PROSPECTUS


                                 CLASS A SHARES
                                 CLASS B SHARES


                                DECEMBER 1, 2002






                              [AMSOUTH FUNDS LOGO]







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As with all  mutual  funds,  the  Securities  and  Exchange  Commission  has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
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AMSOUTH FUNDS                                                  TABLE OF CONTENTS
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     [LOGO] DESCRIPTION OF THE FUNDS - OBJECTIVES, RISK/RETURN AND EXPENSES
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Carefully review this important         Overview
section, which summarizes each          EQUITY FUNDS
Fund's investments, risks, past         Value Fund
performance, and fees.                  Select Equity Fund
                                        Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                        HYBRID FUNDS
                                        Balanced Fund
                                        Strategic Portfolios:
                                          Aggressive Growth Portfolio
                                        Strategic Portfolios: Growth Portfolio
                                        Strategic Portfolios: Growth and Income
                                          Portfolio
                                        Strategic Portfolios: Moderate Growth
                                          and Income Portfolio
                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund
                                        Tennessee Tax-Exempt Fund

                [LOGO] ADDITIONAL INVESTMENT STRATEGIES AND RISKS
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Review this section for                 EQUITY FUNDS
information on investment               Value Fund
strategies and their risks.             Select Equity Fund

                                        Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                        International Equity, Mid Cap, Capital
                                          Growth and Large Cap Funds
                                        Equity Funds and Bond Funds
                                        HYBRID FUNDS
                                        Balanced Fund

                                        Strategic Portfolios: Aggressive Growth
                                          Portfolio
                                        Strategic Portfolios: Growth Portfolio
                                        Strategic Portfolios: Growth and Income
                                          Portfolio
                                        Strategic Portfolios: Moderate Growth
                                          and Income Portfolio

                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund

                                                                               2

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AMSOUTH FUNDS                                                  TABLE OF CONTENTS
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                                        Tennessee Tax-Exempt Fund

                             [LOGO] FUND MANAGEMENT
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Review this section for details on      The Investment Advisor
the people and organizations who        The Investment Sub-Advisors
oversee the Funds.                      Portfolio Managers
                                        The Distributor and Administrator

                         [LOGO] SHAREHOLDER INFORMATION
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Review this section for details on      Choosing a Share Class
how shares are valued, how to           Pricing of Fund Shares
purchase, sell and exchange shares,     Purchasing and Adding to Your Shares
related charges and payments of         Selling Your Shares
dividends and distributions.            General Policies on Selling Shares
                                        Distribution Arrangements/Sales Charges

                                        Distribution and Service (12b-1) Fees
                                          and Shareholder Servicing Fees

                                        Exchanging Your Shares
                                        Dividends, Distributions and Taxes

                    [LOGO] OTHER INFORMATION ABOUT THE FUNDS
-------------------------------------------------------------------------------
                                        Financial Highlights

                                                                               3

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
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THE FUNDS                               AmSouth  Funds is a mutual  fund  family
                                        that offers different  classes of shares
                                        in   separate   investment    portfolios
                                        ("Funds").  The  Funds  have  individual
                                        investment  goals and  strategies.  This
                                        prospectus     gives    you    important
                                        information about the Class A Shares and
                                        Class B Shares of the Equity Funds,  the
                                        Hybrid  Funds,  and the Bond  Funds that
                                        you should  know before  investing.  The
                                        Funds also offer an additional  class of
                                        shares  called Class I Shares,  formerly
                                        Trust  Shares,  which  is  offered  in a
                                        separate  prospectus.  Please  read this
                                        prospectus   and  keep  it  for   future
                                        reference.

                                        Each  of the  Funds  described  in  this
                                        prospectus  is a mutual  fund.  A mutual
                                        fund  pools   shareholders'  money  and,
                                        using professional  investment managers,
                                        invests it in securities like stocks and
                                        bonds.   Before  you  look  at  specific
                                        Funds, you should know a few general basics about investing in mutual funds.

                                        The value of your  investment  in a Fund
                                        is based  on the  market  prices  of the
                                        securities the Fund holds.  These prices
                                        change  daily due to economic  and other
                                        events  that affect  securities  markets
                                        generally,  as well as those that affect
                                        particular   companies   or   government
                                        units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                        LIKE OTHER  INVESTMENTS,  YOU COULD LOSE
                                        MONEY ON YOUR INVESTMENT IN A FUND. YOUR
                                        INVESTMENT IN A FUND IS NOT A DEPOSIT OR
                                        AN  OBLIGATION  OF  AMSOUTH  BANK,   ITS
                                        AFFILIATES,  OR  ANY  BANK.  IT  IS  NOT
                                        INSURED  BY THE  FDIC OR ANY  GOVERNMENT
                                        AGENCY.

                                        Each  Fund has its own  investment  goal
                                        and  strategies  for reaching that goal.
                                        However,  it cannot be guaranteed that a
                                        fund  will  achieve  its  goal.   Before
                                        investing, make sure that the Fund's goal matches your own.

                                        The  portfolio   manager   invests  each
                                        Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

4

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,
RISK/RETURN AND EXPENSES
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                                        EQUITY FUNDS

                                        These  Funds seek  capital  appreciation
                                        and   invest    primarily    in   equity
                                        securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                             o    seeking a long-term goal such
                                                  as retirement
                                             o    looking to add a growth
                                                  component to your portfolio
                                             o    willing to accept the risks of
                                                  investing in the stock markets

                                        These Funds may not be appropriate if
                                        you are:

                                             o    pursuing a short-term goal or
                                                  investing emergency reserves
                                             o    uncomfortable with an
                                                  investment that will fluctuate
                                                  in value

                                                                               5

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
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                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund   seeks   capital   growth  by
                                        investing  primarily  in  a  diversified
                                        portfolio of common stock and securities
                                        convertible  into common stock,  such as
                                        convertible    bonds   and   convertible
                                        preferred   stock.   The  production  of
                                        current    income   is   an   incidental
                                        objective.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  invests  primarily  in  common
                                        stocks that the Sub-Advisor believes to be undervalued.

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor  uses a variety of  economic
                                        projections,   quantitative  techniques,
                                        and earnings  projections in formulating
                                        individual   stock   purchase  and  sale
                                        decisions.  The Sub-Advisor  will select
                                        investments   believed   to  have  basic
                                        investment value which will eventually be recognized by other investors, thus increasing their value to the Fund.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses - undervalued stocks - will underperform other kinds of investments or market averages.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

                                                                               6
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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
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The bar chart and table show how the Fund has performed and how its  performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500/Barra Value (Registered) Index, a widely recognized, unmanaged index of the stocks in the S&P 500 (Registered) having the lowest price-to-book ratios. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                       12/31 FOR CLASS A SHARES (1), (2)

                                                 [BAR GRAPH]
                                1992                                      10.33%
                                1993                                      18.38%
                                1994                                       0.37%
                                1995                                      27.39%
                                1996                                      15.74%
                                1997                                      32.30%
                                1998                                      17.61%
                                1999                                       3.86%
                                2000                                       5.08%
                                2001                                       4.08%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -37.37%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     16.32%     12/31/98
                                      Worst quarter:   -12.15%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                     1          5         10     SINCE INCEPTION
                                    YEAR       YEARS     YEARS      (12/31/88)
                                 -----------------------------------------------
CLASS A SHARES Return              -1.65%     10.81%     12.44%      12.41%
Before Taxes (with 5.50%
sales charge)
                                 -----------------------------------------------
CLASS B SHARES(2) Return           -1.43%     10.94%     12.08%      11.88%
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                 -----------------------------------------------
CLASS A SHARES Return              -3.51%      8.08%     10.08%      10.29%
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return               0.53%      8.49%      9.86%       9.99%
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
S&P 500/BARRA VALUE INDEX         -11.71%      9.49%     13.10%      13.07%
(Registered)
                                 -----------------------------------------------
S&P 500 (Registered) INDEX(3)     -11.88%     10.70%     12.93%      14.24%

                                 -----------------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

                                                                               7

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
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(2) Performance for the Class B Shares,  which were first offered on 9/3/97,  is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

(3) The S&P 500 (Registered) Index is a widely recognized, unmanaged index of common stocks. The Fund has changed its benchmark from the S&P 500 (Registered) Index to the S&P 500/Barra Value (Registered) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                                               8

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
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As an investor in the Value Fund,  you will pay the following  fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.56%             0.56%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.36%             2.11%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years, starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.55% for Class A Shares and 0.55% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.35%; and Class B Shares, 2.10%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

                                                                               9

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
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                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $681     $957     $1,254    $2,095
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $714     $961     $1,334    $2,250

                    Assuming no redemption    $214     $661     $1,134    $2,250
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                                                              10

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
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                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  long-term   growth  of
                                        capital by investing primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The
                                        Sub-Advisor does not currently intend to purchase convertible securities.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  invests  primarily  in  common
                                        stocks   of   companies    with   market
                                        capitalizations  greater than $2 billion
                                        at the time of purchase and that possess
                                        a   dominant   market   share  and  have
                                        barriers, such as a patent or well-known brand name, that shield their market share and profits from competitors.

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor   continuously   monitor   a
                                        universe of companies possessing "market
                                        power"  to  look  for  opportunities  to
                                        purchase   these  stocks  at  reasonable
                                        prices.  "Market power" is a combination
                                        of dominant  market  share and a barrier
                                        that  protects  that  market  share.  In
                                        selecting  individual  securities,   the
                                        Sub-Advisor   look  for  companies  that
                                        appear undervalued. The Sub-Advisor then conduct a fundamental analysis of the stock, the industry and the industry structure. The Sub-Advisor will then purchase those companies whose market power, in the managers' opinion, is intact. As a result, the Sub-Advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT  STYLE RISK: The  possibility
                                        that the  market  segment  on which this
                                        Fund focuses - undervalued growth stocks
                                        -  will  underperform   other  kinds  of
                                        investments or market averages.

                                        NON-DIVERSIFIED   RISK:   The  Fund  may
                                        invest in a small number of companies which may increase the volatility of the Fund. If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been invested in a greater number of companies.

                                        The Fund may trade securities  actively,
                                        which  could  increase  its  transaction
                                        costs (thereby lowering its performance)
                                        and may  increase  the  amount  of taxes
                                        that you pay.  However,  the Sub-Advisor
                                        expect that the Fund's annual  portfolio
                                        turnover rate will average less than 50%
                                        each  year.   If  the  Fund  invests  in
                                        securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

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DESCRIPTION OF THE FUNDS - OBJECTIVES,                AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                        12/31 FOR CLASS A SHARES (1), (2)

                                                   [BAR GRAPH]
                                1999                                     -10.12%
                                2000                                      12.66%
                                2001                                       7.45%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -13.36%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:    17.30%      12/31/00
                                      Worst quarter:  -13.07%      9/30/99
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------


                                          1            3        SINCE INCEPTION
                                        YEAR         YEARS          (9/1/98)
                                      ------------------------------------------
 CLASS A SHARES Return Before Taxes     1.51%        0.93%           6.68%
 (with 5.50% sales charge)
                                      ------------------------------------------
 CLASS B SHARES(2) Return Before        1.63%        1.20%           6.97%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes      1.48%        -0.17%          5.60%
 on Distributions
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes      0.92%        0.18%           4.85%
 on Distributions and Sale of Fund
 Shares
                                      ------------------------------------------
 S&P 500 (Registered) INDEX           -11.88%       10.70%           6.96%
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.91%             0.89%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.71%             2.44%
--------------------------------------------------------------------------------


(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%. 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.66% for Class A Shares and 0.64% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.46%; and Class B Shares, 2.19%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1        3         5        10
                                              YEAR    YEARS     YEARS     YEARS

                    CLASS A SHARES            $714    $1,059    $1,427    $2,458
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $747    $1,061    $1,501    $2,596

                    Assuming no redemption    $247    $761      $1,301    $2,596
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  produce  long-term
                                        growth of capital by investing primarily in a diversified portfolio of common stock and securities convertible into common stocks such as convertible bonds and convertible preferred stock. The
                                        Sub-Advisor does not currently intend to purchase convertible securities.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund    invests   in   a   broadly
                                        diversified   portfolio   of   S&P   500
                                        (Registered)    stocks,    overweighting
                                        relative to their S&P weights those that
                                        the    Sub-Advisor    believes   to   be
                                        undervalued  compared  to  others in the
                                        index.  The Fund seeks to maintain  risk
                                        characteristics  similar  to that of the
                                        S&P   500   (Registered)    Index   and,
                                        normally, invests at least 80% of its assets in common stocks drawn from the Index.

                                        The   Sub-Advisor's    stock   selection
                                        process     utilizes      computer-aided
                                        quantitative analysis. The Sub-Advisor's
                                        computer  models use many types of data,
                                        but  emphasize  technical  data  such as
                                        price and volume  information.  Applying
                                        these  models to stocks  within  the S&P
                                        500 (Registered),  the Sub-Advisor hopes
                                        to  generate  more  capital  growth than
                                        that of the S&P  500  (Registered).  The
                                        Sub-Advisor's   emphasis  on   technical
                                        analyses   can  result  in   significant
                                        shifts   in   portfolio    holdings   at
                                        different times. However, stringent risk
                                        controls  at  the  style,  industry  and
                                        individual  stock levels help ensure the
                                        Fund  maintains   risk   characteristics
                                        similar   to   those   of  the  S&P  500
                                        (Registered).

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses - stocks in the S&P 500 (Registered) Index which are primarily large cap companies - will underperform other kinds of investments or market averages.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

                                        "S&P 500" is a registered service mark of Standard & Poor's, a division of McGraw- Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                          12/31 FOR CLASS A SHARES (1)

                                                  [BAR GRAPH]
                                1999                                      21.05%
                                2000                                      -8.24%
                                2001                                     -12.58%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -29.29%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:    14.36%      12/31/99
                                      Worst quarter:  -15.40%      9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                          1            3        SINCE INCEPTION
                                        YEAR         YEARS          (9/1/98)
                                      ------------------------------------------
 CLASS A SHARES Return Before Taxes   -17.39%       -2.82%           5.04%
 (with 5.50% sales charge)
                                      ------------------------------------------
 CLASS B SHARES(2) Return Before      -17.50%       -2.65%           5.23%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes    -17.72%       -3.55%           4.25%
 on Distributions
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes    -10.38%       -2.46%           3.82%
 on Distributions and Sale of Fund
 Shares
                                      ------------------------------------------
 S&P 500 (Registered) INDEX           -11.88%       10.70%           6.96%
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which were first offered on 9/2/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.45%             0.45%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.74%             0.74%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.19%             1.94%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.62% for Class A Shares and 0.62% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.07%; and Class B Shares, 1.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,              AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $665     $907     $1,168    $1,914
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $697     $909     $1,247    $2,070

                    Assuming no redemption    $197     $609     $1,047    $2,070
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  invests  primarily  in  equity
                                        securities of large U.S.  companies with
                                        market  capitalizations  over $1 billion
                                        that the  Sub-Advisor  believes have the
                                        potential     to     provide     capital
                                        appreciation and growth of income.

                                        In  choosing  stocks  for the Fund,  the
                                        Sub-Advisor's   strategy  is  to  select
                                        well- managed U.S.  companies  that have
                                        demonstrated   sustained   patterns   of
                                        profitability,  strong  balance  sheets,
                                        and    the    potential    to    achieve
                                        predictable,    above-average   earnings
                                        growth.   The   Sub-Advisor   seeks   to
                                        diversify  the Fund's  portfolio  within
                                        the   various    industries    typically
                                        comprising,    what   the    Sub-Advisor
                                        believes  to  be,  the  classic   growth
                                        segments    of   the    U.S.    economy:
                                        Technology,    Consumer    Non-Durables,
                                        Health  Care,   Business  Equipment  and
                                        Services, Retail, and Capital Goods.

                                        The Fund invests for long term growth rather than short term profits. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET  RISK:  Stocks  and other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT STYLE RISK: Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically--even if earnings show an absolute increase.

                                        The  risks  and  returns  of   different
                                        industries  can vary  over the long term
                                        and short  term.  Because  of this,  the
                                        Fund's  performance  could suffer during
                                        times   when  the   stocks   of   growth
                                        companies in which it is invested are out of favor.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                                          12/31 FOR CLASS A SHARES(1)

                                                 [BAR GRAPH]
                            1994                                           1.78%
                            1995                                          34.99%
                            1996                                          17.63%
                            1997                                          35.93%
                            1998                                          37.87%
                            1999                                          18.85%
                            2000                                          -2.22%
                            2001                                         -11.29%

                            ----------------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         -30.31%.
                            ----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:    24.83%      12/31/98
                                      Worst quarter:  -12.69%      3/31/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                              1           5      SINCE INCEPTION
                                            YEAR        YEARS        (8/3/92)
                                      ------------------------------------------
 CLASS A SHARES Return Before Taxes       -16.16%      12.80%         13.48%
 (with 5.50% sales charge)
                                      ------------------------------------------
 CLASS B SHARES(2) Return Before          -16.10%      12.87%         13.12%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes        -17.12%      10.88%         11.88%
 on Distributions
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes        -8.92%       10.75%         11.31%
 on Distributions and Sale of Fund
 Shares
                                      ------------------------------------------
 S&P 500 (Registered) INDEX              -11.88%      10.70%         13.38%
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class B Shares, which were first offered on 12/15/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%             None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.57%             0.57%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.37%             2.12%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.46% for Class A Shares and 0.46% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.26%; and Class B Shares, 2.01%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $682     $960     $1,259    $2,106
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $715     $964     $1,339    $2,261

                    Assuming no redemption    $215     $664     $1,139    $2,261
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  invests  primarily  in  equity
                                        securities of U.S. companies with market
                                        capitalizations of at least $500 million
                                        that  the  Sub-Advisor   believes  offer
                                        opportunities for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                                        In  choosing  stocks  for the Fund,  the
                                        Sub-Advisor first identifies  industries
                                        that it  believes  will  expand over the
                                        next   few   years   or   longer.    The
                                        Sub-Advisor    then   uses   fundamental
                                        analysis of company financial statements
                                        to  find  large  U.S.  companies  within
                                        these industries that offer the prospect
                                        of   solid    earnings    growth.    The
                                        Sub-Advisor   also  may  consider  other
                                        factors in selecting investments for the
                                        Fund,  including the  development of new
                                        or  improved   products   or   services,
                                        opportunities  for greater market share,
                                        more effective management or other signs
                                        that the company  will have greater than
                                        average   earnings  growth  and  capital
                                        appreciation.      The      Fund      is
                                        non-diversified   and,  therefore,   may
                                        concentrate its investments in a limited number of issuers.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET  RISK:  Stocks  and other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT  STYLE  RISK:  The  Fund  may
                                        invest in  medium-sized  companies which
                                        carry  additional  risks  because  their
                                        earnings  tend to be  less  predictable,
                                        their  share  prices more  volatile  and
                                        their   securities   less   liquid  than
                                        larger, more established companies.

                                        Over time, growth companies are expected
                                        to   increase   their   earnings  at  an
                                        above-average     rate.     If     these
                                        expectations are not met, the stock price can fall drastically -- even if earnings show an absolute increase.

                                        NON-DIVERSIFIED   RISK:   The   Fund  is
                                        non-diversified and may invest a greater
                                        percentage of its assets in a particular
                                        company   compared   with  other  funds.
                                        Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        be greater  and its  performance  lower.
                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                     PERFORMANCE BAR CHART AND TABLE
                                  YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
                                       FOR CLASS A SHARES(1), (2)

                                              [BAR GRAPH]
                           1992                                           6.49%
                           1993                                           3.48%
                           1994                                          -0.42%
                           1995                                          30.42%
                           1996                                          22.25%
                           1997                                          30.79%
                           1998                                          32.05%
                           1999                                          21.85%
                           2000                                          -0.69%
                           2001                                         -21.75%
                           -----------------------------------------------------
                                         The bar chart above does not reflect
                                         any applicable sales charges which
                                         would reduce returns. The Fund's total
                                         return from 1/1/02 to 9/30/02 was
                                         -29.25%.
                           -----------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' and returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     22.63%     12/31/98
                                      Worst quarter:   -21.26%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1), (2)

                                              ----------------------------------

                                    1          5         10     SINCE INCEPTION
                                   YEAR       YEARS     YEARS      (12/31/80)(2)
                                ------------------------------------------------
CLASS A SHARES Return            -26.08%      9.10%     10.45%      10.72%
Before Taxes (with 5.50%
sales charge)
                                ------------------------------------------------
CLASS B SHARES(3) Return         -26.14%      9.05%     10.03%       9.94%
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                 -----------------------------------------------
CLASS A SHARES Return             -26.08%      6.06%       N/A        7.55%
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return             -15.88%      6.95%       N/A       8.01%
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
S&P 500 (Registered) INDEX        -11.88%     10.70%     12.93%      14.19%

                                 -----------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.
                                                                              29

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted before-tax returns of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower. After-tax returns reflect the performance of the Class A Shares since 4/1/96, and do not include the performance of the collective trust fund accounts prior to that date.

(3) Performance for the Class B Shares, which were first offered on 2/5/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES


Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               None              0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.57%             0.57%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.37%             2.12%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.51% for Class A Shares and 0.49% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.36%; and Class B Shares, 2.04%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,               AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $682     $960     $1,259    $2,106
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $715     $964     $1,339    $2,261

                    Assuming no redemption    $215     $664     $1,139    $2,261
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund    invests   in   a   broadly
                                        diversified  portfolio of S&P MidCap 400
                                        Index ("S&P 400") stocks, overweighting relative to their S&P 400 weights those that the Sub-Advisor believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least
                                        80% of its assets in common stocks drawn from the Index.

                                        The   Sub-Advisor's    stock   selection
                                        process     utilizes      computer-aided
                                        quantitative analysis. The Sub-Advisor's
                                        computer  models use many types of data,
                                        but  emphasize  technical  data  such as
                                        price and volume  information.  Applying
                                        these  models to stocks  within  the S&P
                                        400, the  Sub-Advisor  hopes to generate
                                        more capital growth than that of the S&P
                                        400.  The   Sub-Advisor's   emphasis  on
                                        technical   analyses   can   result   in
                                        significant shifts in portfolio holdings
                                        at different times.  However,  stringent
                                        risk controls at the style, industry and
                                        individual  stock levels are intended to
                                        help    the    Fund     maintain    risk
                                        characteristics similar to those of the S&P 400.

                                        "S&P 400" is a registered service mark of Standard & Poor's, which does not sponsor and is in no way affiliated with the Fund.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET  RISK:  Stocks  and other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT  STYLE RISK: The Fund invests
                                        in   mid-cap   companies   which   carry
                                        additional   risks.    These   companies
                                        typically have less predictable earnings
                                        than   larger    companies   and   their
                                        securities  trade less frequently and in
                                        more   limited   volume  than  those  of
                                        larger, more established companies. As a result, mid-cap stocks and thus the Fund's shares may fluctuate more in value than larger-cap stocks and funds that focus on them.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class A Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P MidCap 400 (Registered) Index, a widely recognized, unmanaged index of 400 domestic stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES(1)

                                                   [BAR GRAPH]
                             2000                                        -14.95%
                             2001                                        -23.07%

                             ---------------------------------------------------
                                      The bar chart above does not reflect
                                      any applicable sales charges which
                                      would reduce returns. The Fund's total
                                      return from 1/1/02 to 9/30/02 was
                                      -23.90%.
                             ---------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:    12.98%      3/31/00
                                      Worst quarter:  -21.79%      9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                                1               SINCE INCEPTION
                                              YEAR                  (5/4/99)
                                            ------------------------------------
 CLASS A SHARES Return Before Taxes         -27.31%                  2.64%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES Return Before               -27.71%                  2.86%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -27.31%                  2.64%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -16.63%                  2.12%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 S&P MIDCAP 400 INDEX                        -0.61%                 11.18%

                                            ------------------------------------
 S&P 500 (Registered) INDEX(2)              -11.88%                 -4.32%

                                            ------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500 (Registered) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500 (Registered) Index to the S&P MidCap 400 (Registered) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Mid Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        1.00%             1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.83%             0.83%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.83%             2.58%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.66% for Class A Shares and 0.66% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.66%; and Class B Shares, 2.41%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                      AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $726    $1,094   $1,486    $2,580
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $761    $1,102   $1,570    $2,732

                    Assuming no redemption    $261    $802     $1,370    $2,732
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks capital  appreciation  by
                                        investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                        Any current income generated from these securities is incidental.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  invests  primarily  in  common
                                        stocks   of   companies    with   market
                                        capitalizations  at the time of purchase
                                        in the range of companies in the Russell
                                        2000    (Registered)     Growth    Index
                                        (currently between $50 million and $2 billion).

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor seeks smaller companies with
                                        above-average growth potential.  Factors
                                        the Sub-Advisor  typically  considers in
                                        selecting individual  securities include
                                        positive  changes in earnings  estimates
                                        for future  growth,  higher  than market
                                        average   profitability,   a   strategic
                                        position   in  a   specialized   market,
                                        earnings   growth   consistently   above
                                        market, and fundamental value.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        SMALL   COMPANY   RISK:   Investing   in
                                        smaller, lesser-known companies involves
                                        greater  risk  than  investing  in those
                                        that  are  more  established.   A  small
                                        company's financial  well-being may, for
                                        example,  depend  heavily  on just a few
                                        products  or   services.   In  addition,
                                        investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will underperform other kinds of investments or market averages.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares and Class B Shares over time to that of the Russell 2000 (Registered) Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES(1)

                                                   [BAR GRAPH]
                             1999                                         15.97%
                             2000                                         18.68%
                             2001                                        -27.81%

                             ---------------------------------------------------
                                      The bar chart above does not reflect
                                      any applicable sales charges which
                                      would reduce returns. The Fund's total
                                      return from 1/1/02 to 9/30/02 was
                                      -19.98%.
                             ---------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:    27.37%     12/31/99
                                      Worst quarter:  -20.17%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                               1                SINCE INCEPTION
                                              YEAR                  (3/2/98)
                                            ------------------------------------
 CLASS A SHARES Return Before Taxes         -31.79%                 -3.16%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES Return Before               -31.86%                 -3.17%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -31.79%                 -4.04%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -19.36%                 -2.76%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 RUSSELL 2000 (Registered) GROWTH INDEX     -9.23%                  -1.33%

                                            ------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        1.20%             1.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.57%             0.57%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.77%             2.52%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.41% for Class A Shares and 0.41% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.61%; and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                    AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $720    $1,077   $1,457    $2,519
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $755    $1,085   $1,540    $2,672

                    Assuming no redemption    $255    $785     $1,340    $2,672
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES         The Fund seeks to achieve its  objective
                                        by  investing  in the  stocks  of  large
                                        non-U.S.   companies   that  the  Fund's
                                        Sub-Advisor   determines   to  be  value
                                        stocks   at  the   time   of   purchase.
                                        Securities are  considered  value stocks
                                        primarily  because  a  company's  shares
                                        have a high book  value in  relation  to
                                        their  market  value (a "book to  market
                                        ratio").   In   assessing   value,   the
                                        Sub-Advisor   may  consider   additional
                                        factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria the Sub-Advisor uses for assessing value are subject to change from time to time.

                                        The  Sub-Advisor  believes  that  equity
                                        investing  should  involve  a  long-term
                                        view  and  a  focus   on   asset   class
                                        selection,  not stock picking. It places
                                        priority on limiting expenses, portfolio
                                        turnover and trading  costs.  Generally,
                                        the  Sub-Advisor  structures a portfolio
                                        by:  1)  starting  with  a  universe  of
                                        securities,  2)  creating  a sub-set  of
                                        companies   meeting  the   Sub-Advisor's
                                        investment   guidelines,   3)  excluding
                                        certain    companies   after   analyzing
                                        various factors and 4) purchasing stocks
                                        so the  portfolio  is  generally  market
                                        capitalization      weighted      within
                                        countries.  The Fund is  non-diversified
                                        and,  therefore,   may  concentrate  its
                                        investments   in  a  limited  number  of
                                        issuers.

                                        The Fund  invests in the stocks of large
                                        companies  in countries  with  developed
                                        markets. Under normal market conditions,
                                        the Fund invests in companies  organized
                                        or having a majority of their  assets in
                                        or   deriving   a   majority   of  their
                                        operating   income  in  at  least  three
                                        non-U.S. countries, and no more than 40%
                                        of the  Fund's  assets are  invested  in
                                        such  companies in any one country.  The
                                        Fund seeks to invest in companies having
                                        at  least   $800   million   of   market
                                        capitalization,    and    to    purchase
                                        securities  on a  market  capitalization
                                        weighted  basis  within each  applicable
                                        country.  The Sub-Advisor may reset such
                                        floor  from  time  to  time  to  reflect
                                        changing    market    conditions.    The
                                        Sub-Advisor,  using  its best  judgment,
                                        will seek to set country  weights  based
                                        on the relative market capitalization of
                                        companies  within  each  country.  As  a
                                        result,   the   weighting   of   certain
                                        countries  in the  Fund  may  vary  from
                                        their weighting in international indices
                                        such   as   those   published   by  FTSE
                                        International,  Morgan  Stanley  Capital
                                        International or Salomon/Smith Barney.

                                        For a more complete  description  of the
                                        various  securities  in which a Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET RISK: The Fund's performance will
                                        be influenced  by political,  social and
                                        economic factors affecting  companies in
                                        foreign  countries.  The  securities  of
                                        foreign  issuers   fluctuate  in  price,
                                        often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                        FOREIGN    INVESTMENT   RISK:    Foreign
                                        securities include special risks such as
                                        exposure  to  currency  fluctuations,  a
                                        lack of  adequate  company  information,
                                        political  instability,   and  differing
                                        auditing  and  legal  standards.   As  a
                                        result,   you   could   lose   money  by
                                        investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund generally does not hedge foreign currency risk.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        NON-DIVERSIFIED   RISK:   The   Fund  is
                                        non-diversified and may invest a greater
                                        percentage of its assets in a particular
                                        company   compared   with  other  funds.
                                        Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                        The  Fund  may   trade   securities   to
                                        implement  its  strategy,   which  could
                                        increase its transaction  costs (thereby
                                        lowering   its   performance)   and  may
                                        increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of Class A Shares over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                          12/31 FOR CLASS A SHARES(1)

                                                 [BAR GRAPH]
                                1998                                       9.48%
                                1999                                      26.77%
                                2000                                     -11.50%
                                2001                                     -24.31%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -20.61%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     18.79%     12/31/98
                                      Worst quarter:   -19.33%     9/30/98
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                         1             3        SINCE INCEPTION
                                        YEAR         YEARS         (8/15/97)
                                      ------------------------------------------
 CLASS A SHARES Return Before Taxes   -28.47%       -7.08%          -3.59%
 (with 5.50% sales charge)
                                      ------------------------------------------
 CLASS B SHARES(2) Return Before      -28.75%       -6.96%          -3.55%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes    -28.47%       -7.49%          -3.91%
 on Distributions
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes    -17.34%       -5.64%          -2.89%
 on Distributions and Sale of Fund
 Shares
                                      ------------------------------------------
 EAFE                                 -21.21%        1.17%          -1.48%
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributors.

(2) Performance for the Class B Shares, which were first offered on 2/2/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        1.25%             1.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.64%             0.64%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.89%             2.64%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.35% for Class A Shares and 0.36% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.60%; and Class B Shares, 2.36%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,         AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                          EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $731    $1,111    $1,515    $2,640
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $767    $1,120    $1,600    $2,792

                    Assuming no redemption    $267    $820      $1,400    $2,792
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        HYBRID FUNDS

                                        These  Funds  invest  in  a  mixture  of
                                        different  types of  securities  such as
                                        stocks,    bonds   and   money    market
                                        instruments.  While  the  Balanced  Fund
                                        invests  directly  in  securities,   the
                                        Strategic   Portfolios   are  "funds  of
                                        funds" that invest substantially all of their assets in Class I Shares of other Funds of the AmSouth Funds ("Underlying Funds"), whose objectives, strategies, and risks are described herein.

WHO MAY WANT TO INVEST?                 Consider  investing  in the Hybrid Funds
                                        if you are:

                                             o    seeking the  benefits of asset
                                                  allocation  and  risk-reducing
                                                  diversification

                                        Consider   investing  in  the  Strategic
                                        Portfolios if you are:

                                             o    seeking        investment pro-
                                                  fessionals   to   select   and
                                                  maintain a portfolio of mutual
                                                  funds for you
                                             o    seeking    to   spread    your
                                                  investment      among     many
                                                  different  mutual  funds  that
                                                  match your goals in one simple
                                                  package

                                        These Funds may not be appropriate if you are:

                                             o    pursuing  a short-term goal or
                                                  investing  emergency  reserves
                                             o    uncomfortable with  an invest-
                                                  ment  that will  fluctuate  in
                                                  value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  obtain   long-term
                                        capital  growth and produce a reasonable
                                        amount  of  current   income  through  a
                                        moderately     aggressive     investment
                                        strategy.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund    invests   in   a   broadly
                                        diversified portfolio of equity and debt
                                        securities   consisting   primarily   of
                                        common   stocks  and  bonds.

                                        The Fund normally invests between 45-75%
                                        of its assets in equity  securities  and
                                        at  least  25% of its  assets  in  fixed
                                        income  securities.  The  portion of the
                                        Fund's  assets  invested  in equity  and
                                        debt securities will vary depending upon
                                        economic  conditions,  the general level
                                        of  stock  prices,  interest  rates  and
                                        other   factors,   including  the  risks
                                        associated  with  each  investment.  The
                                        Fund's  equity  investments  consist  of
                                        common  stocks  of  companies  that  the
                                        Sub-Advisor believes are undervalued and
                                        have   a   favorable   outlook   or  are
                                        reasonably  priced with the potential to
                                        produce  above-average  earnings growth.
                                        The  Fund's  fixed-  income  investments
                                        consist primarily of "high-grade" bonds,
                                        notes  and   debentures.   The   average
                                        dollar-weighted maturity of the fixed-income portion of the Fund's portfolio will range from one to thirty years.

                                        In  managing  the equity  portion of the
                                        Fund, the Sub-Advisor  uses a variety of
                                        economic    projections,    quantitative
                                        techniques,  and earnings projections in
                                        formulating  individual  stock  purchase
                                        and  sale  decisions.   The  Sub-Advisor
                                        selects  investments  that  he  believes
                                        have  basic  investment  value that will
                                        eventually   be   recognized   by  other
                                        investors.  In addition, the Sub-Advisor
                                        may identify companies with a history of
                                        above-average  growth or companies  that
                                        are   expected   to  enter   periods  of
                                        above-average growth or are positioned in emerging growth industries.

                                        In managing the fixed- income portion of
                                        the Fund's  portfolio,  the  Sub-Advisor
                                        uses a "top down" investment  management
                                        approach   focusing   on  a   security's
                                        maturity.   The  Sub-Advisor  sets,  and
                                        continually  adjusts,  a target  for the
                                        interest  rate  sensitivity  of the Fund
                                        based upon  expectations  about interest
                                        rates and other  economic  factors.  The
                                        Sub-Advisor   then  selects   individual
                                        securities whose maturities fit this target and which are deemed to be the best relative values.

                                        The  Fund  may also  invest  in  certain
                                        other  equity  and  debt  securities  in
                                        addition to those described above. For a
                                        more complete description of the various
                                        securities in which the Fund may invest,
                                        please  see  the  Additional  Investment
                                        Strategies  and  Risks  on  page  68  or
                                        consult  the   Statement  of  Additional
                                        Information ("SAI").

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT  STYLE RISK: The  possibility
                                        that the  market  segment  on which  the
                                        equity  portion of this Fund  focuses --
                                        value   and   growth   stocks   --  will
                                        underperform other kinds of investments or market averages.

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed- income portion of the Fund will make it more sensitive to interest rate risk.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.


                                 PERFORMANCE BAR CHART AND TABLE
                                YEAR-BY-YEAR TOTAL RETURNS AS OF
                                   12/31 FOR CLASS A SHARES(1)

                                          [BAR GRAPH]
                         1992                                   8.73%
                         1993                                  14.36%
                         1994                                  -0.39%
                         1995                                  23.51%
                         1996                                   9.72%
                         1997                                  20.84%
                         1998                                  13.12%
                         1999                                   1.33%
                         2000                                  10.18%
                         2001                                   4.61%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was -11.22%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Share returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     9.21%      6/30/97
                                      Worst quarter:   -5.25%      9/30/99
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                                                       SINCE
                                            1        5       10      INCEPTION
                                          YEAR     YEARS    YEARS    (12/19/91)
                                    -------------------------------------------
 CLASS A SHARES Return Before Taxes    -1.16%      8.57%     9.74%     10.39%
 (with 5.50% sales charge)
                                    -------------------------------------------
 CLASS B SHARES(2) Return Before       -1.16%      8.69%     9.38%     10.03%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                    -------------------------------------------
 CLASS A SHARES Return After Taxes     -2.83%      5.57%     7.09%      7.74%
 on Distributions
                                    -------------------------------------------
 CLASS A SHARES Return After Taxes     -0.18%      6.13%     7.09%      7.67%
 on Distributions and Sale of Fund
 Shares
                                    -------------------------------------------
 S&P 500 (Registered) INDEX            -11.88%    10.70%    13.10%     12.93%

                                    -------------------------------------------
 LEHMAN BROTHERS GOVERNMENT/CREDIT      8.51%      7.36%     7.27%      7.27%
 BOND INDEX
                                    -------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution 12b-1 fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.80%             0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.61%             0.61%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.41%             2.16%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%. Approximately eight years after purchase, Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.54% for Class A Shares and 0.54% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.34%; and Class B Shares, 2.09%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,                     AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $686     $972     $1,279    $2,148
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $719     $976     $1,359    $2,303

                    Assuming no redemption    $219     $676     $1,159    $2,303
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor   makes   allocation   decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                    0%-20%
                                        Select Equity Fund            0%-15%
                                        Enhanced Market Fund          0%-25%
                                        Large Cap Fund                0%-15%
                                        Capital Growth Fund           0%-20%
                                        Mid Cap Fund                  0%-15%
                                        Small Cap Fund                0%-25%
                                        International Equity Fund     0%-15%
                                        Limited Term Bond Fund        0%-10%
                                        Prime Money Market Fund       0%-5%

                                        The investment  styles of the Underlying
                                        Funds are  described  elsewhere  in this
                                        Prospectus.   The  Prime  Money   Market
                                        Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. . The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES (1)

                                                   [BAR GRAPH]

                                2000                                       1.50%
                                2001                                      -9.46%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -28.47%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     8.81%     12/31/01
                                      Worst quarter:  -13.92%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                               1                SINCE INCEPTION
                                              YEAR                 (1/13/99)
                                            ------------------------------------
 CLASS A SHARES Return Before Taxes         -14.48%                  0.52%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES (2) Return Before           -14.34%                  0.71%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -15.65%                 -1.08%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -7.71%                   0.21%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 S&P 500 (Registered) INDEX                 -11.88%                 -1.03%

                                            ------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were first offered  on 1/27/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.92%             0.92%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(5)                      1.12%             1.87%

--------------------------------------------------------------------------------
Fee Waiver and/or Expense                            (0.10)%           (0.10)%
Reimbursement(6)
--------------------------------------------------------------------------------
Net Expense(6)                                        1.02%             1.77%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1%, to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.51% for Class A Shares and 0.51% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.71%; and Class B Shares, 1.46%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             AGGRESSIVE GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                     CLASS A SHARES                               2.45%

                     ---------------------------------------------------

                     CLASS B SHARES                               3.20%

                     ---------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $784    $1,272   $1,784    $3,183
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $823    $1,286   $1,874    $3,331

                    Assuming no redemption    $323    $986     $1,674    $3,331
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.
                                                                              59

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy  ranges,  as  set  forth below.
                                        The Advisor makes  allocation  decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                     0%-15%
                                        Select Equity Fund             0%-15%
                                        Enhanced Market Fund           0%-20%
                                        Large Cap Fund                 0%-15%
                                        Capital Growth Fund            0%-15%
                                        Mid Cap Fund                   0%-15%
                                        Small Cap Fund                 0%-15%
                                        International Equity Fund      0%-15%
                                        Limited Term Bond Fund         0%-15%
                                        Prime Money Market Fund        0%-5%

                                        The investment  styles of the Underlying
                                        Funds are  described  elsewhere  in this
                                        Prospectus.   The  Prime  Money   Market
                                        Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES (1)

                                                   [BAR GRAPH]

                                2000                                       0.59%
                                2001                                      -5.77%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -19.19%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     6.38%     12/31/01
                                      Worst quarter:   -9.05%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                               1                SINCE INCEPTION
                                              YEAR                 (2/11/99)
                                            ------------------------------------
 CLASS A SHARES Return Before Taxes         -10.98%                 -0.88%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES Return Before               -11.02%                 -0.16%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes          -11.98%                 -2.47%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes           -6.13%                 -1.21%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 S&P 500 (Registered) INDEX(2)              -11.88%                 -1.03%

                                            ------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class B Shares were first offered on 2/15/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES


Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.94%             0.94%
--------------------------------------------------------------------------------
        Total Fund Operating Expenses(5)              1.14%             1.89%

--------------------------------------------------------------------------------
Fee Waiver and/or Expense                            (0.10)%           (0.10)%
Reimbursement(6)
--------------------------------------------------------------------------------
        Net Expense(6)                                1.04%             1.79%

--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.51% for Class A Shares and 0.50% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.71%; and Class B Shares, 1.45%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                                        GROWTH PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                        AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO

                     CLASS A SHARES                               2.41%

                     ---------------------------------------------------

                     CLASS B SHARES                               3.16%

                     ---------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $781    $1,260    $1,765    $3,145
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $819    $1,274    $1,854    $3,294

                    Assuming no redemption    $319    $974      $1,654    $3,294
                    ------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        long-term  capital growth and a moderate
                                        level  of  current   income.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor will make  allocation  decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                    0%-15%
                                        Select Equity Fund            0%-10%
                                        Enhanced Market Fund          0%-15%
                                        Large Cap Fund                0%-10%
                                        Capital Growth Fund           0%-15%
                                        Mid Cap Fund                  0%-10%
                                        Small Cap Fund                0%-10%
                                        International Equity Fund     0%-10%
                                        Government Income Fund        0%-20%
                                        Bond Fund                     0%-20%
                                        Limited Term Bond Fund        0%-20%
                                        Prime Money Market Fund       0%-5%

                                        The investment  styles of the Underlying
                                        Funds are  described  elsewhere  in this
                                        Prospectus.   The  Prime  Money   Market
                                        Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        The  Fund  also  invests  in  Underlying
                                        Funds  that  invest  primarily  in fixed
                                        income securities,  which are subject to
                                        interest rate and credit risk.  Interest
                                        rate risk is the potential for a decline
                                        in bond  prices  due to rising  interest
                                        rates.  Credit  risk is the  possibility
                                        that  the  issuer  of  a  fixed   income
                                        security   will  fail  to  make   timely
                                        payments of interest or principal, or that the security will have its credit rating downgraded.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                         PERFORMANCE BAR CHART AND TABLE
                                         YEAR-BY-YEAR TOTAL RETURNS AS OF
                                           12/31 FOR CLASS A SHARES (1)

                                                   [BAR GRAPH]

                                2000                                       4.21%
                                2001                                      -2.29%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -13.46%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:      4.83%     12/31/01
                                      Worst quarter:    -5.90%     9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                               1                SINCE INCEPTION
                                              YEAR                  (1/27/99)
                                            ------------------------------------
 CLASS A SHARES(2) Return Before Taxes       -7.67%                  0.43%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES Return Before                -7.59%                  1.25%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes           -9.02%                 -1.17%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes           -4.15%                 -0.13%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 S&P 500 (Registered) INDEX                 -11.88%                 -1.03%

                                            ------------------------------------
 MERRILL LYNCH GOVERNMENT/CORPORATE           8.43%                 -5.94%
 MASTER INDEX
                                            ------------------------------------


(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares were first offered on 3/8/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                 CLASS A            CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)               SHARES             SHARES

Maximum Sales Charge (Load) on Purchases         5.50%(2)            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)             None                5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                2.00%               0.00%

ANNUAL FUND OPERATING EXPENSES                   CLASS A            CLASS B
(FEES PAID FROM FUND ASSETS)                     SHARES             SHARES

Management Fee                                   0.20%               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee          0.00%               0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                0.62%               0.63%
--------------------------------------------------------------------------------
         Total Fund Operating Expenses(5)        0.82%               1.58%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(6)      (0.10)%             (0.10)%
--------------------------------------------------------------------------------
         Net Expenses(6)                         0.72%               1.48%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.40% for Class A Shares and 0.40% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.60% and Class B Shares, 1.35%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced,

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS - OBJECTIVES,             AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                             GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:


                                    AMSOUTH STRATEGIC PORTFOLIOS: GROWTH
                                            AND INCOME PORTFOLIO

                          CLASS A SHARES                               2.07%
                          -----------------------------------------------------
                          CLASS B SHARES                               2.83%
                          -----------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

                                          EXPENSE EXAMPLE

                                         1       3         5           10
                                        YEAR    YEARS     YEARS       YEARS

               CLASS A SHARES           $748    $1,163    $1,602      $2,818
               -----------------------------------------------------------------
               CLASS B SHARES

               Assuming redemption      $786    $1,177    $1,694      $2,976

               Assuming no redemption   $286     $877     $1,494      $2,976
               -----------------------------------------------------------------

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DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        current income and a moderate level of capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor will make  allocation  decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                      0%-15%
                                        Select Equity Fund              0%-10%
                                        Enhanced Market Fund            0%-15%
                                        Large Cap Fund                  0%-10%
                                        Capital Growth Fund             0%-15%
                                        Mid Cap Fund                    0%-10%
                                        Small Cap Fund                  0%-10%
                                        International Equity Fund       0%-10%
                                        Government Income Fund          0%-25%
                                        Bond Fund                       0%-25%
                                        Limited Term Bond Fund          0%-25%
                                        Prime Money Market Fund         0%-5%

                                        The investment  styles of the Underlying
                                        Funds are  described  elsewhere  in this
                                        Prospectus.   The  Prime  Money   Market
                                        Fund's investment style is described in the Money Market Funds' prospectus. For more information about the Fund, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that invest  primarily  in fixed  income
                                        securities,   which   are   subject   to
                                        interest rate and credit risk.  Interest
                                        rate risk is the potential for a decline
                                        in bond  prices  due to rising  interest
                                        rates.  Credit  risk is the  possibility
                                        that  the  issuer  of  a  fixed   income
                                        security   will  fail  to  make   timely
                                        payments of interest  or  principal,  or
                                        that the  security  will have its credit
                                        rating downgraded. The Fund also invests
                                        in   Underlying    Funds   that   invest
                                        primarily in equity securities. Stocks and other equity securities fluctuate in price, often based on factors unrelated

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

                                        to  the   issuers'   value,   and   such
                                        fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                        PERFORMANCE BAR CHART AND TABLE
                                        YEAR-BY-YEAR TOTAL RETURNS AS OF
                                          12/31 FOR CLASS A SHARES (1)

                                                 [BAR GRAPH]

                                2000                                       5.84%
                                2001                                       1.24%

                                ------------------------------------------------
                                            The bar chart above does not reflect
                                            any applicable sales charges which
                                            would reduce returns. The Fund's
                                            total return from 1/1/02 to 9/30/02
                                            was -11.10%.
                                ------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     4.30%     12/31/01
                                      Worst quarter:   -3.66%      9/30/01
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                               1                SINCE INCEPTION
                                              YEAR                  (1/28/99)
                                            ------------------------------------
 CLASS A SHARES(2) Return Before Taxes       -4.37%                  1.60%
 (with 5.50% sales charge)
                                            ------------------------------------
 CLASS B SHARES Return Before                -4.39%                  1.45%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                            ------------------------------------
 CLASS A SHARES Return After Taxes           -5.76%                 -0.01%
 on Distributions
                                            ------------------------------------
 CLASS A SHARES Return After Taxes           -2.30%                  0.70%
 on Distributions and Sale of Fund
 Shares
                                            ------------------------------------
 S&P 500 (Registered) INDEX                 -11.88%                 -1.03%

                                            ------------------------------------
 MERRILL LYNCH GOVERNMENT/CORPORATE           8.43%                  5.94%
 MASTER INDEX
                                            ------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Class A Shares commenced operations on 2/9/99.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In

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--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              5.50%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.20%             0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.87%             0.86%
--------------------------------------------------------------------------------
        Total Fund Operating Expenses(5)              1.07%             1.81%

--------------------------------------------------------------------------------
Fee Waiver and/or Expense                            (0.10)%           (0.10)%
Reimbursement(6)
--------------------------------------------------------------------------------
        Net Expense(6)                                0.97%             1.71%

--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.45% for Class A Shares and 0.44% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.65%; and Class B Shares, 1.39%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                    MODERATE GROWTH AND INCOME PORTFOLIO
--------------------------------------------------------------------------------

(6) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class A Shares and Class B Shares each pay a shareholder servicing fee in the amount of 0.25%. As reduced, the shareholder servicing fees are 0.15% for Class A Shares and 0.15% for Class B Shares. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%, of which 0.05% is waived by the Distributor. Hence, the aggregate shareholder servicing fee paid directly and indirectly by each of the Class A Shares and the Class B Shares is 0.25%.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

                              AMSOUTH STRATEGIC PORTFOLIOS: MODERATE
                                    GROWTH AND INCOME PORTFOLIO

                     CLASS A SHARES                               2.25%

                     ---------------------------------------------------

                     CLASS B SHARES                               2.99%

                     ---------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $766    $1,215   $1,689    $2,993
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $802    $1,224   $1,772    $3,135

                    Assuming no redemption    $302    $  924   $1,572    $3,135
                    ------------------------------------------------------------

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        BOND FUNDS

TAXABLE FUNDS                           The Bond  Fund,  the  Government  Income
                                        Fund, and the Limited Term Bond Fund seek current income and invest primarily in fixed income securities, such as U.S.
                                        government securities or corporate bank and commercial obligations.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                             o    looking   to  add  a   monthly
                                                  income   component   to   your
                                                  portfolio
                                             o    willing to accept the risks of
                                                  price       and       dividend
                                                  fluctuations

                                        These Funds may not be appropriate if you are:

                                             o    investing  emergency  reserves
                                             o    uncomfortable      with     an
                                                  investment that will fluctuate
                                                  in value

TAX-FREE FUNDS                          The  Municipal  Bond Fund,  the  Florida
                                        Tax-Exempt   Fund,   and  the  Tennessee
                                        Tax-Exempt Fund seek  tax-exempt  income
                                        and  invest   primarily   in   municipal
                                        securities  that are exempt from federal
                                        income  tax  and,  in  the  case  of the
                                        Florida    Tax-Exempt   Fund,    Florida
                                        intangible  tax and,  in the case of the
                                        Tennessee   Tax-Exempt  Fund,  Tennessee
                                        personal income tax.

WHO MAY WANT TO INVEST?                 Consider investing in these Funds if you
                                        are:

                                             o    looking   to  reduce   federal
                                                  income or  Florida  intangible
                                                  or Tennessee  personal  income
                                                  taxes
                                             o    seeking     monthly    federal
                                                  tax-exempt dividends o willing
                                                  to  accept  the risks of price
                                                  and dividend fluctuations

                                        These Funds may not be appropriate if you are:

                                             o    investing through a tax-exempt
                                                  retirement plan
                                             o    uncomfortable with an  invest-
                                                  ment  that will  fluctuate  in
                                                  value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                            INCOME FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund    invests    primarily   in
                                        securities  issued or guaranteed by the
                                        U.S.   government,   its   agencies  or
                                        instrumentalities.   These  investments
                                        are    principally     mortgage-related
                                        securities,  U.S. Treasury  obligations
                                        and U.S. government agency obligations.

                                        In managing  the Fund's  portfolio,  the
                                        Advisor  uses  a "top  down"  investment
                                        management   approach   focusing   on  a
                                        security's  maturity.  The Advisor sets,
                                        and  continually  adjusts,  a target for
                                        the  interest  rate  sensitivity  of the
                                        Fund  based  upon   expectations   about
                                        interest rates. The Advisor then selects
                                        individual  securities  whose maturities
                                        fit this  target  and which the  Advisor
                                        believes are the best  relative  values.
                                        The  Fund  may also  invest  in  certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        PREPAYMENT RISK: If a significant number
                                        of   mortgages   underlying  a  mortgage
                                        backed  security  are  refinanced,   the
                                        security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

                                        INCOME RISK:  The  possibility  that the
                                        Fund's  income  will  decline  due  to a
                                        decrease in interest rates.  Income risk
                                        is generally high for shorter-term bonds
                                        and low for  longer-term  bonds.  If the
                                        Fund   invests   in   securities    with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                            INCOME FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                 PERFORMANCE BAR CHART AND TABLE
                                YEAR-BY-YEAR TOTAL RETURNS AS OF
                                   12/31 FOR CLASS A SHARES(1)

                                          [BAR GRAPH]
                         1994                                  -0.37%
                         1995                                  14.38%
                         1996                                   4.07%
                         1997                                   9.35%
                         1998                                   7.14%
                         1999                                   0.63%
                         2000                                  10.67%
                         2001                                   7.01%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 7.74%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     4.54%      6/30/95
                                      Worst quarter:   -1.43%      3/31/94
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                          1            5        SINCE INCEPTION
                                        YEAR         YEARS         (10/1/93)
                                      ------------------------------------------
 CLASS A SHARES Return Before Taxes     2.77%        6.04%           5.78%
 (with 4.00% sales charge)
                                      ------------------------------------------
 CLASS B SHARES(2) Return Before        1.27%        5.66%           5.33%
 Taxes (with applicable Contingent
 Deferred Sales Charge)
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes      0.72%        3.69%           3.30%
 on Distributions
                                      ------------------------------------------
 CLASS A SHARES Return After Taxes      1.66%        3.64%           3.33%
 on Distributions and Sale of Fund
 Shares
                                      ------------------------------------------
 LEHMAN BROTHERS MORTGAGE INDES         8.22%        7.49%           7.04%
                                      ------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                            INCOME FUND
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which were first offered on 3/13/00, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                            INCOME FUND
--------------------------------------------------------------------------------

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.56%             0.56%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.21%             1.96%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.35% for Class A Shares and 0.35% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.00% and Class B Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH GOVERNMENT
RISK/RETURN AND EXPENSES                                            INCOME FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $518     $769     $1,038    $1,807
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $699     $915     $1,257    $2,091

                    Assuming no redemption    $199     $615     $1,057    $2,091
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in short-term
                                        fixed income  securities with maturities
                                        of  five  years  or  less,   principally
                                        corporate bonds and securities issued or
                                        guaranteed by the U.S.  government,  its
                                        agencies or instrumentalities.  The Fund
                                        invests in debt  securities only if they
                                        are  highgrade  (rated  at the  time  of
                                        purchase  in one of  the  three  highest
                                        rating   categories   by  a   nationally
                                        recognized       statistical      rating
                                        organization     ("NRSRO"),    or    are
                                        determined by the Advisor to be of comparable quality).

                                        In managing  the Fund's  portfolio,  the
                                        Advisor  uses  a "top  down"  investment
                                        management   approach   focusing   on  a
                                        security's  maturity.  The Advisor sets,
                                        and  continually  adjusts,  a target for
                                        the  interest  rate  sensitivity  of the
                                        Fund  based  upon   expectations   about
                                        interest   rates  and   other   economic
                                        factors.   The  Advisor   then   selects
                                        individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                                        The  Fund  may also  invest  in  certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities  such as  bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                    PERFORMANCE BAR CHART AND TABLE
                                   YEAR-BY-YEAR TOTAL RETURNS AS OF
                                      12/31 FOR CLASS A SHARES(1)

                                             [BAR GRAPH]
                            1992                                   6.03%
                            1993                                   7.16%
                            1994                                  -1.80%
                            1995                                  12.72%
                            1996                                   3.69%
                            1997                                   6.80%
                            1998                                   7.13%
                            1999                                   1.36%
                            2000                                   8.22%
                            2001                                   7.93%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 5.69%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:      4.02%     6/30/95
                                      Worst quarter:    -1.41%     3/31/94
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                     1          5         10     SINCE INCEPTION
                                    YEAR       YEARS     YEARS      (2/1/89)
                                 -----------------------------------------------
CLASS A SHARES Return               3.62%      5.40%      5.42%       6.48%
Before Taxes (with 4.00%
sales charge)
                                 -----------------------------------------------
CLASS B SHARES(2) Return            2.04%      5.03%      4.89%       5.82%
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                                 -----------------------------------------------
CLASS A SHARES Return               1.48%      3.09%      3.10%       4.15%
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return               2.17%      3.14%      3.17%       4.13%
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
MERRILL LYNCH 1-5 YEAR              8.98%      6.95%      6.53%       7.62%
GOVERNMENT/CORPORATE
BOND INDEX
                                 -----------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which were first offered on 1/21/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------

As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.56%             0.56%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.21%             1.96%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.35% for Class A Shares and 0.35% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.00%; and Class B Shares, 1.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH LIMITED
RISK/RETURN AND EXPENSES                                          TERM BOND FUND
--------------------------------------------------------------------------------


                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS

                    CLASS A SHARES            $518     $769     $1,038    $1,807
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $699     $915     $1,257    $2,091

                    Assuming no redemption    $199     $615     $1,057    $2,091
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests  primarily in bonds and
                                        other  fixed  income  securities.  These
                                        investments   include   primarily   U.S.
                                        corporate bonds and debentures and notes
                                        or bonds  issued  or  guaranteed  by the
                                        U.S.   government,   its   agencies   or
                                        instrumentalities.  The Fund  invests in
                                        debt  securities  only if they  are high
                                        grade  (rated at time of purchase in one
                                        of the three highest  rating  categories
                                        by an NRSRO,  or are  determined  by the
                                        Advisor  to be of  comparable  quality).
                                        The Fund  also  invests  in  zero-coupon
                                        obligations  which are securities  which
                                        do  not  provide   current   income  but
                                        represent ownership of future interest and principal payments on U.S. Treasury bonds.

                                        The  Fund  may  purchase   fixed  income
                                        securities  of any maturity and although
                                        there is no limit on the Fund's  average
                                        maturity,  it is normally expected to be
                                        between five and ten years.  In managing
                                        the Fund's  portfolio,  the  Sub-Advisor
                                        uses a "top down" investment  management
                                        approach   focusing   on  a   security's
                                        maturity.   The  Sub-Advisor  sets,  and
                                        continually  adjusts,  a target  for the
                                        interest  rate  sensitivity  of the Fund
                                        based upon  expectations  about interest
                                        rates.   The  Sub-Advisor  then  selects
                                        individual  securities  whose maturities
                                        fit   this    target   and   which   the
                                        Sub-Advisor   believes   are  the   best
                                        relative values.

                                        The  Fund  may also  invest  in  certain
                                        other  debt   securities.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT  RISKS             Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                 PERFORMANCE BAR CHART AND TABLE
                                YEAR-BY-YEAR TOTAL RETURNS AS OF
                                   12/31 FOR CLASS A SHARES(1)

                                          [BAR GRAPH]
                         1992                                   7.30%
                         1993                                   9.88%
                         1994                                  -3.23%
                         1995                                  18.41%
                         1996                                   2.56%
                         1997                                   9.27%
                         1998                                   9.19%
                         1999                                  -2.56%
                         2000                                  12.06%
                         2001                                   7.40%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 9.72%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:      6.53%     6/30/95
                                      Worst quarter:    -2.39%     3/31/94
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                     1          5         10     SINCE INCEPTION
                                    YEAR       YEARS     YEARS      (2/1/88)
                                 -----------------------------------------------
CLASS A SHARES Return               3.07%      6.07%      6.41%       7.58%
Before Taxes (with 4.00%
sales charge)
                                 -----------------------------------------------
CLASS B SHARES Return Before        1.57%      5.72%      5.86%       6.90%
Taxes (with applicable
Contingent Deferred Sales
Charge)(2)
                                 -----------------------------------------------
CLASS A SHARES Return               0.92%      3.67%      3.79%       5.02%
After Taxes on Distributions
                                 -----------------------------------------------
CLASS A SHARES Return               1.88%      3.67%      3.83%       4.94%
After Taxes on Distributions
and Sale of Fund Shares
                                 -----------------------------------------------
LEHMAN BROTHERS GOVERNMENT/         8.51%      7.36%      7.27%       8.50%
CREDIT BOND INDEX
                                 -----------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class B Shares, which were first offered on 9/16/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.55%             0.55%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.20%             1.95%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.34% for Class A Shares and 0.34% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.99%; and Class B Shares, 1.74%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS
                    CLASS A SHARES            $517     $766     $1,033    $1,796
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $698     $912     $1,252    $2,080

                    Assuming no redemption    $198     $612     $1,052    $2,080
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  produce  as high a
                                        level  of  current  federal   tax-exempt
                                        income   as  is   consistent   with  the
                                        preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests  primarily in municipal
                                        securities  that provide  income that is
                                        exempt  from  federal  income tax and is
                                        not a tax  preference  item for purposes
                                        of the federal  alternative minimum tax.
                                        Municipal     securities     are    debt
                                        obligations,  such as bonds  and  notes,
                                        issued  by  states,   territories,   and
                                        possessions  of the  United  States  and
                                        their political subdivisions,  agencies,
                                        and instrumentalities. Additionally, the
                                        Fund  concentrates  its  investments  in
                                        municipal securities issued by the State
                                        of    Alabama    and    its    political
                                        subdivisions. The Fund invests in debt securities only if they are highgrade
                                        (rated at the time of purchase in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality).

                                        The Fund may purchase  securities of any
                                        maturity.   In   managing   the   Fund's
                                        portfolio, the Advisor uses a "top down"
                                        investment  management approach focusing
                                        on a  security's  maturity.  The Advisor
                                        sets, and continually  adjusts, a target
                                        for the interest rate sensitivity of the
                                        Fund  based  upon   expectations   about
                                        interest   rates  and   other   economic
                                        factors.   The  Advisor   then   selects
                                        individual securities whose maturities fit this target, have a certain level of credit quality, and that the Advisor believes are the best relative values.

                                        The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        CONCENTRATION RISK: By concentrating its
                                        investments  in  securities   issued  by
                                        Alabama and its municipalities, the Fund
                                        will be more  vulnerable to  unfavorable
                                        developments  in Alabama than funds that
                                        are  more  geographically   diversified.
                                        Additionally,  because of the relatively
                                        small   number  of  issuers  of  Alabama
                                        municipal securities, the Fund is likely
                                        to  invest   in  a  limited   number  of
                                        issuers.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                    PERFORMANCE BAR CHART AND TABLE
                                   YEAR-BY-YEAR TOTAL RETURNS AS OF
                                    12/31 FOR CLASS A SHARES(1), (2)

                                             [BAR GRAPH]
                            1992                                   5.94%
                            1993                                   7.56%
                            1994                                  -2.61%
                            1995                                  10.36%
                            1996                                   3.48%
                            1997                                   6.18%
                            1998                                   5.42%
                            1999                                  -1.67%
                            2000                                   8.82%
                            2001                                   4.50%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 8.11%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:      3.73%     3/31/95
                                      Worst quarter:    -3.51%     3/31/94
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1),(2)

                                              ----------------------------------

                                   1      4        5       10    SINCE INCEPTION
                                  YEAR   YEARS    YEARS   YEARS     (8/01/75)
                               -------------------------------------------------
CLASS A SHARES Return             0.30%   3.15%   3.74%     4.30%       5.67%
Before Taxes (with 4.00%
sales charge)
                               -------------------------------------------------
CLASS B SHARES(3) Return         -1.24%   2.67%   3.35%     3.76%       4.81%
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                               -------------------------------------------------
CLASS A SHARES Return             0.28%   3.62%    N/A       N/A         N/A
After Taxes on Distributions
                               -------------------------------------------------
CLASS A SHARES Return             1.68%   3.75%    N/A       N/A         N/A
After Taxes on Distributions
and Sale of Fund Shares
                               -------------------------------------------------
MERRILL LYNCH 1-12 YEAR           5.15%   5.20%   5.69%     6.05%        N/A
MUNICIPAL BOND INDEX
                               -------------------------------------------------
MERRILL LYNCH 3-7 YEAR            5.97%   5.16%   5.43%     5.57%        N/A
MUNICIPAL BOND INDEX(4)
                               -------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) The quoted before-tax returns of the Fund includes the performance of common and collective trust fund ("commingled") accounts advised by AmSouth Bank for periods dating back to 8/1/75 and prior to the Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these accounts had been registered, these returns may have been lower. After-tax returns reflect the performance of the Class A Shares since 7/1/97, and do not include the performance of the commingled accounts prior to that date.

(3) Performance for the Class B Shares, which were first offered on 2/3/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

(4) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than three years and no more than seven years. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------


As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES


Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.55%             0.55%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.20%             1.95%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year following purchase. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of ISG Shares acquired in the combination), Class B Shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.24% for Class A Shares and 0.24% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.89%; and Class B Shares, 1.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH MUNICIPAL
RISK/RETURN AND EXPENSES                                               BOND FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS
                    CLASS A SHARES            $517     $766     $1,033    $1,796
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $698     $912     $1,252    $2,080

                    Assuming no redemption    $198     $612     $1,052    $2,080
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses

    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  produce  as high a
                                        level of current interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of capital.

PRINCIPAL                               The Fund  invests primarily in municipal
INVESTMENT STRATEGIES                   securities  of the State of  Florida and
                                        its political  subdivisions that provide
                                        income  exempt from  federal  income tax
                                        and Florida intangible personal property
                                        tax.   The  Fund   invests   in  Florida
                                        municipal  securities  only if they  are
                                        high   grade   (rated  at  the  time  of
                                        purchase  in one of  the  three  highest
                                        rating   categories   by  an   NRSRO  or
                                        determined  by  the  Advisor  to  be  of
                                        comparable   quality).   The   Fund  may
                                        purchase securities of any maturity.

                                        In managing  the Fund's  portfolio,  the
                                        Advisor  uses  a "top  down"  investment
                                        management approach focusing on interest
                                        rates and credit  quality.  The  Advisor
                                        sets, and continually  adjusts, a target
                                        for the interest rate sensitivity of the
                                        Fund's  portfolio  based on expectations
                                        about  interest  rate   movements.   The
                                        Advisor    then    selects    securities
                                        consistent with this target based on their individual characteristics.

                                        The   Fund   is   non-diversified   and,
                                        therefore,     may    concentrate    its
                                        investments   in  a  limited  number  of
                                        issuers.  The Fund may invest in certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 68 or consult the SAI.

PRINCIPAL INVESTMENT  RISKS             Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code which would cause adverse tax consequences.

                                        STATE SPECIFIC RISK: By concentrating its investments in securities issued by Florida and its municipalities, the Fund will be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        LIQUIDITY  RISK:  The risk that  certain
                                        securities    may   be    difficult   or
                                        impossible to sell at the time and the price that would normally prevail in the market.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                        NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                       PERFORMANCE BAR CHART AND TABLE
                                      YEAR-BY-YEAR TOTAL RETURNS AS OF
                                         12/31 FOR CLASS A SHARES(1)

                                                [BAR GRAPH]
                               1995                                  11.04%
                               1996                                   3.60%
                               1997                                   6.54%
                               1998                                   5.44%
                               1999                                  -1.33%
                               2000                                   8.36%
                               2001                                   4.47%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 7.98%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                      Best quarter:     4.40%      3/31/95
                                      Worst quarter:   -1.85%      6/30/99
                                      ------------------------------------------

                                              AVERAGE ANNUAL TOTAL RETURNS
                                              (for the periods ending
                                              December 31, 2001)(1)

                                              ----------------------------------

                                             1           5      SINCE INCEPTION
                                            YEAR       YEARS       (9/30/94)
                                         ---------------------------------------
CLASS A SHARES Return Before Taxes         0.32%       3.79%         4.45%
(with 4.00% sales charge)
                                         ---------------------------------------
CLASS B SHARES(2) Return Before Taxes      -1.34%      3.41%         4.09%
(with applicable Contingent Deferred
Sales Charge)
                                         ---------------------------------------
CLASS A SHARES Return After Taxes on       0.32%       3.73%         4.39%
Distributions
                                         ---------------------------------------
CLASS A SHARES Return After Taxes on       1.66%       3.82%         4.38%
Distributions and Sale of Fund Shares
                                         ---------------------------------------
MERRILL LYNCH 1-12 YEAR MUNICIPAL BOND     5.15%       5.69%         6.27%
INDEX
                                         ---------------------------------------
MERRILL LYNCH 3-7 YEAR MUNICIPAL BOND      5.97%       5.43%         5.68%
INDEX(3)
                                         ---------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

(2) Performance for the Class B Shares, which were first offered on 3/16/99, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

(3) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than three years and no more than seven years. . The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.61%             0.61%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.26%             2.01%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customers account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) A CDSC on Class B Shares held continuously declines over six years starting with year one and ending in year seven from: 5%, 4%, 3%, 3%, 2%, 1%.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.22% for Class A Shares and 0.22% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 0.87%; and Class B Shares, 1.62%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                          AMSOUTH FLORIDA
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS
                    CLASS A SHARES            $523     $784     $1,064    $1,862
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $704     $930     $1,283    $2,144

                    Assuming no redemption    $204     $630     $1,083    $2,144
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        current income exempt from federal and Tennessee income taxes without assuming undue risk.

PRINCIPAL INVESTMENT STRATEGIES         The Fund normally invests  substantially
                                        all   of   its   assets   in   municipal
                                        obligations of the State of Tennessee, its political subdivisions, authorities, and corporations that provide income exempt from federal income and Tennessee personal income taxes.

                                        The   average   dollar-weighted   credit
                                        rating of the municipal obligations held
                                        by the Fund will be A-. To further limit
                                        credit  risk,  the Fund  invests only in
                                        investment  grade municipal  obligations
                                        or the unrated  equivalent as determined
                                        by the  Advisor.  The Advisor  evaluates
                                        municipal  obligations  based on  credit
                                        quality and financial outlook.  Although
                                        the  Fund  concentrates  its  assets  in
                                        Tennessee  municipal  obligations,   the
                                        Advisor   strives   to   diversify   the
                                        portfolio  across  sectors  and  issuers
                                        within    Tennessee.    The    Fund   is
                                        non-diversified   and,  therefore,   may
                                        concentrate its investments in a limited number of issuers. The Fund may purchase securities of any maturity.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        68 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code which would cause adverse tax consequences.

                                        STATE  SPECIFIC  RISK: By  concentrating
                                        its investments in securities  issued by
                                        Tennessee  and its  municipalities,  the
                                        Fund   will   be  more   vulnerable   to
                                        unfavorable developments in Tennessee than funds that are more geographically diversified.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        LIQUIDITY  RISK:  The risk that  certain
                                        securities    may   be    difficult   or
                                        impossible to sell at the time and the price that would normally prevail in the market.

                                        NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower.


                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 68.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Both the bar chart and the table assume the reinvestment of dividends and distributions. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

                                    PERFORMANCE BAR CHART AND TABLE
                                   YEAR-BY-YEAR TOTAL RETURNS AS OF
                                    12/31 FOR CLASS A SHARES(1), (2)

                                             [BAR GRAPH]
                            1992                                   5.46%
                            1993                                  10.25%
                            1994                                  -8.57%
                            1995                                  13.40%
                            1996                                   1.39%
                            1997                                   7.13%
                            1998                                   4.26%
                            1999                                  -3.07%
                            2000                                   8.65%
                            2001                                   3.40%

                         -------------------------------------------------------
                                  The bar chart above does not reflect any
                                  applicable sales charges which would reduce
                                  returns. The Fund's total return from 1/1/02
                                  to 9/30/02 was 8.24%.
                         -------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown in the bar chart because of differences in the expenses of each class. The table assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                                     Best quarter:         5.91%    3/31/95
                                     Worst quarter:       -8.12%    3/31/94
                                     ----------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                               AVERAGE ANNUAL TOTAL RETURNS
                                               (for the periods ending
                                               December 31, 2001)(1), (2)
                                               ------------------------------


                                   1       5        7       10   SINCE INCEPTION
                                  YEAR    YEARS    YEARS   YEARS    (12/31/80)
                               -------------------------------------------------
CLASS A SHARES Return           -0.77%   3.15%    4.30%    3.62%       6.02%
Before Taxes (with 4.00%
sales charge)
                               -------------------------------------------------
CLASS B SHARES(3) Return        -2.45%   2.91%    3.19%    3.14%       5.23%
Before Taxes (with applicable
Contingent Deferred Sales
Charge)
                               -------------------------------------------------
CLASS A SHARES Return           -0.77%   3.11%    3.48%     N/A        4.27%
After Taxes on Distributions
                               -------------------------------------------------
CLASS A SHARES Return           -0.86%   3.22%    3.56%     N/A        4.22%
After Taxes on Distributions
and Sale of Fund Shares
                               -------------------------------------------------
MERRILL LYNCH 1-12 YEAR          5.15%   5.69%    6.60%    6.05%        N/A
MUNICIPAL BOND INDEX
                               -------------------------------------------------
LEHMAN BROTHERS 10 YEAR          4.63%   5.94%    7.27%    6.70%       8.90%
MUNICIPAL BOND INDEX(4)
                               -------------------------------------------------

(1) Both charts assume reinvestment of dividends and  distributions.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted before-tax returns of the Fund include the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower. After-tax returns reflect the performance of the Class A Shares since 3/28/94, and do not include the performance of the collective trust fund accounts prior to that date.

(3) Performance for the Class B Shares, which were first offered on 2/24/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The historical performance for the Class B Shares has been adjusted to reflect the higher distribution (12b-1) fees and the contingent deferred sales charge ("CDSC").

(4) The Lehman Brothers 10 Year Municipal Bond Index is a recognized, unmanaged index of investment grade municipal obligations. The Fund has changed its benchmark from the Lehman Brothers 10 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. After-tax returns are only shown for Class A Shares and may vary for Class B Shares. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A           CLASS B
(EXPENSES PAID BY YOU DIRECTLY)(1)                   SHARES            SHARES

Maximum Sales Charge (Load) on Purchases              4.00%(2)          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                  None              5.00%(3)
--------------------------------------------------------------------------------
Redemption Fee(4)                                     2.00%             0.00%

ANNUAL FUND OPERATING EXPENSES                       CLASS A           CLASS B
(FEES PAID FROM FUND ASSETS)                         SHARES            SHARES

Management Fee                                        0.65%             0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee               0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(5)                                     0.66%             0.67%
--------------------------------------------------------------------------------
      Total Fund Operating Expenses(5)                1.31%             2.07%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived. Class A Shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase. See "Distribution Arrangements."

(3) For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. For all other Class B Shares held continuously, the CDSC declines over a six- year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0%. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B shares automatically convert to Class A Shares.

(4) To discourage market timing, a redemption fee of 2.00% will be charged on sales or exchanges of Class A Shares made within 30 days of the date of purchase. See "Redemption Fee." A wire transfer fee of $7.00 will be deducted from the amount of your redemption of Class A Shares and Class B Shares if you request a wire transfer.

(5) Other expenses are being limited to 0.43% for Class A Shares and 0.42% for Class B Shares. Total expenses after fee waivers and expense reimbursements for each class are: Class A Shares, 1.08%; and Class B Shares, 1.82%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH TENNESSEE
RISK/RETURN AND EXPENSES                                         TAX-EXEMPT FUND
--------------------------------------------------------------------------------

                                           EXPENSE EXAMPLE

                                               1         3        5        10
                                              YEAR     YEARS    YEARS     YEARS
                    CLASS A SHARES            $528     $799     $1,089    $1,916
                    ------------------------------------------------------------
                    CLASS B SHARES

                    Assuming redemption       $710     $949     $1,314    $2,205

                    Assuming no redemption    $210     $649     $1,114    $2,205
                    ------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o   $10,000 investment
    o   5% annual return
    o   no changes in the Fund's operating expenses
    o   redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Sub-Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P, Fitch and Duff or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities drawn from the S&P MidCap 400 Index. This policy will not be changed without 60 days' advance notice to shareholders. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000(Registered) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed income securities and money market instruments. The Fund will not invest in fixed income securities rated lower than A by a credit rating agency, such as Moody's, S&P, Fitch or Duff, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the Sub-Advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria.
Similarly, the Sub-Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Sub-Advisor's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The Sub-Advisor may exclude the stock of a company that meets applicable market capitalization criteria if the Sub-Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Sub-Advisor intends to purchase in round lots only. Furthermore, the Sub-Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the Sub-Advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Sub-Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

HYBRID FUNDS

BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed income securities. Fixed income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the portfolio manager considers it to be appropriate.

APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS -- The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES

                                                                      MODERATE
                               AGGRESSIVE                GROWTH AND  GROWTH AND
UNDERLYING FUND                  GROWTH       GROWTH       INCOME      INCOME
ASSET CLASS                    PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
-----------                    ---------     ---------   ---------    ---------
Equity                            95%           70%         55%          45%
Fixed Income                       4%           29%         44%          54%
Money Market Instruments           1%           1%           1%          1%

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective. Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

BOND FUNDS

GOVERNMENT INCOME FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. Up to 20% of the Fund's

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total assets may be invested in other types of debt securities, preferred stocks
and   options.   The  Fund  may  invest  up  to  80%  of  its  total  assets  in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

FLORIDA TAX-EXEMPT FUND -- As a fundamental policy, the Fund will normally invest at least 80% of its net assets in Florida municipal securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

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Under  normal  circumstances,  the Fund may  invest  up to 20% of its  assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund ("Tennessee Fund") will invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, the Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from federal and Tennessee personal income taxes. The remainder of the Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. The Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by the Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

The Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. The Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.

The Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and, as a result, can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) for temporary defensive purposes, the Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of the Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.

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INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

               FUND NAME                                      FUND CODE
               ---------                                      ---------
               Balanced Fund                                      1
               Enhanced Market Fund                               2
               Value Fund                                         3
               Select Equity Fund                                 4
               Small Cap Fund                                     5
               Bond Fund                                          6
               Government Income Fund                             7
               Limited Term Bond Fund                             8
               Florida Tax-Exempt Fund                            9
               Municipal Bond Fund                                10
               International Equity Fund                          11
               Mid Cap Fund                                       12
               Capital Growth Fund                                13
               Large Cap Fund                                     14
               Tennessee Tax-Exempt Fund                          15

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

AMERICAN DEPOSITARY RECEIPTS       1-5, 11-14                Market
(ADRS): ADRs are foreign shares                              Political
of a company held by a U.S. bank                             Foreign Investment
that issues a receipt evidencing
ownership.

ASSET-BACKED SECURITIES:           1, 6, 13                  Pre-payment
Securities secured by company                                Market
receivables, home equity                                     Credit
loans, truck and auto loans,                                 Interest Rate
leases, credit card receivables                              Regulatory
and other securities                                         Liquidity
backed by other types of
receivables or other assets.

BANKERS' ACCEPTANCES: Bills of     1, 3, 5, 6, 8,            Credit
exchange or time drafts drawn      11, 13-15                 Liquidity
on and accepted by a commercial                              Market
bank. Maturities are generally                               Interest Rate
six months or less.

BONDS: Interest-bearing or         1, 2, 4, 6, 10,           Interest Rate
discounted government or           12, 15                    Market
corporate securities that                                    Credit
obligate the issuer to pay the
bondholder a specified sum of
money, usually at specific
intervals, and to repay the
principal amount of the loan
at maturity, which is
generally 90 days or more. The
Funds will only purchase bonds
that are high grade (rated at
the time of purchase in one of
the three highest rating
categories by a nationally
recognized statistical rating
organizations), or, if not
rated, determined to be of
comparable quality by the
Advisor.

CALL AND PUT OPTIONS: A call       1, 2, 4, 6,               Management
option gives the buyer the right   11-14                     Liquidity
to buy, and obligates the seller                             Credit
of the option to sell, a security                            Market
at a specified price. A put                                  Leverage
option gives the buyer the right
to sell, and obligates the seller
of the option to buy a security
at a specified price. The Funds
will sell only covered
call and secured put options.

CERTIFICATES OF DEPOSIT:           1, 6, 9, 11, 15           Market
Negotiable instruments with                                  Credit
a stated maturity.                                           Liquidity
                                                             Interest Rate

COMMERCIAL PAPER: Secured and      1-15                      Credit
unsecured short-term promissory                              Liquidity
notes issued by corporations and                             Market
other entities. Maturities                                   Interest Rate
generally vary from a few days to
nine months.

COMMON STOCK: Shares of ownership  1-5, 11-14                Market
of a company.

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

CONVERTIBLE SECURITIES: Bonds or   1-5, 11-14                Market
preferred stock that convert to                              Credit
common stock.

DEMAND FEATURES: Securities that   1, 6, 10, 11,             Market
are subject to puts and standby    13-15                     Liquidity
commitments to purchase the                                  Management
securities at a fixed price
(usually with accrued interest)
within a fixed period of time
following demand by a Fund.

DERIVATIVES: Instruments whose     1-15                      Management
value is derived from an                                     Market
underlying contract, index or                                Interest Rate
security, or any combination                                 Credit
thereof, including futures,                                  Liquidity
options (e.g., put and calls),                               Leverage
options on futures, swap
agreements, and some mortgage-
backed securities.

FOREIGN SECURITIES: Stocks         1-5, 8, 11-14             Market
issued by foreign                                            Political
companies, as well as                                        Liquidity
commercial paper of foreign                                  Foreign Investment
issuers and obligations of
foreign banks, overseas
branches of U.S. banks and
supranational entities.

FUNDING AGREEMENTS: Also           11, 13-15                 Liquidity
known as guaranteed                                          Credit
investment contracts, an                                     Market
agreement where a Fund                                       Interest Rate
invests an amount of cash with
an insurance company and the
insurance company credits such
investment on a monthly basis
with guaranteed interest which
is based on an index. These
agreements provide that the
guaranteed interest will not
be less than a certain minimum
rate. These agreements also
provide for adjustment of the
interest rate monthly and are
considered variable rate
instruments. Funding
Agreements are considered
illiquid investments, and,
together with other
instruments in the Fund which
are not readily marketable,
may not exceed 10% of the
Fund's net assets.

FUTURES AND RELATED                2, 4, 6, 8,               Management
OPTIONS: A contract                11-15                     Market
providing for the future                                     Credit
sale and purchase of a                                       Liquidity
specified amount of a                                        Leverage
specified security, class of
securities, or an index at a
specified time in the future
and at a specified price.

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

GLOBAL DEPOSITORY RECEIPTS         11                        Market
(GDRS): Receipt for shares                                   Political
in a foreign-based                                           Liquidity
corporation traded in                                        Foreign Investment
capital markets around the
world.

HIGH-YIELD/HIGH-RISK/DEBT          13                        Credit
SECURITIES: High-yield/                                      Market
High-risk/debt securities                                    Liquidity
are securities that                                          Interest Rate
are rated below investment
grade by the primary rating
agencies (e.g., BB or lower by
Standard & Poor's and Ba or
lower by Moody's).

These securities are
considered speculative and
involve greater risk of loss
than investment grade debt
securities. Other terms
commonly used to describe such
securities include "lower
rated bonds," "noninvestment
grade bonds" and "junk bonds."

INVESTMENT COMPANY                 1-15                      Market
SECURITIES: Shares of
investment companies. A Fund
may invest up to 5% of its
assets in the shares of any
one registered investment
company, but may not own more
than 3% of the securities of
any one registered investment
company or invest more than
10% of its assets in the
securities of other registered
investment companies. These
registered investment
companies may include money
market funds of AmSouth Funds
and shares of other registered
investment companies for which
the Advisor or a Sub-Advisor
to a Fund or any of their
affiliates serves as
investment advisor,
administrator or distributor.

MONEY MARKET INSTRUMENTS:          1-10, 12                  Market
Investment-grade, U.S.                                       Credit
dollar-denominated debt
securities that have remaining
maturities of one year or
less. These securities may
include U.S. government
obligations, commercial paper
and other short-term corporate
obligations, repurchase
agreements collateralized with
U.S. government securities,
certificates of deposit,
bankers' acceptances, and
other financial institution
obligations. These securities
may carry fixed or variable
interest rates.

MORTGAGE-BACKED SECURITIES:        1, 6, 7, 13               Pre-payment
Debt obligations secured by                                  Market
real estate loans and                                        Credit
pools of loans. These include                                Regulatory
collateralized mortgage
obligations and real estate
mortgage investment conduits.

MUNICIPAL SECURITIES:              1, 9, 10, 15              Market
Securities issued by a                                       Credit
state or political                                           Political
subdivision to obtain funds                                  Tax
for various public purposes.                                 Regulatory
Municipal securities                                         Interest Rate
include private activity bonds
and industrial development
bonds, as well as general
obligation bonds, tax
anticipation notes, bond
anticipation notes, revenue
anticipation notes, project
notes, other short-term
tax-exempt obligations,
municipal leases, and
obligations of municipal
housing authorities (single
family revenue bonds).

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INSTRUMENT                                FUND CODE          RISK TYPE
----------                                ---------          ---------

There are two general types of
municipal bonds:
General-obligations bonds,
which are secured by the
taxing power of the issuer,
and revenue bonds, which take
many shapes and forms but are
generally backed by revenue
from a specific project or
tax. These include, but are
not limited to, certificates
of participation (COPs);
utility and sales tax
revenues; tax increment or tax
allocations; housing and
special tax, including
assessment district and
community facilities district
(Mello-Roos) issues which are
secured by specific real
estate parcels; hospital
revenue; and industrial
development bonds that are
secured by a private company.

PREFERRED STOCKS: Preferred        1-5, 11-14                Market
Stocks are equity securities
that generally pay dividends
at a specified rate and have
preference over common stock
in the payment of dividends
and liquidation. Preferred
stock generally does not carry
voting rights.

REPURCHASE AGREEMENTS: The         1-6, 11-14                Market
purchase of a security and                                   Leverage
the simultaneous commitment to
return the security to the
seller at an agreed upon price
on an agreed upon date. This
is treated as a loan by a
fund.

REVERSE REPURCHASE                 2, 4-6                    Market
AGREEMENT: The sale of a                                     Leverage
security and the simultaneous
commitment to buy the security
back at an agreed upon price
on an agreed upon date. This
is treated as a borrowing by a
Fund.

SECURITIES LENDING: The            1-15                      Market
lending of a percentage of                                   Leverage
the Fund's total assets. In                                  Liquidity
return, the Fund will                                        Credit
receive cash, other
securities, and/or letters of
credit.

TIME DEPOSITS:                     9-15                      Liquidity
Non-negotiable receipts                                      Credit
issued by a bank in                                          Market
exchange for the deposit of
funds.

TREASURY RECEIPTS: Treasury        6-14                      Market
receipts, Treasury investment
growth receipts, and
certificates of accrual of
Treasury securities.

U.S. GOVERNMENT AGENCY             1, 2, 4-14                Market
SECURITIES: Securities                                       Credit
issued by agencies and                                       Interest Rate
instrumentalities of the U.S.
government. These include
Ginnie Mae, Fannie Mae, and
Freddie Mac.


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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         --------                  ---------

U.S. TREASURY OBLIGATIONS:         1, 2, 4-12, 15            Market
Bills, notes, bonds,
separately traded registered
interest and principal
securities, and coupons under
bank entry safekeeping.

VARIABLE AND FLOATING RATE         6, 11, 13-15              Credit
INSTRUMENTS: Obligations                                     Liquidity
with interest rates which                                    Market
are reset daily, weekly,                                     Interest Rate
quarterly or some other period
and which may be payable to
the Fund on demand.

WARRANTS: Securities,              1-5, 11-14                Market
typically issued with                                        Credit
preferred stock or bonds, that
give the holder the right to
buy a proportionate amount of
common stock at a specified
price.

WHEN-ISSUED SECURITIES AND         1-14                      Market
FORWARD COMMITMENTS:                                         Leverage
Purchase or contract to                                      Liquidity
purchase securities at a                                     Credit
fixed price for delivery at
a future date.

ZERO-COUPON DEBT                   1-12, 15                  Credit
OBLIGATIONS: Bonds and                                       Market
other debt that pay no                                       Zero Coupon
interest, but are issued at                                  Interest Rate
a discount from their value at
maturity. When held to
maturity, their entire return
equals the difference between
their issue price and their
maturity value.

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INVESTMENT RISKS

    Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

    CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

    FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

    INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities which pay interest periodically.

    INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

    LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

         HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

         SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

    LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

    MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

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--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a Fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT ADVISOR

AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama, 35203, is the Advisor for the Funds. As of July 31, 2002, AIMCO had over $6.6 billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate, wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $14.8 billion in assets under discretionary management and provided custody services for an additional $24 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2002 of $38.6 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana , Mississippi, and Tennessee.

Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AIMCO's supervision and oversight, pursuant to an investment sub-advisory agreement between AIMCO and an investment sub-advisor. AIMCO recommends the hiring, termination and replacement of investment sub-advisers to the Trust's Board of Trustees. Upon the receipt of an order from the Securities and Exchange Commission, AIMCO may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Trust's Board of Trustees.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2002:

                                                        PERCENTAGE OF
                                                      AVERAGE NET ASSETS
                                                        AS OF 07/31/02

                                              ----------------------------------
Value Fund                                                  0.80%
                                              ----------------------------------
Capital Growth Fund                                         0.80%
                                              ----------------------------------
Large Cap Fund                                              0.75%
                                              ----------------------------------
Mid Cap Fund                                                0.99%
                                              ----------------------------------
Small Cap Fund                                              1.10%
                                              ----------------------------------
Balanced Fund                                               0.80%
                                              ----------------------------------
Select Equity Fund                                          0.80%
                                              ----------------------------------
Enhanced Market Fund                                        0.45%
                                              ----------------------------------
International Equity Fund                                   1.02%
                                              ----------------------------------
Aggressive Growth Portfolio                                 0.10%
                                              ----------------------------------
Growth Portfolio                                            0.10%
                                              ----------------------------------
Growth and Income Portfolio                                 0.10%
                                              ----------------------------------
Moderate Growth and Income Portfolio                        0.10%
                                              ----------------------------------
Bond Fund                                                   0.50%
                                              ----------------------------------
Limited Term Bond Fund                                      0.50%
                                              ----------------------------------
Government Income Fund                                      0.50%
                                              ----------------------------------
Municipal Bond Fund                                         0.40%
                                              ----------------------------------
Florida Tax-Exempt Fund                                     0.40%
                                              ----------------------------------
Tennessee Tax-Exempt Fund                                   0.50%
                                              ----------------------------------

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FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT SUB-ADVISORS

LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.

Five Points was organized as a separate, wholly owned subsidiary of AmSouth Bank in 2001 and has its principal offices at 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama 35203. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, IL 60532.

The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns.

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FUND MANAGEMENT
--------------------------------------------------------------------------------

The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Fund are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                                           ENHANCED        S&P 500 (Registered)
YEAR                   LARGE CAP FUND      S&P FUND         INDEX (1)
----                   --------------      --------         -------
1993(2)                        2.62%             --          .30%
1994                           4.39%             --         1.37%
1994(3)                           --           1.24%        1.45%
1995                          31.26%          35.49%       37.43%
1996                          19.34%          25.86%       23.14%
1997                          37.36%          33.00%       33.34%
1998(4)                        1.44%           1.10%        1.11%
Since inception(5)            22.12%              --       21.90%
Since inception(6)                --          30.47%       30.35%

(1) The S&P 500(Registered) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

(3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

(4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.

(5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

(6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

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--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass  is 50%  owned  by  AmSouth  Bank  and  50%  owned  by  Sawgrass  Asset
Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, FL 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

All information set forth in the tables below relies on data supplied by Sawgrass or from statistical services, reports or other sources believed by Sawgrass to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

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FUND MANAGEMENT
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                       SAWGRASS SMALL CAP              RUSSELL 2000(Registered)
YEAR                       COMPOSITE                   GROWTH INDEX (1)
----                       ---------                   -------------
1988                          11.73%                      20.37%
1989                          12.64%                      20.17%
1990                         (13.35)%                    (17.41)%
1991                          56.66%                      51.19%
1992                          21.94%                       7.77%
1993                          20.99%                      13.36%
1994                           0.99%                      (2.43)%
1995                          37.79%                      31.04%
1996                          11.72%                      11.43%
1997                          13.49%                      12.86%
Last 5 Years (2)              16.38%                      12.76%
Last 10 Years (2)             16.09%                      13.50%

(1) The Russell 2000 (Registered) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000(Registered) Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.

PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000(Registered) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000(Registered) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization
Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000(Registered) Growth Index were:

                                                       EMERALD SMALL
                                                       CAPITALIZATION        RUSSELL 2000 (Registered)
                                                          FUND (1)           GROWTH INDEX (2)
                                                       --------------        -------------------------
RETAIL SHARES
  (absent imposition of sales charges)
  One Year                                                 12.62%                12.86%
  Three Years                                              18.39%                18.12%
  Since Inception                                          12.41%                12.55%
RETAIL SHARES
  (absent imposition of the Emerald Small
  Capitalization Fund's maximum sales charge)
  One Year                                                  7.55%                12.86%
  Three Years                                              16.58%                18.12%
  Since Inception                                          10.17%                12.55%

                                                                                                    127

-------------------------------------------------------------------------------------------------------

FUND MANAGEMENT
-------------------------------------------------------------------------------------------------------

                                                       EMERALD SMALL
                                                       CAPITALIZATION        RUSSELL 2000 (Registered)
                                                          FUND (1)           GROWTH INDEX (2)
                                                       --------------        -------------------------
CLASS B SHARES
  (absent imposition of sales charges)
  One Year                                                  8.02%                12.86%
  Since Inception                                          18.26%                13.89%
CLASS B SHARES
  (assuming imposition of the Emerald Small
  Capitalization Fund's maximum contingent
  deferred sales charge)
  One Year                                                  4.99%                12.86%
  Since Inception                                          15.87%                13.89%

(1)  Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000 (Registered) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 (Registered) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares (the shares most similar to the Class A Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares (the shares most similar to the Class B Shares of the AmSouth Small Cap Fund) of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

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         HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

INTERNATIONAL EQUITY FUND - Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, serves as investment sub-advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $32 billion as of September 30, 2002.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.

SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President in charge of taxable fixed-income investments.

BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently

--------------------------------------------------------------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

Senior Vice President and Trust Investment Officer in charge of tax-free fixed income investments.

INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund are made by the Investment Committee of Dimensional which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

CAPITAL GROWTH FUND -- The Capital Growth Fund is co-managed by Charles E. Winger, Jr. and Robert A. Rinner, CFA. Mr. Winger has been the portfolio manager for the Capital Growth Fund since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999. Mr. Rinner has co-managed the Capital Growth Fund with Mr. Winger since 2002. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

LARGE CAP FUND - The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

GOVERNMENT INCOME FUND -- The Government Income Fund is co-managed by John Mark McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995 and of the Government Income Fund since its inception. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed income investments.

STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.


THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services L.P. ("BISYS").

BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Advisor and other service providers.

CHOOSING A SHARE CLASS

Class A Shares and Class B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES

o Front-end sales charges, as described below.
o Shareholder servicing fees of 0.25% of average daily net assets.

CLASS B SHARES

o No front-end sales charge; all your money goes to work for you right away.
o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.
o A deferred sales charge, as described below.
o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
o Maximum investment for all Class B purchases: $250,000.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12B-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE.

THE FUNDS ALSO OFFER CLASS I SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF AMSOUTH BANK AND CERTAIN OTHER QUALIFIED INVESTORS. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER OF THIS PROSPECTUS).

PRICING OF FUND SHARES
HOW NAV IS CALCULATED

The price of a Fund's shares is based on the Fund's per share net asset value ("NAV"). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                 NAV =
       Total Assets - Liabilities
       --------------------------
      Number of Shares Outstanding

Generally, you can find the Fund's NAV daily in THE WALL STREET JOURNAL and other newspapers. NAV is calculated separately for each class of shares.

The per share NAV for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. If you purchase shares through an investment representative, that party is responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                                         MINIMUM
  ACCOUNT TYPE                    MINIMUM INITIAL     SUBSEQUENT
  Class A or Class B                   INVESTMENT     INVESTMENT
  ---------------------------------------------------------------

  Regular                                  $1,000             $0
  ---------------------------------------------------------------

  Automatic Investment Plan                $1,000           $100

  ---------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

BACK-UP WITHHOLDING

Each Fund is required to withhold 30% of taxable dividends, capital gain distributions and redemption proceeds payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. Each Fund also is required to withhold 30% of those dividends and distributions payable to such shareholders who otherwise are subject to back-up witholding. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

--------------------------------------------------------------------------------
DIRECTED DIVIDEND OPTION

By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the
reinvestment             option             at             any             time.
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Net capital gains are distributed at least annually. DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A TAXABLE DISTRIBUTION.

--------------------------------------------------------------------------------

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT - CLASS A SHARES AND CLASS B SHARES

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.  Make check, bank draft or money order payable to "AmSouth Funds."

3.  Mail to: AmSouth Funds
    P.O. Box 182733, Columbus, OH 43218-2733.

Subsequent Investment:

1.  Use the investment slip attached to your account statement.
    Or, if unavailable,

2.  Include the following information on a piece of paper:
    o        AmSouth Funds/Fund name
    o        Share class
    o        Amount invested
    o        Account name
    o        Account number.
    Include your account number on your check.

3.  Mail to: AmSouth Funds
    P.O. Box 182733, Columbus, OH 43218-2733.

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4.  Send to: AmSouth Funds
    c/o BISYS Fund Services
    Attn: T.A. Operations
    3435 Stelzer Road, Columbus, OH 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------


                                                          QUESTIONS?
                                                  Call 1-800-451-8382 or your
                                                  investment representative.
                                              ----------------------------------

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

BY WIRE TRANSFER

NOTE: YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number, to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number: ABA #044000024
DDA#

Include:
Your name
Your confirmation number
AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

--------------------------------------------------------------------------------

YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS' NOTICE.

--------------------------------------------------------------------------------
AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

  o Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:
  o Your bank name, address and account number
  o The amount you wish to invest automatically (minimum $100)
  o How often you want to invest (every month, 4 times a year, twice a year or once a year)
  o Attach a voided personal check.

To invest regularly from your paycheck or government check: Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.

--------------------------------------------------------------------------------

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT
--------------------------------------------------------------------------------

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL
1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:
        o        your Fund and account number
        o        amount you wish to redeem
        o        address where your check should be sent
        o        account owner signature.
2.  Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).
1.  See instruction 1 above.
2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, OH 43219.

WIRE TRANSFER
You must indicate this option on your application.
The Fund will charge a $7 wire transfer fee for each wire transfer request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.
Call 1-800-451-8382 to request a wire transfer.
If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS
Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.
YOUR BANK MAY CHARGE FOR THIS SERVICE.
Call 1-800-451-8382 to request an electronic redemption.
If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:
o Make sure you have checked the appropriate box on the account application, or call 1-800-451-8382.
o Include a voided personal check.
o Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

GENERAL POLICIES ON SELLING SHARES

REDEMPTION FEE

If you sell your Class A Shares or exchange them for shares of another Fund within 30 days of the date of purchase, you will be charged a 2.00% fee on the current net asset value of the Class A Shares sold or exchanged. The fee is paid to the Fund to offset the costs associated with short-term trading, such as portfolio transaction and administrative costs.

The Fund uses a "first-in, first-out" method to determine how long you have held your shares. This means that if you purchased shares on different days, the shares purchased first will be considered redeemed first for purposes of determining whether the redemption fee will be charged.

We will not impose the redemption fee on a redemption or exchange of:

o Class A Shares purchased upon the reinvestment of dividend and capital gain distributions.
o Class A Shares redeemed through the Systematic Withdrawal Plan

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

o The check is not being mailed to the address on your account; or
o The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A Shares are sold at their public offering price. This price equals NAV plus the initial sales charge, if applicable. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:

FOR THE EQUITY FUNDS, THE AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

                                          SALES CHARGE       SALES CHARGE
                        YOUR               AS A % OF          AS A % OF
                     INVESTMENT          OFFERING PRICE    YOUR INVESTMENT


Up to $49,999                                5.50%              5.82%
--------------------------------------------------------------------------------

$50,000 up to $99,999                        4.50%              4.71%
--------------------------------------------------------------------------------

$100,000 up to $249,999                      3.50%              3.63%
--------------------------------------------------------------------------------

                                          SALES CHARGE       SALES CHARGE
                        YOUR               AS A % OF          AS A % OF
                     INVESTMENT          OFFERING PRICE    YOUR INVESTMENT


$250,000 up to $499,999                      2.50%              2.56%
--------------------------------------------------------------------------------

$500,000 up to $999,999                      1.50%              1.52%
--------------------------------------------------------------------------------

$1,000,000 and above (1)                     0.00%              0.00%
--------------------------------------------------------------------------------

FOR THE INCOME FUNDS

                                          SALES CHARGE       SALES CHARGE
                        YOUR               AS A % OF          AS A % OF
                     INVESTMENT          OFFERING PRICE    YOUR INVESTMENT


Up to $99,999                                4.00%              4.17%
--------------------------------------------------------------------------------

$100,000 up to $249,999                      3.00%              3.09%
--------------------------------------------------------------------------------

$250,000 up to $499,999                      2.00%              2.04%
--------------------------------------------------------------------------------

$500,000 up to $999,999                      1.00%              1.01%
--------------------------------------------------------------------------------

$1,000,000 and above (1)                     0.00%              0.00%
--------------------------------------------------------------------------------

(1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.

CLASS B SHARES
Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

               YEARS                           CDSC AS A % OF
               SINCE                            DOLLAR AMOUNT
             PURCHASE                        SUBJECT TO CHARGE*

                0-1                                 5.00%
                1-2                                 4.00%
                2-3                                 3.00%
                3-4                                 3.00%
                4-5                                 2.00%
                5-6                                 1.00%
            more than 6                             None
        --------------------------------------------------------------------

If you sell some but not all of your Class shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

o Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*
o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.

o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC, charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

SALES CHARGE REDUCTIONS

Reduced sales charges for Class A Shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

o LETTER OF INTENT. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.
o RIGHTS OF ACCUMULATION. When the value of shares you already own plus the amount you intend to invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge.
o COMBINATION PRIVILEGE. Combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.

SALES CHARGE WAIVERS

CLASS A SHARES

The following qualify for waivers of sales charges: - Shares purchased by investment representatives through fee-based investment products or accounts.

o Shares   purchased  upon  the   reinvestment  of  dividend  and  capital  gain
  distributions.

o Shares purchased by investment representatives through fee-based investment products or accounts.

o Shares purchased by investors through a payroll deduction plan.
o Shares purchased by officers, directors, trustees, employees, retired employees, and their immediate family members of AmSouth Bancorporation, its affiliates and BISYS Fund Services, L.P. and its affiliates and the sub-advisors of the Funds and their affiliates.
o Shares purchased by employees and their immediate family members of dealers who have an agreement with the Distributor.
o Shares purchased by qualified and non-qualified plans under Section 401 or 501 of the Internal Revenue Code (not IRAs).
o Shares purchased by former Plan Participants using proceeds from distributions of AmSouth Bank 401(k) plans.

The information above does not reflect a complete list of waivers. The Distributor may also waive the sales charge at any time in its own discretion. Consult the SAI for more details concerning sales charge waivers.

--------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE

If you have sold Class A Shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales charge on amounts up to the value of the shares you sold. You must provide a written request for reinstatement and payment within 90 days of the date your instructions to sell were processed.

--------------------------------------------------------------------------------

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

o Redemptions   from   accounts   following  the  death  or  disability  of  the
  shareholder.
o Returns of excess contributions to retirement plans.

o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.

o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

DISTRIBUTION AND SERVICE (12B-1) FEES AND SHAREHOLDER SERVICING FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

o The 12b-1 and shareholder servicing fees vary by share class as follows:
o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.
o Class B Shares pay a non-Rule 12b-1 shareholder servicing fee of 0.25% of average daily net assets. Class B Shares also bear a Rule 12b-1 distribution fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

o The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another Fund, usually without paying additional sales charges (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class A Shares may also be exchanged for Class I Shares of the same Fund if you become eligible to purchase Class I Shares. No transaction fees are currently charged for exchanges.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

o Your name and telephone number
o The exact name on your account and account number
o Taxpayer identification number (usually your Social Security number)
o Dollar value or number of shares to be exchanged
o The name of the Fund from which the exchange is to be made
o The name of the Fund into which the exchange is being made.

See "Selling Your Shares" for important information about telephone transactions.

To prevent disruption in the management of the Fund, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

NOTES ON EXCHANGES

o When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.
o The registration and tax identification numbers of the two accounts must be identical.

o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund Shares unless you request distributions in cash.

Distributions of realized gains, will be taxable at different rates depending on the length of time the Fund holds the assets. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain regardless of how long you have held your shares. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Florida Tax-Exempt Fund, Municipal Bond Fund, and Tennessee Tax-Exempt Fund, the income dividends that you receive are expected to be exempt from federal income tax and, in the case of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from federal tax may otherwise be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund or Tennessee Tax-Exempt Fund may have on the federal income taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund or Tennessee Tax-Exempt Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains distributed by these Funds also will be subject to federal tax.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of one Fund for shares of another Fund will be treated as a sale of Fund shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst &

Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2002, both of which are available upon request.

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights

EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                NET ASSET        NET       NET REALIZED                                NET REALIZED
                                VALUE,       INVESTMENT   AND UNREALIZED   TOTAL FROM       NET         GAINS FROM
                                BEGINNING      INCOME     GAINS (LOSSES)   INVESTMENT    INVESTMENT     INVESTMENT           TOTAL
                                OF PERIOD      (LOSS)    FROM INVESTMENTS  ACTIVITIES      INCOME      TRANSACTIONS       DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------       ---------
VALUE FUND
 Year Ended July 31, 2002       $   20.38         0.09            (6.01)       (5.92)        (0.09)          (1.61)           (1.70)
 Year Ended July 31, 2001+      $   19.54         0.11             3.64         3.75         (0.14)          (2.77)           (2.91)
 Year Ended July 31, 2000       $   25.25         0.23            (2.21)       (1.98)        (0.23)          (3.50)           (3.73)
 Year Ended July 31, 1999       $   24.60         0.20             3.11         3.31         (0.19)          (2.47)           (2.66)
 Year Ended July 31, 1998 (a)   $   23.35         0.21             2.54         2.75         (0.25)          (1.25)           (1.50)
CAPITAL GROWTH FUND
 Year Ended July 31, 2002       $   10.86        (0.07)           (2.83)       (2.90)           --              --               --
 Year Ended July 31, 2001+      $   14.97        (0.09)           (2.86)       (2.95)           --           (1.16)           (1.16)
 Period Ended July 31, 2000 (b) $   14.37        (0.04)            0.64         0.60            --              --               --
 Year Ended December 31, 1999+  $   14.20        (0.04)            2.97         2.93            --           (2.76)           (2.76)
 Year Ended December 31, 1998   $   12.80        (0.01)            3.89         3.88            --           (2.48)           (2.48)
 Year Ended December 31, 1997   $   11.32         0.06             3.40         3.46         (0.06)          (1.92)           (1.98)
LARGE CAP FUND
 Year Ended July 31, 2002       $   21.22        (0.01)           (4.57)       (4.58)           --           (1.19)           (1.19)
 Year Ended July 31, 2001+      $   28.14        (0.04)           (2.82)       (2.86)           --           (4.06)           (4.06)
 Period Ended July 31, 2000 (b) $   28.02        (0.01)            0.14         0.13         (0.01)             --            (0.01)
 Year Ended December 31, 1999+  $   27.55         0.03             5.07         5.10         (0.03)          (4.60)           (4.63)
 Period Ended December 31,
    1998 (c)                    $   23.01         0.05             5.79         5.84         (0.05)          (1.25)           (1.30)
 Year Ended February 28, 1998   $   16.68         0.11             6.48         6.59         (0.11)          (0.15)           (0.26)
 Year Ended February 28, 1997   $   14.49         0.14             2.54         2.68         (0.14)          (0.35)           (0.49)

     #    Excludes sales charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either
          Class A Shares or Class I Shares. For reporting purposes, past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the reorganization of the ISG Funds, the
          Fund changed its fiscal year end to December 31.
     (d)  There were no fee reductions in this period.

                                                                                                                             145


                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS (continued)
A SHARES
Selected data for a share outstanding throughout the period indicated.


                                                                        RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------------------

                                                                                      EXPENSES                       NET ASSETS,
                                  NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                                  VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                                  OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE*         (OOO's)
                                  ----------    -------    ----------   --------   ---------------    ---------      -----------
VALUE FUND
 Year Ended July 31, 2002         $    12.76   (31.21%)         0.49%       1.35%            1.36%          59%        $  97,393
 Year Ended July 31, 2001+        $    20.38    21.10%          0.53%       1.34%            1.35%          43%        $ 113,164
 Year Ended July 31, 2000         $    19.54    (8.19%)         1.07%       1.35%            1.35%          17%        $  45,255
 Year Ended July 31, 1999         $    25.25    14.92%          0.82%       1.33%            1.34%          18%        $  70,740
 Year Ended July 31, 1998 (a)     $    24.60    12.34%          0.89%       1.19%            1.19%          17%        $  73,165
CAPITAL GROWTH FUND
 Year Ended July 31, 2002         $     7.96   (26.70%)        (0.76%)      1.31%            1.37%         115%        $  16,457
 Year Ended July 31, 2001+        $    10.86   (21.27%)        (0.67%)      1.30%            1.36%         100%        $  19,574
 Period Ended July 31, 2000 (b)   $    14.97     4.18%^        (0.49%)^^    1.32%^^          1.37%^^        91%        $  14,137
 Year Ended December 31, 1999+    $    14.37    21.85%         (0.33%)      1.32%            1.33%         178%        $  10,310
 Year Ended December 31, 1998     $    14.20    32.05%         (0.19%)      1.28%            1.29%         152%        $   4,631
 Year Ended December 31, 1997     $    12.80    30.79%          0.42%       0.93%            1.18%         116%        $     858
LARGE CAP FUND
 Year Ended July 31, 2002         $    15.45   (22.75%)        (0.05%)      1.26%            1.37%          11%        $  57,330
 Year Ended July 31, 2001+        $    21.22   (11.72%)        (0.16%)      1.25%            1.36%          10%        $  66,813
 Period Ended July 31, 2000 (b)   $    28.14     0.45%^        (0.07%)^^    1.14%^^          1.37%^^        10%        $  81,099
 Year Ended December 31, 1999+    $    28.02    18.85%          0.12%       1.04%            1.39%          15%        $  79,211
 Period Ended December 31,
    1998 (c)                      $    27.55    25.83%^         0.21%^^     1.03%^^          1.03%^^         3%        $  57,772
 Year Ended February 28, 1998     $    23.01    39.74%          0.54%       0.99%         (d)                6%        $ 715,631
 Year Ended February 28, 1997     $    16.68    18.79%          0.95%       0.92%         (d)                7%        $ 490,392

     #    Excludes sales charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the  reorganization of the ISG Funds, the
          Fund changed its fiscal year end to December 31.
     (d)  There were no fee reductions in this period.

                                                                                                                            145A

                                                                                                                      AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                                           NET REALIZED
                                NET ASSET        NET      AND UNREALIZED                               NET REALIZED
                                VALUE,       INVESTMENT   GAINS (LOSSES)   TOTAL FROM       NET         GAINS FROM
                                BEGINNING      INCOME    FROM INVESTMENTS  INVESTMENT    INVESTMENT     INVESTMENT         TOTAL
                                OF PERIOD      (LOSS)       AND OPTION     ACTIVITIES      INCOME      TRANSACTIONS      DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------      ---------
MID CAP FUND
 Year Ended July 31, 2002       $   12.06         (0.16)            (2.51)      (2.67)           --              --             --
 Year Ended July 31, 2001+      $   16.67         (0.17)            (4.44)      (4.61)           --              --             --
 Period Ended July 31, 2000(a)+ $   17.33         (0.13)            (0.53)      (0.66)           --              --             --
 Period Ended December 31,
  1999 (b)+                     $   10.00         (0.14)             7.47        7.33            --              --             --
SMALL CAP FUND
 Year Ended July 31, 2002       $   10.12         (0.11)            (2.88)      (2.99)           --              --             --
 Year Ended July 31, 2001+      $   12.52         (0.14)            (1.05)      (1.19)           --           (1.21)         (1.21)
 Year Ended July 31, 2000       $    8.40         (0.08)             4.20        4.12            --              --             --
 Year Ended July 31, 1999       $    9.14         (0.10)            (0.64)      (0.74)           --              --             --
 Period Ended July 31, 1998 (c) $    9.97         (0.03)            (0.80)      (0.83)           --              --             --
BALANCED FUND
 Year Ended July 31, 2002       $   12.46          0.30             (1.20)      (0.90)        (0.31)          (0.36)         (0.67)
 Year Ended July 31, 2001+      $   12.48          0.36              1.28        1.64         (0.39)          (1.27)         (1.66)
 Year Ended July 31, 2000       $   14.93          0.44             (0.64)      (0.20)        (0.47)          (1.78)         (2.25)
 Year Ended July 31, 1999       $   15.19          0.41              0.93        1.34         (0.40)          (1.20)         (1.60)
 Year Ended July 31, 1998 (d)   $   15.21          0.38              0.98        1.36         (0.41)          (0.97)         (1.38)
SELECT EQUITY FUND
 Year Ended July 31, 2002       $   11.23          0.02             (0.25)      (0.23)        (0.02)             --          (0.02)
 Year Ended July 31, 2001+      $    8.72          0.01              2.51        2.52         (0.01)             --          (0.01)
 Year Ended July 31, 2000+      $   11.88          0.07             (2.35)      (2.28)        (0.07)          (0.81)         (0.88)
 Period Ended July 31, 1999 (e) $   10.00          0.04              1.91        1.95         (0.06)          (0.01)         (0.07)

     #    Excludes sales charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (Commencement of operations) through December 31, 1999.
     (c)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
     (e)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

                                                                                                                             146

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS (continued)
A SHARES
Selected data for a share outstanding throughout the period indicated.


                                                                        RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                            -------------------------------------------------------------------

                                                                                      EXPENSES                       NET ASSETS,
                                  NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                                  VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                                  OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE**        (OOO's)
                                  ----------    -------    ----------   --------   ---------------    ---------      -----------
MID CAP FUND
 Year Ended July 31, 2002        $      9.39    (22.14%)       (1.31%)     1.66%             1.83%         221%        $   8,234
 Year Ended July 31, 2001+       $     12.06    (27.65%)       (1.17%)     1.57%             1.65%         120%        $  12,546
 Period Ended July 31, 2000
  (a)+                           $     16.67     (3.81%)^      (1.27%)^^   1.62%^^           1.65%^^        39%        $  11,536
 Period Ended December 31,
  1999 (b)+                      $     17.33     73.30%^       (1.62%)^^   2.28%^            2.29%^^        20%        $   2,357
SMALL CAP FUND
 Year Ended July 31, 2002        $      7.13    (29.55%)       (1.25%)     1.61%             1.77%         227%        $   5,114
 Year Ended July 31, 2001+       $     10.12    (10.33%)       (1.22%)     1.61%             1.77%         220%        $   8,346
 Year Ended July 31, 2000        $     12.52     49.05%        (1.11%)     1.53%             1.85%         318%        $   8,408
 Year Ended July 31, 1999        $      8.40     (8.10%)       (1.07%)     1.66%             2.68%         208%        $   1,073
 Period Ended July 31, 1998
  (c)                            $      9.14     (8.31%)^      (0.92%)^^   1.78%^            4.23%^^        71%        $   1,372
BALANCED FUND
 Year Ended July 31, 2002        $     10.89     (7.55%)        2.57%      1.34%             1.41%          34%        $  69,674
 Year Ended July 31, 2001+       $     12.46     13.93%         2.90%      1.31%             1.38%          14%        $  54,978
 Year Ended July 31, 2000        $     12.48     (1.05%)        3.28%      1.35%             1.37%          16%        $  21,951
 Year Ended July 31, 1999        $     14.93      9.40%         2.67%      1.34%             1.35%          23%        $  43,223
 Year Ended July 31, 1998 (d)    $     15.19      9.54%         2.77%      1.24%             1.24%          25%        $  46,814
SELECT EQUITY FUND
 Year Ended July 31, 2002        $     10.98     (2.01%)        0.28%      1.46%             1.71%          38%        $   4,511
 Year Ended July 31, 2001+       $     11.23     28.96%         0.05%      1.71%             2.07%          19%        $   2,665
 Year Ended July 31, 2000+       $      8.72    (19.86%)        0.67%      1.44%             1.96%          25%        $   2,512
 Period Ended July 31, 1999 (e)  $     11.88     19.44%^        0.43%^     1.13%^^           1.81%^^        10%        $  10,258

     #    Excludes sales charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
     (c)  For the period from march 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
     (e)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.

                                                                                                                            146A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                                           NET REALIZED
                                                          AND UNREALIZED
                                                          GAINS (LOSSES)
                                NET ASSET        NET     FROM INVESTMENTS                              NET REALIZED
                                VALUE,       INVESTMENT      FUTURES,      TOTAL FROM       NET         GAINS FROM
                                BEGINNING      INCOME      AND FOREIGN     INVESTMENT    INVESTMENT     INVESTMENT          TOTAL
                                OF PERIOD      (LOSS)       CURRENCIES     ACTIVITIES      INCOME      TRANSACTIONS       DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------       ---------
ENHANCED MARKET FUND
 Year Ended July 31, 2002       $   12.27          0.04             (2.96)      (2.92)      (0.03)            (0.16)          (0.19)
 Year Ended July 31, 2001+      $   14.64          0.03             (2.15)      (2.12)      (0.03)            (0.22)          (0.25)
 Year Ended July 31, 2000       $   13.86          0.07              1.23        1.30       (0.07)            (0.45)          (0.52)
 Period Ended July 31, 1999
  (a)                           $   10.00          0.09              3.89        3.98       (0.09)            (0.03)          (0.12)
 INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2002       $    9.49          0.02             (1.70)      (1.68)         --                --              --
 Year Ended July 31, 2001+      $   12.36          0.06             (2.54)      (2.48)      (0.03)            (0.36)          (0.39)
 Period Ended July 31, 2000(b)+ $   13.27          0.05             (0.96)      (0.91)         --                --              --
 Year Ended December 31, 1999   $   10.58          0.02              2.81        2.83       (0.14)               --           (0.14)
 Period Ended December 31,
  1998 (c)                      $   10.46          0.03              0.12        0.15       (0.03)               --           (0.03)
 Period Ended February 28,
  1998 (d)                      $   10.00         (0.02)             0.49        0.47       (0.01)               --           (0.01)
 AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2002       $    9.91         (0.02)            (2.21)      (2.23)         --             (0.64)          (0.64)
 Year Ended July 31, 2001+      $   11.53          0.08             (0.39)      (0.31)      (0.15)            (1.16)          (1.31)
 Period Ended July 31, 2000
  (b)                           $   11.54          0.02             (0.01)       0.01       (0.02)               --           (0.02)
 Period Ended December 31,
  1999 (e)                      $   10.00          0.09              1.60        1.69       (0.11)            (0.04)          (0.15)
 GROWTH PORTFOLIO
 Year Ended July 31, 2002       $    9.38          0.08             (1.48)      (1.40)      (0.09)            (0.30)          (0.39)
 Year Ended July 31, 2001+      $   10.47          0.23             (0.42)      (0.19)      (0.23)            (0.67)          (0.90)
 Period Ended July 31, 2000(b)  $   10.58          0.07             (0.11)      (0.04)      (0.07)               --           (0.07)
 Period Ended December 31,
  1999 (f)                      $    9.93          0.14              0.73        0.87       (0.14)            (0.08)          (0.22)
 GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2002       $    9.76          0.18             (1.14)      (0.96)      (0.19)            (0.28)          (0.47)
 Year Ended July 31, 2001+      $   10.54          0.24             (0.07)       0.17       (0.32)            (0.63)          (0.95)
 Period Ended July 31, 2000(b)  $   10.48          0.14              0.04        0.18       (0.12)               --           (0.12)
 Period Ended December 31,
  1999 (g)                      $   10.10          0.11              0.41        0.52       (0.11)            (0.03)          (0.14)
 MODERATE GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2002       $    9.74          0.21             (0.94)      (0.73)      (0.23)            (0.20)          (0.43)
 Year Ended July 31, 2001+      $   10.06          0.32              0.15        0.47       (0.34)            (0.45)          (0.79)
 Period Ended July 31, 2000(b)  $    9.96          0.14              0.10        0.24       (0.14)               --           (0.14)
 Period Ended December 31,
  1999 (h)                      $    9.86          0.17              0.16        0.33       (0.17)            (0.06)          (0.23)

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the  reorganization of the ISG Funds, the
          Fund changed its fiscal year end to December 31.
     (d)  For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
     (e)  For the period from January 13, 1999 (commencement of operations) through December 31, 1999.
     (f)  For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
     (g)  For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
     (h)  For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

                                                                                                                             147

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                                     RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -------------------------------------------------------------------

                                                                                   EXPENSES                       NET ASSETS,
                               NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                               VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                               OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE*         (OOO's)
                               ----------    -------    ----------   --------   ---------------    ---------      -----------
ENHANCED MARKET FUND
 Year Ended July 31, 2002      $     9.16    (24.10%)        0.41%      1.07%             1.19%          34%        $  17,473
 Year Ended July 31, 2001+     $    12.27    (14.60%)        0.26%      1.04%             1.14%          42%        $  24,666
 Year Ended July 31, 2000      $    14.64      9.46%         0.48%      1.01%             1.22%          30%        $  20,555
 Period Ended July 31, 1999(a) $    13.86     39.93%^        0.79%^^    0.88%^^           1.52%^^        36%        $  14,365
 INTERNATIONAL EQUITY FUND
 Year Ended July 31, 2002      $     7.81    (17.70%)        0.35%      1.60%             1.89%         160%        $   3,932
 Year Ended July 31, 2001+     $     9.49    (20.62%)        0.52%      1.62%             1.89%          45%        $   2,685
 Period Ended July 31, 2000
  (b)+                         $    12.36     (6.78%)^       0.69%^^    1.69%^^           2.01%^^        32%        $   1,799
 Year Ended December 31, 1999  $    13.27     26.77%         0.26%      1.59%             2.12%          40%        $   1,033
 Period Ended December 31,
  1998 (c)                     $    10.58      1.42%^        0.71%^^    1.81%^^           2.16%^^        62%        $     149
 Period Ended February 28,
  1998 (d)                     $    10.46      4.71%^       (0.48%)^^   1.77%^^           2.27%^^        21%        $  26,533
 AGGRESSIVE GROWTH PORTFOLIO
 Year Ended July 31, 2002      $     7.04    (23.76%)       (0.31%)     0.71%             1.12%          50%        $   7,565
 Year Ended July 31, 2001+     $     9.91     (3.42%)        0.78%      0.79%             1.20%          36%        $   1,393
 Period Ended July 31, 2000(b) $    11.53      0.06%^        0.26%^^    0.86%^^           1.24%^^        22%        $     476
 Period Ended December 31,
  1999 (e)                     $    11.54     16.92%^        1.65%^^    0.96%^^           6.10%^^        95%        $     450
 GROWTH PORTFOLIO
 Year Ended July 31, 2002      $     7.59    (15.49%)        0.96%      0.71%             1.14%          63%        $   4,448
 Year Ended July 31, 2001+     $     9.38     (2.04%)        2.31%      0.78%             1.22%          38%        $     981
 Period Ended July 31, 2000(b) $    10.47     (0.43%)^       1.27%^^    0.86%^^           1.25%^^        97%        $     763
 Period Ended December 31,
  1999 (f)                     $    10.58      8.85%^        2.44%^^    0.94%^^           9.41%^^        76%        $     164
 GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2002      $     8.33    (10.17%)        2.04%      0.60%             0.82%          69%        $  14,312
 Year Ended July 31, 2001+     $     9.76      1.61%         2.44%      0.63%             0.87%          51%        $   6,535
 Period Ended July 31, 2000(b) $    10.54      1.69%^        2.15%^^    0.72%^^           0.88%^^        21%        $     271
 Period Ended December 31,
  1999 (g)                     $    10.48      5.21%^        2.44%^^    0.95%^^           2.27%^^        57%        $     535
 MODERATE GROWTH AND INCOME
 PORTFOLIO
 Year Ended July 31, 2002      $     8.58     (7.80%)        2.48%      0.65%             1.07%          65%        $   6,236
 Year Ended July 31, 2001+     $     9.74      4.91%         3.26%      0.77%             1.20%          62%        $     231
 Period Ended July 31, 2000(b) $    10.06      2.43%^        2.85%^^    0.91%^^           1.26%^^        21%        $      48
 Period Ended December 31,
  1999 (h)                     $     9.96      3.37%^        3.32%^^    0.93%^^           9.78%^^       124%        $     172

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 1, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from March 1, 1998 through December 31, 1998. In conjunction with the  reorganization of the ISG Funds, the
          Fund changed its fiscal year end to December 31.
     (d)  For the period from August 15, 1997 (commencement of operations) through February 28, 1998.
     (e)  For the period from January 13, 1999 (commencement of operations) through December 31, 1999.
     (f)  For the period from February 11, 1999 (commencement of operations) through December 31, 1999.
     (g)  For the period from March 8, 1999 (commencement of operations) through December 31, 1999.
     (h)  For the period from February 9, 1999 (commencement of operations) through December 31, 1999.

                                                                                                                            147A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights

BOND FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                NET ASSET        NET       NET REALIZED                                NET REALIZED
                                VALUE,       INVESTMENT   AND UNREALIZED   TOTAL FROM       NET         GAINS FROM
                                BEGINNING      INCOME     GAINS (LOSSES)   INVESTMENT    INVESTMENT     INVESTMENT           TOTAL
                                OF PERIOD      (LOSS)    FROM INVESTMENTS  ACTIVITIES      INCOME      TRANSACTIONS       DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------       ---------
BOND FUND
 Year Ended July 31, 2002       $   11.13          0.53              0.36        0.89         (0.56)          (0.03)          (0.59)
 Year Ended July 31, 2001+      $   10.52          0.58              0.62        1.20         (0.59)             --           (0.59)
 Year Ended July 31, 2000       $   10.63          0.58             (0.06)       0.52         (0.61)          (0.02)          (0.63)
 Year Ended July 31, 1999       $   11.05          0.61             (0.32)       0.29         (0.58)          (0.13)          (0.71)
 Year Ended July 31, 1998 (a)   $   10.92          1.41             (0.62)       0.79         (0.63)          (0.03)          (0.66)
LIMITED TERM BOND FUND
 Year Ended July 31, 2002       $   10.55          0.48              0.18        0.66         (0.51)             --           (0.51)
 Year Ended July 31, 2001+      $   10.13          0.57              0.43        1.00         (0.58)             --           (0.58)
 Year Ended July 31, 2000       $   10.29          0.59             (0.13)       0.46         (0.62)             --           (0.62)
 Year Ended July 31, 1999       $   10.43          0.57             (0.15)       0.42         (0.56)             --           (0.56)
 Year Ended July 31, 1998 (a)   $   10.42          0.85             (0.25)       0.60         (0.59)             --           (0.59)
GOVERNMENT INCOME FUND
 Year Ended July 31, 2002       $   10.10          0.48              0.20        0.68         (0.52)             --           (0.52)
 Year Ended July 31, 2001+      $    9.60          0.55              0.50        1.05         (0.55)             --           (0.55)
 Year Ended July 31, 2000       $    9.62          0.56             (0.04)       0.52         (0.54)             --           (0.54)
 Year Ended July 31, 1999       $    9.88          0.54             (0.28)       0.26         (0.52)             --           (0.52)
 Year Ended July 31, 1998 (a)   $    9.75          0.63              0.09        0.72         (0.59)             --           (0.59)

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
                                                                                                                             148

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
BOND FUNDS (continued)
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                                     RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -------------------------------------------------------------------

                                                                                   EXPENSES                       NET ASSETS,
                               NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                               VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                               OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE*         (OOO's)
                               ----------    -------    ----------   --------   ---------------    ---------      -----------
BOND FUND
 Year Ended July 31, 2002      $    11.43      8.19%         4.69%      0.99%             1.20%          35%        $  35,869
 Year Ended July 31, 2001+     $    11.13     11.63%         5.30%      0.99%             1.20%          24%        $  16,877
 Year Ended July 31, 2000      $    10.52      5.10%         5.54%      0.91%             1.21%          27%        $   9,500
 Year Ended July 31, 1999      $    10.63      2.58%         5.46%      0.81%             1.20%          18%        $   7,070
 Year Ended July 31, 1998 (a)  $    11.05      7.45%         5.78%      0.73%             0.95%          40%        $   7,032
LIMITED TERM BOND FUND
 Year Ended July 31, 2002      $    10.70      6.44%         4.54%      1.00%             1.21%          29%        $  22,813
 Year Ended July 31, 2001+     $    10.55     10.12%         5.43%      1.00%             1.22%          44%        $   9,918
 Year Ended July 31, 2000      $    10.13      4.59%         5.60%      0.96%             1.24%          34%        $   7,913
 Year Ended July 31, 1999      $    10.29      4.01%         5.49%      0.81%             1.23%          39%        $   2,716
 Year Ended July 31, 1998 (a)  $    10.43      5.94%         5.65%      0.74%             0.96%          39%        $   3,531
GOVERNMENT INCOME FUND
 Year Ended July 31, 2002      $    10.26      6.96%         4.74%      1.00%             1.21%          18%        $   8,800
 Year Ended July 31, 2001+     $    10.10     11.25%         5.47%      0.99%             1.20%          25%        $   5,672
 Year Ended July 31, 2000      $     9.60      5.55%         5.77%      0.85%             1.30%          42%        $   5,879
 Year Ended July 31, 1999      $     9.62      2.62%         5.35%      0.70%             1.90%          27%        $   5,436
 Year Ended July 31, 1998 (a)  $     9.88      7.58%         5.95%      0.71%             1.77%          35%        $   8,176

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
                                                                                                                            148A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
BOND FUNDS
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                NET ASSET                  NET REALIZED                                NET REALIZED
                                VALUE,           NET      AND UNREALIZED   TOTAL FROM       NET         GAINS FROM
                                BEGINNING    INVESTMENT   GAINS (LOSSES)   INVESTMENT    INVESTMENT     INVESTMENT           TOTAL
                                OF PERIOD      INCOME    FROM INVESTMENTS  ACTIVITIES      INCOME      TRANSACTIONS       DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------       ---------
MUNICIPAL BOND FUND
 Year Ended July 31, 2002       $   10.18          0.37              0.23        0.60         (0.39)          (0.01)          (0.40)
 Year Ended July 31, 2001+      $    9.76          0.39              0.41        0.80         (0.38)             --           (0.38)
 Year Ended July 31, 2000       $    9.87          0.40             (0.06)       0.34         (0.40)          (0.05)          (0.45)
 Year Ended July 31, 1999       $   10.13          0.41             (0.17)       0.24         (0.39)          (0.11)          (0.50)
 Year Ended July 31, 1998
  (a)                           $   10.15          0.86             (0.43)       0.43         (0.42)          (0.03)          (0.45)
 FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2002       $   10.51          0.39              0.27        0.66         (0.38)             --           (0.38)
 Year Ended July 31, 2001+      $   10.16          0.40              0.35        0.75         (0.40)             --           (0.40)
 Year Ended July 31, 2000       $   10.22          0.44             (0.06)       0.38         (0.41)          (0.03)          (0.44)
 Year Ended July 31, 1999       $   10.45          0.41             (0.18)       0.23         (0.40)          (0.06)          (0.46)
 Year Ended July 31, 1998
  (a)                           $   10.50          0.45              0.01        0.46         (0.44)          (0.07)          (0.51)
 TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2002       $   10.10          0.31              0.27        0.58         (0.31)             --           (0.31)
 Year Ended July 31, 2001+      $    9.74          0.36              0.36        0.72         (0.36)             --           (0.36)
 Period Ended July 31, 2000
  (b)                           $    9.55          0.21              0.18        0.39         (0.20)             --           (0.20)
 Year Ended December 31, 1999   $   10.19          0.33             (0.64)      (0.31)        (0.33)             --           (0.33)
 Year Ended December 31, 1998   $   10.18          0.35              0.08        0.43         (0.35)          (0.07)          (0.42)
 Year Ended December 31, 1997   $    9.90          0.44              0.25        0.69         (0.41)             --           (0.41)

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as class a shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                                                                                                                             149


                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
BOND FUNDS (continued)
A SHARES
Selected data for a share outstanding throughout the period indicated.

                                                                     RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -------------------------------------------------------------------

                                                                                   EXPENSES                       NET ASSETS,
                               NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                               VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                               OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE*         (OOO's)
                               ----------    -------    ----------   --------   ---------------    ---------      -----------
MUNICIPAL BOND FUND
 Year Ended July 31, 2002      $    10.38      6.05%         3.72%      0.89%             1.20%          10%           11,553
 Year Ended July 31, 2001+     $    10.18      8.36%         3.88%      0.89%             1.20%           5%            8,022
 Year Ended July 31, 2000      $     9.76      3.62%         4.12%      0.82%             1.20%           9%            6,516
 Year Ended July 31, 1999      $     9.87      2.31%         4.01%      0.71%             1.20%          21%            2,694
 Year Ended July 31, 1998
  (a)                          $    10.13      4.30%         4.26%      0.62%             0.92%          29%            2,689
 FLORIDA TAX-EXEMPT FUND
 Year Ended July 31, 2002      $    10.79      6.38%         3.64%      0.87%             1.26%          13%            4,002
 Year Ended July 31, 2001+     $    10.51      7.46%         3.79%      0.90%             1.29%           7%            3,267
 Year Ended July 31, 2000      $    10.16      3.99%         4.10%      0.74%             1.30%          11%            2,655
 Year Ended July 31, 1999      $    10.22      2.06%         4.00%      0.59%             1.26%          34%           12,195
 Year Ended July 31, 1998
  (a)                          $    10.45      4.46%         4.24%      0.55%             1.06%          30%            8,663
 TENNESSEE TAX-EXEMPT FUND
 Year Ended July 31, 2002      $    10.37      5.87%         3.02%      1.08%             1.31%          60%            3,432
 Year Ended July 31, 2001+     $    10.10      7.55%         3.63%      1.09%             1.33%         123%            3,764
 Period Ended July 31, 2000
  (b)                          $     9.74      4.15%^        3.78%^^    1.13%^^           1.27%^^        23%            2,919
 Year Ended December 31, 1999  $     9.55     (3.07%)        3.34%      1.25%             1.26%          64%            3,324
 Year Ended December 31, 1998  $    10.19      4.25%         3.37%      1.20%             1.20%         155%            2,919
 Year Ended December 31, 1997  $    10.18      7.13%         4.13%      0.84%             1.09%         253%            1,669

     #    Excludes sales charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Class I Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.

                                                                                                                            149A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS
B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                      INVESTMENT ACTIVITIES                        LESS DIVIDENDS FROM
                                             ----------------------------------------    ------------------------------------------

                                NET ASSET        NET       NET REALIZED                                NET REALIZED
                                VALUE,       INVESTMENT   AND UNREALIZED   TOTAL FROM       NET         GAINS FROM
                                BEGINNING      INCOME     GAINS (LOSSES)   INVESTMENT    INVESTMENT     INVESTMENT           TOTAL
                                OF PERIOD      (LOSS)    FROM INVESTMENTS  ACTIVITIES      INCOME      TRANSACTIONS       DIVIDENDS
                                ---------    ----------  ----------------  ----------    ----------    ------------       ---------
VALUE FUND
 Year Ended July 31, 2002       $   20.15         (0.02)           (5.93)       (5.95)        (0.02)          (1.61)          (1.63)
 Year Ended July 31, 2001+      $   19.41         (0.03)            3.58         3.55         (0.04)          (2.77)          (2.81)
 Year Ended July 31, 2000       $   25.14          0.07            (2.19)       (2.12)        (0.11)          (3.50)          (3.61)
 Year Ended July 31, 1999       $   24.55          0.02             3.10         3.12         (0.06)          (2.47)          (2.53)
 Period Ended July 31,
  1998 (a)                      $   23.15          0.09             2.68         2.77         (0.12)          (1.25)          (1.37)
CAPITAL GROWTH FUND
 Year Ended July 31, 2002       $   10.39         (0.27)           (2.56)       (2.83)           --              --              --
 Year Ended July 31, 2001+      $   14.46         (0.17)           (2.74)       (2.91)           --           (1.16)          (1.16)
 Period Ended July 31,
  2000 (b)                      $   13.93         (0.09)            0.62         0.53            --              --              --
 Year Ended December 31,
  1999+                         $   13.92         (0.14)            2.91         2.77            --           (2.76)          (2.76)
 Period Ended December
  31, 1998 (c)                  $   13.10         (0.05)            3.35         3.30            --           (2.48)          (2.48)
LARGE CAP FUND
 Year Ended July 31, 2002       $   20.70         (0.15)           (4.42)       (4.57)           --           (1.19)          (1.19)
 Year Ended July 31, 2001+      $   27.74         (0.21)           (2.77)       (2.98)           --           (4.06)          (4.06)
 Period Ended July 31,
  2000 (b)                      $   27.75         (0.13)            0.12        (0.01)           --              --              --
 Year Ended December 31,
  1999+                         $   27.54         (0.23)            5.04         4.81            --           (4.60)          (4.60)
 Period Ended December
  31, 1998 (e)                  $   25.98            --             1.56         1.56            --              --              --

     #    Excludes redemption charge.
     +    Net investment loss is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the Fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
     (d)  There was no fee reduction in this period.
     (e)  For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                             150

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights
EQUITY FUNDS (continued)
B SHARES
Selected data for a share outstanding throughout the period indicated.

                                                                     RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                         -------------------------------------------------------------------

                                                                                   EXPENSES                       NET ASSETS,
                               NET ASSET                   NET                     (BEFORE         PORTFOLIO        END OF
                               VALUE, END    TOTAL      INVESTMENT     NET        REDUCTIONS/       TURNOVER        PERIOD
                               OF PERIOD     RETURN#      INCOME     EXPENSES   REIMBURSEMENTS)       RATE*         (OOO's)
                               ----------    -------    ----------   --------   ---------------    ---------      -----------
VALUE FUND
 Year Ended July 31, 2002      $    12.57    (31.68%)       (0.27%)     2.10%             2.11%          59%         $ 13,133
 Year Ended July 31, 2001+     $    20.15     20.09%        (0.16%)     2.09%             2.10%          43%         $ 10,322
 Year Ended July 31, 2000      $    19.41     (8.86%)        0.32%      2.10%             2.11%          17%         $  7,949
 Year Ended July 31, 1999      $    25.14     14.03%         0.05%      2.08%             2.09%          18%         $ 12,394
 Period Ended July 31,
  1998 (a)                     $    24.55     12.49%^        0.26%^^    2.11%^^           2.11%^^        17%         $  7,929
CAPITAL GROWTH FUND
 Year Ended July 31, 2002      $     7.56    (27.24%)       (3.86%)     2.04%             2.12%         115%         $  8,746
 Year Ended July 31, 2001+     $    10.39    (21.77%)       (1.35%)     1.96%             2.11%         100%         $  8,967
 Period Ended July 31,
  2000 (b)                     $    14.46      3.80%^       (1.11%)^^   1.96%^^           2.07%^^        91%         $  8,939
 Year Ended December 31,
  1999+                        $    13.93     21.11%        (0.93%)     1.92%             1.93%         178%         $  7,704
 Period Ended December
  31, 1998 (c)                 $    13.92     26.86%^       (0.95%)^^   2.04%^^             (d)         152%         $  2,854
LARGE CAP FUND
 Year Ended July 31, 2002      $    14.94    (23.31%)       (0.80%)     2.01%             2.12%          11%         $ 21,739
 Year Ended July 31, 2001+     $    20.70    (12.40%)       (0.91%)     2.00%             2.11%          10%         $ 28,118
 Period Ended July 31,
  2000 (b)                     $    27.74     (0.04%)^      (0.93%)^^   2.00%^^           2.07%^^        10%         $ 24,655
 Year Ended December 31,
  1999+                        $    27.75     17.78%        (0.79%)     1.98%             2.00%          15%         $ 18,584
 Period Ended December
  31, 1998 (e)                 $    27.54      6.02%^        0.23%^^    1.10%^^           2.11%^^         3%         $    100

     #    Excludes redemption charge.
     +    Net investment loss is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 3, 1997 (commencement of operations) through July 31, 1998.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from February 5, 1998 (commencement of operations) through December 31, 1998.
     (d)  There was no fee reduction in this period.
     (e)  For the period from December 15, 1998 (commencement of operations) through December 31, 1998.

                                                                                                                             150A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     EQUITY FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                     INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM
                                               -----------------------------------------   --------------------------------------

                                                             NET REALIZED
                                   NET ASSET      NET       AND UNREALIZED                               NET REALIZED
                                   VALUE,      INVESTMENT     GAINS (LOSSES)  TOTAL FROM       NET       GAINS FROM
                                   BEGINNING    INCOME      FROM INVESTMENTS  INVESTMENT    INVESTMENT    INVESTMENT      TOTAL
                                   OF PERIOD    (LOSS)       AND OPTIONS      ACTIVITIES      INCOME     TRANSACTIONS   DIVIDENDS
                                   ---------   ----------   ----------------  -----------   ----------   ------------   ---------

MID CAP FUND
 Year Ended July 31, 2002           $  11.83        (0.25)             (2.45)       (2.70)           -              -           -
 Year Ended July 31, 2001+          $  16.52        (0.27)             (4.42)       (4.69)           -              -           -
 Period Ended July 31, 2000
   (a)+                             $  17.28        (0.20)             (0.56)       (0.76)           -              -           -
 Period Ended December 31,
   1999 (b)+                        $  10.00        (0.19)              7.47         7.28            -              -           -
 SMALL CAP FUND
 Year Ended July 31, 1997           $   9.85        (0.17)             (2.79)       (2.96)           -              -           -
 Year Ended July 31, 2001+          $  12.31        (0.22)             (1.03)       (1.25)           -          (1.21)      (1.21)
 Year Ended July 31, 2000           $   8.31        (0.14)              4.14         4.00            -              -           -
 Year Ended July 31, 1999           $   9.11        (0.14)             (0.66)       (0.80)           -              -           -
 Period Ended July 31, 1998
   (c)                              $  10.00        (0.04)             (0.85)       (0.89)           -              -           -
 BALANCED FUND
 Year Ended July 31, 2002           $  12.42         0.22              (1.19)       (0.97)       (0.23)         (0.36)      (0.59)
 Year Ended July 31, 2001+          $  12.45         0.28               1.26         1.54        (0.30)         (1.27)      (1.57)
 Year Ended  July 31, 2000          $  14.90         0.34              (0.64)       (0.30)       (0.37)         (1.78)      (2.15)
 Year Ended July 31, 1999           $  15.16         0.29               0.95         1.24        (0.30)         (1.20)      (1.50)
 Period Ended  July 31, 1998
   (d)                              $  14.99         0.28               1.15         1.43        (0.29)         (0.97)      (1.26)
 SELECT EQUITY FUND
 Year Ended July 31, 2002           $  11.08        (0.03)             (0.28)       (0.31)           -              -           -
 Year Ended July 31, 2001+          $   8.64        (0.08)              2.52         2.44            -              -           -
 Year Ended July 31, 2000+          $  11.83        (0.01)             (2.34)       (2.35)       (0.03)         (0.81)      (0.84)
 Period Ended July 31, 1999 (e)     $   9.98         0.02               1.86         1.88        (0.02)         (0.01)      (0.03)

     #    Excludes redemption charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
     (c)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
     (e)  For the period from September 2, 1998 (commencement of operations) through July 31, 1999.

                                                                                                                             151

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     EQUITY FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                    RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                             ----------------------------------------------------------------------

                                                                                         EXPENSES                       NET ASSETS,
                                   NET ASSET                     NET                      (BEFORE        PORTFOLIO        END OF
                                   VALUE, END     TOTAL       INVESTMENT      NET       REDUCTIONS)      TURNOVER         PERIOD
                                   OF PERIOD     RETURN#        INCOME    EXPENSES     REIMBURSEMENTS      RATE*         (000'S)
                                   ----------    --------     ----------  ----------   --------------    ---------      -----------
MID CAP FUND
 Year Ended July 31, 2002           $    9.13     (22.82%)        (2.07%)      2.41%            2.58%         221%         $  7,066
 Year Ended July 31, 2001+          $   11.83     (28.29%)        (1.91%)      2.32%            2.41%         120%         $ 11,323
 Period Ended July 31, 2000
   (a)+                             $   16.52      (4.40%)^       (2.00%)^^    2.33%^^          2.37%^^        39%         $ 12,912
 Period Ended December 31,
   1999 (b)+                        $   17.28      72.80%^        (2.17%)^^    2.86%^^          2.86%^^        20%         $  2,177
 SMALL CAP FUND
 Year Ended July 31, 1997           $    6.89     (30.05%)        (2.01%)      2.36%            2.52%         227%         $  2,014
 Year Ended July 31, 2001+          $    9.85     (11.03%)        (1.97%)      2.36%            2.52%         220%         $  2,975
 Year Ended July 31, 2000           $   12.31      48.13%         (1.99%)      2.39%            2.59%         318%         $  2,619
 Year Ended July 31, 1999           $    8.31      (8.78%)        (1.83%)      2.41%            3.42%         208%         $    929
 Period Ended July 31, 1998
   (c)                              $    9.11      (8.90%)^       (1.69%)^^    2.54%^^          4.98%^^        71%         $    871
 BALANCED FUND
 Year Ended July 31, 2002           $   10.86      (8.17%)         1.81%       2.09%            2.16%          34%         $ 16,742
 Year Ended July 31, 2001+          $   12.42      13.03%          2.20%       2.06%            2.12%          14%         $  9,004
 Year Ended  July 31, 2000          $   12.45      (1.80%)         2.54%       2.10%            2.12%          16%         $  7,072
 Year Ended July 31, 1999           $   14.90       8.66%          1.93%       2.09%            2.10%          23%         $ 10,131
 Period Ended  July 31, 1998
   (d)                              $   15.16      10.07%^         1.83%^^     2.12%^^          2.12%^^        25%         $  5,309
 SELECT EQUITY FUND
 Year Ended July 31, 2002           $   10.77      (2.77%)        (0.45%)      2.19%            2.44%          38%         $  4,800
 Year Ended July 31, 2001+          $   11.08      28.24%         (0.75%)      2.44%            2.80%          19%         $  1,586
 Year Ended July 31, 2000+          $    8.64     (20.47%)        (0.08%)      2.21%            2.72%          25%         $    715
 Period Ended July 31, 1999
 (e)                                $   11.83      18.83%^        (0.49%)^^    1.99%^^          2.58%^^        10%         $  1,933

     #    Excludes redemption charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
     (c)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  For the period from September 2, 1997 (commencement of operations) through July 31, 1998.
     (e)  For the period from September 2, 1998 (commencement of operations) through July 31, 1999.


                                                                                                                            151A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     EQUITY FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                              INVESTMENT ACTIVITIES                    LESS DIVIDENDS FROM
                                                       -----------------------------------------  ----------------------------------

                                                                    NET REALIZED
                                                                   AND UNREALIZED
                                                          NET       GAINS (LOSSES)                           NET REALIZED
                                      NET ASSET VALUE, INVESTMENT  FROM INVESTMENTS,  TOTAL FROM     NET     GAINS FROM
                                        BEGINNING OF    INCOME       FUTURES, AND     INVESTMENT  INVESTMENT  INVESTMENT     TOTAL
                                          PERIOD        (LOSS)    FOREIGN CURRENCIES* ACTIVITIES    INCOME   TRANSACTIONS  DIVIDENDS
                                      --------------- ----------  ------------------  ----------- ---------- ------------  ---------
ENHANCED MARKET FUND
 Year Ended July 31, 2002               $       12.11      (0.05)            (2.91)        (2.96)         -        (0.16)     (0.16)
 Year Ended July 31, 2001+              $       14.55      (0.06)            (2.14)        (2.20)     (0.02)       (0.22)     (0.24)
 Year Ended July 31, 2000               $       13.82      (0.04)             1.22          1.18          -        (0.45)     (0.45)
 Period Ended July 31, 1999 (a)         $       10.30       0.03              3.55          3.58      (0.03)       (0.03)     (0.06)
 INTERNATIONAL EQUITY
  FUND
 Year Ended July 31, 2002               $        9.35      (0.03)            (1.68)        (1.71)         -            -          -
 Year Ended July 31, 2001+              $       12.25      (0.05)            (2.49)        (2.54)         -        (0.36)     (0.36)
 Period Ended July 31, 2000 (b)+        $       13.21          -             (0.96)        (0.96)         -            -          -
 Period Ended December 31, 1999 (c)     $       10.66      (0.02)             2.69          2.67      (0.12)           -      (0.12)
 AGGRESSIVE GROWTH
  PORTFOLIO
 Year Ended July 31, 2002               $        9.77      (0.07)            (2.19)        (2.26)         -        (0.64)     (0.64)
 Year Ended July 31, 2001+              $       11.42       0.06             (0.44)        (0.38)     (0.11)       (1.16)     (1.27)
 Period Ended July 31, 2000 (b)         $       11.47      (0.03)            (0.02)        (0.05)         -            -          -
 Period Ended December 31, 1999 (d)     $       10.03       0.07              1.50          1.57      (0.09)       (0.04)     (0.13)
 GROWTH PORTFOLIO
 Year Ended July 31, 2002               $        9.34       0.02             (1.48)        (1.46)     (0.03)       (0.30)     (0.33)
 Year Ended July 31, 2001+              $       10.44       0.15             (0.41)        (0.26)     (0.17)       (0.67)     (0.84)
 Period Ended July 31, 2000 (b)         $       10.57       0.03             (0.12)        (0.09)     (0.04)           -      (0.04)
 Period Ended December 31, 1999 (e)     $        9.84       0.12              0.81          0.93      (0.12)       (0.08)     (0.20)
 GROWTH AND INCOME
  PORTFOLIO
 Year Ended July 31, 2002               $        9.77       0.12             (1.16)        (1.04)     (0.13)       (0.28)     (0.41)
 Year Ended July 31, 2001+              $       10.53       0.24             (0.12)         0.12      (0.25)       (0.63)     (0.88)
 Period Ended July 31, 2000 (b)         $       10.50       0.10              0.02          0.12      (0.09)           -      (0.09)
 Period Ended December 31, 1999 (f)     $       10.00       0.08              0.53          0.61      (0.08)       (0.03)     (0.11)
 MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2002               $        9.71       0.17             (0.95)        (0.78)     (0.17)       (0.20)     (0.37)
 Year Ended July 31, 2001+              $       10.04       0.25              0.15          0.40      (0.28)       (0.45)     (0.73)
 Period Ended July 31, 2000 (b)         $        9.96       0.13              0.07          0.20      (0.12)           -      (0.12)
 Period Ended December 31, 1999 (g)     $       10.00       0.13              0.02          0.15      (0.13)       (0.06)     (0.19)

     #    Excludes redemption charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
     (d)  For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
     (e)  For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
     (f)  For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
     (g)  For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

                                                                                                                             152

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     EQUITY FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                                  ---------------------------------------------------------------

                                       NET ASSET                                             EXPENSES                 NET ASSETS,
                                        VALUE,                       NET                     (BEFORE     PORTFOLIO      END OF
                                        END OF        TOTAL       INVESTMENT      NET       REDUCTIONS)   TURNOVER      PERIOD
                                        PERIOD       RETURN#       INCOME      EXPENSES   REIMBURSEMENTS   RATE**      (000'S)
                                      ----------     ----------   ----------   --------   -------------- ----------   -----------
ENHANCED MARKET FUND
 Year Ended July 31, 2002              $    8.99        (24.73%)      (0.34%)     1.82%            1.94%        34%     $   8,644
 Year Ended July 31, 2001+             $   12.11        (15.28%)      (0.48%)     1.80%            1.89%        42%     $  13,713
 Year Ended July 31, 2000              $   14.55          8.65%       (0.31%)     1.77%            1.93%        30%     $  17,095
 Period Ended July 31, 1999 (a)        $   13.82         34.85%^      (0.12%)^^   1.73%^^          2.28%^^      36%     $   6,132
 INTERNATIONAL EQUITY
  FUND
 Year Ended July 31, 2002              $    7.64        (18.29%)      (0.39%)     2.36%            2.64%       160%     $     471
 Year Ended July 31, 2001+             $    9.35        (21.25%)      (0.44%)     2.38%            2.65%        45%     $     516
 Period Ended July 31, 2000 (b)+       $   12.25         (7.19%)^     (0.04%)^^   2.47%^^          2.72%^^      32%     $     595
 Period Ended December 31, 1999 (c)    $   13.21         25.98%^      (0.54%)^^   2.45%^^          2.73%^^      40%     $     228
 AGGRESSIVE GROWTH
  PORTFOLIO
 Year Ended July 31, 2002              $    6.87        (24.43%)      (1.04%)     1.46%            1.87%        50%     $     761
 Year Ended July 31, 2001+             $    9.77         (4.06%)       0.58%      1.52%            1.93%        36%     $     386
 Period Ended July 31, 2000 (b)        $   11.42         (0.43%)^     (0.44%)^^   1.56%^^          1.94%^^      22%     $     390
 Period Ended December 31, 1999 (d)    $   11.47         15.70%^       0.92%^^    1.52%^^          7.86%^^      95%     $     456
 GROWTH PORTFOLIO
 Year Ended July 31, 2002              $    7.55        (16.13%)       0.22%      1.45%            1.89%        63%     $   1,886
 Year Ended July 31, 2001+             $    9.34         (2.82%)       1.53%      1.53%            1.97%        38%     $   1,710
 Period Ended July 31, 2000 (b)        $   10.44         (0.84%)^      0.46%^^    1.56%^^          1.97%^^      97%     $   1,241
 Period Ended December 31, 1999 (e)    $   10.57          9.48%^       2.14%^^    1.55%^^          6.75%^^      76%     $     998
 GROWTH AND INCOME
  PORTFOLIO
 Year Ended July 31, 2002              $    8.32        (10.98%)       1.31%      1.35%            1.58%        69%     $   1,607
 Year Ended July 31, 2001+             $    9.77          1.09%        2.40%      1.37%            1.60%        51%     $   1,656
 Period Ended July 31, 2000 (b)        $   10.53          1.13%^       1.58%^^    1.40%^^          1.57%^^      21%     $   1,613
 Period Ended December 31, 1999 (f)    $   10.50          6.10%^       1.74%^^    1.52%^^          4.26%^^      57%     $   1,725
 MODERATE GROWTH AND INCOME PORTFOLIO
 Year Ended July 31, 2002              $    8.56         (8.38%)       1.74%      1.39%            1.81%        65%     $     970
 Year Ended July 31, 2001+             $    9.71          4.09%        2.59%      1.51%            1.92%        62%     $   1,231
 Period Ended July 31, 2000 (b)        $   10.04          2.00%^       2.19%^^    1.55%^^          1.88%^^      21%     $     832
 Period Ended December 31, 1999 (g)    $    9.96          1.50%^       2.80%^^    1.54%^^          6.90%^^     124%     $     941

     #    Excludes redemption charge.
     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 2, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the amsouth funds, the fund changed its fiscal year end to July 31.
     (c)  For the period from February 2, 1999 (commencement of operations) through December 31, 1999.
     (d)  For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
     (e)  For the period from February 15, 1999 (commencement of operations) through December 31, 1999.
     (f)  For the period from January 27, 1999 (commencement of operations) through December 31, 1999.
     (g)  For the period from January 28, 1999 (commencement of operations) through December 31, 1999.

                                                                                                                            152A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     BOND FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                             INVESTMENT ACTIVITIES                                LESS DIVIDENDS FROM
                                           -----------------------------------                -----------------------------

                                                           NET REALIZED                                   NET REALIZED
                            NET ASSET VALUE,    NET       AND UNREALIZED      TOTAL FROM       NET       GAINS FROM
                              BEGINNING OF   INVESTMENT    GAINS (LOSSES)     INVESTMENT    INVESTMENT    INVESTMENT       TOTAL
                                PERIOD        INCOME     FROM INVESTMENTS,    ACTIVITIES      INCOME     TRANSACTIONS    DIVIDENDS
                            ---------------  ---------- -----------------     -----------   ----------   ------------    ---------
BOND FUND
 Year Ended July 31, 2002      $      11.10        0.43           0.37            0.80        (0.47)         (0.03)       (0.50)
 Year Ended July 31, 2001+     $      10.50        0.50           0.61            1.11        (0.51)             -        (0.51)
 Year Ended July 31, 2000      $      10.60        0.49          (0.05)           0.44        (0.52)         (0.02)       (0.54)
 Year Ended July 31, 1999      $      11.04        0.50          (0.31)           0.19        (0.50)         (0.13)       (0.63)
 Period Ended July 31,
   1998(a)                     $      10.88        0.46           0.24            0.70        (0.51)         (0.03)       (0.54)
 LIMITED TERM
  BOND FUND
 Year Ended July 31, 2002      $      10.54        0.42           0.17            0.59        (0.44)             -        (0.44)
 Year Ended July 31, 2001+     $      10.13        0.49           0.42            0.91        (0.50)             -        (0.50)
 Year Ended July 31, 2000      $      10.27        0.48          (0.10)           0.38        (0.52)             -        (0.52)
 Period Ended July 31,
   1999(b)                     $      10.58        0.27          (0.30)          (0.03)       (0.28)             -        (0.28)
 GOVERNMENT
  INCOME FUND
 Year Ended July 31, 2002      $      10.10        0.42           0.19            0.61        (0.45)             -        (0.45)
 Year Ended July 31, 2001+     $       9.61        0.47           0.51            0.98        (0.49)             -        (0.49)
 Period Ended July 31,
   2000(c)                     $       9.48        0.18           0.10            0.28        (0.15)             -        (0.15)

     #    Excludes redemption charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
     (b)  For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
     (c)  For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                                                                                                                             153

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     BOND FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                        Ratios (to average net assets)/Supplemental Data
                                                              ---------------------------------------------------------------


                                       NET ASSET                                             EXPENSES                 NET ASSETS,
                                        VALUE,                       NET                     (BEFORE      PORTFOLIO     END OF
                                        END OF        TOTAL       INVESTMENT      NET      REDUCTIONS/    TURNOVER      PERIOD
                                        PERIOD       RETURN#       INCOME      EXPENSES   REIMBURSEMENTS)   RATE**      (000'S)
                                      ----------     ----------   ----------   --------   --------------- ----------   ----------
BOND FUND
 Year Ended July 31, 2002              $   11.40          7.43%        3.90%      1.74%           1.95%         35%     $  9,796
 Year Ended July 31, 2001+             $   11.10         10.77%        4.55%      1.73%           1.95%         24%     $  7,342
 Year Ended July 31, 2000              $   10.50          4.30%        4.72%      1.74%           1.96%         27%     $  3,636
 Year Ended July 31, 1999              $   10.60          1.58%        4.63%      1.71%           1.95%         18%     $  2,521
 Period Ended July 31, 1998(a)         $   11.04          6.58%^       4.75%^^    1.74%^^         1.99%^^       40%     $    442
 LIMITED TERM
  BOND FUND
 Year Ended July 31, 2002              $   10.69          5.69%        3.78%      1.75%           1.96%         29%     $ 10,307
 Year Ended July 31, 2001+             $   10.54          9.20%        4.66%      1.75%           1.97%         44%     $  2,614
 Year Ended July 31, 2000              $   10.13          3.85%        4.79%      1.76%           1.99%         34%     $  1,815
 Period Ended July 31, 1999(b)         $   10.27         (0.33%)^      4.61%^^    1.69%^^         1.96%^^       39%     $  1,599
 GOVERNMENT
  INCOME FUND
 Year Ended July 31, 2002              $   10.26          6.18%        4.00%      1.75%           1.96%         18%     $  3,542
 Year Ended July 31, 2001+             $   10.10         10.36%        4.65%      1.74%           1.95%         25%     $  1,635
 Period Ended July 31, 2000(c)         $    9.61          2.98%^       4.77%^^    1.75%^^         1.98%^^       42%     $    520

     #    Excludes redemption charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from September 16, 1997 (commencement of operations) through July 31, 1998.
     (b)  For the period from January 21, 1999 (commencement of operations) through July 31, 1999.
     (c)  For the period from March 13, 2000 (commencement of operations) through July 31, 2000.

                                                                                                                            153A

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     BOND FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                             INVESTMENT ACTIVITIES                                LESS DIVIDENDS FROM
                                           -----------------------------------                -----------------------------

                                  NET ASSET                  NET REALIZED                               NET REALIZED
                                   VALUE,          NET       AND UNREALIZED   TOTAL FROM      NET        GAINS FROM
                                  BEGINNING     INVESTMENT   GAINS (LOSSES)   INVESTMENT   INVESTMENT    INVESTMENT       TOTAL
                                 OF PERIOD        INCOME    FROM INVESTMENTS  ACTIVITIES     INCOME     TRANSACTIONS    DIVIDENDS
                              ---------------  ----------  -----------------  -----------  ----------   ------------    --------
MUNICIPAL BOND FUND
  Year Ended July 31, 2002       $    10.17         0.30         0.22            0.52        (0.32)       (0.01)          (0.33)
  Year Ended July 31, 2001+      $     9.75         0.32         0.41            0.73        (0.31)          --           (0.31)
  Year Ended July 31, 2000       $     9.87         0.31        (0.05)           0.26        (0.33)       (0.05)          (0.38)
  Period Ended July 31,
    1999 (a)                     $    10.28         0.14        (0.41)          (0.27)       (0.14)          --           (0.14)
  FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2002       $    10.49         0.29         0.28            0.57        (0.30)          --           (0.30)
  Year Ended July 31, 2001+      $    10.15         0.32         0.34            0.66        (0.32)          --           (0.32)
  Year Ended July 31, 2000       $    10.20         0.32        (0.01)           0.31        (0.33)       (0.03)          (0.36)
  Period Ended July 31, 1999
    (b)                          $    10.52         0.12        (0.30)          (0.18)       (0.14)          --           (0.14)
  TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2002       $    10.12         0.24         0.26            0.50        (0.24)          --           (0.24)
  Year Ended July 31, 2001+      $     9.76         0.29         0.36            0.65        (0.29)          --           (0.29)
  Period Ended July 2000 (c)     $     9.57         0.17         0.18            0.35        (0.16)          --           (0.16)
  Year Ended December 31, 1999   $    10.21         0.27        (0.64)          (0.37)       (0.27)          --           (0.27)
  Period Ended December 31,
    1998 (d)                     $    10.22         0.26         0.06            0.32        (0.26)       (0.07)          (0.33)

     #    Excludes redemption charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
     (b)  For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
     (c)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the amsouth funds, the Fund changed its fiscal year end to July 31.
     (d)  For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
     (e)  There were no fee reductions in this period.

                                                                                                                             154

                                                                                                                       AMSOUTH FUNDS
                                                                                                                FINANCIAL HIGHLIGHTS
     BOND FUNDS
     B SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                           RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                                                  ---------------------------------------------------------------

                                       NET ASSET                                             EXPENSES                   NET ASSETS,
                                        VALUE                        NET                      BEFORE       PORTFOLIO      END OF
                                        END OF        TOTAL       INVESTMENT      NET       REDUCTIONS      TURNOVER     PERIOD
                                        PERIOD       RETURNS       INCOME      EXPENSES   REIMBURSEMENTS     RATE**       (000'S)
                                      ----------     ----------   ----------   ---------- -------------    ----------   -----------
MUNICIPAL BOND FUND
  Year Ended July 31, 2002             $   10.36          5.20%         2.95%       1.64%         1.95%          10%     $    3,844
  Year Ended July 31, 2001+            $   10.17          7.60%         3.12%       1.64%         1.95%           5%     $    1,777
  Year Ended July 31, 2000             $    9.75          2.75%         3.30%       1.64%         1.96%           9%     $      889
  Period Ended July 31, 1999 (a)       $    9.87         (2.60%)^       3.17%^^     1.60%^^       1.87%^^        21%     $       16
  FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2002             $   10.76          5.56%         2.90%       1.62%         2.01%          13%     $    2,647
  Year Ended July 31, 2001+            $   10.49          6.61%         3.03%       1.64%         2.04%           7%     $    1,385
  Year Ended July 31, 2000             $   10.15          3.14%         3.22%       1.62%         2.05%          11%     $      729
  Period Ended July 31, 1999 (b)       $   10.20          1.77%^        3.06%^^     1.49%^^       2.00%^^        34%     $      569
  TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2002             $   10.38          4.98%         2.29%       1.82%         2.07%          60%     $    1,839
  Year Ended July 31, 2001+            $   10.12          6.75%         2.85%       1.84%         2.08%         123%     $    1,432
  Period Ended July 2000 (c)           $    9.76          3.74%^        3.07%^^     1.83%^^       1.96%^^        23%     $    1,054
  Year Ended December 31, 1999         $    9.57         (3.65%)        2.72%       1.84%         1.85%          64%     $    1,288
  Period Ended December 31, 1998 (d)   $   10.21          3.17%^        2.50%^^     1.95%^^      (e)            155%     $    1,397

     #    Excludes redemption charge.
     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from February 3, 1999 (commencement of operations) through July 31, 1999.
     (b)  For the period from March 16, 1999 (commencement of operations) through July 31, 1999.
     (c)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (d)  For the period from February 24, 1998 (commencement of operations) through December 31, 1998.
     (e)  There were no fee reductions in this period.

                                                                                                                            154A

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219




FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                  AMSOUTH FUNDS
                  3435 STELZER ROAD
                  COLUMBUS, OHIO 43219
                  TELEPHONE: 1-800-451-8382
                  INTERNET:
                  HTTP://WWW.AMSOUTHFUNDS.COM
                ----------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

     o    Free  from  the   Commission's   EDGAR  Database  on  the  Website  at
          http://www.sec.gov

                                   PROSPECTUS


                                 CLASS I SHARES

                                DECEMBER 1, 2002




                              [AMSOUTH FUNDS LOGO]









--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMSOUTH FUNDS                                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

        DESCRIPTION OF THE FUNDS -- OBJECTIVES, RISK/RETURN AND EXPENSES
                                     [LOGO]
--------------------------------------------------------------------------------
Carefully review this                   Overview
important section, which                EQUITY FUNDS
summarizes each Fund's                  Value Fund
investments, risks, past                Select Equity Fund
performance, and fees.                  Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                        HYBRID FUNDS
                                        Balanced Fund
                                        Strategic Portfolios: Aggressive Growth
                                          Portfolio
                                        Strategic Portfolios: Growth Portfolio
                                        Strategic Portfolios: Growth and Income
                                          Portfolio
                                        Strategic Portfolios: Moderate Growth
                                          and Income Portfolio
                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund
                                        Tennessee Tax-Exempt Fund
                                        MONEY MARKET FUNDS
                                        Prime Money Market Fund
                                        U.S. Treasury Money Market Fund
                                        Treasury Reserve Money Market Fund
                                        Tax-Exempt Money Market Fund

                   ADDITIONAL INVESTMENT STRATEGIES AND RISKS
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for                 EQUITY FUNDS
information on investment               Value Fund
strategies and their                    Select Equity Fund
risks.                                  Enhanced Market Fund
                                        Large Cap Fund
                                        Capital Growth Fund
                                        Mid Cap Fund
                                        Small Cap Fund
                                        International Equity Fund
                                          International Equity, Mid Cap, Capital
                                            Growth and Large Cap Funds
                                        Equity Funds and Bond Funds
                                        HYBRID FUNDS
                                        Balanced Fund

                                        Strategic Portfolios: Aggressive Growth
                                          Portfolio
                                        Strategic Portfolios: Growth Portfolio
                                        Strategic Portfolios: Growth and Income
                                          Portfolio
                                        Strategic Portfolios: Moderate Growth
                                          and Income Portfolio

--------------------------------------------------------------------------------

AMSOUTH FUNDS                                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                        BOND FUNDS
                                        Government Income Fund
                                        Limited Term Bond Fund
                                        Bond Fund
                                        Municipal Bond Fund
                                        Florida Tax-Exempt Fund
                                        Tennessee Tax-Exempt Fund

                                        MONEY MARKET FUNDS
                                        Prime Money Market Fund
                                        U.S. Treasury Money Market Fund
                                        Treasury Reserve Money Market Fund
                                        Tax-Exempt Money Market Fund

                                 FUND MANAGEMENT
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for                 The Investment Advisor
details on the people and               The Investment Sub-Advisors
organizations who oversee               Portfolio Managers
the Funds.                              The Distributor and Administrator

                             SHAREHOLDER INFORMATION
                                     [LOGO]
--------------------------------------------------------------------------------
Review this section for                 Choosing a Share Class
details on how shares are               Pricing of Fund Shares
valued, how to purchase,                Purchasing and Adding to Your Shares
sell and exchange shares,               Selling Your Shares
related charges and                     General Policies on Selling Shares
payments of dividends and               Shareholder Servicing Fees
distributions.                          Exchanging Your Shares
                                        Dividends, Distributions and Taxes

                        OTHER INFORMATION ABOUT THE FUNDS
                                     [LOGO]
--------------------------------------------------------------------------------
                                        Financial Highlights

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

THE FUNDS                               AmSouth  Funds is a mutual  fund  family
                                        that offers different  classes of shares
                                        in   separate   investment    portfolios
                                        ("Funds").  The  Funds  have  individual
                                        investment  goals and  strategies.  This
                                        prospectus     gives    you    important
                                        information  about  the  Class I Shares,
                                        formerly  Trust  Shares,  of the  Equity
                                        Funds,  the Hybrid Funds, the Bond Funds
                                        and the  Money  Market  Funds  that  you
                                        should know before investing.  The Funds
                                        also  offer two  additional  classes  of
                                        shares  which are  offered  in  separate
                                        prospectuses.     Please    read    this
                                        prospectus   and  keep  it  for   future
                                        reference.

                                        Each  of the  Funds  described  in  this
                                        prospectus  is a mutual  fund.  A mutual
                                        fund  pools   shareholders'  money  and,
                                        using professional  investment managers,
                                        invests it in securities like stocks and
                                        bonds.   Before  you  look  at  specific
                                        Funds, you should know a few general basics about investing in mutual funds.

                                        The value of your  investment  in a Fund
                                        is based  on the  market  prices  of the
                                        securities the Fund holds.  These prices
                                        change  daily due to economic  and other
                                        events  that affect  securities  markets
                                        generally,  as well as those that affect
                                        particular   companies   or   government
                                        units. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

                                        LIKE OTHER  INVESTMENTS,  YOU COULD LOSE
                                        MONEY ON YOUR INVESTMENT IN A FUND. YOUR
                                        INVESTMENT IN A FUND IS NOT A DEPOSIT OR
                                        AN  OBLIGATION  OF  AMSOUTH  BANK,   ITS
                                        AFFILIATES,  OR  ANY  BANK.  IT  IS  NOT
                                        INSURED  BY THE  FDIC OR ANY  GOVERNMENT
                                        AGENCY.

                                        Each  Fund has its own  investment  goal
                                        and  strategies  for reaching that goal.
                                        However,  it cannot be guaranteed that a
                                        Fund  will  achieve  its  goal.   Before
                                        investing, make sure that the Fund's goal matches your own.

                                        The  portfolio   manager   invests  each
                                        Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        EQUITY FUNDS

                                        These  Funds seek  capital  appreciation
                                        and   invest    primarily    in   equity
                                        securities, principally common stocks and, to a limited extent, preferred stocks and convertible securities.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                        o    seeking a long-term goal such as
                                             retirement
                                        o    looking to add a growth component
                                             to your portfolio
                                        o    willing to accept the risks of
                                             investing in the stock markets

                                             These Funds may not be appropriate
                                             if you are:

                                        o    pursuing a short-term goal or
                                             investing emergency reserves
                                        o    uncomfortable with an investment
                                             that will fluctuate in value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund   seeks   capital   growth  by
                                        investing  primarily  in  a  diversified
                                        portfolio of common stock and securities
                                        convertible  into common stock,  such as
                                        convertible    bonds   and   convertible
                                        preferred   stock.   The  production  of
                                        current    income   is   an   incidental
                                        objective.

PRINCIPAL                               The Fund invests primarily in common
INVESTMENT STRATEGIES                   stocks that the Sub-Advisor believes to
                                        be undervalued.

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor  uses a variety of  economic
                                        projections,   quantitative  techniques,
                                        and earnings  projections in formulating
                                        individual   stock   purchase  and  sale
                                        decisions.  The Sub-Advisor  will select
                                        investments   believed   to  have  basic
                                        investment value which will eventually be recognized by other investors, thus increasing their value to the Fund.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses - undervalued stocks - will underperform other kinds of investments or market averages.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500/Barra Value (Registered) Index, a widely recognized, unmanaged index of the stock in the S&P 500 (Registered) Index having the lowest price-to-book ratios. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES (1,2) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1992          10.33%
1993          18.38%
1994           0.37%
1995          27.40%
1996          15.75%
1997          32.23%
1998          18.13%
1999           4.02%
2000           5.14%
2001           4.21%
The Fund's total return from 1/1/02 to 9/30/02 was -37.31%.


Best quarter:            16.62%          12/31/98
Worst quarter:          -12.12%          9/30/01
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
--------------------------------------------------

                                      1 YEAR  5 YEARS  10 YEARS  SINCE INCEPTION
                                                                   (12/1/88)
                                      ------------------------------------------
CLASS I SHARES (2)
                                      ------------------------------------------
Return Before Taxes                     4.21%   12.22%    13.15%     12.96%
                                      ------------------------------------------
Return After Taxes on Distributions     2.19%    9.39%    10.75%     10.80%
                                      ------------------------------------------
Return After Taxes on Distributions     4.20%    9.66%    10.48%     10.48%
  and Sale of Fund Shares
                                      ------------------------------------------
S&P 500/BARRA VALUE INDEX (Registered) 11.71%    9.49%    13.10%     13.07%
                                      ------------------------------------------
S&P 500 (Registered)INDEX (3)         -11.88%   10.70%    12.93%     14.24%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(3) The S&P 500 (Registered) Index is a widely recognized, unmanaged index of common stocks. The Fund has changed its benchmark from the S&P 500 (Registered) Index to the S&P 500/Barra Value (Registered) Index in order to provide a more appropriate market comparison for the Fund's performance.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH VALUE FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Value Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                               CLASS I SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)
Maximum Sales Charge (Load) on Purchases                            None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                                None
--------------------------------------------------------------------------------
Redemption Fee(2)                                                  0.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                 CLASS I SHARES
(FEES PAID FROM FUND ASSETS)
Management Fee                                                     0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                            0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                                  0.46%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                                   1.26%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.40% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.20%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                              1            3            5            10
                             YEAR        YEARS        YEARS        YEARS
CLASS I SHARES(2)            $128        $400          $692        $1,523
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o    $10,000 investment
o    5% annual return
o    no changes in the Fund's operating expenses
o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  long-term   growth  of
                                        capital by investing primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks. The
                                        Sub-Advisor does not currently intend to purchase convertible securities.

PRINCIPAL                               The Fund  invests  primarily  in  common
INVESTMENT STRATEGIES                   stocks   of   companies    with   market
                                        capitalizations  greater than $2 billion
                                        at the time of purchase and that possess
                                        a   dominant   market   share  and  have
                                        barriers, such as a patent or well-known brand name, that shield their market share and profits from competitors.

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor   continuously   monitor   a
                                        universe of companies possessing "market
                                        power"  to  look  for  opportunities  to
                                        purchase   these  stocks  at  reasonable
                                        prices.  "Market power" is a combination
                                        of dominant  market  share and a barrier
                                        that  protects  that  market  share.  In
                                        selecting  individual  securities,   the
                                        Sub-Advisor   look  for  companies  that
                                        appears  undervalued.   The  Sub-Advisor
                                        then conducts a fundamental analysis of the stock, the industry and the industry structure. The Sub-Advisor will then purchase those companies whose market power, in the Sub-Advisor's opinion, is intact. As a result, the Sub-Advisor may focus on a relatively limited number of stocks (i.e., generally 25 or less). The Fund is non-diversified and, therefore, may concentrate its investments in a limited number of issuers.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT  STYLE RISK: The  possibility
                                        that the  market  segment  on which this
                                        Fund focuses - undervalued growth stocks
                                        -  will  underperform   other  kinds  of
                                        investments or market averages.

                                        NON-DIVERSIFIED   RISK:   The  Fund  may
                                        invest in a small number of companies which may increase the volatility of the Fund. If the companies in which the Fund invests perform poorly, the Fund could suffer greater losses than if it had been invested in a greater number of companies.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. However, the Sub-Advisor expects that the Fund's annual portfolio turnover rate will average less than 50% each year.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES (1,2)

[BAR GRAPH]

1999          -9.86%
2000          12.92%
2001           7.57%
The Fund's total return from 1/1/02 to 9/30/02 was -13.28%.


Best quarter:            17.31%          12/31/00
Worst quarter:          -13.12%          9/30/99
------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                                    1           SINCE INCEPTION
                                                  YEAR             (9/1/98)
                                            ------------------------------------
CLASS I SHARES (2)
                                            ------------------------------------
Return Before Taxes                              7.57%            8.68%
                                            ------------------------------------
Return After Taxes on Distributions              7.53%            7.54%
                                            ------------------------------------
Return After Taxes on Distributions              4.61%            6.46%
  and Sale of Fund Shares
                                            ------------------------------------
S&P 500 (Registered)INDEX                      -11.88%            6.96%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 12/3/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,               AMSOUTH SELECT EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Select Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                             CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                           SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee (2)                                           0.00%

                                              ----------------------------------
ANNUAL FUND OPERATING EXPENSES                               CLASS I
(FEES PAID FROM FUND ASSETS)                                 SHARES
                                              ----------------------------------
Management Fee                                               0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses (3)                                           0.83%
--------------------------------------------------------------------------------
Total Fund Operating Expenses (3)                            1.63%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.53% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.33%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                         1          3          5         10
                        YEAR      YEARS      YEARS      YEARS
CLASS I SHARES          $166      $514       $887       $1,933
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    Objective  The  Fund  seeks  to  produce
                                        long-term growth of capital by investing
                                        primarily in a diversified  portfolio of
                                        common stock and securities  convertible
                                        into common  stocks such as  convertible
                                        bonds and convertible  preferred  stock.
                                        The   Sub-Advisor   does  not  currently
                                        intend    to    purchase     convertible
                                        securities.

PRINCIPAL                               The   Fund    invests   in   a   broadly
INVESTMENT STRATEGIES                   diversified   portfolio   of   S&P   500
                                        (Registered)    stocks,    overweighting
                                        relative to their S&P weights those that
                                        the    Sub-Advisor    believes   to   be
                                        undervalued  compared  to  others in the
                                        index.  The Fund seeks to maintain  risk
                                        characteristics  similar  to that of the
                                        S&P   500   (Registered)    Index   and,
                                        normally, invests at least 80% of its assets in common stocks drawn from the Index.

                                        The   Sub-Advisor's    stock   selection
                                        process     utilizes      computer-aided
                                        quantitative analysis. The Sub-Advisor's
                                        computer  models use many types of data,
                                        but  emphasize  technical  data  such as
                                        price and volume  information.  Applying
                                        these  models to stocks  within  the S&P
                                        500 (Registered),  the Sub-Advisor hopes
                                        to  generate  more  capital  growth than
                                        that of the S&P  500  (Registered).  The
                                        Sub-Advisor's   emphasis  on   technical
                                        analyses   can  result  in   significant
                                        shifts   in   portfolio    holdings   at
                                        different times. However, stringent risk
                                        controls  at  the  style,  industry  and
                                        individual  stock levels help ensure the
                                        Fund  maintains   risk   characteristics
                                        similar    to    those    of   the   S&P
                                        500 (Registered).

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL                               Your in the Fund may be  subject  to the
INVESTMENT RISKS                        following principal risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- stocks in the S&P 500 (Registered) Index which are primarily large cap companies -- will underperform other kinds of investments or market averages.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

                                        "S&P 500" is a registered service mark of Standard & Poor's, a division of McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES (1,2)

[BAR GRAPH]

-------------------------------
1999           21.35%
-------------------------------
2000           -8.05%
-------------------------------
2001          -12.45%
-------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was -29.26%.

Best quarter:            14.44%          12/31/99
Worst quarter:          -15.38%          9/30/01
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
----------------------------------------------------

                                                    1           SINCE INCEPTION
                                                  YEAR              (9/1/98)
                                            ------------------------------------
CLASS I SHARES(2)
                                            ------------------------------------
Return Before Taxes                             -12.45%             7.02%
                                            ------------------------------------
Return After Taxes on Distributions             -12.81%             6.17%
                                            ------------------------------------
Return After Taxes on Distributions              -7.36%             5.41%
  and Sale of Fund Shares
                                            ------------------------------------
S&P 500 (Registered) INDEX                      -11.88%             6.96%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 12/11/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,             AMSOUTH ENHANCED MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Enhanced Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                           CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                         SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee (2)                                           0.00%
                                              ----------------------------------
ANNUAL FUND OPERATING EXPENSES                             CLASS I
(FEES PAID FROM FUND ASSETS)                               SHARES
                                              ----------------------------------

Management Fee                                               0.45%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses (3)                                           0.65%
--------------------------------------------------------------------------------
Total Fund Operating Expenses (3)                            1.10%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.48% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE
                        1             3             5             10
                       YEAR         YEARS         YEARS         YEARS
CLASS I SHARES         $112         $350          $606          $1,340
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

   o    $10,000 investment
   o    5% annual return
   o    no changes in the Fund's operating expenses
   o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        long-term capital appreciation.

PRINCIPAL INVESTMENT                    The Fund  invests  primarily  in  equity
STRATEGIES                              securities of large U.S.  companies with
                                        market  capitalizations  over $1 billion
                                        that the  Sub-Advisor  believes have the
                                        potential     to     provide     capital
                                        appreciation and growth of income.

                                        In  choosing  stocks  for the Fund,  the
                                        Sub-Advisor's   strategy  is  to  select
                                        well-managed  U.S.  companies  that have
                                        demonstrated   sustained   patterns   of
                                        profitability,  strong  balance  sheets,
                                        and    the    potential    to    achieve
                                        predictable,    above-average   earnings
                                        growth.   The   Sub-Advisor   seeks   to
                                        diversify  the Fund's  portfolio  within
                                        the   various    industries    typically
                                        comprising,    what   the    Sub-Advisor
                                        believes  to  be,  the  classic   growth
                                        segments    of   the    U.S.    economy:
                                        Technology,    Consumer    Non-Durables,
                                        Health  Care,   Business  Equipment  and
                                        Services, Retail, and Capital Goods. The
                                        Fund invests for long-term growth rather than short-term profits.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        81 or consult the SAI.

PRINCIPAL INVESTMENT                    MARKET  RISK:  Stocks  and other  equity
RISKS                                   securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT STYLE RISK: Over time, growth companies are expected to increase their earnings at an above-average rate. If these expectations are not met, the stock price can fall drastically--even if earnings show an absolute increase.

                                        The  risks  and  returns  of   different
                                        industries  can vary  over the long term
                                        and short  term.  Because  of this,  the
                                        Fund's  performance  could suffer during
                                        times   when  the   stocks   of   growth
                                        companies in which it is invested are out of favor.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES (1,2) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1993            5.60%
1994            1.78%
1995           35.00%
1996           17.63%
1997           35.93%
1998           37.83%
1999           18.84%
2000           -2.09%
2001          -11.13%
The Fund's total return from 1/1/02 to 9/30/02 was -30.25%.

Best quarter:            24.80%          12/31/98
Worst quarter:          -12.68%          3/31/01
-------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                         1 YEAR      5 YEARS    SINCE INCEPTION
                                                                    (8/3/92)
                                      ------------------------------------------
CLASS I SHARES (2)
                                      ------------------------------------------
Return Before Taxes                     -11.13%       14.14%         14.20%
                                      ------------------------------------------
Return After Taxes on Distributions     -12.15%       12.20%         12.59%
                                      ------------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                -5.81%       11.91%         11.95%
                                      ------------------------------------------
S&P 500 (Registered) INDEX              -11.88%       10.70%         13.38%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH LARGE CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Large Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                         CLASS I SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)
Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                             0.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                           CLASS I SHARES
(FEES PAID FROM FUND ASSETS)
Management Fee                                               0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.47%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.27%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.31% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.11%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each time period

Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE

                            1            3          5           10
                           YEAR        YEARS      YEARS        YEARS
CLASS I SHARES(2)          $129        $403       $697         $1,534
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital growth.

PRINCIPAL                               The Fund  invests  primarily  in  equity
INVESTMENT STRATEGIES                   securities of U.S. companies with market
                                        capitalizations of at least $500 million
                                        that  the  Sub-Advisor   believes  offer
                                        opportunities for capital appreciation and growth of earnings. The Fund also may invest in medium-sized companies.

                                        In  choosing  stocks  for the Fund,  the
                                        Sub-Advisor first identifies  industries
                                        that it  believes  will  expand over the
                                        next   few   years   or   longer.    The
                                        Sub-Advisor    then   uses   fundamental
                                        analysis of company financial statements
                                        to  find  large  U.S.  companies  within
                                        these industries that offer the prospect
                                        of   solid    earnings    growth.    The
                                        Sub-Advisor   also  may  consider  other
                                        factors in selecting investments for the
                                        Fund,  including the  development of new
                                        or  improved   products   or   services,
                                        opportunities  for greater market share,
                                        more effective management or other signs
                                        that the company  will have greater than
                                        average   earnings  growth  and  capital
                                        appreciation.      The      Fund      is
                                        non-diversified   and,  therefore,   may
                                        concentrate its investments in a limited number of issuers.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET  RISK:  Stocks  and other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT  STYLE  RISK:  The  Fund  may
                                        invest in  medium-sized  companies which
                                        carry  additional  risks  because  their
                                        earnings  tend to be  less  predictable,
                                        their  share  prices more  volatile  and
                                        their   securities   less   liquid  than
                                        larger, more established companies. Over
                                        time,  growth  companies are expected to
                                        increase    their    earnings    at   an
                                        above-average     rate.     If     these
                                        expectations  are  not  met,  the  stock
                                        price  can fall  drastically  -- even if
                                        earnings  show  an  absolute   increase.

                                        NON-DIVERSIFIED   RISK:   The   Fund  is
                                        non-diversified and may invest a greater
                                        percentage of its assets in a particular
                                        company   compared   with  other  funds.
                                        Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES (1,2,3) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1992            6.49%
1993            3.48%
1994           -0.42%
1995           30.42%
1996           22.25%
1997           29.68%
1998           32.40%
1999           22.09%
2000           -0.40%
2001          -21.62%
The Fund's total return from 1/1/02 to 9/30/02 was -29.14%.

Best quarter:            22.65%          12/31/98
Worst quarter:          -21.15%          9/30/01
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1,2)
-----------------------------------------------

                               1 YEAR     5 YEARS    10 YEARS   SINCE INCEPTION
                                                                   (12/31/80)(2)
                            ----------------------------------------------------
CLASS I SHARES(3)
                            ----------------------------------------------------
Return Before Taxes           -21.62%      10.35%     11.09%         11.03%
                            ----------------------------------------------------
Return After Taxes on
  Distributions               -21.62%       7.26%      N/A            2.40%
                            ----------------------------------------------------
Return After Taxes on
  Distributions and Sale of
  Fund Shares                 -13.17%       7.99%      N/A            4.14%
                            ----------------------------------------------------
S&P 500 (Registered) INDEX    -11.88%      10.70%     12.93%         14.19%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Capital Growth Fund commenced operations on 4/1/96 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the Securities and Exchange Commission and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower. After-tax returns reflect performance since 4/1/96, and do not include the performance of the collective trust fund accounts prior to that date.

(3) Performance for the Class I Shares, which were first offered on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH CAPITAL GROWTH FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Capital Growth Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.47%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.27%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.35% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.15%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

o    $10,000 investment
o    5% annual return
o    no changes in the Fund's operating expenses
o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE

                          1            3            5            10
                         YEAR        YEARS        YEARS        YEARS
CLASS I SHARES(2)        $129        $403         $697         $1,534
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital appreciation.

PRINCIPAL INVESTMENT                    The   Fund    invests   in   a   broadly
STRATEGIES                              diversified  portfolio of S&P MidCap 400
                                        Index ("S&P 400") stocks, overweighting relative to their S&P 400 weights those that the Sub-Advisor believes to be undervalued compared to others in the index. The Fund seeks to maintain risk characteristics similar to that of the S&P 400 and, normally, invests at least
                                        80% of its assets in common stocks drawn from the Index.

                                        The   Sub-Advisor's    stock   selection
                                        process     utilizes      computer-aided
                                        quantitative analysis. The Sub-Advisor's
                                        computer  models use many types of data,
                                        but  emphasize  technical  data  such as
                                        price and volume  information.  Applying
                                        these  models to stocks  within  the S&P
                                        400, the  Sub-Advisor  hopes to generate
                                        more capital growth than that of the S&P
                                        400.  The   Sub-Advisor's   emphasis  on
                                        technical   analyses   can   result   in
                                        significant shifts in portfolio holdings
                                        at different times.  However,  stringent
                                        risk controls at the style, industry and
                                        individual  stock levels are intended to
                                        help    the    Fund     maintain    risk
                                        characteristics similar to those of the S&P 400.

                                        "S&P 400" is a registered service mark of Standard & Poor's, a division of McGraw-Hill Companies, Inc., which does not sponsor and is in no way affiliated with the Fund.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              MARKET  RISK:  Stocks  and other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers'  value,  and such  fluctuations
                                        can be  pronounced.  The  value  of your
                                        investment in the Fund will fluctuate in
                                        response  to   movements  in  the  stock
                                        market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                        INVESTMENT  STYLE RISK: The Fund invests
                                        in   mid-cap   companies   which   carry
                                        additional   risks.    These   companies
                                        typically have less predictable earnings
                                        than   larger    companies   and   their
                                        securities  trade less frequently and in
                                        more   limited   volume  than  those  of
                                        larger, more established companies. As a result, mid-cap stocks and thus the Fund's shares may fluctuate more in value than larger-cap stocks and funds that focus on them.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed. The bar chart shows the performance of the Fund's Class I Shares for its first full calendar year of operations. The table below it compares the Fund's performance over time to that of the S&P MidCap 400 (Registered) Index, a widely recognized, unmanaged index of 400 domestic stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

2000          -14.91%
2001          -23.21%
The Fund's total return from 1/1/02 to 9/30/02 was -23.86%.

Best quarter:            12.84%          3/31/00
Worst quarter:          -21.79%          9/30/01
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                                   1 YEAR       SINCE INCEPTION
                                                                   (5/4/99)
                                            ------------------------------------
CLASS I SHARES
                                            ------------------------------------
Return Before Taxes                            -23.21%            4.88%
                                            ------------------------------------
Return After Taxes on Distributions            -23.21%            4.88%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                      -14.13%            3.93%
                                           -------------------------------------
S&P MIDCAP 400(Registered)INDEX                 -0.61%           -4.32%
                                            ------------------------------------
S&P 500 (Registered) INDEX (2)                 -11.88%           11.18%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The S&P 500 (Registered) Index is a widely recognized, unmanaged index of common stock. The Fund has changed its benchmark from the S&P 500 (Registered) Index to the S&P MidCap 400 (Registered) Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                     AMSOUTH MID CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the MidCap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES


Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               1.00%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.73%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.73%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.51% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.51%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following: -

o    $10,000 investment
o    5% annual return
o    no changes in the Fund's operating expenses

o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

EXPENSE EXAMPLE

                            1            3            5           10
                           YEAR        YEARS        YEARS        YEARS
CLASS I SHARES(2)          $176        $545         $939         $2,041
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks capital  appreciation  by
                                        investing primarily in a diversified portfolio of securities consisting of common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stocks.
                                        Any current income generated from these securities is incidental.

PRINCIPAL                               The Fund  invests  primarily  in  common
INVESTMENT STRATEGIES                   stocks   of   companies    with   market
                                        capitalizations  at the time of purchase
                                        in the range of companies in the Russell
                                        2000    (Registered)     Growth    Index
                                        (currently between $50 million and $2 billion).

                                        In managing  the Fund's  portfolio,  the
                                        Sub-Advisor seeks smaller companies with
                                        above-average growth potential.  Factors
                                        the Sub-Advisor  typically  considers in
                                        selecting individual  securities include
                                        positive  changes in earnings  estimates
                                        for future  growth,  higher  than market
                                        average   profitability,   a   strategic
                                        position   in  a   specialized   market,
                                        earnings   growth   consistently   above
                                        market, and fundamental value.

                                        The  Fund  may also  invest  in  certain
                                        other equity  securities  in addition to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        SMALL   COMPANY   RISK:   Investing   in
                                        smaller, lesser-known companies involves
                                        greater  risk  than  investing  in those
                                        that  are  more  established.   A  small
                                        company's financial  well-being may, for
                                        example,  depend  heavily  on just a few
                                        products  or   services.   In  addition,
                                        investors may have limited flexibility to buy or sell small company stocks, which tend to trade less frequently than those of larger firms

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which this Fund focuses -- small company growth stocks -- will under perform other kinds of investments or market averages.

                                        The Fund may trade securities  actively,
                                        which  could  increase  its  transaction
                                        costs (thereby lowering its performance)
                                        and may  increase  the  amount  of taxes
                                        that you pay.  If the  Fund  invests  in
                                        securities  with additional  risks,  its
                                        share price volatility accordingly could
                                        be greater  and its  performance  lower.
                                        For more information  about these risks,
                                        please  seethe   Additional   Investment
                                        Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the performance of the Fund's Class I Shares over time to that of the Russell 2000 (Registered) Growth Index, a recognized, unmanaged index of common stocks of small- to mid-sized companies. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1) PERFORMANCE BAR CHART AND TABLE

[BAR GRAPH]

1999           16.24%
2000           18.94%
2001          -27.66%
The Fund's total return from 1/1/02 to 9/30/02 was -19.88%.

Best quarter:            27.47%          12/31/99
Worst quarter:          -20.17%          9/30/01
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                                  1 YEAR        SINCE INCEPTION
                                                                   (3/2/98)

                                            ------------------------------------
CLASS I SHARES
                                            ------------------------------------
Return Before Taxes                            -27.66%           -1.54%
                                            ------------------------------------
Return After Taxes on Distributions            -27.66%           -2.42%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                      -16.84%           -1.49%
                                            ------------------------------------
RUSSELL 2000 (Registered) GROWTH INDEX          -9.23%           -1.33%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                   AMSOUTH SMALL CAP FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Small Cap Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

                                            ------------------------------------
Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee (2)                                           0.00%
                                            ------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                            ------------------------------------
Management Fee                                               1.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.47%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.67%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.26% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.46%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                        1           3            5            10
                      YEAR        YEARS        YEARS        YEARS
CLASS I SHARES        $170         $526        $907         $1,976
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses

    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital appreciation.

PRINCIPAL                               The Fund seeks to achieve its  objective
INVESTMENT STRATEGIES                   by  investing  in the  stocks  of  large
                                        non-U.S.   companies   that  the  Fund's
                                        Sub-Advisor,   determines  to  be  value
                                        stocks   at  the   time   of   purchase.
                                        Securities are  considered  value stocks
                                        primarily  because  a  company's  shares
                                        have a high book  value in  relation  to
                                        their  market  value (a "book to  market
                                        ratio").   In   assessing   value,   the
                                        Sub-Advisor   may  consider   additional
                                        factors  such as price  to cash  flow or
                                        price  to  earnings  ratios  as  well as
                                        economic  conditions and developments in
                                        the issuer's industry.  The criteria the
                                        Sub-Advisor uses for assessing value are
                                        subject to change from time to time. The
                                        Sub-Advisor    believes    that   equity
                                        investing  should  involve  a  long-term
                                        view  and  a  focus   on   asset   class
                                        selection,  not stock picking. It places
                                        priority on limiting expenses, portfolio
                                        turnover and trading  costs.  Generally,
                                        the  Sub-Advisor  structures a portfolio
                                        by:  1)  starting  with  a  universe  of
                                        securities,  2)  creating  a sub-set  of
                                        companies   meeting  The   Sub-Advisor's
                                        investment   guidelines,   3)  excluding
                                        certain    companies   after   analyzing
                                        various factors and 4) purchasing stocks
                                        so the  portfolio  is  generally  market
                                        capitalization      weighted      within
                                        countries.  The Fund is  non-diversified
                                        and,  therefore,   may  concentrate  its
                                        investments   in  a  limited  number  of
                                        issuers.

                                        The Fund  invests in the stocks of large
                                        companies  in countries  with  developed
                                        markets. Under normal market conditions,
                                        the Fund invests in companies  organized
                                        or having a majority of their  assets in
                                        or   deriving   a   majority   of  their
                                        operating   income  in  at  least  three
                                        non-U.S. countries, and no more than 40%
                                        of the  Fund's  assets are  invested  in
                                        such  companies in any one country.  The
                                        Fund seeks to invest in companies having
                                        at  least   $800   million   of   market
                                        capitalization,    and    to    purchase
                                        securities  on a  market  capitalization
                                        weighted  basis  within each  applicable
                                        country.  The Sub-Advisor may reset such
                                        floor  from  time  to  time  to  reflect
                                        changing    market    conditions.    The
                                        Sub-Advisor,  using  its best  judgment,
                                        will seek to set country  weights  based
                                        on the relative market capitalization of
                                        companies  within  each  country.  As  a
                                        result,   the   weighting   of   certain
                                        countries  in the  Fund  may  vary  from
                                        their weighting in international indices
                                        such   as   those   published   by  FTSE
                                        International,  Morgan  Stanley  Capital
                                        International or Salomon/Smith Barney.

                                        For a more complete  description  of the
                                        various  securities  in which a Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        81 or consult the SAI.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


PRINCIPAL                               MARKET RISK: The Fund's performance will
INVESTMENT RISKS                        be influenced  by political,  social and
                                        economic factors affecting  companies in
                                        foreign  countries.  The  securities  of
                                        foreign  issuers   fluctuate  in  price,
                                        often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced.

                                        FOREIGN    INVESTMENT   RISK:    Foreign
                                        securities include special risks such as
                                        exposure  to  currency  fluctuations,  a
                                        lack of  adequate  company  information,
                                        political  instability,   and  differing
                                        auditing  and  legal  standards.   As  a
                                        result,   you   could   lose   money  by
                                        investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock markets of the foreign countries in which the Fund is invested. The Fund generally does not hedge foreign currency risk.

                                        NON-DIVERSIFIED   RISK:   The   Fund  is
                                        non-diversified and may invest a greater
                                        percentage of its assets in a particular
                                        company   compared   with  other  funds.
                                        Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single company or industry.

                                        The  Fund  may   trade   securities   to
                                        implement  its  strategy,   which  could
                                        increase its transaction  costs (thereby
                                        lowering   its   performance)   and  may
                                        increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Morgan Stanley Capital International Europe, Australasia, Far East ("EAFE") Index, a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31 FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1998            9.48%
1999           26.72%
2000          -11.39%
2001          -24.23%
The Fund's total return from 1/1/02 to 9/30/02 was -20.49%.

Best quarter:           18.79%           12/31/98
Worst quarter:         -19.33%           9/30/98
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                                     1          SINCE INCEPTION
                                                    YEAR           (8/15/97)
                                            ------------------------------------
CLASS I SHARES(2)
                                            ------------------------------------
Return Before Taxes                            -24.23%           -2.30%
                                            ------------------------------------
Return After Taxes on Distributions            -24.27%           -2.64%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                      -14.76%           -1.89%
                                            ------------------------------------
EAFE INDEX                                     -21.21%           -1.48%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 12/14/98, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH INTERNATIONAL EQUITY FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the International Equity Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                    ----------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                                    ----------------------------
Management Fee                                               1.25%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.54%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.79%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.20% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.45%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                           1            3            5            10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $182        $563          $970        $2,105
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        HYBRID FUNDS

                                        These  Funds  invest  in  a  mixture  of
                                        different  types of  securities  such as
                                        stocks,    bonds   and   money    market
                                        instruments.

                                        While the Balanced Fund invests directly
                                        in securities,  the Strategic Portfolios
                                        are   "funds  of  funds"   that   invest
                                        substantially  all of  their  assets  in
                                        Class I  Shares  of  other  Funds of the
                                        AmSouth Funds ("Underlying Funds") whose
                                        objectives,  strategies,  and  risks are
                                        described   herein.

 WHO MAY WANT TO INVEST?                Consider  investing  in the Hybrid Funds
                                        if you are:

                                            o    seeking  the  benefits of asset
                                                 allocation  and   risk-reducing
                                                 diversification

                                        Consider   investing  in  the  Strategic
                                        Portfolios if you are:

                                            o    seeking investment  profession-
                                                 professionals   to  select  and
                                                 maintain a portfolio  of mutual
                                                 funds for you
                                            o    seeking    to    spread    your
                                                 investment among many different
                                                 mutual  funds  that  match your
                                                 goals in one simple package

                                        These Funds may not be appropriate if you are:

                                            o    pursuing a  short-term  goal or
                                                 investing emergency reserves
                                            o    uncomfortable      with      an
                                                 investment  that will fluctuate
                                                 in value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  obtain   long-term
                                        capital  growth and produce a reasonable
                                        amount  of  current   income  through  a
                                        moderately     aggressive     investment
                                        strategy.

PRINCIPAL                               The   Fund    invests   in   a   broadly
INVESTMENT STRATEGIES                   diversified portfolio of equity and debt
                                        securities   consisting   primarily   of
                                        common stocks and bonds.

                                        The Fund normally invests between 45-75%
                                        of its assets in equity  securities  and
                                        at  least  25% of its  assets  in  fixed
                                        income  securities.  The  portion of the
                                        Fund's  assets  invested  in equity  and
                                        debt securities will vary depending upon
                                        economic  conditions,  the general level
                                        of  stock  prices,  interest  rates  and
                                        other   factors,   including  the  risks
                                        associated  with  each  investment.  The
                                        Fund's  equity  investments  consist  of
                                        common  stocks  of  companies  that  the
                                        Advisor  believes  are  undervalued  and
                                        have   a   favorable   outlook   or  are
                                        reasonably  priced with the potential to
                                        produce  above-average  earnings growth.
                                        The  Fund's   fixed-income   investments
                                        consist primarily of "high-grade" bonds,
                                        notes  and   debentures.   The   average
                                        dollar-weighted    maturity    of    the
                                        fixed-income   portion   of  the  Fund's
                                        portfolio will range from one to thirty years.

                                        In  managing  the equity  portion of the
                                        Fund,  the  Advisor  uses a  variety  of
                                        economic    projections,    quantitative
                                        techniques,  and earnings projections in
                                        formulating  individual  stock  purchase
                                        and sale decisions.  The Advisor selects
                                        investments  that he believes have basic
                                        investment value that will eventually be
                                        recognized   by  other   investors.   In
                                        addition,   the  Advisor  may   identify
                                        companies     with    a    history    of
                                        above-average  growth or companies  that
                                        are   expected   to  enter   periods  of
                                        above-average growth or are positioned in emerging growth industries.

                                        In managing the fixed income  portion of
                                        the Fund's portfolio, the Advisor uses a
                                        "top   down"    investment    management
                                        approach   focusing   on  a   security's
                                        maturity.    The   Advisor   sets,   and
                                        continually  adjusts,  a target  for the
                                        interest  rate  sensitivity  of the Fund
                                        based upon  expectations  about interest
                                        rates and other  economic  factors.  The
                                        Advisor    then    selects    individual
                                        securities whose maturities fit this target and which are deemed to be the best relative values.

                                        The  Fund  may also  invest  in  certain
                                        other  equity  and  debt  securities  in
                                        addition to those described above. For a
                                        more complete description of the various
                                        securities in which the Fund may invest,
                                        please  see  the  Additional  Investment
                                        Strategies  and  Risks  on  page  81  or
                                        consult  the   Statement  of  Additional
                                        Information ("SAI").

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        MARKET RISK:  The  possibility  that the
                                        Fund's  stock  holdings  will decline in
                                        price  because of a broad  stock  market
                                        decline.   Markets   generally  move  in
                                        cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

                                        INVESTMENT STYLE RISK: The possibility that the market segment on which the equity portion of this Fund focuses -- value and growth stocks -- will under perform other kinds of investments or market averages.

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Generally, an increase in the average maturity of the fixed income portion of the Fund will make it more sensitive to interest rate risk.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay. If the Fund invests in securities with additional risks, its share price volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks, and the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1, 2)

[BAR GRAPH]

1992           8.73%
1993          14.36%
1994          -0.39%
1995          23.51%
1996           9.72%
1997          20.95%
1998          13.42%
1999           1.51%
2000          10.37%
2001           4.83%
------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was -11.12%.

Best quarter:            9.21%          6/30/97
Worst quarter:          -5.19%          9/30/99
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                 1 YEAR          5       10      SINCE INCEPTION
                                               YEARS    YEARS       (12/19/91)
                              --------------------------------------------------
CLASS I SHARES(2)
                              --------------------------------------------------
Return Before Taxes                4.83%       10.01%   10.46%        11.12%
                              --------------------------------------------------
Return After Taxes
  on Distributions                 3.02%        6.89%    7.76%         8.40%
                              --------------------------------------------------
Return After Taxes on
  Distributions and Sale of
  Fund Shares                      3.50%        7.29%    7.70%         8.28%
                              --------------------------------------------------
S&P 500 (Registered) INDEX       -11.88%       10.70%   12.93%        12.93%
                              --------------------------------------------------
LEHMAN BROTHERS
GOVERNMENT/CREDIT
BOND INDEX                         8.51%        7.36%    7.27%         7.27%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                    AMSOUTH BALANCED FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Balanced Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                          --------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                          --------------------------------------
Management Fee                                               0.80%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.51%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.31%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 1.19%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                       1            3            5            10
                      YEAR        YEARS        YEARS        YEARS
CLASS I SHARES        $133        $415         $718         $1,579
-------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        capital appreciation.

PRINCIPAL                               The Fund  allocates its assets among the
INVESTMENT STRATEGIES                   Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Sub-Advisor  makes allocation  decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                   0%-20%
                                        Select Equity Fund           0%-15%
                                        Enhanced Market Fund         0%-25%
                                        Large Cap Fund               0%-15%
                                        Capital Growth Fund          0%-20%
                                        Mid Cap Fund                 0%-15%
                                        Small Cap Fund               0%-25%
                                        International Equity Fund    0%-15%
                                        Limited Term Bond Fund       0%-10%
                                        Prime Money Market Fund       0%-5%

                                        The   Underlying   Funds  are  described
                                        elsewhere in this Prospectus.

PRINCIPAL                               The Fund's  investments  are invested in
INVESTMENT RISKS                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

2000           1.47%
2001          -9.37%
The Fund's total return from 1/1/02 to 9/30/02 was -28.51%.

Best quarter:             8.96%          12/31/01
Worst quarter:          -14.03%          9/30/01
------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                                    1           SINCE INCEPTION
                                                  YEAR             (1/28/99)
                                         ---------------------------------------
CLASS I SHARES
                                         ---------------------------------------
Return Before Taxes                             -9.37%            2.33%
                                         ---------------------------------------
Return After Taxes on Distributions            -10.62%            0.66%
                                         ---------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                       -4.54%            1.65%
                                         ---------------------------------------
S&P 500 (Registered) INDEX                     -11.88%           -1.03%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES
SHAREHOLDER TRANSACTION EXPENSES                             CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                           SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                --------------------------------

ANNUAL FUND OPERATING EXPENSES                               CLASS I
(FEES PAID FROM FUND ASSETS)                                 SHARES
                                                --------------------------------
Management Fee                                               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.84%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.04%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                 (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)                                              0.99%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.48% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.68%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.


            AMSOUTH STRATEGIC PORTFOLIOS: AGGRESSIVE GROWTH PORTFOLIO

     CLASS I SHARES                                          2.37%
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Aggressive Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           AGGRESSIVE GROWTH PORFOLIO
--------------------------------------------------------------------------------

expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $240        $739         $1,265       $2,706
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE                    RISK/RETURN SUMMARY

                                        The Fund seeks to provide investors with long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor   makes   allocation   decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.  Under normal market  conditions,
                                        the  Fund  invests  its  assets  in  the
                                        following  Underlying  Funds  within the
                                        strategy   ranges    (expressed   as   a
                                        percentage  of the Fund's total  assets)
                                        indicated    below:

                                        UNDERLYING FUND           STRATEGY RANGE

                                        Value Fund                   0%-15%
                                        Select Equity Fund           0%-15%
                                        Enhanced Market Fund         0%-20%
                                        Large Cap Fund               0%-15%
                                        Capital Growth Fund          0%-15%
                                        Mid Cap Fund                 0%-15%
                                        Small Cap Fund               0%-15%
                                        International Equity Fund    0%-15%
                                        Government Income Fund       0%-15%
                                        Bond Fund                    0%-15%
                                        Limited Term Bond Fund       0%-15%
                                        Prime Money Market Fund       0%-5%

                                        The   Underlying   Funds  are  described
                                        elsewhere in this Prospectus.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORFOLIO
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

------------------------------
2000           0.75%
------------------------------
2001          -5.81%
------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was -19.10%.

Best quarter:            6.37%          12/31/01
Worst quarter:          -9.11%          9/30/01
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                                    1           SINCE INCEPTION
                                                  YEAR             (2/1/99)
                                            ------------------------------------
CLASS I SHARES
                                            ------------------------------------
Return Before Taxes                             -5.81%            1.04%
                                            ------------------------------------
Return After Taxes on Distributions             -6.88%           -0.60%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                       -2.96%            0.30%
                                            ------------------------------------
S&P 500 (Registered) INDEX                     -11.88%           -2.44%
--------------------------------------------------------------------------------

(1)  Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                              ----------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                              ----------------------------------
Management Fee                                               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.85%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.05%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                 (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)                                              1.00%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.46% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.66%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
     CLASS I SHARES                                          2.32%
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH PORFOLIO
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $235        $724         $1,240       $2,656
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------
                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The fund seeks to provide investors with
                                        long-term  capital growth and a moderate
                                        level  of  current   income.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor   makes   allocation   decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING  FUND          STRATEGY RANGE

                                        Value Fund                  0%-15%
                                        Select Equity Fund          0%-10%
                                        Enhanced Market Fund        0%-15%
                                        Large Cap Fund              0%-10%
                                        Capital Growth Fund         0%-15%
                                        Mid Cap Fund                0%-10%
                                        Small Cap Fund              0%-10%
                                        International Equity Fund   0%-10%
                                        Government Income Fund      0%-20%
                                        Bond Fund                   0%-20%
                                        Limited Term Bond Fund      0%-20%
                                        Prime Money Market Fund      0%-5%

                                        The   Underlying   Funds  are  described
                                        elsewhere in this Prospectus.

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that   invest    primarily   in   equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        The  Fund  also  invests  in  Underlying
                                        Funds   that   invest    primarily    in
                                        fixed-income   securities,   which   are
                                        subject  to  interest  rate  and  credit
                                        risk.   Interest   rate   risk   is  the
                                        potential  for a decline in bond  prices
                                        due to  rising  interest  rates.  Credit
                                        risk is the possibility  that the issuer
                                        of a fixed-income  security will fail to
                                        make  timely  payments  of  interest  or
                                        principal,  or that  the  security  will
                                        have its credit rating  downgraded.  For
                                        more  information   about  these  risks,
                                        please  see  the  Additional  Investment
                                        Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]


2000           4.28%

2001          -2.15%

The Fund's total return from 1/1/02 to 9/30/02 was -13.49%.

Best quarter             4.94%          12/31/01
Worst quarter:          -5.87%          9/30/01

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                                  1             SINCE INCEPTION
                                                 YEAR              (2/8/99)
                                            ------------------------------------
CLASS I SHARES
                                            ------------------------------------
Return Before Taxes                             -2.15%            3.55%
                                            ------------------------------------
Return After Taxes on Distributions             -3.59%            1.91%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                       -0.76%            2.35%
                                            ------------------------------------
S&P 500 (Registered) INDEX                     -11.88%           -2.44%
                                            ------------------------------------
MERRILL LYNCH GOVERNMENT/CORPORATE               8.43%            5.85%
  MASTER INDEX
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES


Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                  ------------------------------
ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                                  ------------------------------
Management Fee                                               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.53%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.73%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                 (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)                                              0.68%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.35% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.55%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

                 AMSOUTH STRATEGIC PORTFOLIOS: GROWTH PORTFOLIO
     CLASS I SHARES                                                 1.98%
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Fund in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,            AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                           GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

                       1           3            5           10
                     YEAR        YEARS        YEARS        YEARS
CLASS I SHARES       $201        $621         $1,068       $2,306
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                       MODERATE GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        current income and a moderate level of capital growth.

PRINCIPAL INVESTMENT STRATEGIES         The Fund  allocates its assets among the
                                        Underlying  Funds  within  predetermined
                                        strategy ranges, as set forth below. The
                                        Advisor   makes   allocation   decisions
                                        according   to  its   outlook   for  the
                                        economy,  financial markets and relative
                                        market   valuation  of  the   Underlying
                                        Funds.

                                        Under normal market conditions, the Fund invests its assets in the following Underlying Funds within the strategy ranges (expressed as a percentage of the Fund's total assets) indicated below:

                                        UNDERLYING FUND          STRATEGY RANGE
                                        Value Fund                 0%-15%
                                        Select Equity Fund         0%-10%
                                        Enhanced Market Fund       0%-15%
                                        Large Cap Fund             0%-10%
                                        Capital Growth Fund        0%-15%
                                        Mid Cap Fund               0%-10%
                                        Small Cap Fund             0%-10%
                                        International Equity Fund  0%-10%
                                        Government Income Fund     0%-25%
                                        Bond Fund                  0%-25%
                                        Limited Term Bond Fund     0%-25%
                                        Prime Money Market Fund     0%-5%

                                        The   Underlying   Funds  are  described
                                        elsewhere in this Prospectus.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                       MODERATE GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT RISKS              The Fund's  investments  are invested in
                                        the  Underlying  Funds,  so  the  Fund's
                                        investment   performance   is   directly
                                        related  to  the  performance  of  those
                                        Underlying  Funds.  Before  investing in
                                        the Fund,  investors  should  assess the
                                        risks  associated  with  the  Underlying
                                        Funds in which the Fund  invests and the
                                        types  of   investments   made  by  such
                                        Underlying Funds. In addition, since the
                                        Fund must allocate its investments among
                                        the Underlying  Funds, the Fund does not
                                        have the same flexibility to invest as a
                                        mutual fund without such constraints. As
                                        a  result,   you  could  lose  money  by
                                        investing in the Fund,  particularly  if
                                        there is a sudden  decline  in the share
                                        prices   of   the   Underlying    Funds'
                                        holdings.

                                        The Fund  invests  in  Underlying  Funds
                                        that invest  primarily  in fixed  income
                                        securities,   which   are   subject   to
                                        interest rate and credit risk.  Interest
                                        rate risk is the potential for a decline
                                        in bond  prices  due to rising  interest
                                        rates.  Credit  risk is the  possibility
                                        that  the   issuer  of  a   fixed-income
                                        security   will  fail  to  make   timely
                                        payments of interest or principal, or that the security will have its credit rating downgraded.

                                        The  Fund  also  invests  in  Underlying
                                        Funds that  invest  primarily  in equity
                                        securities.   Stocks  and  other  equity
                                        securities  fluctuate  in  price,  often
                                        based  on  factors   unrelated   to  the
                                        issuers' value, and such fluctuations can be pronounced.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                       MODERATE GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it compares the Fund's performance over time to that of the S&P 500 (Registered) Index, a widely recognized, unmanaged index of common stocks and the Merrill Lynch Government/Corporate Master Index, an unmanaged broad-based index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

2000          5.93%
2001          1.26%
The Fund's total return from 1/1/02 to 9/30/02 was -11.05%.

Best quarter             4.29%          12/31/01
Worst quarter:          -3.64%          9/30/01
-----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2000)(1)
---------------------------------------------------------------

                                                   1          SINCE INCEPTION
                                                  YEAR           (2/10/99)
                                            ------------------------------------
CLASS I SHARES
                                            ------------------------------------
Return Before Taxes                              1.26%            3.73%
                                            ------------------------------------
Return After Taxes on Distributions             -0.22%            2.03%
                                            ------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares                        1.15%            2.37%
                                            ------------------------------------
S&P 500 (Registered) Index                     -11.88%           -2.44%
                                            -----------------------------------
MERRILL LYNCH GOVERNMENT/CORPORATE
  MASTER INDEX                                   8.43%            5.85%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                       MODERATE GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

As an investor in the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                   -----------------------------
ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                                   -----------------------------
Management Fee                                               0.20%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.77%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.97%
--------------------------------------------------------------------------------
Fee Waiver and/or Expense Reimbursement(4)                  (0.05)%
--------------------------------------------------------------------------------
Net Expenses(4)                                              0.92%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.59%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

(4) The above amounts reflect a reduction in shareholder servicing fees required by National Association of Securities Dealers (NASD) rules, which limit total shareholder servicing fees paid by the Fund to 0.25%. Class I Shares pay a shareholder servicing fee in the amount of 0.15%. As reduced, the shareholder servicing fees paid by Class I Shares of the Fund are 0.10%. The Class I Shares of the Underlying Funds in which the Fund invests pay a shareholder servicing fee in the amount of 0.15%. Hence, the aggregate shareholder servicing fee paid directly and indirectly by Class I Shares of the Fund is 0.25%.

       AMSOUTH STRATEGIC PORTFOLIOS: MODERATE GROWTH AND INCOME PORTFOLIO
     CLASS I SHARES                                                   2.15%
--------------------------------------------------------------------------------

Actual expenses will differ depending on the actual allocation of investments in the Underlying Funds in effect from time to time. The Underlying Funds are described elsewhere in this Prospectus.

In addition to the expenses shown above, if you buy and hold shares of the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio you will indirectly bear your pro rata share of fees and expenses incurred by the Underlying Funds in which the Fund invests, so that the investment returns of the Fund will be net of the expenses of the Underlying Funds. After combining the total operating expenses of the Fund with those of the Underlying Funds, the estimated average weighted expense ratio is as follows:

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH STRATEGIC PORTFOLIOS:
RISK/RETURN AND EXPENSES                       MODERATE GROWTH & INCOME PORFOLIO
--------------------------------------------------------------------------------

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $218        $673         $1,154      $2,483
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        BOND FUNDS

TAXABLE FUNDS                           Funds  The  Bond  Fund,  the  Government
                                        Income  Fund and the  Limited  Term Bond
                                        Fund  seek  current  income  and  invest
                                        primarily  in fixed  income  securities,
                                        such as U.S.  government  securities  or
                                        corporate,    bank,    and    commercial
                                        obligations.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                             o    looking to add a monthly
                                                  income component to your
                                                  portfolio
                                             o    willing to accept the risks of
                                                  price and dividend
                                                  fluctuations

                                        These Funds may not be appropriate if you are:

                                             o    investing emergency reserves
                                             o    uncomfortable with an
                                                  investment that will fluctuate
                                                  in value

TAX-FREE FUNDS                          The   Municipal  Bond  Fund, the Florida
                                        Tax-Exempt   Fund   and  the   Tennessee
                                        Tax-Exempt Fund seek  tax-exempt  income
                                        and  invest   primarily   in   municipal
                                        securities  that are exempt from federal
                                        income  tax  and,  in  the  case  of the
                                        Florida    Tax-Exempt   Fund,    Florida
                                        intangible tax and, in the case of the Tennessee Tax Exempt Fund, Tennessee personal income tax.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                             o    looking   to  reduce   federal
                                                  income or  Florida  intangible
                                                  or Tennessee  personal  income
                                                  taxes
                                             o    seeking     monthly    federal
                                                  tax-exempt dividends
                                             o    willing to accept the risks of
                                                  price       and       dividend
                                                  fluctuations

                                        These Funds may not be appropriate if you are:

                                             o    investing through a tax-exempt
                                                  retirement plan
                                             o    uncomfortable      with     an
                                                  investment that will fluctuate
                                                  in value

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in securities
                                        issued   or   guaranteed   by  the  U.S.
                                        government,      its     agencies     or
                                        instrumentalities. These investments are
                                        principally mortgage-related securities,
                                        U.S.   Treasury   obligations  and  U.S.
                                        government agency obligations.

                                        In managing  the Fund's  portfolio,  the
                                        manager  uses  a "top  down"  investment
                                        management   approach   focusing   on  a
                                        security's  maturity.  The Advisor sets,
                                        and  continually  adjusts,  a target for
                                        the  interest  rate  sensitivity  of the
                                        Fund  based  upon   expectations   about
                                        interest rates. The Advisor then selects individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                                        The  Fund  may also  invest  in  certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS:             Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        PREPAYMENT RISK: If a significant number
                                        of   mortgages   underlying  a  mortgage
                                        backed  security  are  refinanced,   the
                                        security may be "prepaid." In this case, investors receive their principal back and are typically forced to reinvest it in securities that pay lower interest rates. Rapid changes in prepayment rates can cause bond prices and yields to be volatile.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Mortgage Index, an unmanaged index generally representative of the mortgage bond market as a whole. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1994          -0.39%
1995          14.32%
1996           4.05%
1997           9.39%
1998           7.26%
1999           0.74%
2000          10.83%
2001           7.18%

The Fund's total return from 1/1/02 to 9/30/02 was 7.86%.

Best quarter:            4.59%          9/30/01
Worst quarter:          -1.43%          3/31/94
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                         1          5        SINCE INCEPTION
                                        YEAR       YEAR         (10/01/93)
                                      ------------------------------------------
CLASS I SHARES(2)
                                      ------------------------------------------
Return Before Taxes                      7.18%      7.02%           6.36%
                                      ------------------------------------------
Return After Taxes on Distributions      4.97%      4.61%           3.85%
                                      ------------------------------------------
Return After Taxes on Distributions
 and Sale of Fund Shares                 4.34%      4.42%           3.81%
                                      ------------------------------------------
LEHMAN BROTHERS MORTGAGE INDEX           8.22%      7.49%           7.04%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH GOVERNMENT INCOME FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Government Income Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES


Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.46%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.11%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.20% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.85%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $113        $353         $612         $1,352
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

    o    $10,000 investment
    o    5% annual return
    o    no changes in the Fund's operating expenses
    o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES         The Fund invests primarily in short-term
                                        fixed-income  securities with maturities
                                        of  five  years  or  less,   principally
                                        corporate bonds and securities issued or
                                        guaranteed by the U.S.  government,  its
                                        agencies or instrumentalities.  The Fund
                                        invests in debt  securities only if they
                                        are  high  grade  (rated  at the time of
                                        purchase  in one of  the  three  highest
                                        rating   categories   by  a   nationally
                                        recognized       statistical      rating
                                        organization   (an   "NRSRO"),   or  are
                                        determined by the Advisor to be of comparable quality).

                                        In managing  the Fund's  portfolio,  the
                                        Advisor  uses  a "top  down"  investment
                                        management   approach   focusing   on  a
                                        security's  maturity.  The Advisor sets,
                                        and  continually  adjusts,  a target for
                                        the  interest  rate  sensitivity  of the
                                        Fund  based  upon   expectations   about
                                        interest   rates  and   other   economic
                                        factors.   The  Advisor   then   selects
                                        individual securities whose maturities fit this target and which the Advisor believes are the best relative values.

                                        The  Fund  may also  invest  in  certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS:             Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities  such as  bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of Merrill Lynch 1-5 Year Government/Corporate Bond Index, an unmanaged index representative of the total return of short-term government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1992           6.03%
1993           7.16%
1994          -1.80%
1995          12.72%
1996           3.69%
1997           6.84%
1998           7.26%
1999           1.46%
2000           8.35%
2001           8.06%
-------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 5.88%.

Best quarter             4.02%          6/30/95
Worst quarter:          -1.41%          3/31/94
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                   1          5        10       SINCE INCEPTION
                                 YEAR       YEAR      YEARS        (2/1/89)
                               -------------------------------------------------
CLASS I SHARES(2)
                               -------------------------------------------------
Return Before Taxes               8.06%     6.37%     5.91%          6.86%
                               -------------------------------------------------
Return After Taxes on
  Distributions                   5.78%     4.00%     3.56%          4.51%
                               -------------------------------------------------
Return After Taxes on
  Distributions and Sale of
  Fund Shares                     4.87%     3.90%     3.56%          4.45%
                               -------------------------------------------------
MERRILL LYNCH 1-5 YEAR
  GOVERNMENT/CORPORATE BOND
  INDEX                           8.98%     6.95%     6.53%          7.62%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,           AMSOUTH LIMITED TERM BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------


As an investor in the Limited Term Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                             -----------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                             -----------------------------------
Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.47%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.12%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.21% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.86%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                        1           3            5           10
                      YEAR        YEARS        YEARS        YEARS
CLASS I SHARES        $114        $356         $617         $1,363
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o no changes in the Fund's operating expenses o redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks current income consistent
                                        with the preservation of capital.

PRINCIPAL  INVESTMENT                   The Fund invests  primarily in bonds and
STRATEGIES                              other  fixed-income  securities.   These
                                        investments   include   primarily   U.S.
                                        corporate bonds and debentures and notes
                                        or bonds  issued  or  guaranteed  by the
                                        U.S.   government,   its   agencies   or
                                        instrumentalities.  The Fund  invests in
                                        debt  securities  only if they  are high
                                        grade  (rated at time of purchase in one
                                        of the three highest  rating  categories
                                        by an NRSRO,  or are  determined  by the
                                        Advisor  to be of  comparable  quality).
                                        The Fund  also  invests  in  zero-coupon
                                        obligations  which are securities  which
                                        do  not  provide   current   income  but
                                        represent ownership of future interest and principal payments on U.S. Treasury bonds.

                                        The  Fund  may   purchase   fixed-income
                                        securities  of any maturity and although
                                        there is no limit on the Fund's  average
                                        maturity,  it is normally expected to be
                                        between five and ten years.  In managing
                                        the Fund's  portfolio,  the  Sub-Advisor
                                        uses a "top down" investment  management
                                        approach   focusing   on  a   security's
                                        maturity.   The  Sub-Advisor  sets,  and
                                        continually  adjusts,  a target  for the
                                        interest  rate  sensitivity  of the Fund
                                        based upon  expectations  about interest
                                        rates.   The  Sub-Advisor  then  selects
                                        individual  securities  whose maturities
                                        fit   this    target   and   which   the
                                        Sub-Advisor   believes   are  the   best
                                        relative values.

                                        The  Fund  may also  invest  in  certain
                                        other  debt   securities.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Lehman Brothers Government/Credit Bond Index, an unmanaged index representative of the total return of government and corporate bonds. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1992           7.30%
1993           9.88%
1994          -3.23%
1995          18.41%
1996           2.56%
1997           9.21%
1998           9.40%
1999          -2.46%
2000          12.22%
2001           7.45%
The Fund's total return from 1/1/02 to 9/30/02 was 9.93%.


Best quarter             6.53%          6/30/95
Worst quarter:          -2.39%          3/31/94
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                                        1         5        10    SINCE INCEPTION
                                      YEAR      YEAR      YEARS     (12/1/88)
                                    --------------------------------------------
CLASS I SHARES
                                    --------------------------------------------
Return Before Taxes                   7.45%     7.04%     6.89%       7.95%
                                    --------------------------------------------
Return After Taxes on Distributions   5.16%     4.58%     4.24%       5.37%
                                    --------------------------------------------
Return After Taxes on Distributions
  and Sale of Fund Shares             4.56%     4.43%     4.22%       5.25%
                                    --------------------------------------------
LEHMAN BROTHERS GOVERNMENT/CREDIT
  BOND INDEX                          8.51%     7.36%     7.27%       8.50%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                        AMSOUTH BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                          --------------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
FEES PAID FROM FUND ASSETS)                                 SHARES
                                          --------------------------------------
Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.45%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.10%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.19% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.84%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                        1           3            5           10
                      YEAR        YEARS        YEARS        YEARS
CLASS I SHARES        $112        $350         $606         $1,340
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses
     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  produce  as high a
                                        level  of  current  federal   tax-exempt
                                        income   as  is   consistent   with  the
                                        preservation of capital.

PRINCIPAL                               The Fund invests  primarily in municipal
INVESTMENT STRATEGIES                   securities  that provide  income that is
                                        exempt  from  federal  income tax and is
                                        not a tax  preference  item for purposes
                                        of  federal   alternative  minimum  tax.
                                        Municipal     securities     are    debt
                                        obligations,  such as bonds  and  notes,
                                        issued  by  states,   territories,   and
                                        possessions  of the  United  States  and
                                        their political subdivisions,  agencies,
                                        and instrumentalities. Additionally, the
                                        Fund  concentrates  its  investments  in
                                        municipal securities issued by the State
                                        of    Alabama    and    its    political
                                        subdivisions. The Fund invests in debt securities only if they are high grade
                                        (rated at the time of purchase in one of the three highest rating categories by an NRSRO or determined by the Advisor to be of comparable quality).

                                        The Fund may purchase  securities of any
                                        maturity.   In   managing   the   Fund's
                                        portfolio, the Advisor uses a "top down"
                                        investment  management approach focusing
                                        on a  security's  maturity.  The Advisor
                                        sets, and continually  adjusts, a target
                                        for the interest rate sensitivity of the
                                        Fund  based  upon   expectations   about
                                        interest   rates  and   other   economic
                                        factors.   The  Advisor   then   selects
                                        individual securities whose maturities fit this target, have a certain level of credit quality, and that the Advisor believes are the best relative values.

                                        The Fund may invest in certain other debt securities in addition to those described above. For a more complete description of the various securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        CONCENTRATION RISK: By concentrating its
                                        investments  in  securities   issued  by
                                        Alabama and its municipalities, the Fund
                                        will be more  vulnerable to  unfavorable
                                        developments  in Alabama than funds that
                                        are  more  geographically   diversified.
                                        Additionally,  because of the relatively
                                        small   number  of  issuers  of  Alabama
                                        municipal securities, the Fund is likely
                                        to  invest   in  a  limited   number  of
                                        issuers.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its   share  price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1992           5.94%
1993           7.56%
1994          -2.61%
1995          10.36%
1996           3.48%
1997           6.31%
1998           5.42%
1999          -1.57%
2000           9.08%
2001           4.65%
------------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 8.22%.

Best quarter:            3.73%          3/31/95
Worst quarter:          -3.51%          3/31/94
----------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNs
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                              1        4       5        10    SINCE INCEPTION
                             YEAR    YEARS    YEARS    YEARS     (08/01/75)
                           -----------------------------------------------------
CLASS I SHARES(2)
                           -----------------------------------------------------
Return Before Taxes          4.65%    4.32%    4.72%    4.79%        5.85%
                           -----------------------------------------------------
Return After Taxes on
  Distributions(3)           4.63%    4.24%     N/A      N/A         4.65%
                           -----------------------------------------------------
Return After Taxes on
  Distributions and Sale
  of Fund Shares             4.45%    4.27%     N/A      N/A         4.62%
                           -----------------------------------------------------
MERRILL LYNCH 1-12 YEAR
  MUNICIPAL BOND INDEX       5.15%    5.20%    5.69%    6.05%        5.68%
                           -----------------------------------------------------
MERRILL LYNCH 3-7 YEAR
  MUNICIPAL BOND INDEX(3)    5.97%    5.16%    5.43%    5.57%        5.48%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date. The quoted before-tax returns of the Fund include the performance of common and collective trust fund ("commingled") accounts advised by AmSouth Bank for periods dating back to 8/1/75 and prior to the Fund's commencement of operations on 7/1/97, as adjusted to reflect the expenses associated with the Fund. The commingled accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these accounts had been registered, these returns may have been lower. The performance of the commingled accounts does not represent the historical performance of the Fund and should not be interpreted as indicative of the Fund's future performance. After-tax returns reflect performance since 7/1/97, and do not include the performance of the commingled accounts prior to that date.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

(3) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than three years and no more than seven years. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note, that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH MUNICIPAL BOND FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Municipal Bond Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.45%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.10%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.10% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $112        $350         $606         $1,340
--------------------------------------------------------------------------------

Use the table at right to compare fees and expenses with those of other Funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because this example is hypothetical and for comparison only, your actual costs will be different.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  produce  as high a
                                        level of current interest income exempt from federal income tax and Florida intangibles tax as is consistent with the preservation of capital.

PRINCIPAL                               The Fund invests  primarily in municipal
INVESTMENT STRATEGIES                   securities  of the State of Florida  and
                                        its political  subdivisions that provide
                                        income  exempt from  federal  income tax
                                        and Florida intangible personal property
                                        tax.   The  Fund   invests   in  Florida
                                        municipal  securities  only if they  are
                                        high   grade   (rated  at  the  time  of
                                        purchase  in one of  the  three  highest
                                        rating   categories   by  an   NRSRO  or
                                        determined  by  the  Advisor  to  be  of
                                        comparable   quality).   The   Fund  may
                                        purchase securities of any maturity.

                                        In managing  the Fund's  portfolio,  the
                                        Advisor  uses  a "top  down"  investment
                                        management approach focusing on interest
                                        rates and credit  quality.  The  Advisor
                                        sets, and continually  adjusts, a target
                                        for the interest rate sensitivity of the
                                        Fund's  portfolio  based on expectations
                                        about  interest  rate   movements.   The
                                        Advisor    then    selects    securities
                                        consistent with this target based on their individual characteristics.

                                        The   Fund   is   non-diversified   and,
                                        therefore,     may    concentrate    its
                                        investments   in  a  limited  number  of
                                        issuers.  The Fund may invest in certain
                                        other debt  securities  in  addition  to
                                        those  described   above.   For  a  more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest,
                                        please see the Additional  Investment 81
                                        Strategies   and  Risks  on  page 81  or
                                        consult the SAI.

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code which would cause adverse tax consequences.

                                        STATE SPECIFIC RISK: By concentrating its investments in securities issued by Florida and its municipalities, the Fund will be more vulnerable to unfavorable developments in Florida than funds that are more geographically diversified.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        LIQUIDITY  RISK:  The risk that  certain
                                        securities    may   be    difficult   or
                                        impossible to sell at the time and the price that would normally prevail in the market.

                                        NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer-term bonds.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 Year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Of course, past performance (before and after taxes) does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1995          11.04%
1996           3.60%
1997           6.69%
1998           5.44%
1999          -1.24%
2000           8.62%
2001           4.62%
-------------------------
The Fund's total return for 1/1/02 to 9/30/02 was 8.09%.

Best quarter:            4.40%          3/31/95
Worst quarter:          -1.82%          6/30/99

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                                   1              5          SINCE INCEPTION
                                  YEAR          YEARS           (9/30/94)
                             ---------------------------------------------------
CLASS I SHARES(2)
                             ---------------------------------------------------
Return Before Taxes               4.62%          4.77%             5.13%
                             ---------------------------------------------------
Return After Taxes on
  Distributions                   4.62%          4.71%             5.08%
                             ---------------------------------------------------
Return After Taxes on
  Distributions and Sale
  of Fund Shares                  4.40%          4.66%             4.97%
                             ---------------------------------------------------
MERRILL LYNCH 1-12 YEAR
  MUNICIPAL BOND INDEX            5.15%          5.69%             6.27%
                             ---------------------------------------------------
MERRILL LYNCH 3-7 YEAR
  MUNICIPAL BOND INDEX(3)         5.97%          5.43%             5.68%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions. For current performance information including the Fund's 30-day yield, call 1-800-451-8382.

(2) Performance for the Class I Shares, which were first offered on 9/2/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(3) The Merrill Lynch 3-7 Year Municipal Bond Index is an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than three years and no more than seven years. The Fund has changed its benchmark from the Merrill Lynch 3-7 Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH FLORIDA TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Florida Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.51%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.16%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.07% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.72%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                           1           3            5            10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $118        $368         $638         $1,409
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment 5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        current income exempt from federal and Tennessee income taxes without assuming undue risk.

PRINCIPAL INVESTMENT                    The Fund normally invests  substantially
STRATEGIES                              all   of   its   assets   in   municipal
                                        obligations  of the State of  Tennessee,
                                        its political subdivisions, authorities,
                                        and  corporations  that  provide  income
                                        exempt from federal income and Tennessee
                                        personal   income  taxes.

                                        The   average   dollar-weighted   credit
                                        rating of the municipal obligations held
                                        by the Fund will be A-. To further limit
                                        the credit  risk,  the Fund invests only
                                        in    investment     grade     municipal
                                        obligations or the unrated equivalent as
                                        determined by the portfolio manager. The
                                        Advisor evaluates municipal  obligations
                                        based  on  credit   quality,   financial
                                        outlook,  and yield potential.  Although
                                        the  Fund  concentrates  its  assets  in
                                        Tennessee   municipal   obligations  the
                                        Advisor   strives   to   diversify   the
                                        portfolio  across  sectors  and  issuers
                                        within    Tennessee.    The    Fund   is
                                        diversified    and,    therefore,    may
                                        concentrate its investments in a limited number of issuers. The Fund may purchase securities of any maturity.

                                        For a more complete  description  of the
                                        various securities in which the Fund may
                                        invest,   please   see  the   Additional
                                        Investment  Strategies and Risks on page
                                        81 or consult the SAI.

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates. Interest rate risk is generally high for longer-term bonds and low for shorter-term bonds.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code which would cause adverse tax consequences.

                                        STATE  SPECIFIC  RISK: By  concentrating
                                        its investments in securities  issued by
                                        Tennessee  and its  municipalities,  the
                                        Fund   will   be  more   vulnerable   to
                                        unfavorable developments in Tennessee than funds that are more geographically diversified.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        LIQUIDITY  RISK:  The risk that  certain
                                        securities    may   be    difficult   or
                                        impossible to sell at the time and the price that would normally prevail in the market.

                                        NON-DIVERSIFIED RISK: Because the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer compared with other funds. Accordingly, the Fund's portfolio may be more sensitive to changes in the market value of a single issuer.

                                        INCOME RISK: The possibility that the Fund's income will decline due to a decrease in interest rates. Income risk is generally high for shorter-term bonds and low for longer- term bonds. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that you pay.

                                        If the Fund invests in  securities  with
                                        additional   risks,   its  share   price
                                        volatility accordingly could be greater and its performance lower. For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below compares the Fund's performance over time to that of the Merrill Lynch 1-12 year Municipal Bond Index, an unmanaged index generally representative of municipal bonds with intermediate maturities of no less than one year and no more than twelve years. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2,3)

[BAR GRAPH]

1992           5.46%
1993          10.25%
1994          -8.57%
1995          13.40%
1996           1.39%
1997           7.16%
1998           4.51%
1999          -2.83%
2000           8.82%
2001           3.45%
-------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 8.37%.

Best quarter:            5.91%          3/31/95
Worst quarter:          -8.12%          3/31/94


AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------

                                1       5        7        10     SINCE INCEPTION
                               YEAR    YEARS    YEARS    YEARS      (12/31/80)
                             ---------------------------------------------------
CLASS I SHARES(3)
                             ---------------------------------------------------
Return Before Taxes            3.45%   4.15%    4.15%    4.12%        6.26%
                             ---------------------------------------------------
Return After Taxes on
  Distributions(4)             3.45%    N/A     3.73%     N/A         4.13%
                             ---------------------------------------------------
Return After Taxes on
  Distributions and Sale
  of Fund Shares               3.54%    N/A     3.76%     N/A         4.13%
                             ---------------------------------------------------
MERRILL LYNCH 1-12 YEAR
  MUNICIPAL BOND INDEX         5.15%   5.69%    6.60%    6.05%         N/A
                             ---------------------------------------------------
LEHMAN BROTHERS 10-YEAR
  MUNICIPAL BOND INDEX(4)      4.63%   5.94%    7.27%    6.70%        8.90%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends and distributions.

(2) The Tennessee Tax-Exempt Fund commenced operations on 3/28/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted before-tax returns of the Fund include the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower. After-tax returns reflect performance since 3/28/94, and do not include the performance of the collective trust fund accounts prior to that date.

(3) Performance for the Class I Shares, which were first offered on 10/3/97, is based on the historical performance of the Class A Shares (without sales charge) prior to that date.

(4) The Lehman Brothers 10-Year Municipal Bond Index is a recognized, unmanaged index of investment grade municipal obligations. The Fund has changed its benchmark from the Lehman Brothers 10-Year Municipal Bond Index to the Merrill Lynch 1-12 Year Municipal Bond Index in order to provide a more appropriate market comparison for the Fund's performance.

The table shows the impact of taxes on the Fund's returns. The Fund's after-tax returns are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that actual after-tax returns depend on an investor's tax situation and may differ from those shown. Also note that after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,        AMSOUTH TENNESSEE TAX-EXEMPT FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Tennessee Tax-Exempt Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                             CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                           SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                   -----------------------------

ANNUAL FUND OPERATING EXPENSES                               CLASS I
(FEES PAID FROM FUND ASSETS)                                 SHARES

Management Fee                                               0.65%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.56%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             1.21%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.28% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.93%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $123        $384         $665         $1,466
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                                 OVERVIEW
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        MONEY MARKET FUNDS

                                        These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Funds seek to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                              o     seeking    preservation   of
                                                    capital
                                              o     investing         short-term
                                                    reserves
                                              o     willing   to  accept   lower
                                                    potential     returns     in
                                                    exchange for a higher degree
                                                    of safety

                                              o     in   the    case    of   the
                                                    Tax-Exempt    Money   Market
                                                    Fund,     seeking    federal
                                                    tax-exempt income

                                        These Funds may not be appropriate if you are:

                                              o     seeking high total return
                                              o     pursuing a long-term goal or
                                                    investing for retirement

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  current   income  with
                                        liquidity and stability of principal.

PRINCIPAL                               The   Fund    invests   only   in   U.S.
INVESTMENT STRATEGIES                   dollar-denominated,       "high-quality"
                                        short-term debt securities, including the following:

                                              o    Obligations     issued     or
                                                   guaranteed    by   the   U.S.
                                                   government,  its  agencies or
                                                   instrumentalities
                                              o    Certificates of deposit, time
                                                   deposits,            bankers'
                                                   acceptances     and     other
                                                   short-term  securities issued
                                                   by domestic or foreign  banks
                                                   or  their   subsidiaries   or
                                                   branches
                                              o    Domestic      and     foreign
                                                   commercial  paper  and  other
                                                   short-term   corporate   debt
                                                   obligations,  including those
                                                   with   floating  or  variable
                                                   rates of interest
                                              o    Obligations     issued     or
                                                   guaranteed  by  one  or  more
                                                   foreign  governments or their
                                                   agencies                   or
                                                   instrumentalities,  including
                                                   obligations of  supranational
                                                   entities
                                              o    Asset-backed securities
                                              o    Repurchase         agreements
                                                   collateralized  by the  types
                                                   of securities listed above

                                        "High-quality" debt securities are those
                                        obligations   which,   at  the  time  of
                                        purchase,   (i)   possess   the  highest
                                        short-term  rating  from  at  least  two
                                        NRSROs (for example, commercial paper rated "A-1" by Standard & Poor's, a division of McGraw-Hill Companies, Inc., and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                                        When selecting securities for the Fund's
                                        portfolio,  the Advisor first  considers
                                        safety of  principal  and the quality of
                                        an investment.  The Advisor then focuses
                                        on  generating  a high  level of income.
                                        The    Advisor    generally    evaluates
                                        investments   based  on  interest   rate
                                        sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                                        The  Fund  will   maintain   an  average
                                        weighted  portfolio  maturity of 90 days
                                        or less and will limit the  maturity  of
                                        each  security in its  portfolio  to 397
                                        days  or  less.   For  a  more  complete
                                        description  of the  securities in which
                                        the  Fund  may  invest,  please  see the
                                        Additional   Investment  Strategies  and
                                        Risks on page 81 or consult the SAI.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MARKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

1992          3.39%
1993          2.61%
1994          3.72%
1995          5.50%
1996          4.92%
1997          5.09%
1998          4.98%
1999          4.60%
2000          5.85%
2001          3.61%
------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 0.89%.

Best quarter:           1.52%          12/31/00
Worst quarter:          0.49%          12/31/01

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------

                            1           5           10          SINCE INCEPTION
                          YEAR        YEARS        YEARS            8/8/88
CLASS I SHARES            3.61%       4.82%        4.42%            5.22%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2001, the Fund's 7-day yield for Class I Shares was 1.55%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.35% for Class I Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,          AMSOUTH PRIME MONEY MAEKET FUND
RISK/RETURN AND EXPENSES
--------------------------------------------------------------------------------

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                 -------------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.44%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.84%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.24% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.64%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $86         $268         $466         $1,037
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  current   income  with
                                        liquidity and stability of principal.

PRINCIPAL INVESTMENT                    To pursue  this goal,  the Fund  invests
STRATEGIES                              primarily     in     short-term     U.S.
                                        dollar-denominated obligations issued by
                                        the  U.S.   Treasury   ("U.S.   Treasury
                                        Securities"),  and repurchase agreements
                                        collateralized    by    U.S.    Treasury
                                        Securities.  The Fund  invests  based on
                                        considerations  of safety  of  principal
                                        and liquidity, which means that the Fund
                                        may not necessarily invest in securities
                                        paying the highest  available yield at a
                                        particular  time.  The Fund will attempt
                                        to increase its yield by tending to take
                                        advantage    of    short-term     market
                                        variations.    The   Advisor   generally
                                        calculates investments based on interest rate sensitivity.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

1992          3.32%
1993          2.54%
1994          3.55%
1995          5.30%
1996          4.69%
1997          4.75%
1998          4.60%
1999          4.17%
2000          5.41%
2001          3.45%
------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 0.78%.

Best quarter:           1.41%          12/31/00
Worst quarter:          0.48%          12/31/01

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
----------------------------------------------------------

                            1            5           10            SINCE
                          YEAR         YEARS        YEARS        INCEPTION
                                                                  9/8/88
CLASS I SHARES            3.45%        4.47%        4.17%         4.96%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2001, the Fund's 7-day yield for Class I Shares was 1.50%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.40% for Class I Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,              AMSOUTH U.S. TREASURY MONEY
RISK/RETURN AND EXPENSES                                             MARKET FUND
--------------------------------------------------------------------------------

As an  investor  in the  U.S.  Treasury  Money  Market  Fund,  you  will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                   -----------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES

Management Fee                                               0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.50%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.90%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.79%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $92         $287         $498         $1,108
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o     $10,000 investment
     o     5% annual return
     o     no changes in the Fund's operating expenses

     o     redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The Fund seeks to provide investors with
                                        as high a level of current  income as is
                                        consistent  with  the   preservation  of
                                        capital   and   the    maintenance    of
                                        liquidity.

PRINCIPAL INVESTMENT                    The  Fund  invests   primarily  in  U.S.
STRATEGIES                              Treasury   securities   and   repurchase
                                        agreements in respect thereof.  The Fund
                                        may  invest  up to 20% of its  assets in
                                        other   securities   guaranteed   as  to
                                        payment of principal and interest by the
                                        U.S.     government    and    repurchase
                                        agreements in respect thereof.

                                        The interest income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                                        The Fund invests based on considerations
                                        of safety of  principal  and  liquidity,
                                        which   means  that  the  Fund  may  not
                                        necessarily  invest in securities paying
                                        the   highest   available   yield  at  a
                                        particular  time.  The Fund will attempt
                                        to increase its yield by trading to take
                                        advantage    of    short-term     market
                                        variations.    The   Advisor   generally
                                        evaluates investments based on interest rate sensitivity.

                                        For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              INTEREST  RATE RISK:  Although  the Fund
                                        seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is subject to the risk that changes in interest rates will affect the yield or value of the Fund's investments.

                                        A security  backed by the U.S.  Treasury
                                        or the  full  faith  and  credit  of the
                                        United States is  guaranteed  only as to
                                        timely payment of interest and principal
                                        when  held  to  maturity.   Neither  the
                                        market value of such securities nor the Fund's share price is guaranteed.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performances to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1,2)

[BAR GRAPH]

1993          2.06%
1994          4.05%
1995          5.41%
1996          4.90%
1997          5.05%
1998          4.93%
1999          4.39%
2000          5.61%
2001          3.58%
------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 0.89%.

Best quarter:           1.46%          12/31/00
Worst quarter:          0.00%          12/31/93

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ending December 31, 2001)(1)
---------------------------------------------------------------

                              1           5           SINCE INCEPTION
                             YEAR        YEARS           (10/1/92)
CLASS I SHARES(2)            3.58%       4.70%           4.43%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2001, the Fund's 7-day yield for Class I Shares was 1.53%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.33% for Class I Shares for this time period. For current yield information on the Fund, call 1-800-852-0045. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

(2) The Treasury Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                 AMSOUTH TREASURY RESERVE
RISK/RETURN AND EXPENSES                                MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                     ---------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
--------------------------------------------------------------------------------
Management Fee                                               0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                       None
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.46%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.86%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.25% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.65%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $88         $274         $477         $1,061
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o     $10,000 investment
     o     5% annual return
     o     no changes in the Fund's operating expenses

     o     redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  as  high  a  level  of
                                        current   interest  income  exempt  from
                                        federal income tax as is consistent with the preservation of capital and relative stability of principal.

PRINCIPAL                               The Fund invests primarily in short-term
INVESTMENT STRATEGIES                   municipal securities that provide income
                                        that is exempt from  federal  income tax
                                        and is  not a tax  preference  item  for
                                        purposes  of  the  federal   alternative
                                        minimum tax for individuals.  Short-term
                                        municipal     securities     are    debt
                                        obligations,  such as bonds  and  notes,
                                        issued  by   states,   territories   and
                                        possessions of the United States and their political subdivisions, agencies and instrumentalities which, generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds which invest primarily in obligations exempt from federal income tax.

                                        When selecting securities for the Fund's
                                        portfolio,  the Advisor first  considers
                                        safety of  principal  and the quality of
                                        an investment.  The Advisor then focuses
                                        on  generating a  high-level  of income.
                                        The    Advisor    generally    evaluates
                                        investments   based  on  interest   rate
                                        sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        The Fund may  invest  in  certain  other
                                        short-term  debt  securities in addition
                                        to  those  described  above.  For a more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 81 or consult the SAI.

PRINCIPAL                               Your  investment  in  the  Fund  may  be
INVESTMENT RISKS                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities such as municipal notes. The lower a security's rating, the greater its credit risk.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 81.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

PERFORMANCE BAR CHART AND TABLE
YEAR-BY-YEAR TOTAL RETURNS AS OF 12/31
FOR CLASS I SHARES(1)

[BAR GRAPH]

1992          2.59%
1993          1.92%
1994          2.33%
1995          3.44%
1996          3.03%
1997          3.20%
1998          2.99%
1999          2.83%
2000          3.49%
2001          2.06%
------------------------
The Fund's total return from 1/1/02 to 9/30/02 was 0.59%.

Best quarter:           0.91%          6/30/95
Worst quarter:          0.30%          12/31/01

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDING DECEMBER 31, 2001)(1)
---------------------------------------------

                                                                 SINCE
                           1           5           10          INCEPTION
                         YEAR        YEARS        YEARS         6/27/90
CLASS I SHARES           2.06%       2.90%        2.78%          3.01%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2001, the Fund's 7-day yield for Class I Shares was 1.01%. Without fee waivers and expense reimbursements, the Fund's yield for Class I Shares would have been 0.81% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

DESCRIPTION OF THE FUNDS -- OBJECTIVES,                       AMSOUTH TAX-EXEMPT
RISK/RETURN AND EXPENSES                                      MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS I
(EXPENSES PAID BY YOU DIRECTLY)(1)                          SHARES

Maximum Sales Charge (Load) on Purchases                      None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                          None
--------------------------------------------------------------------------------
Redemption Fee(2)                                            0.00%
                                                       -------------------------

ANNUAL FUND OPERATING EXPENSES                              CLASS I
(FEES PAID FROM FUND ASSETS)                                SHARES
                                                       -------------------------
Management Fee                                               0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                      0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                            0.46%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                             0.86%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.26% for Class I Shares. Total expenses after fee waivers and expense reimbursements for Class I Shares are 0.66%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

EXPENSE EXAMPLE

                            1           3            5           10
                          YEAR        YEARS        YEARS        YEARS
CLASS I SHARES            $88         $274         $477         $1,061
--------------------------------------------------------------------------------

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    no changes in the Fund's operating expenses

     o    redemption at the end of each period

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

EQUITY FUNDS

VALUE FUND -- The Fund will normally invest at least 80% of its total assets in common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund may also invest up to 20% of the value of its total assets in preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

SELECT EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests primarily in common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock of companies with market capitalization greater than $2 billion at the time of purchase. The Fund may also invest in common stocks and securities convertible into common stocks of companies with market capitalizations less than $2 billion and preferred stocks. The Fund may also invest up to 20% of its assets in corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts and stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

ENHANCED MARKET FUND -- The Fund will normally invest at least 80% of its total assets in equity securities drawn from the S&P 500 Index. The Fund may invest up to 20% of its total assets in equity securities not held in the S&P 500, corporate bonds, notes, and warrants, and short-term money market instruments. Stock futures and option contracts, stock index futures and index option contracts may be used to hedge cash and maintain exposure to the U.S. equity market.

LARGE CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities of U.S. companies with large market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Large capitalization companies are generally those companies with market capitalization over $1 billion. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

CAPITAL GROWTH FUND -- The Fund will invest at least 65% of its total assets in equity securities. The Fund also may invest in debt securities of domestic and foreign issuers when the Sub-Advisor believes that such securities offer opportunities for capital growth. The Fund may invest up to 10% of its total assets in foreign securities which are not publicly traded in the United States.

At least 65% of the Fund's total assets invested in debt securities must consist of debt securities which are rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor. The remainder of such assets may be invested in debt securities which are rated no lower than Ba by Moody's and BB by S&P and Fitch, or, if unrated, deemed to be of comparable quality by the Advisor. Debt securities rated Ba by Moody's and BB by S&P and Fitch are considered speculative grade debt (also known as junk bonds) and the payment of principal and interest may be affected at any time by adverse economic changes.

MID CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities drawn from the S&P MidCap 400 Index. This policy will not be changed without 60 days' advance notice to shareholders. Companies whose capitalization no longer meets this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. The Sub-Advisor may also invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund may invest up to 20% of its assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Advisor.

SMALL CAP FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities, including common stocks and securities convertible into common stocks such as convertible bonds and convertible preferred stock, of companies with small market capitalizations. This policy will not be changed without 60 days' advance notice to shareholders. Small capitalization companies are generally those whose market capitalizations are similar to the capitalizations of the companies in the Russell 2000 (Registered) Growth Index at the time of purchase. The Fund may invest up to 20% of its assets in common stocks and securities convertible into common stocks of companies with a market capitalization of greater than $2 billion determined at the time of the purchase, preferred stocks, corporate bonds, notes, and warrants, and short-term money market instruments.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INTERNATIONAL EQUITY FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in equity securities. This policy will not be changed without 60 days' advance notice to shareholders. The Fund invests its assets primarily in equity securities of non-U.S. companies (i.e., incorporated or organized outside the United States). Under normal circumstances, the Fund invests at least 80% of its total assets in the equity securities of companies within not less than three different countries (not including the United States).

Foreign securities held by the Fund may trade on days when the Fund does not calculate its NAV and thus affect the Fund's NAV on days when investors have no access to the Fund.

The Fund is not required to invest exclusively in common stocks or other equity securities, and, if deemed advisable, the Fund may invest, to a limited extent, in fixed-income securities and money market instruments. The Fund will not invest in fixed-income securities rated lower than A by a credit rating agency, such as Moody's, S&P or Fitch, or, if unrated, deemed to be of comparable quality by the Advisor.

The Fund invests in the stocks of large companies in countries with developed markets. The Fund is authorized to invest in the stocks of large companies in Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. As the Fund's asset growth permits, it may invest in the stocks of large companies in other developed markets. In addition, the Fund may continue to hold securities of developed market countries that are not listed above as authorized countries, but had been authorized for investment in the past.

The value criteria used by the Sub-Advisor, as described above, generally apply at the time of purchase by the Fund. The Fund is not required to dispose of a security if the security's issuer does not meet current value criteria.
Similarly, the Sub-Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Sub-Advisor's judgment, circumstances warrant their sale.

The portfolio structure of the Fund involves market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The Sub-Advisor may exclude the stock of a company that meets applicable market capitalization criteria if the Sub-Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Sub-Advisor intends to purchase in round lots only. Furthermore, the Sub-Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures. Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. Changes in the composition and relative ranking (in terms of market capitalization and book to market ratio) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities.

On at least a semi-annual basis, the Sub-Advisor will prepare lists of companies whose stock is eligible for investment by the Fund. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Sub-Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of the Fund's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

INTERNATIONAL EQUITY, MID CAP, CAPITAL GROWTH AND LARGE CAP FUNDS -- While these Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

EQUITY FUNDS AND BOND FUNDS -- If deemed appropriate under the circumstances, the Capital Growth Fund may increase its holdings in short-term money market instruments to over 35% of its total assets. All other Equity Funds and the Bond Funds may each increase its holdings in short-term money market instruments to over 20% of its total assets. Each Equity Fund may hold uninvested cash pending investment.

HYBRID FUNDS

BALANCED FUND -- The Fund will normally invest in equity securities consisting of common stocks but may also invest in other equity-type securities such as warrants, preferred stocks and convertible debt instruments.

As a fundamental policy, the Fund will invest at least 25% of its total assets in fixed-income securities. Fixed-income securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities. The Fund's debt securities will consist of high-grade securities, which are those securities rated in one of the three highest rating categories by a nationally recognized statistical rating organization (an "NRSRO") at the time of purchase, or, if not rated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. If the rating of any debt securities held by the Fund falls below the third highest rating, the Fund will not have to dispose of those obligations and may continue to hold them if the Advisor considers it to be appropriate.

APPLICABLE TO ALL AMSOUTH STRATEGIC PORTFOLIOS - The Advisor will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Funds. Each Strategic Portfolio has a "benchmark percentage" representing the asset class mix of the Underlying Funds the Advisor expects to maintain when its assessment of economic conditions and other factors indicate that the financial markets are fairly valued relative to each other. The Advisor anticipates that each AmSouth Strategic Portfolio's asset class benchmark percentage will be as follows:

                              BENCHMARK PERCENTAGES

                                                                     MODERATE
                      AGGRESSIVE                     GROWTH AND     GROWTH AND
UNDERLYING FUND        GROWTH          GROWTH         INCOME          INCOME
ASSET CLASS           PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO
-----------           ---------      ---------       ---------      ---------
Equity                   95%            70%             55%            45%
Fixed-Income              4%            29%             44%            54%
Money Market              1%             1%              1%             1%
Instruments

Under normal market conditions, the Advisor expects to adhere to the benchmark percentages set forth above and the strategy ranges set forth herein; however, the Advisor reserves the right to vary such percentages and ranges as the risk/return characteristics of the financial markets or Underlying Fund asset classes, as assessed by the Advisor, vary over time.

Each AmSouth Strategic Portfolio may invest, in anticipation of otherwise investing cash positions, directly in U.S. Government securities and short-term paper, such as bankers' acceptances. Under normal market conditions, none of the Strategic Portfolios expects to have a substantial portion of its assets invested in such securities. However, when the Advisor determines that adverse market conditions exist, the Fund may adopt a temporary defensive posture and invest entirely in such securities. Although the Fund would do this to avoid losses, it could reduce the benefit of any upswing in the market. During such periods, the Fund may not achieve its investment objective.

Because the AmSouth Strategic Portfolios invest in the Underlying Funds, there will be duplication of advisory fees and certain other expenses.

BOND FUNDS

100

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GOVERNMENT  INCOME FUND -- Under normal  circumstances,  the Fund will invest at least 80% of its assets primarily in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities. This policy will not be changed without 60 days' advance notice to shareholders. Up to 20% of the Fund's total assets may be invested in other types of debt securities, preferred stocks
and   options.   The  Fund  may  invest  up  to  80%  of  its  total  assets  in mortgage-related securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"), and in mortgage-related securities issued by nongovernmental entities which are rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or, if unrated, determined by its Advisor to be of comparable quality.

The Fund may invest, to a limited extent, in securities issued by other investment companies which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

LIMITED TERM BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund will invest at least 65% of its total assets in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of five years or less or which have an unconditional redemption feature that will permit the Fund to require the issuer of the security to redeem the security within five years from the date of purchase by the Fund or for which the Fund has acquired an unconditional "put" to sell the security within five years from the date of purchase by the Fund. The remainder of the Fund's assets may be invested in bonds (including debentures), notes and other debt securities which have a stated or remaining maturity of greater than five years, cash, cash equivalents, and money market instruments. The Fund may invest up to 20% of its total assets in cash, cash equivalents and corporate bonds with remaining maturities of less than 1 year.

If the Fund acquires a debt security with a stated or remaining maturity in excess of five years, the Fund may acquire a "put" with respect to the security. Under a "put," the Fund would have the right to sell the debt security within a specified period of time at a specified minimum price. The Fund will only acquire puts from dealers, banks and broker-dealers which the Advisor has determined are creditworthy. A put will be sold, transferred, or assigned by the Fund only with the underlying debt security. The Fund will acquire puts solely to shorten the maturity of the underlying debt security.

BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in bonds. This policy will not change without 60 days' advance notice to shareholders. The Fund may hold up to 20% of its assets in cash and cash equivalents. "Cash equivalents" are short-term, interest-bearing instruments or deposits known as money market instruments.

MUNICIPAL BOND FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in municipal bonds. This policy will not change without 60 days' advance notice to shareholders. As a fundamental policy, the Fund will normally invest at least 80% of its net assets in municipal securities and in securities of money market mutual funds which invest primarily in obligations exempt from federal income tax. Additionally, as a fundamental policy, the Fund will invest, under normal market conditions, at least 65% of its total assets in bonds.

Under normal market conditions, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations").

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. Taxable obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a preference item for purposes of the federal alternative minimum tax for individuals.

                                                                             101
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FLORIDA  TAX-EXEMPT  FUND -- As a  fundamental  policy,  the Fund will  normally invest at least 80% of its net assets in Florida municipal securities. Florida municipal securities include bonds, notes and warrants generally issued by or on behalf of the State of Florida and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from federal income tax, is not subject to the federal alternative minimum tax for individuals, and is exempt from the Florida intangible personal property tax. For purposes of this policy, net assets include net assets plus borrowings.

Under normal circumstances, the Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income taxation or treated as a preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For purposes of the 20% basket, the Fund may also invest in municipal securities of states other than Florida.

For temporary defensive purposes, the Fund may increase its holdings in Taxable Obligations to over 20% of its assets and hold uninvested cash reserves pending investment. The Fund may also increase its holdings in municipal securities of states other than Florida to over 20% of its assets in such situations. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit, demand and time deposits, bankers' acceptances of selected banks, and commercial paper meeting the Tax-Free Funds' quality standards (as described in the SAI) for tax-exempt commercial paper.

The Florida Tax-Exempt Fund is a non-diversified fund and may concentrate its investments in the securities of a limited number of issuers. Thus, the Florida Tax-Exempt Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers.

TENNESSEE TAX-EXEMPT FUND -- The Tennessee Tax-Exempt Fund (a "Tennessee Fund") will invest, as a fundamental policy, at least 80% of its net assets (except when maintaining a temporary defensive position) in municipal obligations. As a matter of fundamental policy, the Tennessee Fund will invest, under normal circumstances, at least 80% of its assets in securities, the interest from which is exempt from Federal and Tennessee personal income taxes. The remainder of the Tennessee Fund's assets may be invested in securities that are not Tennessee municipal obligations and therefore may be subject to Tennessee income tax. The Tennessee Fund intends to invest in such securities when their return to investors, taking into account applicable Tennessee income taxes, would be greater than comparably rated Tennessee municipal obligations. In addition, to the extent acceptable Tennessee municipal obligations are at any time unavailable for investment by the Tennessee Fund, the Fund will invest temporarily in other municipal obligations. When the Fund has adopted a temporary defensive position, including when acceptable Tennessee municipal obligations are unavailable for investment by the Fund, in excess of 20% of the Fund's assets may be invested in securities that are not exempt from Tennessee State income tax.

The Fund may invest up to 10% of its total assets in industrial development bonds backed only by the assets and revenues of non-governmental users. The Fund may invest up to 10% of its net assets in municipal obligations which provide income subject to the alternative minimum tax.

The Fund may invest some assets in derivative securities, such as options and futures, which may give rise to taxable income. These instruments are used primarily to hedge the Fund's portfolio but may be used to increase returns; however they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and, as a result, can be highly volatile. A small investment in certain derivatives could have potentially large impact on the Fund's performance.

From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the Fund's assets) or for temporary defensive purposes, the Tennessee Fund may invest in taxable money market instruments having, at the time of purchase, a quality rating in the two highest grades of Moody's, S&P or Fitch or, if unrated, deemed to be of comparable quality by the Advisor. Except for temporary defensive purposes, at no time will more than 20% of the Tennessee Fund's assets be invested in taxable money market instruments and municipal obligations which provide income subject to the alternative minimum tax.

102

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MONEY MARKET FUNDS

U.S. TREASURY MONEY MARKET FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in short-term obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities. This policy will not be changed without 60 days' advance notice to shareholders.

TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury Securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof.

Repurchase agreements are contracts in which a U.S. commercial bank or securities dealer sells a security to the Fund and agrees to repurchase the security on a specific date (usually the next day) and at a specific price. These agreements offer the Fund a means of investing money for a short period of time. If the seller defaults, the Fund could be delayed in selling the securities which could affect the Fund's yield. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. In these transactions, the Fund sells a portfolio security to another party in return for cash and agrees to repurchase the security generally at a particular price and time. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security. Reverse repurchase agreements may be preferable to a regular sale and later repurchase of the securities because it avoids certain market risks and transaction costs. Such transactions, however, may increase the risk of potential fluctuations in the market value of the Fund's assets. In addition, interest costs on the cash received may exceed the return on the securities purchased.

The Fund expects to maintain a net asset value of $1.00 per share, but there is no assurance that the Fund will be able to do so on a continuous basis. The Fund's performance per share will change daily based on many factors, including fluctuation in interest rates.

TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations, the interest on which is either subject to federal income tax or is treated as a tax preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that re considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase,
(i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or
(iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

                                                                             103

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INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds are authorized to use, as well as the main risks they pose. Equity securities are subject mainly to market risk. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. Following the table is a more complete discussion of risk. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments.

     FUND NAME                                                   FUND CODE
     ---------                                                   ---------

     Balanced Fund                                                   1
     Enhanced Market Fund                                            2
     Value Fund                                                      3
     Select Equity Fund                                              4
     Small Cap Fund                                                  5
     Bond Fund                                                       6
     Government Income Fund                                          7
     Limited Term Bond Fund                                          8
     Florida Tax-Exempt Fund                                         9
     Municipal Bond Fund                                            10
     Prime Money Market Fund                                        11
     U.S. Treasury Money Market Fund                                12
     Tax-Exempt Money Market Fund                                   13
     International Equity Fund                                      14
     Mid Cap Fund                                                   15
     Capital Growth Fund                                            16
     Large Cap Fund                                                 17
     Tennessee Tax-Exempt Fund                                      18
     Treasury Reserve Money Market Fund                             19

104

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ADDITIONAL INVESTMENT STRATEGIES AND RISKS
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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

AMERICAN DEPOSITARY                1-5,14-17                 Market
RECEIPTS (ADRS): ADRs are                                    Political
foreign shares of a                                          Foreign
company held by a U.S.                                       Investment
bank that issues a
receipt evidencing
ownership.

ASSET-BACKED SECURITIES:           1,6,11,16                 Pre-payment
Securities secured by                                        Market
company receivables, home                                    Credit
equity loans, truck and                                      Interest Rate
auto loans, leases,                                          Regulatory
credit card receivables                                      Liquidity
and other securities
backed by other types of
receivables or other
assets.

BANKERS' ACCEPTANCES:              1,3,5,6,11                Credit
Bills of exchange or time          13,14,16-18               Liquidity
drafts drawn on and                                          Market
accepted by a commercial                                     Interest Rate
bank. Maturities are
generally six months or
less.

BONDS: Interest-bearing            1,2, 4, 6-10,             Interest Rate
or discounted government           15, 18                    Market
or corporate securities                                      Credit
that obligate the issuer
to pay the bondholder a
specified sum of money,
usually at specific
intervals, and to repay
the principal amount of
the loan at maturity,
which is generally 90
days or more. The Funds
will only purchase bonds
that are high grade
(rated at the time of
purchase) in one of the
three highest rating
categories by a
nationally recognized
statistical rating
organizations, or, if not
rated, determined to be
of comparable quality by
the Advisor.

CALL AND PUT OPTIONS: A            1,2,4,6,                  Management
call option gives the              14-17                     Liquidity
buyer the right to buy,                                      Credit
and obligates the seller                                     Market
of the option to sell, a                                     Leverage
security at a specified
price. A put option gives
the buyer the right to
sell, and obligates the
seller of the option to
buy a security at a
specified price. The
Funds will sell only
covered call and secured
put options.

CERTIFICATES OF DEPOSIT:           1,6,9,11,                 Market
Negotiable instruments             13,14,18                  Credit
with a stated maturity.                                      Liquidity
                                                             Interest Rate

COMMERCIAL PAPER: Secured          1-11,                     Credit
and unsecured short-term           13-18                     Liquidity
promissory notes issued                                      Market
by corporations and other                                    Interest Rate
entities. Maturities
generally vary from a few
days to nine months.

COMMON STOCK: Shares of            1-5,14-17                 Market
ownership of a company.

CONVERTIBLE SECURITIES:            1-5,14-17                 Market
Bonds or preferred stock                                     Credit
that convert to common
stock.

DEMAND FEATURES:                   1,6-11,                   Market
Securities that are                13,14,16-18               Liquidity
subject to puts and                                          Management
standby commitments to
purchase the securities
at a fixed price (usually
with accrued interest)
within a fixed period of
time following demand by
a Fund.

                                                                             105

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

DERIVATIVES: Instruments           1-11,                     Management
whose value is derived             13-18                     Market
from an underlying                                           Interest Rate
contract, index or                                           Credit
security, or any                                             Liquidity
combination thereof,
including futures,
options (e.g., put and
calls), options on
futures, swap agreements,
and some mortgage-backed
securities.

FOREIGN SECURITIES:                1-5,8,14-17               Leverage
Stocks issued by foreign                                     Market
companies, as well as                                        Political
commercial paper of                                          Liquidity
foreign issuers and                                          Foreign
obligations of foreign                                       Invesment
banks, overseas branches
of U.S. banks and
supranational entities.


FUNDING AGREEMENTS: Also           11,14,16-18               Liquidity
known as guaranteed                                          Credit
investment contracts, an                                     Market
agreement where a Fund                                       Interest Rate
invests an amount of cash
with an insurance company
and the insurance company
credits such investment
on a monthly basis with
guaranteed interest which
is based on an index.
These agreements provide
that the guaranteed
interest will not be less
than a certain minimum
rate. These agreements
also provide for
adjustment of the
interest rate monthly and
are considered variable
rate instruments. Funding
Agreements are considered
illiquid investments,
and, together with other
instruments in the Fund
which are not readily
marketable, may not
exceed 10% of the Fund's
net assets.

FUTURES AND RELATED                2,4,6,8,                  Management
OPTIONS: A contract                14-18                     Market
providing for the future                                     Credit
sale and purchase of a                                       Liquidity
specified amount of a                                        Leverage
specified security, class
of securities, or an
index at a specified time
in the future and at a
specified price.

GLOBAL DEPOSITORY                  14                        Market
RECEIPTS (GDRS): Receipt                                     Political
for shares in a                                              Liquidity
foreign-based corporation                                    Foreign
traded in capital markets                                    Investment
around the world.

HIGH-YIELD/HIGH-RISK/DEBT          16                        Credit
SECURITIES:                                                  Market
High-yield/High-risk/debt                                    Liquidity
securities are securities                                    Interest Rate
that are rated below
investment grade by the
primary rating agencies
(e.g., BB or lower by
Standard & Poor's and Ba
or lower by Moody's).
These securities are
considered speculative
and involve greater risk
of loss than investment
grade debt securities.
Other terms commonly used
to describe such
securities include "lower
rated bonds,"
"noninvestment grade
bonds" and "junk bonds."

INVESTMENT COMPANY                 1-19                      Market
SECURITIES: Shares of
investment companies. A
Fund may invest up to 5%
of its assets in the
shares of any one
registered investment
company, but may not own
more than 3% of the
securities of any one
registered investment
company or invest more
than 10% of its assets in
the securities of other
registered investment
companies. These
registered investment
companies may include
money market funds of
AmSouth Funds and shares
of other registered
investment companies for
which the Advisor or a
Sub-Advisor to a Fund or
any of their affiliates
serves as investment
advisor, administrator or
distributor.

106

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

MONEY MARKET INSTRUMENTS:          1-11,13                   Market
Investment-grade,                                            Credit
U.S. dollar-denominated
debt securities that have
remaining maturities of one
year or less. These
securities may include U.S.
government obligations,
commercial paper and other
short-term corporate
obligations, repurchase
agreements collateralized
with U.S. government
securities, certificates of
deposit, bankers'
acceptances, and other
financial institution
obligations. These
securities may carry fixed
or variable interest rates.

MORTGAGE-BACKED                    1,6,7,11,16               Pre-payment
SECURITIES: Debt                                             Market
obligations secured                                          Credit
by real estate loans                                         Regulatory
and pools of loans.
These include
collateralized
mortgage obligations
and real estate
mortgage investment
conduits.

MUNICIPAL SECURITIES:              1,9,10,13,18              Market
Securities issued by                                         Credit
a state or political                                         Political
subdivision to                                               Tax
obtain funds for                                             Regulatory
various public                                               Interest Rate
purposes Municipal
securities include private
activity bonds and
industrial development
bonds, as well as general
obligation bonds, tax
anticipation notes, bond
anticipation notes, revenue
anticipation notes, project
notes, other short-term
tax-exempt obligations,
municipal leases, and
obligations of municipal
housing authorities (single
family revenue bonds).

There are two general types
of municipal bonds: General
obligations bonds, which
are secured by the taxing
power of the issuer, and
revenue bonds, which take
many shapes and forms but
are generally backed by
revenue from a specific
project or tax. These
include, but are not
limited to, certificates of
participation (COPs);
utility and sales tax
revenues; tax increment or
tax allocations; housing
and special tax, including
assessment district and
community facilities
district (Mello-Roos)
issues which are secured by
specific real estate
parcels; hospital revenue;
and industrial development
bonds that are secured by a
private company.

PREFERRED STOCKS:                  1-5,14-17                 Market
Preferred Stocks are equity
securities that generally
pay dividends at a
specified Market rate and
have preference over common
stock in the payment of
dividends and liquidation.
Preferred stock generally
does not carry voting
rights.

REPURCHASE  AGREEMENTS:            1-6,11,                   Market
The purchase of a security         13-17,19                  Leverage
and the simultaneous
commitment to return the
security to the seller at an
agreed upon price on an
agreed upon date. This is
treated as a loan by a fund.

REVERSE REPURCHASE                 2,4,5,6,                  Market
AGREEMENT: The sale                11-13,19                  Leverage
of a security and the
simultaneous commitment to
buy the security back at an
agreed upon price on an
agreed upon date. This is
treated as a borrowing by a
Fund.

SECURITIES LENDING:                1-19                      Market
The lending of a                                             Leverage
percentage of the                                            Liquidity
Fund's total assets.                                         Credit
In return, the Fund will
receive cash, other
securities, and/or letters
of credit.

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INSTRUMENT                         FUND CODE                 RISK TYPE
----------                         ---------                 ---------

TIME DEPOSITS:                     9-11,                     Liquidity
Non-negotiable                     13-18                     Credit
receipts issued by a                                         Market
bank in exchange for
the deposit of funds.

TREASURY RECEIPTS:                 6-11,                     Market
Treasury receipts,                 13-17,19
Treasury investment growth
receipts, and certificates
of accrual 6-11, Market of
Treasury securities.
1317,19

U.S. GOVERNMENT                    1-2,4-11,                 Market
AGENCY SECURITIES:                 13-17,19                  Credit
Securities issued by                                         Interest Rate
agencies and
instrumentalities of the
U.S. government. These
include Ginnie Mae, Fannie
Mae, and Freddie Mac.

U.S. TREASURY                      1-2,4-15                  Market
OBLIGATIONS: Bills,                18,19
notes, bonds,
separately traded
registered interest and
principal securities, and
coupons under bank-entry
safekeeping.

VARIABLE AMOUNT                    11,13                     Credit
MASTER DEMAND NOTES:                                         Liquidity
Unsecured demand notes that                                  Interest Rate
permit the indebtedness to
vary and provide for
periodic adjustments in the
interest rate according to
the terms of the
instrument. Because master
demand notes are direct
lending arrangements
between a Fund and the
issuer, they are not
normally traded. Although
there is no secondary
market in these notes, the
Fund may demand payment of
principal and accrued
interest at specified
intervals.

VARIABLE AND FLOATING              6,11,13,14                Credit
RATE INSTRUMENTS:                  16-18                     Liquidity
Obligations with                                             Market
interest rates which                                         Interest Rate
are reset daily, weekly,
quarterly or some other
period and which may be
payable to the Fund on
demand.

WARRANTS:                          1-5,14-17                 Market
Securities, typically                                        Credit
issued with preferred stock
or bonds, that give the
holder the right to buy a
proportionate amount of
common stock at a specified
price.

WHEN-ISSUED                        1-11,                     Market
SECURITIES AND                     13-17,19                  Leverage
FORWARD COMMITMENTS:                                         Liquidit
Purchase or contract                                         Credit
to purchase securities at a
fixed price for delivery at
a future date.

ZERO-COUPON DEBT                   1-11,13-15,               Credit
OBLIGATIONS: Bonds                 18,19                     Market
and other debt that                                          Zero Coupon
pay no interest, but                                         Interest Rate
are issued at a discount
from their value at
maturity. When held to
maturity, their entire
return equals the
difference between their
issue price and their
maturity value.

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INVESTMENT RISKS
Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses." Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from tax code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero-coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

INVESTMENT STYLE RISK. The risk that returns from a particular class or group of stocks (e.g., value, growth, small cap, large cap) will trail returns from other asset classes or the overall stock market. Groups or asset classes of stocks tend to go through cycles of doing better -- or worse -- than common stocks in general. These periods can last for periods as long as several years. Additionally, a particular asset class or group of stocks could fall out of favor with the market, causing the Fund to underperform funds that focus on other types of stocks.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

    HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a portfolio's hedging transactions will be effective.

    SPECULATIVE. To the extent that a derivative is not used as a hedge, the portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on portfolio management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's Advisor may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

                                                                             109

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--------------------------------------------------------------------------------

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current interest rate may not accurately reflect existing market rates. For fixed-income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher-yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

SMALL COMPANY RISK. Stocks of small-capitalization companies are more risky than stocks of larger companies and may be more vulnerable than larger companies to adverse business or economic developments. Many of these companies are young and have a limited track record. Small cap companies may also have limited product lines, markets, or financial resources. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, small cap companies may not be well known to the investing public, may not have institutional ownership, and may have only cyclical, static, or moderate growth prospects. If a Fund concentrates on small-capitalization companies, its performance may be more volatile than that of a fund that invests primarily in larger companies.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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THE INVESTMENT ADVISOR

AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203, is the Advisor for the Funds. As of July 31, 2002, AIMCO had over $6.6 billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $14.8 billion in assets under discretionary management and provided custody services for an additional $24 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2002 of $38.6 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi, and Tennessee.

Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AIMCO's supervision and oversight, pursuant to an investment sub-advisory agreement between AIMCO and an investment sub-advisor. AIMCO recommends the hiring, termination and replacement of investment sub-advisers to the Trust's Board of Trustees. Upon the receipt of an order from the Securities and Exchange Commission, AIMCO may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Trust's Board of Trustees.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2002:

                                                           PERCENTAGE OF
                                                         AVERAGE NET ASSETS
                                                           AS OF 07/31/02

Value Fund                                                      0.80%
Capital Growth Fund                                             0.80%
Large Cap Fund                                                  0.75%
Mid Cap Fund                                                    0.99%
Small Cap Fund                                                  1.10%
Balanced Fund                                                   0.80%
Select Equity Fund                                              0.80%
Enhanced Market Fund                                            0.45%
International Equity Fund                                       1.02%
Aggressive Growth Portfolio                                     0.10%
Growth Portfolio                                                0.10%
Growth and Income Portfolio                                     0.10%
Moderate Growth and Income Portfolio                            0.10%
Bond Fund                                                       0.50%
Limited Term Bond Fund                                          0.50%
Government Income Fund                                          0.50%
Municipal Bond Fund                                             0.40%
Florida Tax-Exempt Fund                                         0.40%
Tennessee Tax-Exempt Fund                                       0.50%
Prime Money Market Fund                                         0.35%
U.S. Treasury Money Market Fund                                 0.35%
Treasury Reserve Money Market Fund                              0.35%
Tax-Exempt Money Market Fund                                    0.25%

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THE INVESTMENT SUB-ADVISORS

LARGE CAP FUND, CAPITAL GROWTH FUND AND BOND FUND. Five Points Capital Investment Advisors ("Five Points") serves as investment sub-advisor to the Large Cap Fund, Capital Growth Fund and Bond Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Five Points manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Funds' investment objectives, policies and restrictions.

Five Points was organized as a separate, wholly owned subsidiary of AmSouth Bank in 2001 and has its principal offices at 1901 Sixth Avenue North, Suite 620, Birmingham, Alabama 35203. The same investment personnel who provided advisory services to the Value Fund, Large Cap Fund, Capital Growth Fund and Bond Fund as employees of AIMCO continue to do so as employees of Five Points.

ENHANCED MARKET FUND, SELECT EQUITY FUND AND MID CAP FUND. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, OakBrook manages the Funds, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with each Fund's investment objectives, policies, and restrictions.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

The table on the following page sets forth the performance data relating to the historical performance of two institutional funds, the Multiple Fund Investment Trust for the Employee Benefit Plans Large Cap Equity Growth Fund (the "Large Cap Fund") and the Multiple Fund Investment Trust for the Employee Benefit Plans Enhanced S&P 500 Equity Fund (the "Enhanced S&P Fund"), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Select Equity Fund and the AmSouth Enhanced Market Fund, respectively.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Select Equity Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From November 1, 1993 to February 25, 1998, Dr. Wright was the portfolio manager of the Large Cap Fund, a commingled investment fund managed by ANB Investment Management and Trust Company ("ANB") for employee benefit plan accounts. Dr. Wright received the same portfolio management assistance and support in managing the Large Cap Fund from Ms. Sampson and Dr. Jankovskis that he receives from them in managing the Select Equity Fund. This data is provided to illustrate the past performance of Dr. Neil Wright in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Select Equity Fund. Investors should not consider this performance data as an indication of future performance of the Select Equity Fund.

Dr. Wright, Ms. Sampson, and Dr. Jankovskis are the portfolio managers for the Enhanced Market Fund, and, as such, have the primary responsibility for the day-to-day portfolio management of the Fund. From December 1, 1994 to February 25, 1998, Dr. Wright, Ms. Sampson, and Dr. Jankovskis were the portfolio managers of the Enhanced S&P Fund, a commingled investment fund managed by ANB for employee benefit plan accounts. This data is provided to illustrate the past performance of Dr. Neil Wright, Ms. Sampson, and Dr. Jankovskis in managing a substantially similar account as measured against a specified market index and does not represent the performance of the Enhanced Market Fund. Investors should not consider this performance data as an indication of future performance of the Enhanced Market Fund.

The performance data shown below relating to the institutional accounts was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the Large Cap Fund reflect the deduction of an investment advisory fee of 1.00%, the returns of the Enhanced S&P Fund reflect the deduction of an investment advisory fee of 0.50%, and both accounts reflect deductions of brokerage commissions, execution costs, and custodial fees paid by ANB's institutional private accounts, without provision for federal or state income taxes. Securities

112

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transactions  are  accounted  for on the trade date and  accrual  accounting  is utilized. Cash and equivalents are included in performance returns.

The institutional private accounts were not subject to the same types of expenses to which the Select Equity Fund and the Enhanced Market Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional accounts could have been adversely affected if the accounts had been regulated as investment companies under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Select Equity Fund and the Enhanced Market Fund or an individual investor investing in such Funds. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Select Equity Fund's and the Enhanced Market Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance would result in different performance data. All information set forth in the table below relies on data supplied by OakBrook or from statistical services, reports or other sources believed by OakBrook to be reliable. However, except as otherwise indicated, such information has not been verified and is unaudited.

                              LARGE CAP      ENHANCED           S&P
YEAR                            FUND           S&P         500 (Registered)
                                              FUND            INDEX(1)

1993(2)                         2.62%           --              0.30%
1994                            4.39%           --              1.37%
1994(3)                          --            1.24%            1.45%
1995                           31.26%         35.49%           37.43%
1996                           19.34%         25.86%           23.14%
1997                           37.36%         33.00%           33.34%
1998(4)                         1.44%          1.10%            1.11%
Since inception(5)             22.12%           --             21.90%
Since inception(6)               --           30.47%           30.35%

(1) The S&P 500 (Registered) Index is an unmanaged index which measures the performance of 500 stocks representative of the U.S. equity market.

(2) Total return for the period from November 1, 1993 through December 31, 1993. Returns have not been annualized.

(3) Total return for the period from December 1, 1994 through December 31, 1994. Returns have not been annualized.

(4) Total return for the period from January 1, 1998 through January 31, 1998. Returns have not been annualized.

(5) Annualized total return for the Large Cap Fund is for the period from November 1, 1993 through January 31, 1998.

(6) Annualized total return for the Enhanced S&P Fund is for the period from December 1, 1994 through January 31, 1998.

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SMALL CAP FUND. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund, pursuant to a Sub-Advisory Agreement with AIMCO. Under the Sub-Advisory Agreement, Sawgrass manages the Fund, selects investments, and places all orders for purchases and sales of securities, subject to the general supervision of the Trust's Board of Trustees and AIMCO in accordance with the Fund's investment objectives, policies and restrictions.

Sawgrass  is 50%  owned  by  AmSouth  Bank  and  50%  owned  by  Sawgrass  Asset
Management, Inc. Sawgrass Asset Management, Inc. is controlled by Mr. Dean McQuiddy, Mr. Brian Monroe and Mr. Andrew Cantor. Sawgrass was organized in January, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 1579 The Greens Way, Jacksonville Beach, Florida 32250.

The tables on the following page set forth the performance data relating to the historical performance of an institutional fund (the Employee Benefit Small Capitalization Fund) and a mutual fund (the Emerald Small Capitalization Fund), since the dates indicated, that have investment objectives, policies, strategies and risks substantially similar to those of the AmSouth Small Cap Fund. Mr. Dean McQuiddy, a Principal of Sawgrass, is the portfolio manager for the Small Cap Fund, and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. From January 1, 1987 to December 31, 1997, he was the portfolio manager of the Employee Benefit Small Capitalization Fund, a common trust fund managed by Barnett Bank for employee benefit plan accounts. On January 4, 1994, the Employee Benefits Small Capitalization Fund transferred the majority of its assets to the Emerald Small Capitalization Fund. Mr. McQuiddy was the portfolio manager for the Emerald Small Capitalization Fund from its inception through December 31, 1997. This data is provided to illustrate the past performance of Mr. McQuiddy in managing substantially similar accounts as measured against a specified market index and does not represent the performance of the Small Cap Fund. Investors should not consider this performance data as an indication of future performance of the Small Cap Fund.

The performance data shown below relating to the institutional account was calculated on a total return basis and includes all dividends and interest, accrued income and realized and unrealized gains and losses. The returns of the institutional account reflect the deduction of investment advisory fees, brokerage commissions and execution costs paid by Barnett's institutional private account, without provision for federal or state income taxes. Custodial fees of the institutional account, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is utilized. Cash and equivalents are included in performance returns. The yearly returns of the institutional fund are calculated by geometrically linking the monthly returns.

The institutional private account was not subject to the same types of expenses to which the Small Cap Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the institutional account could have been adversely affected if the account had been regulated as an investment company under the federal securities laws.

The results presented below may not necessarily equate with the return experienced by any particular investor as a result of the timing of investments and redemptions. In addition, the effect of taxes on any investor will depend on such person's tax status, and the results have not been reduced to reflect any income tax which may have been payable.

The investment results presented below are unaudited and are not intended to predict or suggest the returns that might be experienced by the Small Cap Fund or an individual investor investing in such Fund. The investment results were not calculated pursuant to the methodology established by the SEC that will be used to calculate the Small Cap Fund's performance results. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

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All  information  set  forth in the  tables  below  relies on data  supplied  by
Sawgrass or from  statistical  services,  reports or other  sources  believed by
Sawgrass  to  be  reliable.   However,  except  as  otherwise  indicated,   such
information has not been verified and is unaudited.

YEAR                        SAWGRASS SMALL CAP         RUSSELL 2000 (Registered)
----                            COMPOSITE                 GROWTH INDEX(1)
                                ---------                 ---------------

1988                              11.73%                        20.37%
1989                              12.64%                        20.17%
1990                             (13.35)%                      (17.41)%
1991                              56.66%                        51.19%
1992                              21.94%                         7.77%
1993                              20.99%                        13.36%
1994                               0.99%                        (2.43)%
1995                              37.79%                        31.04%
1996                              11.72%                        11.43%
1997                              13.49%                        12.86%
Last 5 Years(2)                   16.38%                        12.76%
Last 10 Years(2)                  16.09%                        13.50%

(1) The Russell 2000 (Registered) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 (Registered) Index with higher price-to-book ratios and higher forecasted growth values.

(2) Through December 31, 1997.

PRIOR PERFORMANCE OF RETAIL SHARES AND CLASS B SHARES OF THE EMERALD SMALL CAPITALIZATION FUND

The cumulative total return for the Retail Shares of the Emerald Small Capitalization Fund from March 1, 1994 through December 31, 1997 was 56.78% absent the imposition of a sales charge and was 49.72% including the imposition of a sales charge. The cumulative total return for the same period for the Russell 2000 (Registered) Growth Index was 57.31%. The cumulative total return for the Class B Shares of the Emerald Small Capitalization Fund from March 1, 1994 through March 11, 1996 was 39.85% absent the imposition of a contingent deferred sales charge and was 34.25% including the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the Russell 2000 (Registered) Growth Index was 29.71%. At December 31, 1997, the Emerald Small Capitalization Fund had approximately $180 million in assets. As portfolio manager of the Emerald Small Capitalization Fund, Mr. McQuiddy had full discretionary authority over the selection of investments for that fund. Average annual total returns for the Retail Shares for the one-year, three-year and since inception through December 31, 1997 period (the entire period during which Mr. McQuiddy managed the Retail Shares of the Emerald Small Capitalization
Fund) and for the one-year and since inception through March 11, 1996 period for the Class B Shares, compared with the performance of the Russell 2000 (Registered) Growth Index were:

                                                                    RUSSELL
                                             EMERALD SMALL     2000 (Registered)
                                            CAPITALIZATION           GROWTH
                                                FUND(1)             INDEX(2)
                                                -------             --------

RETAIL SHARES
(absent imposition of sales charges)
One Year                                          12.62%               12.86%
Three Years                                       18.39%               18.12%
Since Inception                                   12.41%               12.55%
RETAIL SHARES
(absent imposition of the Emerald Small
Capitalization Fund's maximum sales charge)
One Year                                           7.55%               12.86%
Three Years                                       16.58%               18.12%

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FUND MANAGEMENT
--------------------------------------------------------------------------------

Since Inception                                   10.17%               12.55%

                                                                     RUSSELL
                                             EMERALD SMALL     2000 (Registered)
                                            CAPITALIZATION           GROWTH
                                                FUND(1)             INDEX(2)
                                                -------             --------

CLASS B SHARES
(absent imposition of sales charges)
One Year                                          8.02%               12.86%
Since Inception                                  18.26%               13.89%
CLASS B SHARES
(assuming imposition of the Emerald Small
Capitalization Fund's maximum contingent
deferred sales charge)
One Year                                          4.99%               12.86%
Since Inception                                  15.87%               13.89%

(1) Average  annual  total  return   reflects   changes  in  share  prices  and
reinvestment of dividends and distributions and is net of fund expenses.

(2) The Russell 2000 (Registered) Growth Index is an unmanaged index which measures the performance of the 2,000 smallest companies in the Russell 3000 (Registered) Index with higher price-to-book ratios and higher forecasted growth values.

During the period from March 1, 1994 through December 31, 1997, the operating expense ratio of the Retail Shares of the Emerald Small Capitalization Fund ranged from 1.73% to 2.50% of the Fund's average daily net assets. During the period from March 1, 1994 through March 11, 1996, the operating expense ratio of the Class B Shares of the Emerald Small Capitalization Fund ranged from 2.50% to 3.29% of the Fund's average daily net assets. If the actual operating expenses of the AmSouth Small Cap Fund are higher than the historical operating expenses of the Emerald Small Capitalization Fund, this could negatively affect performance.

         HISTORICAL PERFORMANCE IS NOT INDICATIVE OF FUTURE PERFORMANCE

The Emerald Small Capitalization Fund is a separate fund and its historical performance is not indicative of the potential performance of the AmSouth Small Cap Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as change in company-specific fundamentals of portfolio securities.

INTERNATIONAL EQUITY FUND -- Dimensional Fund Advisors Inc. ("Dimensional") located at 1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401, serves as investment sub-advisor to the International Equity Fund pursuant to a Sub-Advisory Agreement with AIMCO. Dimensional provides discretionary investment management services to client discretionary accounts with assets totaling approximately $32 billion as of September 30, 2002.

PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

VALUE FUND -- Richard H. Calvert, CFA, is the portfolio manager for the Value Fund and has over seven years of portfolio management and analysis experience. Prior to managing this Fund, Mr. Calvert served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst, Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts.

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FUND MANAGEMENT
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SMALL CAP FUND -- Mr. Dean McQuiddy, CFA, has been the portfolio manager for the
Small Cap Fund since its inception. Mr. McQuiddy, who has been employed by Sawgrass since 1998, is a Principal and the Director of Equity Investing of Sawgrass. From 1983 to 1988, Mr. McQuiddy was portfolio manager at Barnett Capital Advisors, Inc. Mr. McQuiddy holds membership in the Association of Management and Research. He has 17 years of investment experience.

SELECT EQUITY FUND, ENHANCED MARKET FUND AND MID CAP FUND -- The Select Equity Fund, Enhanced Market Fund and Mid Cap Fund are managed by a team of investment professionals, all of whom take an active part in the decision making process. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the team members and have been the portfolio managers of the Enhanced Market Fund and Select Equity Fund since their inception and of the Mid Cap Fund since June 2002. Each of the portfolio managers has been with OakBrook since 1998. Dr. Wright is OakBrook's President and Chief Investment Officer. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). Ms. Sampson is OakBrook's Director of Portfolio Management. From 1993 to 1997, she was Senior Portfolio Manager for ANB. Dr. Jankovskis is OakBrook's Director of Research. From 1992 to 1996, he was an Investment Strategist for ANB and from 1996 to 1997 he was the Manager of Research for ANB.

BALANCED FUND -- The Balanced Fund is co-managed by Richard H. Calvert, CFA, and John P. Boston, CFA. Mr. Calvert has over seven years of investment experience and served as a Trust portfolio manager overseeing several key institutional accounts and as a technology sector analyst. Mr. Calvert earned his B.S. in Economics from the University of Alabama and is a member of the Alabama Society of Financial Analysts. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President in charge of taxable fixed-income investments.

BOND FUND -- The Bond Fund is co-managed by Brian B. Sullivan, CFA, and John P. Boston, CFA. Mr. Sullivan has been the portfolio manager for the Bond Fund since 1992. Mr. Sullivan has been a portfolio manager at the Advisor since 1984, and is currently Senior Vice President and Senior Trust Investment Officer at AmSouth Bank. Mr. Boston has co-managed the Bond Fund with Mr. Sullivan since 1999. Mr. Boston has been associated with AmSouth Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

LIMITED TERM BOND FUND -- John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995, and of the Government Income Fund since inception. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

MUNICIPAL BOND FUND, FLORIDA TAX-EXEMPT FUND AND TENNESSEE TAX-EXEMPT FUND -- Dorothy E. Thomas, CFA, is the portfolio manager for the Municipal Bond Fund, Florida Tax-Exempt Fund and Tennessee Tax-Exempt Fund. Ms. Thomas has been associated with AmSouth's Trust Investment Group since 1982 and is currently Senior Vice President and Trust Investment Officer in charge of tax-free fixed-income investments.

INTERNATIONAL EQUITY FUND -- Investment decisions for the Fund are made by the Investment Committee of Dimensional which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of Dimensional who are elected annually.

CAPITAL GROWTH FUND -- The Capital Growth Fund is co-managed by Charles E. Winger, Jr. and Robert A. Rinner, CFA. Mr. Winger has been the portfolio manager for the Capital Growth Fund since its inception. He has been a Trust Officer of First American National Bank since 1988 and has been employed by the Advisor since 1999. Mr. Rinner has co-managed the Capital Growth Fund with Mr. Winger since 2002. Mr. Rinner has served as an equity analyst and portfolio manager since 1983. He joined AmSouth Bank in 1996.

LARGE CAP FUND - The Large Cap Fund is managed by Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large Cap Fund's primary portfolio manager since its inception, has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Advisor.

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FUND MANAGEMENT
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GOVERNMENT  INCOME FUND -- The Government Income Fund is co-managed by John Mark
McKenzie and John Boston. Mr. McKenzie has been a portfolio manager of the Limited Term U.S. Government Fund since May 1998 and the Fund's primary portfolio manager since December 1998. He has been employed by First American National Bank since May 1998 and has been employed by the Advisor since December 1999. Prior to May 1998, he was employed by Deposit Guaranty National Bank since 1984. John P. Boston, CFA, has been the portfolio manager for the Limited Term Bond Fund since August 1995 and of the Government Income Fund since its inception. Mr. Boston has been associated with AmSouth's Trust Investment Group since 1988 and is currently Senior Vice President and Trust Investment Officer in charge of taxable fixed-income investments.

STRATEGIC PORTFOLIOS -- Investment decisions for each Strategic Portfolio are made by a team of the Advisor's portfolio managers, and no person is primarily responsible for making recommendations to the team.

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services, L.P. ("BISYS").

BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Advisor and other service providers.

118

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

AmSouth Funds offer different classes of Fund Shares which have different expenses and other characteristics. Only one class of Fund shares, Class I Shares is offered in this prospectus. To choose the one best suited to your needs and goals, consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. The following are some of the main characteristics of the Class I Shares.

CLASS I SHARES

     o    No sales charges.
     o    No Distribution and service (12b-1) fees.
     o    Available only to the following investors:
     o investors for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency or similar capacity through an account with its Trust Department;
     o investors who purchase Shares of a Fund through a 401(a) plan or a 501(a) plan which by its terms permits purchases of Shares;
     o orders placed on behalf of other investment companies distributed by the Distributor and its affiliated companies;
     o investors who purchase through financial institutions approved by the Distributor; and
     o investors who provide an AmSouth Fund with its initial seed capital. All other investors are eligible to purchase Class A Shares or Class B Shares of the AmSouth Funds only.
     o    Shareholder servicing fee of up to 0.15% of average daily net assets.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

BECAUSE 12b-1 FEES ARE PAID ON AN ONGOING BASIS, CLASS B SHAREHOLDERS COULD END UP PAYING MORE EXPENSES OVER THE LONG TERM THAN IF THEY HAD PAID A SALES CHARGE.

THE FUNDS ALSO OFFER CLASS A SHARES AND CLASS B SHARES, EACH OF WHICH HAS ITS OWN EXPENSE STRUCTURE. CLASS A SHARES AND CLASS B SHARES ARE AVAILABLE TO INVESTORS WHO ARE NOT FIDUCIARY CLIENTS OF AMSOUTH BANK OR WHO ARE NOT OTHERWISE ELIGIBLE FOR CLASS I SHARES. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER OF THIS PROSPECTUS).

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PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The price of a Fund's  shares is based on the Fund's  per share net asset  value
(NAV). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

          NAV =
Total Assets - Liabilities
--------------------------
     Number of Shares
       Outstanding

Generally, for other than the Money Market Funds, you can find the Fund's NAV daily in The Wall Street Journal and other newspapers. NAV is calculated separately for each class of shares.

MONEY MARKET FUNDS

The per share NAV for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

For the Prime Money Market Fund, U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund, orders received prior to 2:00 p.m. Eastern time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

For the Tax-Exempt Money Market Fund orders received prior to 12:00 p.m. Eastern Time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is received. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

OTHER FUNDS

Per share net asset value (NAV) for each Fund is determined and its shares are priced at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern Time on days the Exchange is open. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales Charges." This is what is known as the offering price. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

The Fund's securities are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by the Fund's Trustees. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

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PURCHASING AND ADDING TO YOUR SHARES

You may purchase Class I Shares of the Funds through procedures established by the Distributor in connection with the requirements of fiduciary, advisory, agency, custodial and other similar accounts maintained by or on behalf of customers of AmSouth Bank or one of its affiliates or other financial service providers approved by the Distributor.

These parties are responsible for transmitting orders by close of business. Consult your investment representative or institution for specific information.

                                                              MINIMUM
                             MINIMUM INITIAL                 SUBSEQUENT
ACCOUNT TYPE                   INVESTMENT                    INVESTMENT
Class I
Regular                          $1,000                          $0
Retirement                        $250                           $50
--------------------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Fund or Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

BACK-UP WITHHOLDING

Each Fund is required to withhold 30% of taxable dividends, and, for funds other than Money Market Funds, capital gain distributions and redemption proceeds payable to shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. Each Fund also is required to withhold 30% of those dividends and distributions payable to such shareholders who otherwise are subject to back-up withholding. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

You may purchase Class I Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into Class I Shares of a Money Market Fund.

DIRECTED DIVIDEND OPTION

By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.
--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Income dividends are usually paid monthly. Net capital gains are distributed at least annually. Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

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SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.
--------------------------------------------------------------------------------

WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

    1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)

BY MAIL

    1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating: - your Fund and account number - amount you wish to redeem - address where your check should be sent - account owner signature.

    2. Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES - REDEMPTIONS IN WRITING REQUIRED" BELOW).

    1. See instruction 1 above.

    2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

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SHAREHOLDER INFORMATION
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SELLING YOUR SHARES
(CONTINUED )

WIRE TRANSFER

You must indicate this option on your application.

The Fund will  charge a $7 wire  transfer  fee for each wire  transfer  request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

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GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o  The check is not being mailed to the address on your account; or
     o  The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

If your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. Shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment. Class I Shares pay a shareholder servicing fee of up to 0.15% of the average daily net assets of a Fund. Class I Shares do not pay a 12b-1 fee.

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges (see "Notes" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another are taxable. Class I Shares may be exchanged for Class A Shares of the same Fund. No transaction fees are currently charged for exchanges.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus Ohio 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

      o  Your name and telephone number
      o  The exact name on your account and account number
      o  Taxpayer identification number (usually your Social Security number)
      o  Dollar value or number of shares to be exchanged
      o  The name of the Fund from which the exchange is to be made
      o  The name of the Fund into which the exchange is being made.

See  "Selling   your  Shares"  for   important   information   about   telephone
transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.

NOTES ON EXCHANGES

      o When exchanging Class I Shares of a Fund for Class A Shares of a Fund, you will be exempt from any applicable sales charge.
      o The registration and tax identification numbers of the two accounts must be identical.
      o The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60-day notice to shareholders.
      o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund shares unless you request to receive all distributions in cash.

Distributions of realized gains will be taxable at different rates depending on the length of time the Fund holds the assets. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain regardless of how long you have held your shares. Distributions are taxable whether you receive them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund and Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income tax and, in the case of the Tennessee Tax-Exempt Fund, Tennessee personal income tax. Income exempt from Federal tax may otherwise be subject to state and local income tax. A Fund also may invest a portion of its assets in securities that generate income that is not exempt from other state or local income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund or Tax-Exempt Money Market Fund may have on the federal income taxation of your benefits. In addition, an investment in the Florida Tax-Exempt Fund, Municipal Bond Fund, Tennessee Tax-Exempt Fund or Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. Any net capital gains distributed by these Funds also will be subject to federal tax.

A Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the shares of one Fund for shares or another Fund will be treated as a sale of Fund shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Funds' advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

   MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to shareholders for the fiscal year ended July 31, 2002, both of which are available upon request. Please note that Trust Class Shares have been redesignated as Class I Shares.

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                            LESS DIVIDENDS FROM
                                           ---------------------------------------------    ----------------------------------------
                                                            NET REALIZED
                             NET ASSET          NET        AND UNREALIZED                                  NET REALIZED
                               VALUE,       INVESTMENT     GAINS (LOSSES)     TOTAL FROM       NET          GAINS FROM
                             BEGINNING        INCOME            FROM          INVESTMENT    INVESTMENT      INVESTMENT       TOTAL
                             OF PERIOD        (LOSS)         INVESTMENTS      ACTIVITIES      INCOME       TRANSACTIONS    DIVIDENDS
                            ----------       ---------     --------------     ----------    ----------     ------------    ---------
VALUE FUND
  Year Ended July 31, 2002     $ 20.34         0.11             (5.99)          (5.88)        (0.11)         (1.61)         (1.72)
  Year Ended July 31, 2001+    $ 19.53         0.15              3.59            3.74         (0.16)         (2.77)         (2.93)
  Year Ended July 31, 2000     $ 25.27         0.28             (2.24)          (1.96)        (0.28)         (3.50)         (3.78)
  Year Ended July 31, 1999     $ 24.57         0.26              3.16            3.42         (0.25)         (2.47)         (2.72)
  Period Ended July 31, 1998
    (a)                        $ 22.51         0.28              3.31            3.59         (0.28)         (1.25)         (1.53)
CAPITAL GROWTH FUND
  Year Ended July 31, 2002     $ 10.82        (0.04)            (2.84)          (2.88)           --             --             --
  Year Ended July 31, 2001+    $ 14.89        (0.06)            (2.85)          (2.91)           --          (1.16)         (1.16)
  Period Ended July 31, 2000
    (b)                        $ 14.27        (0.02)             0.64            0.62            --             --             --
  Year Ended December 31,
    1999+                      $ 14.09        (0.01)             2.95            2.94            --          (2.76)         (2.76)
  Year Ended December 31,
    1998                       $ 12.69         0.01              3.88            3.89         (0.01)         (2.48)         (2.49)
  Period Ended December 31,
    1997 (c)                   $ 14.51         0.02              0.10            0.12         (0.02)         (1.92)         (1.94)
LARGE CAP FUND
  Year Ended July 31, 2002     $ 21.25         0.02             (4.58)          (4.56)        (0.01)         (1.19)         (1.20)
  Year Ended July 31, 2001+    $ 28.14          --              (2.83)          (2.83)           --          (4.06)         (4.06)
  Period Ended July 31, 2000
    (b)                        $ 28.01          --               0.14            0.14         (0.01)            --          (0.01)
  Year Ended December 31,
    1999+                      $ 27.54        0.03               5.07            5.10         (0.03)         (4.60)         (4.63)
  Period Ended December 31,
    1998 (d)                   $ 25.52          --               2.02            2.02            --             --             --

     +   Net investment income (loss) is based on average shares outstanding during the period.
     *   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing  between the classes of shares issued.
     ^   Not annualized.
     ^^  Annualized.
     (^) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.
     (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
         Shares or Trust Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.
     (b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
         Fund changed its fiscal year end to July 31.
     (c) For the period from October 3, 1997  (commencement  of  operations)  through  December 31, 1997.
     (d) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

                                                                           128-A

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS TO AVERAGE NET ASSETS) SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                           EXPENSES                      NET ASSETS,
                              NET ASSET                      NET                           (BEFORE          PORTFOLIO       END
                             VALUE, END        TOTAL      INVESTMENT         NET           REDUCTIONS/       TURNOVER    OF PERIOD
                             OF PERIOD        RETURN       INCOME          EXPENSES      REIMBURSEMENTS       RATE*       (000'S)
                             ----------       ------      ----------       ----------    ---------------    ---------    -----------
VALUE FUND
  Year Ended July 31, 2002     $ 12.74       (31.09%)       0.64%            1.20%            1.26%             59%      $ 420,054
  Year Ended July 31, 2001+    $ 20.34        21.10%        0.76%            1.19%            1.25%             43%      $ 565,484
  Year Ended July 31, 2000     $ 19.53        (8.11%)       1.30%            1.13%            1.15%             17%      $ 560,804
  Year Ended July 31, 1999     $ 25.27        15.43%        1.07%            1.08%            1.09%             18%      $ 960,660
  Period Ended July 31, 1998
    (a)                        $ 24.57        12.46%(^)     1.26%            1.09%^^          1.10%^^           17%      $ 947,575
CAPITAL GROWTH FUND
  Year Ended July 31, 2002     $  7.94       (26.62%)      (0.48%)           1.15%            1.27%            115%      $ 242,193
  Year Ended July 31, 2001+    $ 10.82       (21.11%)      (0.50%)           1.11%            1.26%            100%      $ 299,177
  Period Ended July 31, 2000
    (b)                        $ 14.89         4.36%^      (0.26%)^^         1.11^^           1.22%^^           91%      $ 298,771
  Year Ended December 31,
    1999+                      $ 14.27        22.09%       (0.09%)           1.07%            1.08%            178%      $ 241,810
  Year Ended December 31,
    1998                       $ 14.09        32.40%        0.07%            1.02%           1.03%             152%      $ 173,542
  Period Ended December 31,
    1997 (c)                   $ 12.69         0.88%^^      0.80%^^          0.58%^^          0.99%^^          116%      $ 141,761
LARGE CAP FUND
  Year Ended July 31, 2002     $ 15.49       (22.64%)       0.10%            1.11%            1.27%             11%      $ 393,942
  Year Ended July 31, 2001+    $ 21.25       (11.60%)      (0.01%)           1.10%            1.26%             10%      $ 521,412
  Period Ended July 31, 2000
    (b)                        $ 28.14        (0.50%)^      0.00%            1.07%^^          1.22%^^           10%      $ 694,107
  Year Ended December 31,
    1999+                      $ 28.01        18.84%        0.11%            1.04%            1.14%             15%      $ 706,313
  Period Ended December 31,
    1998 (d)                   $ 27.54         7.92%^       0.20%^^          1.04%^^          1.09%^^            3%      $ 786,462

     +   Net investment income (loss) is based on average shares outstanding during the period.
     *   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing  between the classes of shares issued.
     ^   Not annualized.
     ^^  Annualized.
     (^) Represents total return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998.  Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 16.52%.
     (a) Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class A
         Shares or Trust Shares. For reporting  purposes,  past performance numbers (prior to September 2, 1997) are being reflected as Class A Shares.
     (b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the reorganization of the AmSouth Funds, the
         Fund changed its fiscal year end to July 31.
     (c) For the period from October 3, 1997  (commencement  of  operations)  through  December 31, 1997.
     (d) For the period from December 14, 1998 (commencement of operations) through December 31, 1998.

                                                                           128-B

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                            LESS DIVIDENDS FROM
                                           ---------------------------------------------    ----------------------------------------
                                                            NET REALIZED
                             NET ASSET          NET        AND UNREALIZED                                  NET REALIZED
                               VALUE,       INVESTMENT     GAINS (LOSSES)     TOTAL FROM       NET          GAINS FROM
                             BEGINNING        INCOME            FROM          INVESTMENT    INVESTMENT      INVESTMENT       TOTAL
                             OF PERIOD        (LOSS)         INVESTMENTS      ACTIVITIES      INCOME       TRANSACTIONS    DIVIDENDS
                            ----------       ---------     --------------     ----------    ----------     ------------    ---------
MID CAP FUND
 Year Ended July 31, 2002      $ 12.06         (0.13)            (2.53)          (2.66)           --             --             --
 Year Ended July 31, 2001+     $ 16.70         (0.15)            (4.49)          (4.64)           --             --             --
 Period Ended July 31, 2000
  (a)                          $ 17.37         (0.11)            (0.56)          (0.67)           --             --             --
 Period Ended December 31,
  1999 (b)+                    $ 10.00         (0.12)             7.49            7.37            --             --             --
SMALL CAP FUND
 Year Ended July 31, 2002      $ 10.22         (0.08)            (2.93)          (3.01)           --             --             --
 Year Ended July 31, 2001+     $ 12.61         (0.12)            (1.06)          (1.18)           --          (1.21)         (1.21)
 Year Ended July 31, 2000      $  8.44         (0.07)             4.24            4.17            --             --             --
 Year Ended July 31, 1999      $  9.15         (0.03)            (0.68)          (0.71)           --             --             --
 Period Ended July 31, 1998
  (c)                          $ 10.00         (0.02)            (0.83)          (0.85)           --             --             --
BALANCED FUND
 Year Ended July 31, 2002      $ 12.45          0.32             (1.18)          (0.86)        (0.33)         (0.36)         (0.69)
 Year Ended July 31, 2001+     $ 12.47          0.40              1.26            1.66         (0.41)         (1.27)         (1.68)
 Year Ended July 31, 2000      $ 14.93          0.46             (0.64)          (0.18)        (0.50)         (1.78)         (2.28)
 Year Ended July 31, 1999      $ 15.18          0.44              0.95            1.39         (0.44)         (1.20)         (1.64)
 Period Ended July 31, 1998
  (d)                          $ 14.77          0.41              1.38            1.79         (0.41)         (0.97)         (1.38)
SELECT EQUITY FUND
 Year Ended July 31, 2002      $ 11.25          0.04             (0.25)          (0.21)        (0.03)            --          (0.03)
 Year Ended July 31, 2001+     $  8.73          0.02              2.52            2.54         (0.02)            --          (0.02)
 Year Ended July 31, 2000+     $ 11.89          0.09             (2.36)          (2.27)        (0.08)         (0.81)         (0.89)
 Period Ended July 31,
   1999 (e)                    $ 11.52          0.04              0.38            0.42         (0.04)         (0.01)         (0.05)

     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^    Annualized.
     (^)  Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.
     (^^) Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
     (c)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to  September 2, 1997) are being reflected as Class A Shares.
     (e)  For the period from December 3, 1998 (commencement of operations) through July 31, 1999.

                                                                           129-A

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS TO AVERAGE NET ASSETS) SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                           EXPENSES                      NET ASSETS,
                              NET ASSET                      NET                           (BEFORE          PORTFOLIO       END
                             VALUE, END        TOTAL      INVESTMENT         NET           REDUCTIONS/       TURNOVER    OF PERIOD
                             OF PERIOD        RETURN       INCOME          EXPENSES      REIMBURSEMENTS)      RATE**      (000'S)
                             ----------       ------      ----------       ----------    ---------------    ---------    -----------
MID CAP FUND
 Year Ended July 31, 2002      $  9.40       (22.06%)      (1.16%)           1.51%            1.73%            221%      $  30,453
 Year Ended July 31, 2001+     $ 12.06       (27.78%)      (1.03%)           1.42%            1.55%            120%      $  41,611
 Period Ended July 31, 2000
  (a)                          $ 16.70        (3.86%)^     (1.08)^^          1.46%            1.53%^^           39%      $  63,696
 Period Ended December 31,
  1999 (b)+                    $ 17.37        73.70%^      (1.47%)^^         2.18%^^          2.18%^^           20%      $  37,186
SMALL CAP FUND
 Year Ended July 31, 2002      $  7.21       (29.45%)      (1.11%)           1.46%            1.67%            227%      $  139,099
 Year Ended July 31, 2001+     $ 10.22       (10.16%)      (1.07%)           1.46&            1.67%            220%      $  172,735
 Year Ended July 31, 2000      $ 12.61        49.41%       (1.01%)           1.42%            1.70%            318%      $  162,215
 Year Ended July 31, 1999      $  8.44        (7.76%)      (0.82%)           1.39%            2.38%            208%      $   21,777
 Period Ended July 31, 1998
  (c)                          $  9.15        (8.48%)^      (0.52%)^^        1.50%^^          3.94%^^           71%      $   5,072
BALANCED FUND
 Year Ended July 31, 2002      $ 10.90        (7.27%)       2.72%            1.19%            1.31%             34%      $  68,542
 Year Ended July 31, 2001+     $ 12.45        14.09%        3.16%            1.16%            1.27%             14%      $ 102,780
 Year Ended July 31, 2000      $ 12.47        (0.90%)       3.50%            1.13%            1.17%             16%      $ 166,797
 Year Ended July 31, 1999      $ 14.93         9.74%        2.93%            1.09%            1.10%             23%      $ 319,016
 Period Ended July 31, 1998
  (d)                          $ 15.18         9.73%(^^)    2.95%^           1.10%^           1.10%^            25%      $ 329,626
SELECT EQUITY FUND
 Year Ended July 31, 2002      $ 11.01        (1.84%)       0.42%            1.33%            1.63%             38%      $   8,419
 Year Ended July 31, 2001+     $ 11.25        29.12%        0.19%            1.56%            1.97%             19%      $   7,043
 Year Ended July 31, 2000+     $  8.73       (19.72%)       0.88%            1.25%            1.78%             25%      $   5,100
 Period Ended July 31, 1999
  (e)                          $ 11.89         3.63%^       0.65%^^          0.99%^^          1.58%^            10%      $  10,420

     +    Net investment income (loss) is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^    Annualized.
     (^)  Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 10.82%.
     (^^) Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 12.70%.
     (a)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (b)  For the period from May 4, 1999 (commencement of operations) through December 31, 1999.
     (c)  For the period from March 2, 1998 (commencement of operations) through July 31, 1998.
     (d)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to  September 2, 1997) are being reflected as Class A Shares.
     (e)  For the period from December 3, 1998 (commencement of operations) through July 31, 1999.

                                                                129-B

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                           LESS DIVIDENDS FROM
                                           ---------------------------------------------    ----------------------------------------
                                                            NET REALIZED
                                                           AND UNREALIZED
                               NET ASSET         NET       GAINS (LOSSES)                                  NET REALIZED
                                 VALUE,      INVESTMENT   FROM INVESTMENTS,   TOTAL FROM       NET          GAINS FROM
                               BEGINNING       INCOME       FUTURES, AND      INVESTMENT    INVESTMENT      INVESTMENT       TOTAL
                               OF PERIOD       (LOSS)     FOREIGN CURRENCIES  ACTIVITIES      INCOME       TRANSACTIONS    DIVIDENDS
                              ----------      ---------   ------------------   ----------    ----------     ------------   ---------
ENHANCED MARKET FUND
  Year Ended July 31, 2002       $ 12.28        0.06            (2.97)          (2.91)        (0.04)        (0.16)         (0.20)
  Year Ended July 31, 2001+      $ 14.65        0.06            (2.17)          (2.11)        (0.04)        (0.22)         (0.26)
  Year Ended July 31, 2000       $ 13.86        0.10             1.23            1.33         (0.09)        (0.45)         (0.54)
  Period Ended July 31, 1999 (a) $ 12.18        0.07             1.71            1.78         (0.07)        (0.03)         (0.10)
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2002       $  9.50        0.04            (1.70)          (1.66)        (0.01)           --          (0.01)
  Year Ended July 31, 2001+      $ 12.37        0.06            (2.53)          (2.47)        (0.04)        (0.36)         (0.40)
  Period Ended July 31, 2000
    (b)+                         $ 13.27        0.06            (0.96)          (0.90)           --            --             --
  Year Ended December 31, 1999   $ 10.58        0.08             2.75            2.83         (0.14)           --          (0.14)
  Period Ended December 31,
    1998 (c)                     $ 10.05       (0.01)            0.54            0.53            --            --             --
 AGGRESSIVE GROWTH PORTFOLIO
  Year Ended July 31, 2002       $  9.90       (0.02)           (2.21)          (2.23)           --         (0.64)         (0.64)
  Year Ended July 31, 2001+      $ 11.51        0.14            (0.44)          (0.30)        (0.15)        (1.16)         (1.31)
  Period Ended July 31, 2000 (b) $ 11.53        0.02            (0.02)             --         (0.02)           --          (0.02)
  Period Ended December 31,
    1999 (d)                     $ 10.05        0.12             1.52            1.64         (0.12)        (0.04)         (0.16)
 GROWTH PORTFOLIO
  Year Ended July 31, 2002       $  9.42        0.09            (1.50)          (1.41)        (0.09)        (0.30)         (0.39)
  Year Ended July 31, 2001+      $ 10.51        0.24            (0.42)          (0.18)        (0.24)        (0.67)         (0.91)
  Period Ended July 31, 2000 (b) $ 10.61        0.08            (0.11)          (0.03)        (0.07)           --          (0.07)
  Period Ended December 31,
    1999 (e)                     $ 10.00        0.16             0.69            0.85         (0.16)        (0.08)         (0.24)
GROWTH AND INCOME PORTFOLIO
  Year Ended July 31, 2002       $  9.80        0.20            (1.16)          (0.96)        (0.20)        (0.28)         (0.48)
  Year Ended July 31, 2001+      $ 10.56        0.32            (0.12)           0.20         (0.33)        (0.63)         (0.96)
  Period Ended July 31, 2000 (b) $ 10.51        0.14             0.03            0.17         (0.12)           --          (0.12)
  Period Ended December 31,
    1999 (f)                     $  9.85        0.13             0.69            0.82         (0.13)        (0.03)         (0.16)
MODERATE GROWTH AND INCOME
PORTFOLIO
  Year Ended July 31, 2002       $  9.76        0.23            (0.95)          (0.72)        (0.23)        (0.20)         (0.43)
  Year Ended July 31, 2001+      $ 10.08        0.34             0.14            0.48         (0.35)        (0.45)         (0.80)
  Period Ended July 31, 2000 (b) $  9.98        0.18             0.07            0.25         (0.15)           --          (0.15)
  Period Ended December 31,
    1999 (g)                     $  9.88        0.20             0.16            0.36         (0.20)        (0.06)         (0.26)

     +    Net investment income is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
     (d)  For the period from January 28, 1999  (commencement of operations)  through December 31, 1999.
     (e)  For the period from February 1, 1999 (commencement of operations)  through December 31, 1999.
     (f)  For the period from February 8, 1999 (commencement of operations)  through December 31, 1999.
     (g)  For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

                                                                           130-A

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     EQUITY FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS TO AVERAGE NET ASSETS) SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                          EXPENSES                      NET ASSETS,
                                NET ASSET                   NET                           (BEFORE          PORTFOLIO       END
                               VALUE, END     TOTAL      INVESTMENT         NET           REDUCTIONS/       TURNOVER    OF PERIOD
                               OF PERIOD     RETURN       INCOME          EXPENSES      REIMBURSEMENTS)      RATE**      (000'S)
                               ----------    ------      ----------       --------      ---------------    ---------    -----------
ENHANCED MARKET FUND
  Year Ended July 31, 2002       $  9.17     (24.00%)       0.53%           0.93%             1.10%           34%        $   6,793
  Year Ended July 31, 2001+      $ 12.28     (14.53%)       0.43%           0.90%             1.04%           42%        $  15,469
  Year Ended July 31, 2000       $ 14.65       9.73%        0.65%           0.81%             0.98%           30%        $  31,622
  Period Ended July 31, 1999 (a) $ 13.86      14.71%^       0.90%^^         0.74%^^           1.29%^^         36%        $  14,273
INTERNATIONAL EQUITY FUND
  Year Ended July 31, 2002       $  7.83     (17.49%)       0.56%           1.45%             1.79%          160%        $ 185,374
  Year Ended July 31, 2001+      $  9.50     (20.50%)       0.59%           1.47%             1.79%           45%        $ 145,744
  Period Ended July 31, 2000
    (b)+                         $ 12.37      (6.71%)^      0.83^^          1.59%^^           1.88%^^         32%        $ 105,034
  Year Ended December 31, 1999   $ 13.27      26.72%        0.80%           1.56%             1.84%           40%        $  46,104
  Period Ended December 31,
    1998 (c)                     $ 10.58       5.27%^      (1.47%)^^        1.61%^^           1.89%^^         62%        $  27,977
AGGRESSIVE GROWTH PORTFOLIO
  Year Ended July 31, 2002       $  7.03     (23.78%)      (0.23%)          0.68%             1.04%           50%        $  13,497
  Year Ended July 31, 2001+      $  9.90      (3.30%)       1.34%           0.72%             1.08%           36%        $  23,313
  Period Ended July 31, 2000 (b) $ 11.51       0.01%^       0.38%^^         0.75%^^           1.09%^^         22%        $  20,485
  Period Ended December 31,
    1999 (d)                     $ 11.53      16.31%^       3.23%^^         0.73%^^           2.10%^^         95%        $  18,847
GROWTH PORTFOLIO
  Year Ended July 31, 2002       $  7.62     (15.50%)       1.03%           0.66%             1.05%           63%        $  11,930
  Year Ended July 31, 2001+      $  9.42      (1.98%)       2.40%           0.73%             1.12%           38%        $  18,048
  Period Ended July 31, 2000 (b) $ 10.51      (0.29%)^      1.28%^^         0.76%^^           1.10%^^         97%        $  19,495
  Period Ended December 31,
    1999 (e)                     $ 10.61       8.59%^       4.82%^^         0.73%^^           3.14%^^         76%        $  11,372
GROWTH AND INCOME PORTFOLIO
  Year Ended July 31, 2002       $  8.36     (10.19%)       2.07%           0.55%             0.73%           69%        $  55,180
  Year Ended July 31, 2001+      $  9.80       1.84%        3.25%           0.57%             0.75%           51%        $  74,878
  Period Ended July 31, 2000 (b) $ 10.56       1.64%^       2.39%^^         0.58%^^           0.72%^^         21%        $  87,453
  Period Ended December 31,
    1999 (f)                     $ 10.51       8.40%^       3.43%^^         0.70%^^           0.98%^^         57%        $  86,700
MODERATE GROWTH AND INCOME
PORTFOLIO
  Year Ended July 31, 2002       $  8.61      (7.65%)       2.54%           0.59%             0.97%           65%        $  17,843
  Year Ended July 31, 2001+      $  9.76       4.93%        3.48%           0.71%             1.09%           62%        $  20,264
  Period Ended July 31, 2000 (b) $ 10.08       2.50%^       3.03%^^         0.74%^^           1.03%^^         21%        $  20,081
  Period Ended December 31,
    1999 (g)                     $  9.98       3.64%^       4.46%^^         0.73%^^           1.87%^^        124%        $  21,384

     +    Net investment income is based on average shares outstanding during the period.
     *    Represents  investments in affiliates for Aggressive Growth Portfolio,  Growth Portfolio,  Growth & Income Portfolio,  and
          Moderate Growth & Income Portfolio.
     **   Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from December 11, 1998 (commencement of operations) through July 31, 1999.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from December 14, 1998 (commencement of operations) through December 31, 1998.
     (d)  For the period from January 28, 1999  (commencement of operations)  through December 31, 1999.
     (e)  For the period from February 1, 1999 (commencement of operations)  through December 31, 1999.
     (f)  For the period from February 8, 1999 (commencement of operations)  through December 31, 1999.
     (g)  For the period from February 10, 1999 (commencement of operations) through December 31, 1999.

                                                                130-B

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     BOND FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                           LESS DIVIDENDS FROM
                                           ---------------------------------------------    ----------------------------------------
                                                            NET REALIZED
                               NET ASSET                   AND UNREALIZED                                  NET REALIZED
                                 VALUE,          NET       GAINS (LOSSES)     TOTAL FROM       NET          GAINS FROM
                               BEGINNING     INVESTMENT         FROM          INVESTMENT    INVESTMENT      INVESTMENT       TOTAL
                               OF PERIOD       INCOME        INVESTMENTS      ACTIVITIES      INCOME       TRANSACTIONS    DIVIDENDS
                              ----------      ---------    --------------     ----------    ----------     ------------    ---------
BOND FUND
 Year Ended July 31, 2002        $ 11.13        0.53             0.37            0.90         (0.57)        (0.03)         (0.60)
 Year Ended July 31, 2001+       $ 10.52        0.60             0.61            1.21         (0.60)           --          (0.60)
 Year Ended July 31, 2000        $ 10.63        0.59            (0.06)           0.53         (0.62)        (0.02)         (0.64)
 Year Ended July 31, 1999        $ 11.05        0.61            (0.30)           0.31         (0.60)        (0.13)         (0.73)
 Year Ended July 31, 1998 (a)    $ 10.72        0.57             0.38            0.95         (0.59)        (0.03)         (0.62)
LIMITED TERM BOND FUND
 Year Ended July 31, 2002        $ 10.55        0.50             0.18            0.68         (0.53)           --          (0.53)
 Year Ended July 31, 2001+       $ 10.13        0.58             0.43            1.01         (0.59)           --          (0.59)
 Year Ended July 31, 2000        $ 10.29        0.59            (0.12)           0.47         (0.63)           --          (0.63)
 Year Ended July 31, 1999        $ 10.43        0.59            (0.16)           0.43         (0.57)           --          (0.57)
 Year Ended July 31, 1998 (a)    $ 10.34        0.55             0.10            0.65         (0.56)           --          (0.56)
GOVERNMENT INCOME FUND
 Year Ended July 31, 2002        $ 10.10        0.49             0.21            0.70         (0.54)           --          (0.54)
 Year Ended July 31, 2001+       $  9.61        0.56             0.50            1.06         (0.57)           --          (0.57)
 Year Ended July 31, 2000        $  9.62        0.57            (0.03)           0.54         (0.55)           --          (0.55)
 Year Ended July 31, 1999        $  9.87        0.54            (0.26)           0.28         (0.53)           --          (0.53)
 Year Ended July 31, 1998 (a)    $  9.66        0.59             0.17            0.76         (0.55)           --          (0.55)

     +     Net investment income is based on average shares outstanding during the period.
     *     Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     ^^    Annualized.
     (^)   Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.
     (^^)  Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.
     (^^^) Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.
     (a)   Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class
           A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.

                                                               131-A

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     BOND FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS TO AVERAGE NET ASSETS) SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                          EXPENSES                      NET ASSETS,
                                NET ASSET                   NET                           (BEFORE          PORTFOLIO       END
                               VALUE, END     TOTAL      INVESTMENT         NET           REDUCTIONS/       TURNOVER    OF PERIOD
                               OF PERIOD     RETURN       INCOME          EXPENSES      REIMBURSEMENTS       RATE*       (000'S)
                               ----------    ------      ----------       --------      --------------     ---------    -----------
BOND FUND
 Year Ended July 31, 2002        $ 11.43       8.34%        4.77%           0.84%             1.10%          35%         $ 588,979
 Year Ended July 31, 2001+       $ 11.13      11.79%        5.47%           0.84%             1.10%          24%         $ 609,708
 Year Ended July 31, 2000        $ 10.52       5.24%        5.66%           0.78%             1.03%          27%         $ 501,550
 Year Ended July 31, 1999        $ 10.63       2.68%        5.57%           0.71%             0.95%          18%         $ 380,226
 Year Ended July 31, 1998 (a)    $ 11.05       7.54%(^)     5.72%^^         0.73%^^           0.97%^^        40%         $ 327,930
LIMITED TERM BOND FUND
 Year Ended July 31, 2002        $ 10.70       6.57%        4.71%           0.86%             1.12%          29%         $ 151,819
 Year Ended July 31, 2001+       $ 10.55      10.26%        5.59%           0.86%             1.12%          44%         $ 155,261
 Year Ended July 31, 2000        $ 10.13       4.71%        5.74%           0.82%             1.07%          34%         $ 177,323
 Year Ended July 31, 1999        $ 10.29       4.14%        5.60%           0.71%             0.98%          39%         $ 109,554
 Year Ended July 31, 1998 (a)    $ 10.43       6.04%(^^)    5.70&^^         0.73%^^           0.98%^^        39%         $ 106,953
GOVERNMENT INCOME FUND
 Year Ended July 31, 2002        $ 10.26       7.12%        4.88%           0.85%             1.11%          18%         $ 263,211
 Year Ended July 31, 2001+       $ 10.10      11.30%        5.62%           0.84%             1.10%          25%         $ 302,099
 Year Ended July 31, 2000        $  9.61       5.91%        5.68%           0.85%             1.13%          42%         $ 356,642
 Year Ended July 31, 1999        $  9.62       2.72%        5.44%           0.60%             1.65%          27%         $   3,150
 Year Ended July 31, 1998 (a)    $  9.87       7.58%(^^^)   5.72%^^         0.63%^^           1.80%^^        35%         $   2,521

     +     Net investment income is based on average shares outstanding during the period.
     *     Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.
     ^^    Annualized.
     (^)   Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 9.03%.
     (^^)  Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 6.37%.
     (^^^) Represents  total  return based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the  activity of Trust  Shares for the period from  September  2, 1997 to July 31,  1998.  Total return for the Trust
           Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 8.04%.
     (a)   Effective September 2, 1997, the Fund's existing shares, which were previously unclassified, were designated either Class
           A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to September 2, 1997) are being reflected as Class A Shares.

                                                               131-B

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     BOND FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                       INVESTMENT ACTIVITIES                           LESS DIVIDENDS FROM
                                           ---------------------------------------------    ----------------------------------------
                                                            NET REALIZED
                               NET ASSET                   AND UNREALIZED                                  NET REALIZED
                                 VALUE,          NET       GAINS (LOSSES)     TOTAL FROM       NET          GAINS FROM
                               BEGINNING     INVESTMENT         FROM          INVESTMENT    INVESTMENT      INVESTMENT       TOTAL
                               OF PERIOD       INCOME        INVESTMENTS      ACTIVITIES      INCOME       TRANSACTIONS    DIVIDENDS
                              ----------      ---------    --------------     ----------    ----------     ------------    ---------
MUNICIPAL BOND FUND
  Year Ended July 31, 2002       $ 10.19        0.40             0.21            0.61         (0.41)        (0.01)         (0.42)
  Year Ended July 31, 2001+      $  9.77        0.41             0.41            0.82         (0.40)          --           (0.40)
  Year Ended July 31, 2000       $  9.87        0.41            (0.05)           0.36         (0.41)        (0.05)         (0.46)
  Year Ended July 31, 1999       $ 10.14        0.42            (0.18)           0.24         (0.40)        (0.11)         (0.51)
  Year Ended July 31, 1998 (a)   $ 10.04        0.39             0.14            0.53         (0.40)        (0.03)         (0.43)
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2002       $ 10.52        0.40             0.27            0.67         (0.39)           --          (0.39)
  Year Ended July 31, 2001+      $ 10.16        0.41             0.36            0.77         (0.41)           --          (0.41)
  Year Ended July 31, 2000       $ 10.22        0.42            (0.02)           0.40         (0.43)        (0.03)         (0.46)
  Year Ended July 31, 1999       $ 10.46        0.43            (0.02)           0.23         (0.41)        (0.06)         (0.47)
  Year Ended July 31, 1998 (a)   $ 10.39        0.41             0.14            0.55         (0.41)        (0.07)         (0.48)
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2002       $ 10.10        0.33             0.26            0.59         (0.33)           --          (0.33)
  Year Ended July 31, 2001+      $  9.74        0.38             0.36            0.74         (0.38)           --          (0.38)
  Period Ended July 31, 2000 (b) $  9.55        0.22             0.18            0.40         (0.21)           --          (0.21)
  Year Ended December 31, 1999   $ 10.19        0.35            (0.64)          (0.29)        (0.35)           --          (0.35)
  Year Ended December 31, 1998   $ 10.18        0.37             0.08            0.45         (0.37)        (0.07)         (0.44)
  Period Ended December 31,
    1997 (c)                     $ 10.05        0.10             0.13            0.23         (0.10)           --          (0.10)

     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (^)  Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%.
     (^^) Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to  September 2, 1997) are being reflected as Class A Shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

                                                               132-A

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     BOND FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                                                       RATIOS TO AVERAGE NET ASSETS) SUPPLEMENTAL DATA
                                                          --------------------------------------------------------------------------
                                                                                          EXPENSES                      NET ASSETS,
                                NET ASSET                   NET                           (BEFORE          PORTFOLIO       END
                               VALUE, END     TOTAL      INVESTMENT         NET           REDUCTIONS/       TURNOVER    OF PERIOD
                               OF PERIOD     RETURN       INCOME          EXPENSES      REIMBURSEMENTS       RATE*       (000'S)
                               ----------    ------      ----------       ----------    ---------------    ---------    -----------
MUNICIPAL BOND FUND
  Year Ended July 31, 2002       $ 10.38       6.10%        3.89%          0.75%              1.10%          10%         $ 371,126
  Year Ended July 31, 2001+      $ 10.19       8.52%        4.04%          0.74%              1.10%           5%         $ 380,330
  Year Ended July 31, 2000       $  9.77       3.85%        4.25%          0.68%              1.02%           9%         $ 387,511
  Year Ended July 31, 1999       $  9.87       2.30%        4.11%          0.61%              0.95%          21%         $ 321,293
  Year Ended July 31, 1998 (a)   $ 10.14       4.49%(^)     4.23%^^        0.64%^^            0.97%^^        29%         $ 326,464
FLORIDA TAX-EXEMPT FUND
  Year Ended July 31, 2002       $ 10.80       6.54%        3.80%          0.72%              1.16%          13%         $  54,901
  Year Ended July 31, 2001+      $ 10.52       7.72%        3.95%          0.75%              1.19%           7%         $  57,181
  Year Ended July 31, 2000       $ 10.16       4.02%        4.19%          0.65%              1.11%          11%         $  61,877
  Year Ended July 31, 1999       $ 10.22       2.16%        4.10%          0.49%              1.01%          34%         $  63,548
  Year Ended July 31, 1998 (a)   $ 10.46       4.66%(^^)    4.30%^^        0.49%^^            1.04%^^        30%         $  55,369
TENNESSEE TAX-EXEMPT FUND
  Year Ended July 31, 2002       $ 10.36       5.93%        3.18%          0.93%              1.21%          60%         $  49,148
  Year Ended July 31, 2001+      $ 10.10       7.70%        3.77%          0.94%              1.23%         123%         $  56,693
  Period Ended July 31, 2000 (b) $  9.74       4.26%^       3.95%^^        0.95%^^            1.11%^^        23%         $  65,160
  Year Ended December 31, 1999   $  9.55      (2.83%)       3.57%          1.00%              1.00%          64%         $  75,537
  Year Ended December 31, 1998   $ 10.19       4.52%        3.65%          0.95%              0.95%         155%         $  91,687
  Period Ended December 31,
    1997 (c)                     $ 10.18       2.35%^       4.22%^^        0.56%^^            0.87%^^       253%         $ 100,742

     +    Net investment income is based on average shares outstanding during the period.
     *    Portfolio turnover is calculated on the basis of the fund as a whole without  distinguishing between the classes of shares issued.
     ^    Not annualized.
     ^^   Annualized.
     (^)  Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.27%.
     (^^) Represents  total  return  based on the activity of Class A Shares for the period from August 1, 1997 to September 1, 1997 and the activity of Trust Shares for the period from September 2, 1997 to July 31, 1998. Total return for the Trust Shares for the period from September 2, 1997 (commencement of operations) through July 31, 1998 was 5.40%.
     (a)  Effective September 2, 1997, the Fund's existing shares, which were previously unclassified,  were designated either Class
          A Shares or Trust  Shares.  For  reporting  purposes,  past  performance  numbers  (prior to  September 2, 1997) are being reflected as Class A Shares.
     (b)  For the period from January 1, 2000 through July 31, 2000. In conjunction  with the  reorganization  of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c)  For the period from October 3, 1997 (commencement of operations) through December 31, 1997.

                                                               132-B

                                                                                                                  AMSOUTH FUNDS
                                                                                                           Financial Highlights

     MONEY MARKET FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                               INVESTMENT ACTIVITIES
                                             ---------------------------
                                                               NET
                                                             REALIZED
                                                               AND                         LESS
                                 NET ASSET                  UNREALIZED        TOTAL     DIVIDENDS    NET ASSET
                                   VALUE,        NET      GAINS (LOSSES)      FROM      FROM NET      VALUE,
                                 BEGINNING   INVESTMENT       FROM         INVESTMENT   INVESTMENT    END OF       TOTAL
                                 OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME      PERIOD      RETURN
                                ----------    ---------  ---------------   ----------   ----------   ---------   -------
PRIME MONEY MARKET FUND
  Year Ended July 31, 2002         $ 1.000       0.017           --           0.017       (0.017)      $1.000       1.68%
  Year Ended July 31, 2001         $ 1.000       0.051           --           0.051       (0.051)      $1.000       5.18%
  Year Ended July 31, 2000         $ 1.000       0.052           --           0.052       (0.052)      $1.000       5.31%
  Year Ended July 31, 1999         $ 1.000       0.045           --           0.045       (0.045)      $1.000       4.59%
  Year Ended July 31, 1998         $ 1.000       0.050           --           0.050       (0.050)      $1.000       5.09%
U.S. TREASURY MONEY MARKET FUND
  Year Ended July 31, 2002         $ 1.000       0.015           --           0.015       (0.015)      $1.000       1.56%
  Year Ended July 31, 2001         $ 1.000       0.048           --           0.048       (0.048)      $1.000       4.87%
  Year Ended July 31, 2000         $ 1.000       0.048           --           0.048       (0.048)      $1.000       4.86%
  Year Ended July 31, 1999         $ 1.000       0.041           --           0.041       (0.041)      $1.000       4.16%
  Year Ended July 31, 1998         $ 1.000       0.047           --           0.047       (0.047)      $1.000       4.77%
TREASURY RESERVE MONEY MARKET
FUND
  Year Ended July 31, 2002         $ 1.000       0.017           --           0.017       (0.017)      $1.000       1.68%
  Year Ended July 31, 2001         $ 1.000       0.049           --           0.049       (0.049)      $1.000       5.06%
  Period Ended July 31, 2000 (b)   $ 1.000       0.031           --           0.031       (0.031)      $1.000       3.10%^
  Year Ended December 31, 1999     $ 1.000       0.043           --           0.043       (0.043)      $1.000       4.39%
  Year Ended December 31, 1998     $ 1.000       0.048           --           0.048       (0.048)      $1.000       4.93%
  Year Ended December 31, 1997     $ 1.000       0.049           --           0.049       (0.049)      $1.000       5.05%
TAX-EXEMPT MONEY MARKET FUND
  Year Ended July 31, 2002         $ 0.998       0.010        0.001           0.011       (0.010)      $0.999       1.02%
  Year Ended July 31, 2001         $ 0.998       0.029           --           0.029       (0.029)      $0.998       2.98%
  Year Ended July 31, 2000         $ 1.000       0.032       (0.002)          0.030       (0.032)      $0.998       3.23%
  Year Ended July 31, 1999         $ 1.000       0.027           --           0.027       (0.027)      $1.000       2.76%
  Year Ended July 31, 1998         $ 1.000       0.031           --           0.031       (0.031)      $1.000       3.13%

     ^   Not annualized.
     ^^  Annualized.
     (a) There were no fee reductions in this period.
     (b) For the period from January 1, 2000 through July 31, 2000. In conjunction with the  reorganization  of the AmSouth
         Funds, the Fund changed its fiscal year end to July 31.
     (c) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

                                                               133-A

                                                                                    AMSOUTH FUNDS
                                                                             Financial Highlights

     MONEY MARKET FUNDS
     TRUST SHARES
     Selected data for a share outstanding throughout the period indicated.

                                           RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                      ----------------------------------------------------------
                                                                                         NET
                                                                                        ASSETS,
                                          NET                     EXPENSES (BEFORE)     END OF
                                      INVESTMENT       NET          REDUCTIONS/         PERIOD
                                        INCOME       EXPENSES      REIMBURSEMENTS)      (000's)
                                        ------       --------      ---------------      -------
PRIME MONEY MARKET FUND                 1.68%          0.64%          0.84%             $ 770,519
  Year Ended July 31, 2002              5.06%          0.63%          0.84%             $ 745,662
  Year Ended July 31, 2001              5.24%          0.67%          0.76%             $ 731,762
  Year Ended July 31, 2000              4.51%          0.68%          0.69%             $ 536,899
  Year Ended July 31, 1999              4.98%          0.69%          0.70%             $ 479,974
  Year Ended July 31, 1998
U.S. TREASURY MONEY MARKET FUND         1.60%          0.79%          0.90%             $ 170,343
  Year Ended July 31, 2002              4.82%          0.76%          0.87%             $ 199,416
  Year Ended July 31, 2001              4.74%          0.73%          0.77%             $ 286,872
  Year Ended July 31, 2000              4.10%          0.69%          0.70%             $ 320,847
  Year Ended July 31, 1999              4.67%          0.70%          0.70%             $ 352,055
  Year Ended July 31, 1998
TREASURY RESERVE MONEY MARKET
FUND                                    1.70%          0.65%          0.86%             $ 218,404
  Year Ended July 31, 2002              4.99%          0.62%          0.85%             $ 266,738
  Year Ended July 31, 2001              5.24%^^        0.61%^^        0.76%^^           $ 280,546
  Period Ended July 31, 2000 (b)        4.31%          0.59%          0.60%             $ 341,803
  Year Ended December 31, 1999          4.78%          0.53%             (a)            $ 309,979
  Year Ended December 31, 1998          4.94%          0.50%             (a)            $ 114,175
  Year Ended December 31, 1997
TAX-EXEMPT MONEY MARKET FUND            1.02%          0.66%          0.86%             $ 175,135
  Year Ended July 31, 2002              2.95%          0.65%          0.86%             $ 151,905
  Year Ended July 31, 2001              3.28%          0.59%          0.80%             $ 141,874
  Year Ended July 31, 2000              2.71%          0.49%          0.73%             $  73,880
  Year Ended July 31, 1999              3.07%          0.50%          0.73%             $  62,084
  Year Ended July 31, 1998

     ^   Not annualized.
     ^^  Annualized.
     (a) There were no fee reductions in this period.
     (b) For the period from  January 1, 2000  through  July 31,  2000.  In  conjunction  with the reorganization of the AmSouth Funds, the Fund changed its fiscal year end to July 31.
     (c) For the period from September 15, 1998 (commencement of operations) through July 31, 1999.

                                              133-B

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                                       134

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                                      135

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                                       136

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                                       137

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH  43219




FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

     AmSouth Funds
     3435 Stelzer Road
     Columbus, Ohio 43219
     Telephone: 1-800-451-8382
     Internet:
     http://www.amsouthfunds.com
     ---------------------------------

You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

     o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.
     o     Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-5551.                             ASO120101T

                                   PROSPECTUS


                               MONEY MARKET FUNDS

                                 CLASS A SHARES
                                 CLASS B SHARES

                              INSTITUTIONAL SHARES

                                DECEMBER 1, 2002









                              [AMSOUTH FUNDS LOGO]




--------------------------------------------------------------------------------
As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these Fund shares or determined whether this prospectus is truthful or complete. Anyone who tells you otherwise is committing a crime.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AMSOUTH FUNDS                                                  TABLE OF CONTENTS
--------------------------------------------------------------------------------

                  [LOGO] RISK/RETURN SUMMARY AND FUND EXPENSES
--------------------------------------------------------------------------------
Carefully review this important       Overview
section, which summarizes each        MONEY MARKET FUNDS
Fund's investments, risks, past       Prime Money Market Fund
performance, and fees.                U.S. Treasury Money Market Fund
                                      Tax-Exempt Money Market Fund
                                      Treasury Reserve Money Market Fund
                                      Institutional Prime Obligations
                                      Money Market Fund

                [LOGO] ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------
Review this section for               Applicable to All Funds
information on investment
strategies and their risks.

                             [LOGO] FUND MANAGEMENT
--------------------------------------------------------------------------------
Review this section for details       The Investment Advisor
on the people and organizations       The Distributor and Administrator
who oversee the Funds.

                         [LOGO] SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------
Review this section for details       Choosing a Share Class
on how shares are valued, how         Pricing of Fund Shares
to purchase, sell and exchange        Purchasing and Adding to Your Shares
shares, related charges and           Selling Your Shares
payments of dividends and             General Policies on Selling Shares
distributions.                        Distribution Arrangements/Sales Charges
                                      Distribution and Service (12b-1)
                                      Fees and Shareholder Servicing Fees
                                      Exchanging Your Shares
                                      Dividends, Distributions and Taxes

                    [LOGO] OTHER INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------
                              Financial Highlights

--------------------------------------------------------------------------------

[ICON]   RISK/RETURN SUMMARY AND FUND EXPENSES                          OVERVIEW
--------------------------------------------------------------------------------

THE FUNDS                               AmSouth Funds  is  a  mutual fund family
                                        that offers different  classes of shares
                                        in   separate   investment    portfolios
                                        ("Funds").  The  Funds  have  individual
                                        investment  goals and  strategies.  This
                                        prospectus     gives    you    important
                                        information about the Class A Shares and
                                        Class  B  Shares  of  the  Retail  Money
                                        Market Funds and the Institutional Class
                                        1  Shares,   formerly  Class  I  Shares,
                                        Institutional  Class 2 Shares,  formerly
                                        Class II Shares, and Institutional Class
                                        3 Shares,  formerly Class III Shares, of
                                        the Institutional Money Market Fund (the
                                        Retail    Money    Market    Funds   and
                                        Institutional   Money  Market  Fund  are
                                        collectively  the "Money Market  Funds")
                                        that you should know  before  investing.
                                        The Retail Money Market Funds also offer
                                        an  additional  class of  shares  called
                                        Class I Shares,  formerly  Trust Shares,
                                        which   is   offered   in   a   separate
                                        prospectus. Please read this prospectus and keep it for future reference.

                                        Each  of the  Funds  described  in  this
                                        prospectus  is a mutual  fund.  A mutual
                                        fund  pools   shareholders'  money  and,
                                        using professional  investment managers,
                                        invests it in securities like stocks and
                                        bonds.   Before  you  look  at  specific
                                        Funds, you should know a few general basics about investing in mutual funds.

                                        ALTHOUGH  THE FUNDS SEEK TO PRESERVE THE
                                        VALUE  OF  YOUR  INVESTMENT  AT  $1  PER
                                        SHARE,  AS WITH OTHER  INVESTMENTS,  YOU
                                        COULD LOSE MONEY ON YOUR INVESTMENT IN A
                                        FUND. YOUR INVESTMENT IN A FUND IS NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS AFFILIATES, OR ANY BANK. IT IS
                                        NOT   INSURED   BY  THE   FDIC   OR  ANY
                                        GOVERNMENT AGENCY.

                                        Each  Fund has its own  investment  goal
                                        and  strategies  for reaching that goal.
                                        However,  it cannot be guaranteed that a
                                        Fund  will  achieve  its  goal.   Before
                                        investing, make sure that the Fund's goal matches your own.

                                        The  portfolio   manager   invests  each
                                        Fund's assets in a way that the manager believes will help the Fund achieve its goal. A manager's judgments about the stock markets, economy and companies, or selecting investments may cause a Fund to underperform other funds with similar objectives.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                                   OVERVIEW
--------------------------------------------------------------------------------

                                        MONEY MARKET FUNDS

                                        These Funds seek current income with liquidity and stability of principal by investing primarily in short-term debt securities. The Funds seek to maintain a stable price of $1.00 per share.

WHO MAY WANT TO INVEST                  Consider investing in these Funds if you
                                        are:

                                        o    seeking   preservation   of capital
                                        o    investing   short-term     reserves
                                        o    willing  to  accept lower potential
                                             returns  in  exchange for  a higher
                                             degree of safety
                                        o    in the case of the Tax-Exempt Money
                                             Market  Fund, seeking  federal tax-
                                             exempt income

                                        These Funds may not be appropriate if you are:

                                        o    seeking   high    total      return
                                        o    pursuing  a  long-term   goal    or
                                             investing for retirement

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  current  income   with
                                        liquidity and stability of principal.

PRINCIPAL INVESTMENT STRATEGIES         The  Fund  invests  only in U.S. dollar-
                                        denominated,  "high-quality"  short-term
                                        debt    securities,     including    the
                                        following:

                                        o    Obligations issued or guaranteed by
                                             the U.S.  government,  its agencies
                                             or instrumentalities
                                        o    Certificates   of   deposit,   time
                                             deposits,  bankers' acceptances and
                                             other short-term  securities issued
                                             by  domestic  or  foreign  banks or
                                             their subsidiaries or branches
                                        o    Domestic   and   foreign commercial
                                             paper    and    other    short-term
                                             corporate     debt     obligations,
                                             including  those with  floating  or
                                             variable rates of interest
                                        o    Obligations  issued  or  guaranteed
                                             by one or more foreign  governments
                                             or      their      agencies      or
                                             instrumentalities,        including
                                             obligations    of     supranational
                                             entities
                                        o    Asset-backed securities
                                        o    Repurchase  agreements  collateral-
                                             ized  by  the  types of  securities
                                             listed above

                                        "High-quality" debt securities are those
                                        obligations   which,   at  the  time  of
                                        purchase,   (i)   possess   the  highest
                                        short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's, a division of McGraw-Hill Companies, Inc., and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                                        When selecting securities for the Fund's
                                        portfolio,  the Advisor first  considers
                                        safety of  principal  and the quality of
                                        an investment.  The Advisor then focuses
                                        on  generating  a high  level of income.
                                        The    Advisor    generally    evaluates
                                        investments   based  on  interest   rate
                                        sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 19 or consult the SAI.

Principal Investment Risks              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities, such as bonds. The lower a security's rating, the greater its

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        credit risk.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 27.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                       PERFORMANCE BAR CHART AND TABLE
                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                       12/31 FOR CLASS A SHARES(1), (2)

                                  [BAR GRAPH]
                  1992                                   3.39%
                  1993                                   2.61%
                  1994                                   3.72%
                  1995                                   5.50%
                  1996                                   4.84%
                  1997                                   4.98%
                  1998                                   4.88%
                  1999                                   4.49%
                  2000                                   5.73%
                  2001                                   3.46%
                ----------------------------------------------------------------
                  The Fund's total return from 1/1/02 to 9/30/02 was 0.78%.
                ----------------------------------------------------------------

The returns for Class B Shares will differ from the Class A Shares' returns shown on the bar chart because of differences in the expenses of each class. The table below assumes that Class B shareholders redeem all of their Fund shares at the end of the period indicated.

                       Best quarter:            1.48%          9/30/00
                       Worst quarter:           0.45%          12/31/01
                     --------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS
                                      (for the periods ending
                                      December 31, 2001)(1)
                           --------------------------------------------------

                                1         5         10        SINCE INCEPTION
                              YEAR      YEARS      YEARS         (8/8/88)
                         -------------------------------------------------------
 CLASS A SHARES(2)           3.46%      4.70%      4.35%         5.17%
                         -------------------------------------------------------
 CLASS B SHARES(3)
  (with applicable
  Contingent Deferred
  Sales Charge)             -2.32%       N/A        N/A          0.72%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

(3) Class B Shares were first offered on June 15, 1998.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares and Class B Shares was 1.39% and 0.64%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.24% for Class A Shares and 0.49% for Class B Shares, for this time period. For current yield information on

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Prime Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

CONTINGENT DEFERRED SALES CHARGE

Some Fund share classes impose a back end sales charge (load) if you sell your shares before a certain period of time has elapsed. This is called a Contingent Deferred Sales Charge.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES             CLASS A SHARES    CLASS B SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)
Maximum Sales Charge (Load) on Purchases          None              None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)              None              5.00%(2)
--------------------------------------------------------------------------------
Redemption Fee(3)                                 0.00%             0.00%

ANNUAL FUND OPERATING EXPENSES              CLASS A SHARES    CLASS B SHARES
(FEES PAID FROM FUND ASSETS)

Management Fee                                    0.40%             0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee           0.00%             0.75%
--------------------------------------------------------------------------------
Other Expenses(4)                                 0.54%             0.54%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(4)                  0.94%             1.69%
----------------------------------------------------- --------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) For former Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC as follows: 4%, 3%, 3%, 2%, 2%, 1%, 0%. For all other Class B Shares held continuously, the CDSC declines over a six-year period as follows: 5%, 4%, 3%, 3%, 2%, 1% to 0% in the seventh and eighth years. Approximately eight years after purchase (seven years in the case of Shares acquired in the ISG combination), Class B Shares automatically convert to Class A Shares.

(3) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(4) Other expenses are being limited to 0.39% for Class A Shares and 0.39% for Class B Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.79% and for Class B Shares are 1.54%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period

--------------------------------------------------------------------------------

                                                                   AMSOUTH PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

     o    no changes in the Fund's operating expenses

                                           EXPENSE EXAMPLE

                                             1         3         5        10
                                            YEAR     YEARS     YEARS     YEARS

                 CLASS A SHARES              $96     $300      $520      $1,155
               -----------------------------------------------------------------
                 CLASS B SHARES

                 Assuming redemption        $672     $833     $1,118     $1,799

                 Assuming no redemption     $172     $533      $918      $1,799
               -----------------------------------------------------------------

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

                                                           AMSOUTH U.S. TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  current  income   with
                                        liquidity  and  stability  of principal.

PRINCIPAL INVESTMENT STRATEGIES         To  pursue this goal,  the Fund  invests
                                        primarily     in     short-term     U.S.
                                        dollar-denominated obligations issued by
                                        the  U.S.   Treasury   ("U.S.   Treasury
                                        Securities")  and repurchase  agreements
                                        collateralized    by    U.S.    Treasury
                                        Securities.

                                        The Fund invests based on considerations
                                        of safety of  principal  and  liquidity,
                                        which   means  that  the  Fund  may  not
                                        necessarily  invest in securities paying
                                        the   highest   available   yield  at  a
                                        particular  time.  The Fund will attempt
                                        to increase its yield by trading to take
                                        advantage    of    short-term     market
                                        variations.    The   Advisor   generally
                                        evaluates investments based on interest rate sensitivity.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 19 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 19.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

                                                           AMSOUTH U.S. TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                       PERFORMANCE BAR CHART AND TABLE
                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                       12/31 FOR CLASS A SHARES(1), (2)

                                  [BAR GRAPH]

                  1992                                   3.32%
                  1993                                   2.54%
                  1994                                   3.55%
                  1995                                   5.30%
                  1996                                   4.62%
                  1997                                   4.65%
                  1998                                   4.50%
                  1999                                   4.06%
                  2000                                   5.72%
                  2001                                   3.29 %
                ----------------------------------------------------------------
                  The Fund's total return from 1/1/02 to 9/30/02 was 0.67%.
                ----------------------------------------------------------------


                       Best quarter:           1.37%          12/31/00
                       Worst quarter:          0.44%          12/31/01
                     -----------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS
                                    (for the periods ending
                                    December 31, 2001)(1)
                           -----------------------------------------------------

                              1         5          10        SINCE INCEPTION
                            YEAR      YEARS      YEARS           (9/8/88)
                       ---------------------------------------------------------
  CLASS A SHARES(2)         3.29%     4.35%      4.10%            4.91%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was 1.35%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.30% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

                                                           AMSOUTH U.S. TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

As an  investor  in the  U.S.  Treasury  Money  Market  Fund,  you  will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)

Maximum Sales Charge (Load) on Purchases                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                              None
--------------------------------------------------------------------------------
Redemption Fee(2)                                                 0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS A SHARES
(FEES PAID FROM FUND ASSETS)

Management Fee                                                    0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                           0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                                 0.60%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                                  1.00%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.55% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.95%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

                                                           AMSOUTH U.S. TREASURY
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                      EXPENSE EXAMPLE

                                       1          3          5          10
                                     YEAR       YEARS      YEARS      YEARS

                CLASS A SHARES       $102       $318       $552      $1,225
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                              AMSOUTH TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  as  high  a  level  of
                                        current   interest  income  exempt  from
                                        federal income tax as is consistent with the preservation of capital and relative stability of principal.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund    invests    primarily    in
                                        short-term   municipal  securities  that
                                        provide   income  that  is  exempt  from
                                        federal  income  tax  and  is  not a tax
                                        preference  item  for  purposes  of  the
                                        federal    alternative    minimum   tax.
                                        Short-term municipal securities are debt
                                        obligations,  such as bonds  and  notes,
                                        issued  by  states,   territories,   and
                                        possessions of the United States and their political subdivisions, agencies, and instrumentalities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a demand feature permitting the Fund to demand payment within a year. The Fund may also invest up to 10% of its total assets in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

                                        When selecting securities for the Fund's
                                        portfolio,  the Advisor first  considers
                                        safety of  principal  and the quality of
                                        an investment.  The Advisor then focuses
                                        on  generating  a high  level of income.
                                        The    Advisor    generally    evaluates
                                        investments   based  on  interest   rate
                                        sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and that the Advisor believes to be the best relative values.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        The Fund may  invest  in  certain  other
                                        short-term  debt  securities in addition
                                        to  those  described  above.  For a more
                                        complete   description  of  the  various
                                        securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 19 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

                                        TAX RISK: The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

                                        For more information  about these risks,
                                        please  see  the  Additional  Investment
                                        Strategies  and   Risks  on  page    19.

--------------------------------------------------------------------------------

                                                              AMSOUTH TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

                                                              AMSOUTH TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                       PERFORMANCE BAR CHART AND TABLE
                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                       12/31 FOR CLASS A SHARES(1), (2)

                                  [BAR GRAPH]

                  1992                                   2.59%
                  1993                                   1.92%
                  1994                                   2.33%
                  1995                                   3.44%
                  1996                                   2.95%
                  1997                                   3.10%
                  1998                                   2.89%
                  1999                                   2.72%
                  2000                                   3.35%
                  2001                                   1.91%
                ----------------------------------------------------------------
                  The Fund's total return from 1/1/02 to 9/30/02 was 0.47%.
                ----------------------------------------------------------------

                       Best quarter:             0.91%          6/30/95
                       Worst quarter:            0.26%          12/31/01
                     ------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS
                                    (for the periods ending
                                    December 31, 2001)(1)
                       ---------------------------------------------------------

                         1             5          10        SINCE INCEPTION
                       YEAR          YEARS      YEARS          (6/27/90)
                       ---------------------------------------------------------
 CLASS A SHARES(2)     1.91%         2.78%      2.72%            2.95%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Class A Shares, which were first offered on 4/1/96, is based on the historical performance of the Class I Shares prior to that date.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was 0.86%. Without fee waivers and expense reimbursements, the Fund's yield would have been 0.71% for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

                                                              AMSOUTH TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Tax-Exempt Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)

Maximum Sales Charge (Load) on Purchases                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                              None
--------------------------------------------------------------------------------
Redemption Fee(2)                                                 0.00%

ANNUAL FUND OPERATING EXPENSES                              CLASS A SHARES
(FEES PAID FROM FUND ASSETS)

Management Fee                                                    0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                           0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                                 0.56%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                                  0.96%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.41% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.81%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

                                                              AMSOUTH TAX-EXEMPT
RISK/RETURN SUMMARY AND FUND EXPENSES                          MONEY MARKET FUND
--------------------------------------------------------------------------------

                                      EXPENSE EXAMPLE

                                       1          3          5         10
                                     YEAR       YEARS      YEARS      YEARS

                CLASS A SHARES       $98        $306       $531      $1,178
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  to  provide  investors
                                        with as high a level of  current  income
                                        as is consistent  with the  preservation
                                        of  capital  and  the   maintenance   of
                                        liquidity.

PRINCIPAL INVESTMENT STRATEGIES         The  Fund  invests  primarily  in   U.S.
                                        Treasury   Securities   and   repurchase
                                        agreements in respect thereof.  The Fund
                                        may  invest  up to 20% of its  assets in
                                        other   securities   guaranteed   as  to
                                        payment of principal and interest by the
                                        U.S.     government    and    repurchase
                                        agreements in respect thereof.

                                        The interest income from the Fund's investment in direct obligations of the United States is exempt from state and local, but not federal, income taxes. Dividends attributable to income from repurchase agreements are subject to federal, state and local income taxes.

                                        The Fund invests based on considerations
                                        of safety of  principal  and  liquidity,
                                        which   means  that  the  Fund  may  not
                                        necessarily  invest in securities paying
                                        the   highest   available   yield  at  a
                                        particular  time.  The Fund will attempt
                                        to increase its yield by trading to take
                                        advantage    of    short-term     market
                                        variations.    The   Advisor   generally
                                        evaluates investments based on interest rate sensitivity.

                                        For a more complete  description  of the
                                        securities in which the Fund may invest,
                                        please   see    Additional    Investment
                                        Strategies and Risks on page 19 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund  may  be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the Fund's yield will decrease due to a decrease in interest rates or that the value of the Fund's investments will decline due to an increase in interest rates.

                                        A security  backed by the U.S.  Treasury
                                        or the  full  faith  and  credit  of the
                                        United States is  guaranteed  only as to
                                        timely payment of interest and principal
                                        when  held  to  maturity.   Neither  the
                                        market value of such securities nor the Fund's share price is guaranteed.

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 19.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENTS AT $1 PER SHARE, IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                       PERFORMANCE BAR CHART AND TABLE
                       YEAR-BY-YEAR TOTAL RETURNS AS OF
                       12/31 FOR CLASS A SHARES(1), (2)

                                  [BAR GRAPH]

                  1993                                   2.06%
                  1994                                   4.05%
                  1995                                   5.41%
                  1996                                   4.78%
                  1997                                   4.78%
                  1998                                   4.68%
                  1999                                   4.38%
                  2000                                   5.54%
                  2001                                   3.47%

                ----------------------------------------------------------------
                  The Fund's total return from 1/1/02 to 9/30/02 was 0.78%.
                ----------------------------------------------------------------


                       Best quarter:             1.43%          12/31/00
                       Worst quarter:            0.00%          12/31/93
                     -----------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS
                                    (for the periods ending
                                    December 31, 2001)(1)
                       ---------------------------------------------------------

                         1             5          SINCE INCEPTION
                       YEAR          YEARS           (10/1/92)*
                       -----------------------------------------------
 CLASS A SHARES        3.47%         4.56%             4.34%
----------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

As of December 31, 2001, the Fund's 7-day yield for Class A Shares was 1.38%. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.23% for Class A Shares for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in The Wall Street Journal each Thursday.

* The Treasury Reserve Money Market Fund commenced operations on 3/29/94 through a transfer of assets from collective trust fund accounts managed by the Advisor, using materially equivalent investment objectives, policies and methodologies as the Fund. The quoted performance of the Fund includes the performance of these trust accounts for periods prior to the Fund's commencement of operations, as adjusted to reflect the expenses associated with the Fund. The trust accounts were not registered with the SEC and were not subject to the investment restrictions imposed by law on registered mutual funds. If these trust accounts had been registered, their returns may have been lower.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the AmSouth Treasury Reserve Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                FEES AND EXPENSES

SHAREHOLDER TRANSACTION EXPENSES                            CLASS A SHARES
(EXPENSES PAID BY YOU DIRECTLY)(1)

Maximum Sales Charge (Load) on Purchases                          None
--------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load)                              None
--------------------------------------------------------------------------------
Redemption Fee(2)                                                 0.00%

ANNUAL FUND OPERATING EXPENSES                           CLASS A SHARES
(FEES PAID FROM FUND ASSETS)

Management Fee                                                    0.40%
--------------------------------------------------------------------------------
Distribution and/or Service (12b-1) Fee                           0.00%
--------------------------------------------------------------------------------
Other Expenses(3)                                                 0.56%
--------------------------------------------------------------------------------
Total Fund Operating Expenses(3)                                  0.96%
--------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other case management services provided in connection with investment in the Funds.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses are being limited to 0.39% for Class A Shares. Total expenses after fee waivers and expense reimbursements for Class A Shares are 0.79%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return
     o    redemption at the end of each period
     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY AND FUND EXPENSES                   AMSOUTH TREASURY RESERVE
                                                               MONEY MARKET FUND
--------------------------------------------------------------------------------

                                      EXPENSE EXAMPLE

                                       1          3          5         10
                                     YEAR       YEARS      YEARS      YEARS

                CLASS A SHARES       $98        $306       $531      $1,178
              ------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE                    The  Fund  seeks  current  income   with
                                        liquidity  and  stability  of principal.

PRINCIPAL INVESTMENT STRATEGIES         The   Fund   invests   only   in    U.S.
                                        dollar-denominated,       "high-quality"
                                        short-term debt securities, including the following:

                                             o     Obligation     issued      or
                                                   guaranteed    by   the   U.S.
                                                   government,  its  agencies or
                                                   instrumentalities

                                             o     Certificates of deposit, time
                                                   deposits,            bankers'
                                                   acceptances     and     other
                                                   short-term  securities issued
                                                   by domestic or foreign  banks
                                                   or  their   subsidiaries   or
                                                   branches

                                             o     Domestic      and     foreign
                                                   commercial  paper  and  other
                                                   short-term   corporate   debt
                                                   obligations,  including those
                                                   with   floating  or  variable
                                                   rates of interest
                                             o     Obligations     issued     or
                                                   guaranteed  by  one  or  more
                                                   foreign  governments or their
                                                   agencies or instrumentalities
                                                   including    obligations   of
                                                   supranational entities
                                             o     Asset-backed       securities
                                             o     Repurchase         agreements
                                                   collateralized  by the  types
                                                   of  securities  listed  above

                                        "High-quality" debt securities are those
                                        obligations   which,   at  the  time  of
                                        purchase,   (i)   possess   the  highest
                                        short-term rating from at least two nationally recognized statistical rating organizations (an "NRSRO") (for example, commercial paper rated "A-1" by Standard & Poor's, a division of McGraw-Hill Companies, Inc., and "P-1" by Moody's Investors Service, Inc.) or one NRSRO if only rated by one NRSRO or (ii) if unrated, are determined by the Advisor to be of comparable quality.

                                        When selecting securities for the Fund's
                                        portfolio,  the Advisor first  considers
                                        safety of  principal  and the quality of
                                        an investment.  The Advisor then focuses
                                        on  generating  a high  level of income.
                                        The    Advisor    generally    evaluates
                                        investments   based  on  interest   rate
                                        sensitivity selecting those securities whose maturities fit the Fund's interest rate sensitivity target and which the Advisor believes to be the best relative values.

                                        The  Fund  will   maintain   an  average
                                        weighted portfolio maturity of 90 days or less and will limit the maturity of each security in its portfolio to 397 days or less.

                                        For a more complete description of the securities in which the Fund may invest, please see the Additional Investment Strategies and Risks on page 19 or consult the SAI.

PRINCIPAL INVESTMENT RISKS              Your  investment  in  the  Fund   may be
                                        subject  to  the   following   principal
                                        risks:

                                        INTEREST RATE RISK: The possibility that the value of the Fund's investments will decline due to an increase in interest rates or that the Fund's yield will decrease due to a decrease in interest rates.

                                        CREDIT  RISK:  The  possibility  that an
                                        issuer  cannot make timely  interest and
                                        principal    payments    on   its   debt
                                        securities,  such as bonds.  The lower a
                                        security's   rating,   the  greater  its
                                        credit risk.

--------------------------------------------------------------------------------

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

                                        For more information about these risks, please see the Additional Investment Strategies and Risks on page 19.

                                        AN  INVESTMENT  IN  THE  FUND  IS  NOT A
                                        DEPOSIT  OR  AN  OBLIGATION  OF  AMSOUTH
                                        BANK, ITS  AFFILIATES,  OR ANY BANK, AND
                                        IT IS NOT INSURED OR  GUARANTEED  BY THE
                                        FEDERAL DEPOSIT INSURANCE CORPORATION OR
                                        ANY OTHER  GOVERNMENT  AGENCY.  ALTHOUGH
                                        THE FUND SEEKS TO PRESERVE  THE VALUE OF
                                        YOUR  INVESTMENT AT $1 PER SHARE,  IT IS
                                        POSSIBLE TO LOSE MONEY BY  INVESTING  IN
                                        THE FUND.

--------------------------------------------------------------------------------

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

The bar chart and table on this page show how the Fund has performed and how its performance has varied from year to year. The bar chart gives some indication of risk by showing changes in the Fund's yearly performance to demonstrate that the Fund's value varied at different times. The table below it shows the Fund's performance over time. Of course, past performance does not indicate how the Fund will perform in the future.

                                PERFORMANCE BAR CHART AND TABLE
                                YEAR-BY-YEAR TOTAL RETURNS AS OF
                         12/31 FOR INSTITUTIONAL CLASS 1 SHARES (1), (2)

                                          [BAR GRAPH]

                  1999                                            5.07%
                  2000                                            6.33%
                  2001                                            3.99%
                ----------------------------------------------------------------
                  The Fund's total return from 1/1/02 to 9/30/02 was 1.19%.
                ----------------------------------------------------------------

The returns for Institutional Class 2 Shares and Institutional Class 3 Shares will differ from the Institutional Class 1 Shares returns shown on the bar chart because of differences in the expenses of each class.

                       Best quarter:             1.63%          9/30/00
                       Worst quarter:            0.60%          12/31/01
                       ---------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS
                                    (for the periods ending
                                    December 31, 2001)(1)
                       ---------------------------------------------------------

                                             1                SINCE INCEPTION
                                           YEAR                  (9/15/98)

INSTITUTIONAL CLASS 1 SHARES               3.99%                   5.11%
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS 2 SHARES(2)            3.73%                   4.85%
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS 3 SHARES(2)            3.47%                   4.59%
--------------------------------------------------------------------------------

(1) Both charts assume reinvestment of dividends.

(2) Performance for the Institutional Class 2 and Institutional Class 3 Shares, which were first offered on 2/19/99 and 2/22/99, respectively, are based on the historical performance of the Institutional Class 1 Shares prior to that date.

As of December 31, 2001, the Fund's 7-day yield for Institutional Class 1, Institutional Class 2 and Institutional Class 3 Shares was 1.97%, 1.72% and 1.46%, respectively. Without fee waivers and expense reimbursements, the Fund's yield would have been 1.84%, 1.59% and 1.33%, respectively, for this time period. For current yield information on the Fund, call 1-800-451-8382. The Fund's yield appears in THE WALL STREET JOURNAL each Thursday.

--------------------------------------------------------------------------------

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------

As an investor in the Institutional Prime Obligations Money Market Fund, you will pay the following fees and expenses when you buy and hold shares. Shareholder transaction fees are paid from your account. Annual Fund operating expenses are paid out of Fund assets, and are reflected in the share price.

                                           FEES AND EXPENSES

 SHAREHOLDER TRANSACTION EXPENSES                INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
 (EXPENSES PAID BY YOU                           CLASS 1 SHARES     CLASS 2 SHARES     CLASS 3 SHARES
 DIRECTLY)(1)

 Maximum Sales Charge (Load) on Purchases             None               None               None
------------------------------------------------------------------------------------------------------
 Maximum Deferred Sales Charge (Load)                 None               None               None
------------------------------------------------------------------------------------------------------
 Redemption Fee(3)                                    0.00%              0.00%              0.00%

 ANNUAL FUND OPERATING EXPENSES                  INSTITUTIONAL      INSTITUTIONAL      INSTITUTIONAL
 (FEES PAID FROM FUND ASSETS)                    CLASS 1 SHARES     CLASS 2 SHARES     CLASS 3 SHARES
 Management Fee                                       0.20%              0.20%              0.20%
------------------------------------------------------------------------------------------------------
 Distribution and/or Service (12b-1) Fee              0.00%              0.25%              0.50%
------------------------------------------------------------------------------------------------------
 Other Expenses(4)                                    0.19%              0.19%              0.19%
------------------------------------------------------------------------------------------------------
 Total Fund Operating Expenses(4)                     0.39%              0.64%              0.89%
------------------------------------------------------------------------------------------------------

(1) AmSouth Bank or other financial institutions may charge their customer account fees for automatic investment and other cash management services provided in connection with investment in the Fund.

(2) A wire transfer fee of $7.00 will be deducted from the amount of your redemption if you request a wire transfer.

(3) Other expenses for each class are being limited to 0.05%, 0.05%, and 0.05% for Institutional Class 1, Institutional Class 2 and Institutional Class 3
Shares, respectively. Total expenses after fee waivers and expense reimbursements for each class are: Institutional Class 1 Shares, 0.25%; Institutional Class 2 Shares, 0.50%; and Institutional Class 3 Shares, 0.75%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Use the example at right to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the amount of fees and expenses you would pay, assuming the following:

     o    $10,000 investment
     o    5% annual return

     o    redemption at the end of each period

     o    no changes in the Fund's operating expenses

Because actual returns and operating expenses will be different, this example is for comparison only.

--------------------------------------------------------------------------------

                                                     AMSOUTH INSTITUTIONAL PRIME
RISK/RETURN SUMMARY AND FUND EXPENSES              OBLIGATIONS MONEY MARKET FUND
--------------------------------------------------------------------------------


                                  EXPENSE EXAMPLE

                                    1        3          5          10
                                  YEAR     YEARS      YEARS       YEARS
        INSTITUTIONAL CLASS 1
          SHARES                  $40      $125       $219        $493
      --------------------------------------------------------------------------
        INSTITUTIONAL CLASS 2
          SHARES                  $65      $205       $357        $798

        INSTITUTIONAL CLASS 3
          SHARES                  $91      $284       $493      $1,096
      --------------------------------------------------------------------------

--------------------------------------------------------------------------------

[LOGO]   ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

      MONEY MARKET FUNDS

      U.S. TREASURY MONEY MARKET FUND -- Under normal circumstances, the Fund will invest at least 80% of its assets in short-term obligations issued by the U.S. Treasury ("U.S. Treasury Securities") and repurchase agreements collateralized by U.S. Treasury Securities. This policy will not be changed without 60 days' advance notice to shareholders.

      TAX-EXEMPT MONEY MARKET FUND -- As a fundamental policy, the Fund will invest, under normal circumstances, at least 80% of its assets in securities the income from which is exempt from federal income tax. Additionally, as a fundamental policy, under normal market conditions at least 80% of the Fund's total assets will be invested in municipal securities and in securities of money market mutual funds that invest primarily in obligations exempt from federal income tax. It is also a fundamental policy that the Fund may invest up to 20% of its total assets in obligations the interest on which is either subject to federal income tax or is treated as a tax preference item for purposes of the federal alternative minimum tax ("Taxable Obligations"). For temporary defensive purposes, however, the Fund may increase its short-term Taxable Obligations to over 20% of its total assets and hold uninvested cash reserves pending investment. Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers' acceptances of selected banks, and commercial paper.

      The Fund will invest only in those municipal securities and other obligations that are considered by the Advisor to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees.

      TREASURY RESERVE MONEY MARKET FUND -- As a fundamental policy, the Fund will invest at least 65% of its total assets in securities issued by the U.S. Treasury and repurchase agreements in respect thereof. Additionally, under normal circumstances, the Fund will invest at least 80% of its assets in U.S. Treasury securities and repurchase agreements in respect thereof. This policy will not be changed without 60 days' advance notice to shareholders. The remainder of its assets may be invested in other securities guaranteed as to payment of principal and interest by the U.S. government and repurchase agreements in respect thereof. However, the Fund will not invest in securities issued or guaranteed by U.S. government agencies, instrumentalities or government-sponsored enterprises that are not backed by the full faith and credit of the United States. The Fund also may enter into reverse repurchase agreements with banks, brokers or dealers. The Fund will use the cash to make investments which either mature or have a demand feature to resell to the issuer at a date simultaneous with or prior to the time the Fund must repurchase the security.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. Each security and technique involves certain risks. The following table describes the primary securities and techniques the Funds are authorized to use, as well as the main risks they pose. Fixed income securities are primarily influenced by market, credit and prepayment risks, although certain securities may be subject to additional risks. You may also consult the Statement of Additional Information for additional details regarding these and other permissible investments. Following the table is a more complete discussion of risk.

        FUND NAME                                                 FUND CODE
        ---------                                                 ---------

        Prime Money Market Fund                                       1
        U.S. Treasury Money Market Fund                               2
        Tax-Exempt Money Market Fund                                  3
        Treasury Reserve Money Market Fund                            4
        Institutional Prime Obligations Money Market Fund             5

INSTRUMENT                          CODE TYPE                 RISK TYPE
----------                          ---------                 ---------

ASSET-BACKED       SECURITIES:      1,5                       Pre-payment
Securities  secured by company                                Market
receivables,    home    equity                                Credit
loans,  truck and auto  loans,                                Interest Rate
leases,       credit      card                                Regulatory
receivables      and     other                                Liquidity
securities   backed  by  other
types of  receivables or other
assets.

BANKERS' ACCEPTANCES: Bills of      1,3,5                     Credit
exchange or time drafts  drawn                                Liquidity
on   and    accepted    by   a                                Market
commercial  bank.   Maturities                                Interest Rate
are  generally  six  months or
less.

CERTIFICATES    OF    DEPOSIT:      1,3,5                     Market
Negotiable  instruments with a                                Credit Liquidity
stated maturity.                                              Interest Rate

COMMERCIAL PAPER:  Secured and      1,3,5                     Credit
unsecured           short-term                                Liquidity
promissory   notes  issued  by                                Market
corporations     and     other                                Interest Rate
entities. Maturities generally
vary  from a few  days to nine
months.

DEMAND  FEATURES:   Securities      1,3,5                     Market
that are  subject  to puts and                                Liquidity
standby     commitments     to                                Management
purchase the  securities  at a
fixed  price   (usually   with
accrued   interest)  within  a
fixed period of time following
demand by a Fund.

DERIVATIVES: Instruments whose      1,3,5                     Management
value  is   derived   from  an                                Market
underlying contract,  index or                                Credit
security,  or any  combination                                Interest Rate
thereof,   including  futures,                                Liquidity Leverage
options (e.g., put and calls),
options   on   futures,   swap
agreements,      and      some
mortgage-backed securities.

FOREIGN SECURITIES: Commercial      1,5                       Market
paper of foreign  issuers  and                                Political
obligations  of foreign banks,                                Liquidity
overseas   branches   of  U.S.                                Foreign Investment
banks    and     supranational
entities.

--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INSTRUMENT                          CODE TYPE                 RISK TYPE
----------                          ---------                 ---------

FUNDING AGREEMENTS: Also known      1,5                       Liquidity
as    guaranteed    investment                                Credit
contracts,  an agreement where                                Market
a Fund  invests  an  amount of                                Interest Rate
cash with an insurance company
and  the   insurance   company
credits such  investment  on a
monthly basis with  guaranteed
interest  which is based on an
index.     These    agreements
provide  that  the  guaranteed
interest will not be less than
a certain minimum rate.  These
agreements  also  provide  for
adjustment   of  the  interest
rate     monthly    and    are
considered    variable    rate
instruments.           Funding
Agreements    are   considered
illiquid   investments,   and,
together       with      other
instruments  in the Fund which
are  not  readily  marketable,
may  not  exceed  10%  of  the
Fund's net assets.

INVESTMENT COMPANY SECURITIES:      1-5                       Market
Shares  of  other   registered
investment    companies   with
similar 1-5 Market  investment
objectives.  A Fund may invest
up to 5% of its  assets in the
shares  of any one  registered
investment  company,  but  may
not  own  more  than 3% of the
securities    of    any    one
registered  investment company
or invest more than 10% of its
assets  in the  securities  of
other  registered   investment
companies. As a shareholder of
an investment  company, a Fund
will      indirectly      bear
investment  management fees of
that investment company, which
are   in   addition   to   the
management  fees the Fund pays
its own Advisor.

MORTGAGE-BACKED    SECURITIES:      1,5                       Pre-payment
Debt  obligations  secured  by                                Market
real estate loans and pools of                                Credit
loans.      These      include                                Regulatory
collateralized        mortgage
obligations  and  real  estate
mortgage investment conduits.

MUNICIPAL          SECURITIES:      3                         Market
Securities  issued  by a state                                Credit
or  political  subdivision  to                                Political
obtain   funds   for   various                                Tax
public   purposes.   Municipal                                Regulatory
securities   include   private                                Interest Rate
activity  bonds and industrial
development  bonds, as well as
general  obligation bonds, tax
anticipation    notes,    bond
anticipation  notes,   revenue
anticipation  notes,   project
notes,     other    short-term
tax-exempt        obligations,
municipal     leases,      and
obligations    of    municipal
housing   authorities  (single
family revenue bonds).

There are two general types of
municipal    bonds:    General
obligation  bonds,  which  are
secured by the taxing power of
the issuer, and revenue bonds,
which  take  many  shapes  and
forms but are generally backed
by  revenue  from  a  specific
project or tax. These include,
but   are  not   limited   to,
certificates of  participation
(COPs);  utility and sales tax
revenues; tax increment or tax
allocations;    housing    and
special     tax,     including
assessment     district    and
community  facilities district
(Mello-Roos)  issues which are
secured   by   specific   real
estate    parcels;    hospital
revenue;     and    industrial
development   bonds  that  are
secured by a private company.

REPURCHASE   AGREEMENTS:   The      1-5                       Market
purchase of a security and the                                Leverage
simultaneous   commitment   to
return  the  security  to  the
seller at an agreed upon price
on an agreed  upon date.  This
is treated as a loan.

REVERSE REPURCHASE  AGREEMENT:      1-5                       Market
The sale of a security and the                                Leverage
simultaneous commitment to buy
the security back at an agreed
upon  price on an agreed  upon
date.  This  is  treated  as a
borrowing by a Fund.

SECURITIES    LENDING:     The      1-5                       Market
lending  of a percentage    of                                Leverage
the Fund's  total assets.   In                                Liquidity Credit
return,  the Fund will receive
cash, other securities, and/or
letters of credit.

TAX-EXEMPT  COMMERCIAL  PAPER:      3                         Credit
Commercial   paper  issued  by                                Liquidity
governments, and/or letters of                                Market
credit.                                                       Tax

TIME DEPOSITS:  Non-negotiable      1,3,5                     Liquidity
receipts  issued  by a bank in                                Credit Market
exchange  for the  deposit  of
funds.

INSTRUMENT                          CODE TYPE                 RISK TYPE
----------                          ---------                 ---------

TREASURY  RECEIPTS:   Treasury      1,3,5                     Market
receipts,  Treasury investment
growth      receipts,      and
certificates   of  accrual  of
Treasury securities.

U.S.     GOVERNMENT     AGENCY      1,3-5                     Market
SECURITIES:  Securities issued                                Credit
by        agencies         and                                Interest Rate
instrumentalities  of the U.S.
government.    These   include
Ginnie Mae,  Fannie  Mae,  and
Freddie   Mac.   The  Treasury
Reserve Money Market Fund will
only invest in such securities
if they are backed by the full
faith and credit of the United
States.

U.S.   TREASURY   OBLIGATIONS:      1-5                       Market
Bills,      notes,      bonds,
separately  traded  registered
interest     and     principal
securities,  and coupons under
bank-entry safekeeping.

VARIABLE  AMOUNT MASTER DEMAND      1,3,5                     Credit
NOTES:  Unsecured demand notes                                Liquidity
that  permit the  indebtedness                                Interest Rate
to vary and provide  Liquidity
for  periodic  adjustments  in
the interest rate according to
the  terms of the  instrument.
Because  master  demand  notes
are       direct       lending
arrangements  between  a  Fund
and the  issuer,  they are not
normally   traded.    Although
there is no  secondary  market
in these  notes,  the Fund may
demand  payment  of  principal
and   accrued    interest   at
specified intervals.

VARIABLE  AND  FLOATING   RATE      1,3,5                     Credit
INSTRUMENTS:  Obligations with                                Liquidity
interest rates which are reset                                Market
daily,  weekly,  quarterly  or                                Interest Rate
some  other  period  and which
may be  payable to the Fund on
demand.

WHEN-ISSUED   SECURITIES   AND      1,3,5                     Market
FORWARD COMMITMENTS:  Purchase                                Leverage Liquidity
or    contract   to   purchase                                Credit
securities  at a  fixed  price
for delivery at a future date.

ZERO-COUPON DEBT  OBLIGATIONS:      1,3,5                     Credit
Bonds and other  debt that pay                                Interest Rate
no interest, but are issued at                                Market
a discount from their value at
maturity.    When    held   to
maturity,  their entire return
equals the difference  between
their  issue  price  and their
maturity value.

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--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

INVESTMENT RISKS

Below is a more complete discussion of the types of risks inherent in the securities and investment techniques listed above as well as those risks discussed in "Risk/Return Summary and Fund Expenses" Because of these risks, the value of the securities held by the Funds may fluctuate, as will the value of your investment in the Funds. Certain investments and Funds are more susceptible to these risks than others.

CREDIT RISK. The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Credit risk is generally higher for non-investment grade securities. The price of a security can be adversely affected prior to actual default as its credit status deteriorates and the probability of default rises.

FOREIGN INVESTMENT RISK. The risk associated with higher transaction costs, delayed settlements, currency controls and adverse economic developments. This also includes the risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses. Exchange rate volatility also may affect the ability of an issuer to repay U.S. dollar-denominated debt, thereby increasing credit risk. Foreign securities may also be affected by incomplete or inaccurate financial information on companies, social upheavals or political actions ranging from Internal Revenue Code changes to governmental collapse. These risks are more significant in emerging markets.

INTEREST RATE RISK. The risk that debt prices overall will decline over short or even long periods due to rising interest rates. A rise in interest rates typically causes a fall in values while a fall in rates typically causes a rise in values. Interest rate risk should be modest for shorter-term securities, moderate for intermediate-term securities, and high for longer-term securities. Generally, an increase in the average maturity of the Fund will make it more sensitive to interest rate risk. The market prices of securities structured as zero-coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes. These securities tend to be more volatile than securities that pay interest periodically.

LEVERAGE RISK. The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

     HEDGED. When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the Portfolio also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment and vice versa. Hedges are sometimes subject to imperfect matching between the derivative and underlying security, and there can be no assurance that a Portfolio's hedging transactions will be effective.

     SPECULATIVE. To the extent that a derivative is not used as a hedge, the Portfolio is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

MANAGEMENT RISK. The risk that a strategy used by a Fund's portfolio manager may fail to produce the intended result. This includes the risk that changes in the value of a hedging instrument will not match those of the asset being hedged. Incomplete matching can result in unanticipated risks.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. There is also the risk that the current

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--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

interest rate may not accurately reflect existing market rates. For fixed income securities, market risk is largely, but not exclusively, influenced by changes in interest rates. A rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. However, if held to maturity, the face value of the security is recovered. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

POLITICAL RISK. The risk of losses attributable to unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war.

PREPAYMENT/CALL RISK. The risk that the principal repayment of a security will occur at an unexpected time. Prepayment risk is the chance that the repayment of a mortgage will occur sooner than expected. Call risk is the possibility that, during times of declining interest rates, a bond issuer will "call" -- or repay -- higher yielding bonds before their stated maturity. Changes in prepayment rates can result in greater price and yield volatility. Prepayments and calls generally accelerate when interest rates decline. When mortgage and other obligations are prepaid or called, a Fund may have to reinvest in securities with a lower yield. In this event, the Fund would experience a decline in income -- and the potential for taxable capital gains. Further, with early prepayment, a Fund may fail to recover any premium paid, resulting in an unexpected capital loss. Prepayment/call risk is generally low for securities with a short-term maturity, moderate for securities with an intermediate-term maturity, and high for securities with a long-term maturity.

REGULATORY RISK. The risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on "due on sale" clauses, and state usury laws.

TAX RISK. The risk that the issuer of the securities will fail to comply with certain requirements of the Internal Revenue Code, which would cause adverse tax consequences.

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--------------------------------------------------------------------------------

[LOGO]  FUND MANAGEMENT
--------------------------------------------------------------------------------

THE INVESTMENT ADVISOR

AmSouth Investment Management Company, LLC ("AIMCO" or the "Advisor"), 1901 6th Avenue North, Suite 620, Birmingham, Alabama, 35203, is the Advisor for the Funds. As of July 31, 2002, AIMCO had over $6.6 billion in assets under management. On May 12, 2001, AmSouth Bank reorganized its investment advisory services and created AIMCO, a separate wholly owned subsidiary of AmSouth Bank. AIMCO replaced AmSouth Bank as the investment advisor to the Funds. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915 and is the largest provider of trust services in Alabama and its Trust Natural Resources and Real Estate Department is a major manager of timberland, mineral, oil and gas properties and other real estate interests. As of July 31, 2002, AmSouth Bank had over $14.8 billion in assets under discretionary management and provided custody services for an additional $24 billion in securities. AmSouth Bank is the bank affiliate of AmSouth Bancorporation, one of the largest banking institutions headquartered in the mid-South region. AmSouth Bancorporation reported assets as of July 31, 2002 of $38.6 billion and operated more than 600 banking offices in Alabama, Florida, Georgia, Louisiana, Mississippi, and Tennessee.

Through its portfolio management team, AIMCO makes the day-to-day investment decisions and continuously reviews, supervises and administers the Funds' investment programs. Investment sub-advisory services are provided to certain Funds, subject to AIMCO's supervision and oversight, pursuant to an investment sub-advisory agreement between AIMCO and an investment sub-advisor. AIMCO recommends the hiring, termination and replacement of investment sub-advisers to the Trust's Board of Trustees. Upon the receipt of an order from the Securities and Exchange Commission, AIMCO may be permitted to enter into new or modified investment sub-advisory agreements with existing or new investment sub-advisors, subject to approval only by the Trust's Board of Trustees.

For these advisory services, the Funds paid as follows during their fiscal year ended July 31, 2002:

                                                            PERCENTAGE OF
                                                         AVERAGE NET ASSETS
                                                           AS OF 07/31/02
                                                  ------------------------------
                                                  ------------------------------
Prime Money Market Fund                                         0.35%
                                                  ------------------------------
U.S. Treasury Money Market Fund                                 0.35%
                                                  ------------------------------
Tax-Exempt Money Market Fund                                    0.25%
                                                  ------------------------------
Treasury Reserve Money Market Fund                              0.35%
                                                  ------------------------------
Institutional Prime Obligations Money Market Fund               0.07%
--------------------------------------------------------------------------------

THE DISTRIBUTOR AND ADMINISTRATOR

ASO Services Company ("ASC"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. Management and administrative services of ASC include providing office space, equipment and clerical personnel to the Fund and supervising custodial, auditing, valuation, bookkeeping, legal and dividend dispersing services. ASC is a wholly owned subsidiary of BISYS Fund Services, L.P. ("BISYS").

BISYS, whose address is also 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the distributor of each Fund's shares. BISYS may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

The Statement of Additional Information has more detailed information about the Advisor and other service providers.

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--------------------------------------------------------------------------------

[LOGO]  SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

Class A Shares,  Class B  Shares,  Institutional  Class 1 Shares,  Institutional
Class 2 Shares and Institutional Class 3 Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. Institutional Class 1 Shares are only available to financial institutions, fiduciary clients of AmSouth Bank and certain other qualified investors. Class A and Class B Shares are available to all other shareholders. In choosing a class, you should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments. Your financial representative can help you decide which share class is best for you.

CLASS A SHARES
     o    No sales charges.
     o    Shareholder servicing fee of 0.25% of average daily net assets.

CLASS B SHARES
     o No front-end sales charge; all your money goes to work for you right away.
     o Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a distribution or Rule 12b-1 fee of 0.75%.
     o    A deferred sales charge, as described below.
     o Automatic conversion to Class A Shares after eight years, thus reducing future annual expenses.
     o    Maximum investment for all Class B purchases: $250,000.
     o Because 12b-1 fees are paid on an ongoing basis, Class B shareholders could end up paying more expenses over the long term than if they had paid a sales charge.
     o Prime Money Market Fund: Class B Shares are only available through exchange of Class B Shares of another AmSouth Fund.

INSTITUTIONAL CLASS 1 SHARES
     o    No sales charges.
     o    No Distribution and service (12b-1) fees.
     o    Minimum Initial Investment: $3 million.
     o    Offered only to:
     o Customers of AmSouth Bank for whom AmSouth Bank acts in a fiduciary, advisory, custodial, agency, or similar capacity;
     o Fiduciary customers of other financial institutions approved by the Distributor (Sweep Program Participant(s)).

INSTITUTIONAL CLASS 2 SHARES
     o    No sales charges.
     o Distribution and service (12b-1) fees of 0.25% of average daily net assets.
     o    Minimum Initial Investment: $500,000.

INSTITUTIONAL CLASS 3 SHARES
     o    No sales charges.
     o Distribution and service (12b-1) fees of 0.50% of average daily net assets.
     o    Minimum Initial Investment: $50,000.

FOR ACTUAL PAST EXPENSES OF EACH SHARE CLASS, SEE THE FUND-BY-FUND INFORMATION EARLIER IN THIS PROSPECTUS.

THE RETAIL MONEY MARKET FUNDS ALSO OFFER CLASS I SHARES, WHICH HAVE THEIR OWN EXPENSE STRUCTURE AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS, FIDUCIARY CLIENTS OF AMSOUTH BANK AND CERTAIN OTHER QUALIFIED INVESTORS. CALL THE DISTRIBUTOR FOR MORE INFORMATION (SEE BACK COVER OF THIS PROSPECTUS).

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PRICING OF FUND SHARES

HOW NAV IS CALCULATED

The price of a Fund's  shares is based on the Fund's  per share net asset  value
(NAV). The NAV is calculated by adding the total value of the Fund's investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

                 NAV =
       Total Assets - Liabilities
       --------------------------
      Number of Shares Outstanding

NAV is calculated separately for each class of shares

---------------------------------------

The per share NAV for each Fund is determined and its shares are priced twice a day. The NAV for the Prime Money Market Fund, the U.S. Treasury Money Market Fund and the Treasury Reserve Money Market Fund is determined at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange, normally at 4:00 p.m. Eastern time on days the Exchange is open. The NAV for the Tax-Exempt Money Market Fund is determined at 12:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. The NAV for the Institutional Prime Obligations Money Market Fund is determined and its shares are priced twice a day at 2:00 p.m. Eastern time and at the close of regular trading on the New York Stock Exchange. In addition, each Fund may elect, in its discretion if it is determined to be in shareholders' best interests, to be open on days when the Exchange is closed due to an emergency.

For the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, and the Institutional Prime Obligations Money Market Fund, orders received prior to 2:00 p.m. Eastern Time will earn dividends that business day. Orders received after 2:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

For the Tax-Exempt Money Market Fund, orders received prior to 12:00 p.m. Eastern Time will earn dividends that business day. Orders received after 12:00 p.m. Eastern time but before the close of regular trading on the New York Stock Exchange will earn dividends on the following business day.

Your order for purchase, sale or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. This is what is known as the offering price.

Each Fund uses the amortized cost method of valuing its investments, which does not take into account unrealized gains or losses. For further information regarding the methods used in valuing the Fund's investments, please see the SAI.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES

You may purchase Funds through the Distributor or through banks, brokers and other investment representatives, which may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Additionally, banks, brokers and other financial institutions and representatives may use shares of the Money Market Funds in "sweep" programs whereby the accounts of a participating customer of the financial institution or representative is automatically "swept" into shares of one of the Money Market Funds. If you purchase shares through an investment representative, that party is: responsible for transmitting orders by close of business and may have an earlier cut-off time for purchase and sale requests. Consult your investment representative or institution for specific information.

                                      MINIMUM INITIAL     MINIMUM SUBSEQUENT
  ACCOUNT TYPE                             INVESTMENT             INVESTMENT

  Class A or Class B
--------------------------------------------------------------------------------
     Regular                                   $1,000                     $0
--------------------------------------------------------------------------------
     Automatic Investment Plan                 $1,000                   $100
--------------------------------------------------------------------------------
  Institutional Class 1                    $3,000,000                     $0
--------------------------------------------------------------------------------
  Institutional Class 2                      $500,000                     $0
--------------------------------------------------------------------------------
  Institutional Class 3                       $50,000                     $0
--------------------------------------------------------------------------------

All purchases must be in U.S. dollars. A fee will be charged for any checks that do not clear. Third-party checks are not accepted.

A Fund may waive its minimum purchase requirement. The Distributor may reject a purchase order if it considers it in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

BACK-UP WITHHOLDING

Each Fund is required to withhold 30% of taxable dividends, if any, proceeds payable to individual and certain other non-corporate shareholders who have not provided the Fund with their certified taxpayer identification number (Social Security Number for most individual investors) in compliance with IRS rules. Each Fund is also required to withhold 30% of those dividends and distributions payable to such shareholders who otherwise are subject to back-up withholding. To avoid this withholding, make sure you provide your correct taxpayer identification number on your account application.

--------------------------------------------------------------------------------

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--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT
RETAIL MONEY MARKET FUNDS - CLASS A SHARES

BY REGULAR MAIL

If purchasing through your financial advisor or brokerage account, simply tell your advisor or broker that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

Initial Investment:

1. Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.   Make check, bank draft or money order payable to "AmSouth Funds."

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, Ohio 43218-2733

Subsequent Investment:

1. Use the investment slip attached to your account statement. Or, if unavailable,

2.   Include the following information on a piece of paper:
          o    AmSouth Funds/Fund name
          o    Share class
          o    Amount invested
          o    Account name
          o    Account number
     Include your account number on your check.

3.   Mail to: AmSouth Funds
     P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.

4.   Send to:  AmSouth Funds
     c/o BISYS Fund Services
     Attn:  T.A. Operations
     3435 Stelzer Road, Columbus, Ohio 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. Bank. YOUR BANK OR BROKER MAY CHARGE FOR THIS SERVICE.

Establish an electronic purchase option on your account application or call 1-800-451-8382. Your account can generally be set up for electronic purchases within 15 days.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

Call 1-800-451-8382 to arrange a transfer from your bank account.

ELECTRONIC VS. WIRE TRANSFER

Wire transfers allow financial institutions to send funds to each other, almost instantaneously. With an electronic purchase or sale, the transaction is made through the Automated Clearing House (ACH) and may take up to eight days to clear. There is generally no fee for ACH transactions.
--------------------------------------------------------------------------------

              QUESTIONS?
     Call 1- 800-451-8382 or your
      investment representative.
-----------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

PURCHASING AND ADDING TO YOUR SHARES
(CONTINUED)

BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.

For initial investment:
Fax the completed application, along with a request for a confirmation number to 1-800-451-8382. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments: Instruct your bank to wire transfer your investment to:
AmSouth Bank
Routing Number:  ABA #044000024
DDA#

Include:
Your name
Your confirmation number

AFTER INSTRUCTING YOUR BANK TO WIRE THE FUNDS, CALL 1-800-451-8382 TO ADVISE US OF THE AMOUNT BEING TRANSFERRED AND THE NAME OF YOUR BANK.

--------------------------------------------------------------------------------

YOU CAN ADD TO YOUR ACCOUNT BY USING THE CONVENIENT OPTIONS DESCRIBED BELOW. THE FUND RESERVES THE RIGHT TO CHANGE OR ELIMINATE THESE PRIVILEGES AT ANY TIME WITH 60 DAYS' NOTICE.

--------------------------------------------------------------------------------

AUTOMATIC INVESTMENT PLAN

You can make automatic investments in the Funds from your bank account, through payroll deduction or from your federal employment, Social Security or other regular government checks. Automatic investments can be as little as $100, once you've invested the $1,000 minimum required to open the account.

To invest regularly from your bank account:

     o    Complete  the  Automatic  Investment  Plan  portion  on  your  Account
          Application.
     o    Make sure you note:
     o    Your bank name, address and account number
     o    The amount you wish to invest automatically (minimum $100)
     o How often you want to invest (every month, 4 times a year, twice a year or once a year)
     o    Attach a voided personal check.

To invest regularly from your paycheck or government check:
Call 1-800-451-8382 for an enrollment form or consult the SAI for additional information.

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SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIRECTED DIVIDEND OPTION

By selecting the appropriate box on the Account Application, you can elect to receive your distributions in cash (check) or have distributions (capital gains and dividends) reinvested in another AmSouth Fund without a sales charge. You must maintain the minimum balance in each Fund into which you plan to reinvest distributions or the reinvestment will be suspended and your distributions paid to you in cash. The Fund may modify or terminate this reinvestment option without notice. You can change or terminate your participation in the reinvestment option at any time.

--------------------------------------------------------------------------------

RETAIL MONEY MARKET FUNDS - INSTITUTIONAL MONEY MARKET FUND

You may purchase Institutional Money Market Fund Shares by following the procedures established by the Distributor in connection with the requirements of qualified accounts maintained by AmSouth Bank or other financial institutions approved by the Distributor. These procedures may include sweep arrangements where an account is "swept" automatically no less frequently than weekly into a Money Market Fund.

When purchasing Institutional Money Market Fund Shares through AmSouth Bank or an approved financial institution, simply tell AmSouth or your financial institution that you wish to purchase shares of the Funds and they will take care of the necessary documentation.

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS

All dividends and other distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested distributions. Dividends will vary among each class of shares, because each share class has different distribution expenses. Income dividends are usually paid monthly. Net capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you've owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a taxable distribution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received by the Fund, its transfer agent, or your investment representative. Normally you will receive your proceeds within a week after your request is received. See section on "General Policies on Selling Shares" below.

--------------------------------------------------------------------------------
WITHDRAWING MONEY FROM YOUR FUND INVESTMENT

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is also known as redeeming shares or a redemption of shares.
--------------------------------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGE

When you sell Class B Shares, you will be charged a fee for any shares that have not been held for a sufficient length of time. These fees will be deducted from the money paid to you. See the section on "Distribution Arrangements/Sales Charges" below for details.

INSTRUCTIONS FOR SELLING SHARES

If selling your shares through your financial advisor or broker, ask him or her for redemption procedures. Your advisor and/or broker may have transaction minimums and/or transaction times which will affect your redemption. For all other sales transactions, follow the instructions below.

BY TELEPHONE (UNLESS YOU HAVE DECLINED TELEPHONE SALES PRIVILEGES)

     1. Call 1-800-451-8382 with instructions as to how you wish to receive your funds (mail, wire, electronic transfer). (See "General Policies on Selling Shares -- Verifying Telephone Redemptions" below.)
BY MAIL

     1. Call 1-800-451-8382 to request redemption forms or write a letter of instruction indicating:

     o    Your Fund and account number
     o    Amount you wish to redeem
     o    Address where your check should be sent
     o    Account owner signature

     2.   Mail to: AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733

BY OVERNIGHT SERVICE (SEE "GENERAL POLICIES ON SELLING SHARES -- REDEMPTIONS IN WRITING REQUIRED" BELOW.)

     1.   See instruction 1 above.
     2. Send to AmSouth Funds, c/o BISYS Fund Services, Attn: T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

SELLING YOUR SHARES
(CONTINUED)

WIRE TRANSFER

You must indicate this option on your application.

The Fund will  charge a $7 wire  transfer  fee for each wire  transfer  request.
NOTE: YOUR FINANCIAL INSTITUTION MAY ALSO CHARGE A SEPARATE FEE.

Call 1-800-451-8382 to request a wire transfer.

If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.

ELECTRONIC REDEMPTIONS

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank.

YOUR BANK MAY CHARGE FOR THIS SERVICE.

Call 1-800-451-8382 to request an electronic redemption.

If you call by 4 p.m. Eastern time, the NAV of your shares will normally be determined on the same day and the proceeds credited within 7 days.

REDEMPTION BY CHECK WRITING

PRIME MONEY MARKET FUND ONLY

You may write checks in amounts of $1,000 or more on your account in the Prime Money Market Fund. To obtain checks, complete the signature card section of the account application or contact the Fund to obtain a signature card. Dividends and distributions will continue to be paid up to the day the check is presented for payment. The check writing feature may be modified or terminated upon 30 days' written notice. You must maintain the minimum required account balance in the Prime Money Market Fund of $1,000 and you may not close your Fund account by writing a check.

SYSTEMATIC WITHDRAWAL PLAN

You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $100. To activate this feature:

o Make sure you've checked the appropriate box on the account application. Or call 1-800-451-8382.
o    Include a voided personal check.
o    Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED

You must request redemption in writing and obtain a signature guarantee if:

     o    The check is not being mailed to the address on your account; or
     o    The check is not being made payable to the owner of the account.

A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Medallion Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The Transfer Agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS

The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the Transfer Agent may be liable for losses due to unauthorized transactions.

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT

When you have made your initial investment by check, the proceeds of your redemption may be held up to 15 business days until the Transfer Agent is satisfied that the check has cleared. You can avoid this delay by purchasing shares with a certified check.

REFUSAL OF REDEMPTION REQUEST

Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining shareholders.

REDEMPTION IN KIND

Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

CLOSING OF SMALL ACCOUNTS

For the Institutional Money Market Fund, if the value of Institutional Class 1 Shares in your account falls below $3 million, the Fund may ask you to increase your balance. If it is still below $3 million after 60 days, the Fund may convert, at net asset value, your Institutional Class 1 Shares to Institutional Class 2 Shares. For all other Funds, if your account falls below $50, the Fund may ask you to increase your balance. If it is still below $50 after 60 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS

For any shareholder who chooses to receive distributions in cash:

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the appropriate Fund.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

CLASS A, INSTITUTIONAL CLASS 1, INSTITUTIONAL CLASS 2 AND INSTITUTIONAL CLASS 3 SHARES
No sales charge.

CLASS B SHARES

Class B Shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B Shares of the Fund before the sixth anniversary, you will have to pay a contingent deferred sales charge at the time of redemption. The CDSC will be based upon the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

                    Years                CDSC as a %
                    Since               Dollar Amount
                  Purchase           Subject to Charge*

                     0-1                   5.00%
                     1-2                   4.00%
                     2-3                   3.00%
                     3-4                   3.00%
                     4-5                   2.00%
                     5-6                   1.00%
                 more than 6               None
          -------------------------------------------------

If you sell some but not all of your shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

CONVERSION FEATURE - CLASS B SHARES

     o Class B Shares automatically convert to Class A Shares of the same Fund after eight years from the end of the month of purchase.*
     o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A Shares which will increase your investment return compared to the Class B Shares.
     o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
     o If you purchased Class B Shares of one Fund which you exchanged for Class B Shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B Shares.
     o The dollar value of Class A Shares you receive will equal the dollar value of the Class B Shares converted.

* For Class B Shares acquired in the combination of AmSouth Funds with ISG Funds, waivers are in place on the CDSC charged if such Class B Shares are sold within six years of purchase, which will decline as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. These shares will automatically convert to Class A Shares of the same Fund after seven years from the end of the month of purchase.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES
(CONTINUED)

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

     o Redemptions from accounts following the death or disability of the shareholder.
     o    Returns of excess contributions to retirement plans.
     o Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.
     o Shares issued in a plan of reorganization sponsored by the Advisor, or shares redeemed involuntarily in a similar situation.
     o Redemptions from a minimum required pro rata distribution in cash out of an IRA or other retirement plan to a shareholder who has attained the age of 70-1/2.

DISTRIBUTION AND SERVICE (12b-1) FEES AND SHAREHOLDER SERVICING FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares and/or for providing shareholder services. Shareholder servicing fees compensate financial institutions that provide shareholder services to their customers and account holders. 12b-1 and shareholder servicing fees are paid from Fund assets on an ongoing basis, and will increase the cost of your investment.

     o The 12b-1 and shareholder servicing fees vary by share class as follows:
     o Class A Shares pay a non-Rule 12b-1 shareholder servicing fee of up to 0.25% of the average daily net assets of a Fund.
     o    Class B Shares

          - Class B Shares pay a shareholder servicing fee of 0.25% of average daily net assets. This fee is in the form of a separate non-Rule 12b-1 fee. All Funds bear a Rule 12b-1 fee of 0.75%. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.
          - The higher 12b-1 fee on Class B Shares, together with the CDSC, helps the Distributor sell Class B Shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.

     o Institutional Class 2 Shares pay a 12b-1 fee of up to 0.25% of the average daily net assets of a Fund.
     o Institutional Class 3 Shares pay a 12b-1 fee of up to 0.50% of the average daily net assets of the applicable Fund. This will cause expenses for Institutional Class 3 Shares to be higher and dividends to be lower than for Institutional Class 2 Shares.

Over time, shareholders will pay more than the equivalent of the maximum permitted front-end sales charge because 12b-1 distribution and service fees are paid out of the Fund's assets on an ongoing basis.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

EXCHANGING YOUR SHARES

You can exchange your shares in one Fund for shares of the same class of another AmSouth Fund, usually without paying additional sales charges if applicable (see "Notes on Exchanges" below). You must meet the minimum investment requirements for the Fund into which you are exchanging. Class A Shares may be exchanged for Class I Shares of the same Fund if you become eligible to purchase Class I Shares. Shares of an Institutional Money Market Fund may not be exchanged for Class I Shares, Class A Shares or Class B Shares of the other AmSouth Funds. Exchanges from one Fund to another are taxable. No transaction fees are charged for exchanges.

INSTRUCTIONS FOR EXCHANGING SHARES

Exchanges may be made by sending a written request to AmSouth Funds, P.O. Box 182733, Columbus OH 43218-2733, or by calling 1-800-451-8382. Please provide the following information:

     o    Your name and telephone number
     o    The exact name on your account and account number
     o    Taxpayer identification number (usually your Social Security number)
     o    Dollar value or number of shares to be exchanged
     o    The name of the Fund from which the exchange is to be made
     o    The name of the Fund into which the exchange is being made

See  "Selling   Your  Shares"  for   important   information   about   telephone
transactions.

To prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited to four exchanges from a Fund during a calendar year.
--------------------------------------------------------------------------------

AUTOMATIC EXCHANGES

You can use the Funds' Automatic Exchange feature to purchase shares of the Funds at regular intervals through regular, automatic redemptions from the AmSouth Prime Money Market Fund. To participate in the Automatic Exchange:

     o    Complete the appropriate section of the Account Application.
     o Keep a minimum of $10,000 in the AmSouth Prime Money Market Fund and $1,000 in the Fund whose shares you are buying.

To change the Automatic Exchange instructions or to discontinue the feature, you must send a written request to AmSouth Funds, P.O. Box 182733, Columbus, Ohio 43218-2733.

NOTES ON EXCHANGES

     o The registration and tax identification numbers of the two accounts must be identical.
     o The Exchange Privilege may be changed or eliminated at any time upon a 60-day notice to shareholders.
     o Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax matters that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund distributes any net investment income monthly and any net realized capital gains at least once a year. All distributions will be automatically reinvested in additional Fund shares unless you request to receive all distributions in cash.

Distributions of realized gains will be taxable at different rates depending on the length of time a fund holds the assets that generate the gains. Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, (except that distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) are taxed as long-term capital gain regardless of how long you have held your shares). Distributions are taxable whether you received them in cash or in additional shares. Distributions are also taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid).

For the Tax-Exempt Money Market Fund, the income dividends that you receive are expected to be exempt from federal income taxes. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the Tax-Exempt Money Market Fund may have on the federal income taxation of your benefits. The Tax-Exempt Money Market Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax and income exempt from federal tax may otherwise be subject to state and local income tax. In addition, an investment in the Tax-Exempt Money Market Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.

Income and gains on a Fund's investments in foreign securities may be subject to foreign withholding taxes. In that case, a Fund's yield on those securities would be decreased. Shareholders generally will not be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate its recognition of ordinary income and may affect the timing or amount of its distributions.

An exchange of the Shares of one Fund for shares of another Fund will be treated as a sale of Fund shares. Any gain resulting from the redemption or exchange of your Fund shares (even if the income dividends from the Fund are tax-exempt) will generally be subject to federal income tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

AmSouth Funds will send you a statement each year showing the income tax status of all your distributions.

Generally, the Fund's advisors do not consider taxes when deciding to buy or sell securities. Capital gains are realized from time to time as by-products of ordinary investment activities. Distributions may vary considerably from year to year.

The tax information in this prospectus is provided as general information and will not apply to you if you are investing through a tax-deferred account such as an IRA or a qualified employee benefit plan. (Non-U.S. investors may be subject to U.S. withholding and estate tax.)

You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

MORE INFORMATION ABOUT TAXES IS IN OUR STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------

[LOGO]  OTHER INFORMATION ABOUT THE FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, or other independent accountants, as noted in Ernst & Young LLP's report. This report, along with the Fund's financial statements, is incorporated by reference in the SAI and is included in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 2002, both of which are available upon request. Please note that Class I Shares, Class II Shares and Class III Shares have been redesignated as Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares, respectively.

                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights

MONEY MARKET FUNDS
A SHARES+
Selected data for a share outstanding throughout the period indicated.

                                                                 INVESTMENT
                                                                 ACTIVITIES
                                                 ------------------------------------------

                                                                                                  Less
                                    NET ASSET                   NET REALIZED                   DIVIDENDS
                                      VALUE        NET         AND UNREALIZED    TOTAL FROM     FROM NET      NET ASSET
                                    BEGINNING   INVESTMENT     GAINS (LOSSES)    INVESTMENT    INVESTMENT    VALUE, END     TOTAL
                                    OF PERIOD     INCOME      FROM INVESTMENTS   ACTIVITIES      INCOME       OF PERIOD    RETURN#
                                    ---------   ----------    ----------------   ----------    ----------    ----------    -------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.015                  --        0.015       (0.015)    $    1.000      1.53%
   Year Ended July 31, 2001         $   1.000        0.049                  --        0.049       (0.049)    $    1.000      5.03%
   Year Ended July 31, 2000         $   1.000        0.051                  --        0.051       (0.051)    $    1.000      5.20%
   Year Ended July 31, 1999         $   1.000        0.044                  --        0.044       (0.044)    $    1.000      4.48%
   Year Ended July 31, 1998         $   1.000        0.049                  --        0.049       (0.049)    $    1.000      4.99%
U.S. TREASURY MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.014                  --        0.014       (0.014)    $    1.000      1.41%
   Year Ended July 31, 2001         $   1.000        0.046                  --        0.046       (0.046)    $    1.000      4.71%
   Year Ended July 31, 2000         $   1.000        0.046                  --        0.046       (0.046)    $    1.000      4.73%
   Year Ended July 31, 1999         $   1.000        0.040                  --        0.040       (0.040)    $    1.000      4.06%
   Year Ended July 31, 1998         $   1.000        0.046                  --        0.046       (0.046)    $    1.000      4.67%
TREASURY RESERVE MONEY MARKET
  FUND
   Year Ended July 31, 2002         $   1.000        0.015                  --        0.015       (0.015)    $    1.000      1.53%
   Year Ended July 31, 2001         $   1.000        0.048                  --        0.048       (0.048)    $    1.000      4.95%
   Period Ended July 31, 2000(a)    $   1.000        0.030                  --        0.030       (0.030)    $    1.000      3.07%^
   Year Ended December 31, 1999     $   1.000        0.043                  --        0.043       (0.043)    $    1.000      4.38%
   Year Ended December 31, 1998     $   1.000        0.046                  --        0.046       (0.046)    $    1.000      4.68%
   Year Ended December 31, 1997     $   1.000        0.047                  --        0.047       (0.047)    $    1.000      4.78%
TAX-EXEMPT MONEY MARKET FUND
   Year Ended July 31, 2002         $   0.999        0.009              (0.001)       0.008       (0.009)    $    0.998      0.87%
   Year Ended July 31, 2001         $   0.998        0.028               0.001        0.029       (0.028)    $    0.999      2.83%
   Year Ended July 31, 2000         $   1.000        0.031              (0.002)       0.029       (0.031)    $    0.998      3.11%
   Year Ended July 31, 1999         $   1.000        0.026                  --        0.026       (0.026)    $    1.000      2.66%
   Year Ended July 31, 1998         $   1.000        0.030                  --        0.030       (0.030)    $    1.000      3.03%
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.021                  --        0.021       (0.021)    $    1.000      2.09%
   Year Ended July 31, 2001         $   1.000        0.054                  --        0.054       (0.054)    $    1.000      5.57%
   Year Ended July 31, 2000         $   1.000        0.057                  --        0.057       (0.057)    $    1.000      5.82%
   Period Ended July 31, 1999(b)    $   1.000        0.042                  --        0.042       (0.042)    $    1.000      4.31%^

     #    Excludes sales charge.
     +    Represents Class II Shares for  Institutional  Prime Obligations Money
          Market Fund.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the  period  from  January  1,  2000  through  July 31,  2000.  In conjunction  with the  reorganization  of the AmSouth Funds,  the Fund changed its fiscal year end to July 31.
     (b)  For the period from  September 15, 1998 (commencement  of  operations)
          through July 31, 1999.

                                                                 50A



                                          RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                        ------------------------------------------------------

                                                                    EXPENSES        NET ASSETS
                                           NET                      (BEFORE           END OF
                                        INVESTMENT     NET         REDUCTIONS/        PERIOD
                                          INCOME     EXPENSES    REIMBURSEMENTS)      (000'S)
                                        ----------   --------    ---------------    ----------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2002                  1.53%      0.79%              0.94%      $551,767
   Year Ended July 31, 2001                  4.96%      0.77%              0.94%      $564,977
   Year Ended July 31, 2000                  5.35%      0.75%              0.94%      $645,275
   Year Ended July 31, 1999                  4.40%      0.78%              0.94%      $136,078
   Year Ended July 31, 1998                  4.88%      0.79%              0.95%      $116,960
U.S. TREASURY MONEY MARKET FUND
   Year Ended July 31, 2002                  1.39%      0.95%              1.00%      $ 97,033
   Year Ended July 31, 2001                  3.73%      0.92%              0.98%      $101,125
   Year Ended July 31, 2000                  4.72%      0.85%              0.96%      $ 11,817
   Year Ended July 31, 1999                  4.03%      0.79%              0.95%      $  4,390
   Year Ended July 31, 1998                  4.57%      0.80%              0.95%      $  8,070
TREASURY RESERVE MONEY MARKET
  FUND
   Year Ended July 31, 2002                  1.54%      0.79%              0.96%      $ 98,582
   Year Ended July 31, 2001                  4.90%      0.72%              0.95%      $ 99,777
   Period Ended July 31, 2000(a)             5.21%^^    0.65%^^            0.86%^^    $143,901
   Year Ended December 31, 1999              4.28%      0.60%              0.70%      $143,208
   Year Ended December 31, 1998              4.56%      0.77%              0.78%      $167,475
   Year Ended December 31, 1997              4.68%      0.75%                (b)      $ 77,065
TAX-EXEMPT MONEY MARKET FUND
   Year Ended July 31, 2002                  0.87%      0.81%              0.96%      $ 31,408
   Year Ended July 31, 2001                  2.84%      0.80%              0.96%      $ 40,728
   Year Ended July 31, 2000                  3.14%      0.71%              0.97%      $ 51,260
   Year Ended July 31, 1999                  2.64%      0.59%              0.98%      $ 22,844
   Year Ended July 31, 1998                  2.97%      0.60%              0.98%      $ 28,657
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002                  2.08%      0.25%              0.39%      $250,091
   Year Ended July 31, 2001                  5.12%      0.25%              0.40%      $221,876
   Year Ended July 31, 2000                  5.73%      0.21%              0.41%      $138,779
   Period Ended July 31, 1999(c)             4.82%^^    0.22%^^            0.45%^^    $ 69,458

     #    Excludes sales charge.
     +    Represents Class II Shares for  Institutional  Prime Obligations Money
          Market Fund.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the  period  from  January  1,  2000  through  July 31,  2000.  In conjunction  with the  reorganization  of the AmSouth Funds,  the Fund changed its fiscal year end to July 31.
     (b)  There were no fee reductions in this period.
     (c)  For the period from  February 19, 1999  (commencement  of  operations)
          through July 31, 1999.


                                                                                                                       AMSOUTH FUNDS
                                                                                                                Financial Highlights

MONEY MARKET FUNDS
B SHARES+
Selected data for a share outstanding throughout the period indicated.

                                                                  LESS
                                    NET ASSET                   DIVIDENDS
                                      VALUE        NET           FROM NET      NET ASSET
                                    BEGINNING   INVESTMENT      INVESTMENT    VALUE, END     TOTAL
                                    OF PERIOD     INCOME          INCOME       OF PERIOD    RETURN#
                                    ---------   ----------      ----------    ----------    -------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.008      (0.008)        $   1.000      0.77%
   Year Ended July 31, 2001         $   1.000        0.042      (0.042)        $   1.000      4.25%
   Year Ended July 31, 2000         $   1.000        0.042      (0.042)        $   1.000      4.31%
   Year Ended July 31, 1999         $   1.000        0.035      (0.035)        $   1.000      3.55%
   Period Ended July 31, 1998 (a)   $   1.000        0.005      (0.005)        $   1.000      0.49%^
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.018      (0.018)       $    1.000      1.83%
   Year Ended July 31, 2001         $   1.000        0.052      (0.052)       $    1.000      5.31%
   Year Ended July 31, 2000         $   1.000        0.054      (0.054)       $    1.000      5.55%
   Period Ended July 31, 1999(b)    $   1.000        0.020      (0.020)       $    1.000      1.96%^
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002         $   1.000        0.016      (0.016)        $   1.000      1.58%
   Year Ended July 31, 2001         $   1.000        0.049      (0.049)        $   1.000      5.04%
   Year Ended July 31, 2000         $   1.000        0.052      (0.052)        $   1.000      5.29%
   Period Ended July 31, 1999 (c)   $   1.000        0.018      (0.018)        $   1.000      1.84%^

     #    Excludes redemption charge.
     +    Represents Class III Shares for Institutional  Prime Obligations Money
          Market Fund.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from June 15, 1998 (commencement of operations) through
          July 31, 1998.
     (b)  For the period from  February 19, 1999  (commencement  of  operations)
          through July 31, 1999.
     (c)  For the period from  February 22, 1999  (commencement  of  operations)
          through July 31, 1999.


                                                                 51A


                                            RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA
                                         ------------------------------------------------------

                                                                     EXPENSES        NET ASSETS
                                            NET                      (BEFORE           END OF
                                         INVESTMENT     NET         REDUCTIONS/        PERIOD
                                           INCOME     EXPENSES    REIMBURSEMENTS)      (000'S)
                                         ----------   --------    ---------------    ----------
PRIME MONEY MARKET FUND
   Year Ended July 31, 2002                   0.71%      1.54%             1.69%       $  3,891
   Year Ended July 31, 2001                   3.75%      1.52%             1.69%       $  1,908
   Year Ended July 31, 2000                   4.35%      1.61%             1.69%       $    727
   Year Ended July 31, 1999                   4.51%      1.69%             1.70%       $    224
   Period Ended July 31, 1998 (a)             3.83%^^    1.85%^^           1.88%^^     $      1
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002                  1.91%      0.50%              0.64%      $207,511
   Year Ended July 31, 2001                  5.00%      0.50%              0.65%      $361,629
   Year Ended July 31, 2000                  5.69%      0.45%              0.66%      $180,873
   Period Ended July 31, 1999(b)             4.45%^^    0.49%^^            0.72%^^    $ 26,000
INSTITUTIONAL PRIME OBLIGATIONS
  MONEY MARKET FUND
   Year Ended July 31, 2002                   1.50%      0.75%             0.89%       $210,031
   Year Ended July 31, 2001                   4.81%      0.75%             0.90%       $169,676
   Year Ended July 31, 2000                   5.43%      0.71%             0.91%       $114,401
   Period Ended July 31, 1999 (c)             4.22%^^    0.74%^^           0.97%^^     $ 13,575

     #    Excludes redemption charge.
     +    Represents Class III Shares for Institutional  Prime Obligations Money
          Market Fund.
     ^    Not annualized.
     ^^   Annualized.
     (a)  For the period from June 15, 1998 (commencement of operations) through
          July 31, 1998.
     (b)  For the period from February 19, 1999  (comomencement  of  operations)
          through July 31, 1999
     (c)  For the period from  February 22, 1999  (commencement  of  operations)
          through July 31, 1999.


                                                                 51B

AMSOUTH FUNDS
3435 STELZER ROAD
COLUMBUS, OH 43219




FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS (REPORTS):

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their operational and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Reports and the SAI, prospectuses of other members of the AmSouth Funds family, or request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds. Or contact the Funds at:

                      AmSouth Funds
                      3435 Stelzer Road
                      Columbus, Ohio 43219
                      Telephone:  1-800-451-8382
                      Internet:  http://www.amsouthfunds.com
                   ---------------------------------------------


You can review the Funds' reports and SAIs at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

o For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by calling 1-202-942-8090, or by electronic request, by emailing the SEC at the following address: publicinfo@sec.gov.

Free from the EDGAR Database on the Commission's Website at http://www.sec.gov.

Investment Company Act File No. 811-5551.

                                  AMSOUTH FUNDS

                       STATEMENT OF ADDITIONAL INFORMATION
                                DECEMBER 1, 2002


      This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses of the AmSouth Value Fund, the AmSouth Capital Growth Fund, the AmSouth Large Cap Fund, the AmSouth Mid Cap Fund, the AmSouth Small Cap Fund, the AmSouth Balanced Fund, the AmSouth Select Equity Fund, the AmSouth Enhanced Market Fund, the AmSouth International Equity Fund, the AmSouth Strategic Portfolios: Aggressive Growth Portfolio, the AmSouth Strategic Portfolios: Growth Portfolio, the AmSouth Strategic Portfolios: Growth and Income Portfolio, the AmSouth Strategic Portfolios: Moderate Growth and Income Portfolio, the AmSouth Bond Fund, the AmSouth Limited Term Bond Fund, the AmSouth Government Income Fund, the AmSouth Municipal Bond Fund, the AmSouth
Florida  Tax-Exempt  Fund, the AmSouth  Tennessee  Tax-Exempt  Fund, the AmSouth
Prime Money Market Fund, the AmSouth U.S. Treasury Money Market Fund, the AmSouth Treasury Reserve Money Market Fund, the AmSouth Tax-Exempt Money Market Fund, and the AmSouth Prime Obligations Money Market Fund (each a "Fund" and collectively the "Funds"), each dated December 1, 2002.

      AmSouth Funds' Annual Report to Shareholders for the fiscal year ended July 31, 2002 is incorporated by reference in its entirety into this Statement of Additional Information. This Statement of Additional Information is incorporated by reference in its entirety into each Prospectus. Copies of the Annual Report and any Fund's Prospectus may be obtained by writing to AmSouth Funds at P.O. Box 182733, Columbus, Ohio 43218-2733, or by telephoning toll free
(800) 451-8382.

                                TABLE OF CONTENTS

                                                                            PAGE

AMSOUTH FUNDS..................................................................1
INVESTMENT OBJECTIVES AND POLICIES.............................................2
ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS................................3
INVESTMENT RESTRICTIONS.......................................................28
PORTFOLIO TURNOVER............................................................36
VALUATION.....................................................................37
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................38
TAXES.........................................................................43
MANAGEMENT OF THE TRUST.......................................................50
PERFORMANCE INFORMATION.......................................................77
ADDITIONAL INFORMATION........................................................91

APPENDIX.....................................................................A-1

                       STATEMENT OF ADDITIONAL INFORMATION

                                  AMSOUTH FUNDS

      AmSouth Funds (the "Trust") is an open-end management investment company. The Trust consists of twenty-four series of units of beneficial interest ("Shares"), each representing interests in one of twenty-four separate investment portfolios (each a "Fund"): the AmSouth Value Fund (the "Value Fund"), the AmSouth Select Equity Fund (the "Select Equity Fund"), the AmSouth Enhanced Market Fund (the "Enhanced Market Fund"), the AmSouth Large Cap Fund (the "Large Cap Fund"), the AmSouth Capital Growth Fund (the "Capital Growth Fund"), the AmSouth Mid Cap Fund (the "Mid Cap Fund"), the AmSouth Small Cap Fund (the "Small Cap Fund"), and the AmSouth International Equity Fund (the "International Equity Fund" and these eight Funds being collectively referred to as the "Equity Funds"), the AmSouth Balanced Fund (the "Balanced Fund"), the AmSouth Strategic Portfolios: Aggressive Growth Portfolio (the "Aggressive Growth Portfolio"), the AmSouth Strategic Portfolios: Growth Portfolio (the "Growth Portfolio"), the AmSouth Strategic Portfolios: Growth and Income Portfolio (the "Growth and Income Portfolio," and the AmSouth Strategic
Portfolios: Moderate Growth and Income Portfolio (the "Moderate Growth and Income Portfolio," and these five funds being collectively referred to as the "Hybrid Funds," and the four AmSouth Strategic Portfolio Funds being collectively referred to as the "Strategic Portfolios"), the AmSouth Government Income Fund (the "Government Income Fund"), the AmSouth Limited Term Bond Fund (the "Limited Term Bond Fund"), the AmSouth Bond Fund (the "Bond Fund"), the AmSouth Municipal Bond Fund (the "Municipal Bond Fund"), the AmSouth Florida Tax-Exempt Fund (the "Florida Fund"), and the AmSouth Tennessee Tax-Exempt Fund (the "Tennessee Tax-Exempt Fund") and these six Funds being collectively referred to as the "Bond Funds"), the AmSouth Prime Money Market Fund (the "Prime Money Market Fund"), the AmSouth U.S. Treasury Money Market Fund (the "U.S. Treasury Fund"), the AmSouth Treasury Reserve Money Market Fund (the "Treasury Reserve Fund" the AmSouth Tax-Exempt Money Market Fund (the "Tax-Exempt Fund," and these four Funds being collectively referred to as the "Money Market Funds"), and the AmSouth Institutional Prime Obligations Money Market Fund (the "Institutional Prime Obligations Fund" or the "Institutional Money Market Fund"). The Florida Fund and the Municipal Bond Fund are also collectively referred to herein as the "Tax-Free Funds." The Funds, except for the U.S. Treasury Fund, the Tax-Exempt Fund, the Treasury Reserve Fund, and the Institutional Prime Obligations Fund, offer three classes of Shares: Class I Shares, Class A Shares, and Class B Shares. The U.S. Treasury Fund, the Treasury Reserve Fund, and the Tax-Exempt Fund offer two classes of Shares: Class I Shares and Class A Shares. The Institutional Prime Obligations Fund offers three classes of Shares: Institutional Class 1 Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares, formerly, Class I Shares, Class II Shares and Class III Shares. Much of the information contained in this Statement of Additional Information expands on subjects discussed in the Prospectuses. This Statement of Additional Information relates to all Funds. Capitalized terms not defined herein are defined in the Prospectuses. No investment in Shares of a class of a Fund should be made without first reading that Fund's Prospectus for that class.

                       INVESTMENT OBJECTIVES AND POLICIES

STRATEGIC PORTFOLIOS

      Each Strategic Portfolio seeks to achieve its investment objective by allocating its assets among other mutual funds ("Underlying Funds") advised by the Advisor, within predetermined strategy ranges, as set forth below. AmSouth Investment Management Company, LLC ("AIMCO"), the investment advisor to the Trust ("Advisor") will make allocation decisions according to its outlook for the economy, financial markets and relative market valuation of the Underlying Funds. AIMCO is a wholly owned subsidiary of AmSouth Bank ("AmSouth").

      Each Strategic Portfolio will invest its assets in the Underlying Funds within the strategy ranges (expressed as a percentage of the Strategic Portfolio's assets) indicated below:

                                              STRATEGY RANGES
                                              ---------------
                                                                     MODERATE
                            AGGRESSIVE                GROWTH AND    GROWTH AND
                              GROWTH        GROWTH      INCOME        INCOME
          UNDERLYING FUND   PORTFOLIO      PORTFOLIO  PORTFOLIO     PORTFOLIO
          ---------------   ---------      ---------  ---------     ---------

Value Fund..................   0-20%         0-15%       0-15%        0-15%
Select Equity Fund..........   0-15%         0-15%       0-10%        0-10%
Enhanced Market Fund........   0-25%         0-20%       0-15%        0-15%
Large Cap Fund..............   0-15%         0-15%       0-10%        0-10%
Capital Growth Fund.........   0-20%         0-15%       0-15%        0-15%
Mid Cap Fund................   0-15%         0-15%       0-10%        0-10%
Small Cap Fund..............   0-25%         0-15%       0-10%        0-10%
International Equity Fund...   0-15%         0-15%       0-10%        0-10%
Government Income Fund......      0%         0-15%       0-20%        0-25%
Bond Fund...................      0%         0-15%       0-20%        0-25%
Limited Term Bond Fund......   0-10%         0-15%       0-20%        0-25%
Prime Money Market Fund.....    0-5%          0-5%        0-5%         0-5%

      The Strategic Portfolios' selection of the Underlying Funds in which to invest, as well as the percentage of a Strategic Portfolio's assets which can be invested in each Underlying Fund, are not fundamental investment policies and can be changed without the approval of shareholders.

      Changes in the net asset value of the Underlying Funds may affect cash income, if any, derived from these investments and will affect a Strategic Portfolio's net asset value. Because each Strategic Portfolio invests primarily in other mutual funds, which fluctuate in value, the Strategic Portfolio's shares will correspondingly fluctuate in value. Although the Strategic
Portfolios normally seek to remain substantially fully invested in the Underlying Funds, each Strategic Portfolio may invest temporarily in certain short-term obligations. Such obligations may be used to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. Each Strategic Portfolio also may borrow money for temporary or emergency purposes.

      The Investment Company Act of 1940, as amended (the "1940 Act"), permits the Strategic Portfolios to invest without limitation in other investment companies that are part of the same "group of investment companies" (as defined in the 1940 Act), as the Strategic Portfolios and the Underlying Funds, provided that the Strategic Portfolios observe certain limitations on the amount of sales loads and distribution-related fees that are borne by shareholders and do not invest in other funds of funds.

                 ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

      The following policies supplement the investment objectives, restrictions and policies of each Fund as set forth in the respective Prospectus for that Fund.

      HIGH QUALITY INVESTMENTS WITH REGARD TO THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. As noted in the Prospectuses for the Money Market Funds and the Institutional Money Market Fund, each such Fund may invest only in obligations determined by the Advisor to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

      With regard to the Prime Money Market Fund and the Institutional Prime Obligations Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess the highest short-term ratings from at least two nationally recognized statistical ratings organizations ("NRSROs"); or (ii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Trustees. With regard to the Tax-Exempt Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Trustees. For purposes of these investment limitations, a security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by the Advisor to be comparable in priority and security to the obligation selected for purchase by a Fund. (The above-described securities which may be purchased by the Prime Money Market Fund and the Tax-Exempt Fund are hereinafter referred to as "Eligible Securities.")

      A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, (i.e., are unrated) but are determined by the Advisor to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by the Advisor. A security which at the time of issuance had a maturity exceeding 397 days but, at the same time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories of an NRSRO.

      The Prime Money Market Fund and the Institutional Prime Obligations Fund will each not invest more than 5% of its total assets in the securities of any one issuer, except that each Fund may invest up to 25% of its total assets in the securities of a single issuer for a period of up to three business days. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as an Eligible Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of the Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, and instrumentalities and repurchase agreements fully collateralized by such obligations.

      Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, the Advisor may be required promptly to dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

      The Appendix to this Statement of Additional Information identifies each NRSRO that may be utilized by the Advisor with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

      BANKERS' ACCEPTANCES AND CERTIFICATES OF DEPOSIT. All of the Funds, except the U.S. Treasury Fund, and the Treasury Reserve Fund, may invest in bankers' acceptances, certificates of deposit, and demand and time deposits. Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. The Prime Money Market Fund and the Institutional Prime Obligations Fund will not invest in excess of 10% of their net assets in time deposits, including ETDs and CTDs but not including certificates of deposit, with maturities in excess of seven days which are subject to penalties upon early withdrawal.

      Bankers' acceptances will be those guaranteed by domestic and foreign banks, if at the time of purchase, such banks have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements). Certificates of deposit and demand and time deposits will be those of domestic and foreign banks and savings and loan associations, if (a) at the time of purchase they have capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements) or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

      COMMERCIAL PAPER. Each Fund, except for the U.S. Treasury Fund and the Treasury Reserve Fund may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

      Each Fund except the U.S. Treasury Fund, the Treasury Reserve Fund, the Tax-Exempt Fund, and the Tax-Free Funds may invest in (i) Canadian Commercial Paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and (ii) Europaper, which is U.S. dollar-denominated commercial paper of an issue located in Europe.

      HIGH YIELD SECURITIES. To a limited extent, the Capital Growth Fund, may invest in high yield convertible securities. High yield securities are securities that are rated below investment grade by an NRSRO (e.g., "BB" or lower by S&P and "Ba" or lower by Moody's). The Capital Growth Fund may invest in securities rated as low as Ba by Moody's or BB by S&P or Fitch. Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds" and "junk bonds." Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. The securities are regarded as predominantly speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental interest rates and assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

      Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged.

      INSURANCE COMPANY FUNDING AGREEMENTS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Limited Term Bond Fund, the Tennessee Tax-Exempt Fund, the Prime Money Market Fund, and the Institutional Prime Obligations Fund may invest in funding agreements ("Funding Agreements"), also known as guaranteed investment contracts, issued by insurance companies. Pursuant to such agreements, these Funds invest an amount of cash with an insurance company and the insurance company credits such investment on a monthly basis with guaranteed interest which is based on an index. The Funding Agreements provide that this guaranteed interest will not be less than a certain minimum rate. These Funds will only purchase a Funding Agreement (i) when the Advisor has determined, under guidelines established by the Board of Trustees, that the Funding Agreement presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by a nationally recognized statistical rating organization that is not an affiliated person, as defined in the 1940 Act, of the issuer, or any insurer, guarantor, provider of credit support for the instrument and (ii) if it may receive all principal of and accrued interest on a Funding Agreement at any time upon thirty days' written notice. Because these Funds may not receive the principal amount of a Funding Agreement from the insurance company on seven days' notice or less, the Funding Agreement is considered an illiquid investment, and, together with other instruments in such Fund which are not readily marketable, will not exceed 15% of such Fund's net assets in the case of the Bond Fund, the Limited Term Bond Fund, the International Equity Fund, the Large Cap Fund, and the Mid Cap Fund, and 10% of such Funds' net assets in the case of the Prime Money Market Fund, the Capital Growth Fund, and the Tennessee Tax-Exempt Fund. In determining average weighted portfolio maturity, a Funding Agreement will be deemed to have a maturity equal to 30 days, representing the period of time remaining until the principal amount can be recovered through demand.

      VARIABLE AMOUNT MASTER DEMAND NOTES. Variable amount master demand notes, in which the Prime Money Market Fund, the Tax-Exempt Fund, the Institutional

Prime Obligations Fund, the Equity Funds, and the Bond Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic readjustments in the interest rate according to the terms of the instrument. They are also referred to as variable rate demand notes. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there may be no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time or during specified periods not exceeding one year, depending upon the instrument involved, and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Funds to dispose of a variable amount master demand note if the issuer defaulted on its payment obligations or during periods when the Funds are not entitled to exercise their demand rights, and the Funds could, for this or other reasons, suffer a loss to the extent of the default. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes must satisfy the same criteria as set forth above for commercial paper. The Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. Where necessary to ensure that a note is of "high quality," a Fund will require that the issuer's obligation to pay the principal of the note be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. In determining the dollar-weighted average portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.

      VARIABLE AND FLOATING RATE NOTES AND BONDS. The Equity Funds, the Bond Funds, the Balanced Fund the Prime Money Market Fund, the Tax-Exempt Fund and the Institutional Prime Obligations Fund may acquire variable and floating rate notes and bonds, subject to each Fund's investment objective, policies and restrictions.  A  variable  rate  note  is one  whose  terms  provide  "for  the
readjustment   of  its  interest  rate  on  set  dates  and  which,   upon  such
readjustment, can reasonably be expected to have a market value that approximates its par value." A floating rate note is one whose terms provide for the readjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, the Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may resell the note at any time to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate note in the event the issuer of the note defaulted on its payment obligations and the Fund could, as a result or for other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit or drafts.

      For purposes of these Funds, the maturities of the variable and floating rate notes will be determined in accordance with Rule 2a-7 under the 1940 Act.

      PARTICIPATION INTERESTS AND TRUST RECEIPTS. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund and the Tennessee Tax-Exempt Fund each may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Advisor, acting upon delegated authority from the Trust's Board of Trustees, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Advisor, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Advisor will consider, in accordance with procedures established by the Board of Trustees, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

      ZERO-COUPON OBLIGATIONS. Each Fund may acquire zero-coupon obligations evidencing ownership of future interest and principal payments on U.S. Treasury bonds. Such zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations, and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Bond Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 15% of the value of the Bond Fund's total assets, and the Limited Term Bond Fund and the Tennessee Tax-Exempt Fund will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed 25% of the value of the respective Fund's total assets. The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, and the Tennessee Tax-Exempt Fund also may invest in zero-coupon securities issued by corporations and financial institutions that constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities.

      An increase in interest rates will generally reduce the value of the investments in the Bond Funds, and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors other than current yield, including the preservation of capital, maturity, and yield to maturity.

      FOREIGN INVESTMENT. All of the Funds, except the U.S. Treasury Fund, the Treasury Reserve Fund, the Tennessee Tax-Exempt Fund, and the Tax-Free Funds, may, subject to their investment objectives, restrictions and policies, invest in certain obligations or securities of foreign issuers. Permissible investments include Eurodollar Certificates of Deposit ("ECDs") which are U.S. dollar denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, Yankee Certificates of Deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States, Eurodollar Time Deposits ("ETD's") which are U.S. dollar denominated deposits in a foreign branch of a U.S. bank or a foreign bank, Canadian Time Deposits ("CTD's") which are U.S. dollar denominated certificates of deposit issued by Canadian offices of major Canadian Banks, and American Depository Receipts ("ADRs") which are foreign shares of a company held by a U.S. bank which issues a receipt evidencing ownership. Investments in securities issued by foreign branches of U.S. banks, foreign banks, or other foreign issuers, including ADRs and securities purchased on foreign securities exchanges, may subject the Funds to investment risks that differ in some respects from those related to investment in obligations of U.S. domestic issuers or in U.S. securities markets. Such risks include future adverse political and economic developments, possible seizure, currency blockage, nationalization or expropriation of foreign investments, less stringent disclosure requirements, the possible establishment of exchange controls or taxation at the source, and the adoption of other foreign governmental restrictions. Additional risks include currency exchange risks, less publicly available information, the risk that companies may not be subject to the accounting, auditing and financial reporting standards and requirements of U.S. companies, the risk that foreign securities markets may have less volume and therefore many securities traded in these markets may be less liquid and their prices more volatile than U.S. securities, and the risk that custodian and brokerage costs may be higher. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. A Fund will acquire such securities only when the Advisor believes the risks associated with such investments are minimal.

      REPURCHASE AGREEMENTS. Securities held by each Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation with capital, surplus, and undivided profits of not less than $100,000,000 (as of the date of their most recently published financial statements) and from registered broker-dealers which the Advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest) and the Advisor will monitor the collateral's value to ensure that it equals or exceeds the repurchase price (including accrued interest). In addition, securities subject to repurchase agreements will be held in a segregated account.

      If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Fund under the 1940 Act.

      REVERSE REPURCHASE AGREEMENTS. As discussed in each Prospectus, each Fund, except the International Equity Fund, the Large Cap Fund, the Mid Cap Fund, the

Capital Growth Fund, and the Tennessee Tax-Exempt Fund may borrow funds for temporary purposes by entering into reverse repurchase agreements in accordance with the Fund's investment restrictions. Pursuant to such an agreement, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase the securities at a mutually agreed-upon date and price. Each Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Such assets will include U.S. government securities or other liquid high quality debt securities in the case of the Money Market Funds, the Institutional Money Market Fund, and the Bond Funds or other liquid, high-grade debt securities, in the case of the Value Fund, the Small Cap Fund, the Mid Cap Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which a Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by a Fund under the 1940 Act.

      U.S.   GOVERNMENT   OBLIGATIONS.   The  U.S.  Treasury  Fund  will  invest
exclusively in bills, notes and bonds issued by the U.S. Treasury. Such obligations are supported by the full faith and credit of the U.S. government. Each of the other Funds may invest in such obligations and in other obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities. Such other obligations may include those such as GNMA and the Export-Import Bank of the United States, which are supported by the full faith and credit of the U.S. government; others, such as those of FNMA, which are supported by the right of the issuer to borrow from the Treasury; others which are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others, such as those of the Federal Farm Credit Banks or FHLMC, which are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies and instrumentalities only when the Advisor believes that the credit risk with respect thereto is minimal.

      The principal governmental (i.e., backed by the full faith and credit of the U.S. government) guarantor of mortgage-related securities is GNMA. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

      Government-related (i.e., not backed by the full faith and credit of the U.S. government) guarantors include FNMA and FHLMC. FNMA and FHLMC are government-sponsored corporations owned entirely by private stockholders. Pass-through securities issued by FNMA and FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC but are not backed by the full faith and credit of the U.S. government.

      WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. As discussed in the Prospectuses, each Fund except the U.S. Treasury Fund may purchase securities on a when-issued basis (i.e., for delivery beyond the normal settlement date at a stated price and yield). When a Fund agrees to purchase securities on a when-issued basis, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account.

Normally, the custodian will set aside portfolio securities to satisfy the purchase commitment, and in such a case, the Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Securities purchased on a "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Value Fund, the Small Cap Fund, the Balanced Fund, the Select Equity Fund, and the Enhanced Market Fund expects that commitments to purchase "when-issued" securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase "when-issued" securities will not exceed 60 days. In addition, because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, a Fund's liquidity and the ability of the Advisor to manage it might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

      When a Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund incurring a loss or missing the opportunity to obtain a price considered to be advantageous. No Fund intends to purchase when-issued securities for speculative purposes but only in furtherance of its investment objective.

      ASSET-BACKED SECURITIES. The Balanced Fund, the Bond Fund, the Limited Term Bond Fund, the Institutional Prime Obligations Fund, the Capital Growth Fund, the Mid Cap Fund, and the Prime Money Market Fund may invest in securities backed by automobile receivables and credit-card receivables and other securities backed by other types of receivables.

      Offerings of Certificates for Automobile Receivables ("CARS") are structured either as flow-through grantor trusts or as pay-through notes. CARS structured as flow-through instruments represent ownership interests in a fixed pool of receivables. CARS structured as pay-through notes are debt instruments supported by the cash flows from the underlying assets. CARS may also be structured as securities with fixed payment schedules which are generally issued in multiple-classes. Cash-flow from the underlying receivables is directed first to paying interest and then to retiring principal via paying down the two respective classes of notes sequentially. Cash-flows on fixed-payment CARS are certain, while cash-flows on other types of CARS issues depends on the prepayment rate of the underlying automobile loans. Prepayments of automobile loans are triggered mainly by automobile sales and trade-ins. Many people buy new cars every two or three years, leading to rising prepayment rates as a pool becomes more seasoned.

      Certificates for Amortizing Revolving Debt ("CARDS") represent participation in a fixed pool of credit card accounts. CARDS pay "interest only" for a specified period, typically 18 months. The CARD'S principal balance remains constant during this period, while any cardholder repayments or new borrowings flow to the issuer's participation. Once the principal amortization phase begins, the balance declines with paydowns on the underlying portfolio. CARDS have monthly payment schedules, weighted-average lives of 18-24 months and stated final maturities ranging from 3 to 5 years. Cash flows on CARDS are certain during the interest-only period. After this initial interest-only period, the cash flow will depend on how fast cardholders repay their borrowings. Historically, monthly cardholder repayment rates have been relatively fast. As a consequence, CARDS amortize rapidly after the end of the interest-only period. During this amortization period, the principal payments on CARDS depend specifically on the method for allocating cardholder repayments to investors. In many cases, the investor's participation is based on the ratio of the CARDS' balance to the total credit card portfolio balance. This ratio can be adjusted monthly or can be based on the balances at the beginning of the amortization period. In some issues, investors are allocated most of the repayments, regardless of the CARDS' balance. This method results in especially fast amortization.

      Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees (which are generally provided by the issuer), senior-subordinated structures and over collateralization. The Bond Fund and the Limited Term Bond Fund will only purchase an asset-backed security if it is rated at the time of purchase in one of the three highest rating categories by an NRSRO or, if unrated, found by the Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality. Asset-backed securities purchased by the Institutional Prime Obligations Fund will be subject to the same quality requirements as other securities purchased by the Fund.

      MORTGAGE-RELATED SECURITIES. Mortgage-related securities have mortgage obligations backing such securities, including among others, conventional thirty year fixed rate mortgage obligations, graduated payment mortgage obligations, fifteen year mortgage obligations, and adjustable rate mortgage obligations. All of these mortgage obligations can be used to create pass-through securities. A pass-through security is created when mortgage obligations are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgage obligations is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage obligation prepays the remaining principal before the mortgage obligation's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgage obligations vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments have an adverse impact on yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Government Income Fund may purchase mortgage-related securities at a premium or at a discount.

      MORTGAGE-RELATED SECURITIES ISSUED BY NONGOVERNMENTAL ENTITIES. The Government Income Fund and the Capital Growth Fund may invest in mortgage-related securities issued by nongovernmental entities. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issues also create pass-through pools of conventional residential mortgage loans. Such issuers may also be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in the former pools. However, timely payment of interest and principal of these pools is supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Government Income Fund's investment quality standards. There can be no assurance that the private insurers can meet their obligations under the policies. The Government Income Fund may buy mortgage-related securities without insurance or guarantees if through an examination of the loan experience and practices of the poolers the Advisor determines that the securities meet the Government Income Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Government Income Fund and the Capital Growth Fund will not purchase mortgage-related securities or any other assets which in the Advisor's opinion are illiquid, if as a result, more than 15% of the value of the Government Income Fund's or more than 10% of the value of the Capital Growth Fund's net assets will be illiquid.

      COLLATERALIZED MORTGAGE OBLIGATIONS. Mortgage-related securities in which the Balanced Fund, the Bond Fund, the Capital Growth Fund, the Government Income Fund, the Mid Cap Fund, the Prime Money Market Fund and the Institutional Prime Obligations Fund may invest may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations. The staff of the Securities and Exchange Commission has determined that certain issuers of CMOs are investment companies for purposes of the 1940 Act.

      CMOs may include Stripped Mortgage Securities. Such securities are derivative multiclass mortgage securities issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped Mortgage Securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of Stripped Mortgage Security will have one class receiving all of the interest from the mortgage assets (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is rated AAA or Aaa.

      The Stripped Mortgage Securities held by the Funds will be considered liquid securities only under guidelines established by the Trust's Board of Trustees, and the Fund will not purchase a Stripped Mortgage Security that is illiquid if, as a result thereof, more than 15% of the value of the Fund's net assets would be invested in such securities and other illiquid securities.

      In reliance on a recent staff interpretation, the Funds' investment in certain qualifying CMOs, including CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not subject to the 1940 Act's limitation on acquiring interests in other investment companies. In order to be able to rely on the staff's interpretation, the CMOs and REMICs must be unmanaged, fixed-asset issuers, that (a) invest primarily in mortgaged-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act, and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that the Funds select CMOs or REMICs that do not meet the above requirements, the Funds' investment in such securities will be subject to the limitations on its investment in investment company securities. See "Investment Company Securities" in this Statement of Additional Information.

      The Funds expect that governmental, government-related or private entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be different from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Advisor will, consistent with each Fund's investment objective, policies and quality standards, consider making investments in such new types of securities.

      CONVERTIBLE SECURITIES. Each of the Equity Funds may invest in convertible securities. Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Each Fund other than the Balanced Fund may invest in convertible securities rated "BBB" or higher by an NRSRO at the time of investment, or if unrated, of comparable quality. The Balanced Fund may invest in convertible securities rated "A" or higher by an NRSRO or, if unrated, of comparable quality. If a convertible security falls below these minimum ratings after a Fund has purchased it, a Fund is not required to drop the convertible bond from its portfolio, but will consider appropriate action. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

      Securities which are rated "BB" or lower by S&P or "Ba" or lower by Moody's either have speculative characteristics or are speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations. A description of the rating categories is contained in the Appendix to the Statement of Additional Information.

      Corporate debt obligations that are not determined to be investment-grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions or the issuer's credit quality. Because investments in lower rated securities involve greater investment risk, achievement of a Fund's investment objective may be more dependent on the Advisor's credit analysis than would be the case if the Fund were investing in higher rated securities. High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. A projection of an economic downturn, for example, could cause a decline in high yield prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. In addition, the secondary trading market for high yield securities may be less liquid than the market for higher grade securities. The market prices of debt securities also generally fluctuate with changes in interest rates so that the Fund's net asset value can be expected to decrease as long-term interest rates rise and to increase as long-term rates fall. In addition, lower rated securities may be more difficult to dispose of or to value than high-rated, lower-yielding securities. The Advisor attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

      Convertible bonds and convertible preferred stocks are fixed-income securities that generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed-income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities, and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar non-convertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than non-convertible securities of similar quality.

      The Funds will exchange or convert the convertible securities held in portfolio into shares of the underlying common stock in instances in which, in the opinion of the Advisor, the investment characteristics of the underlying common shares will assist a Fund in achieving its investment objectives. Otherwise, a Fund will hold or trade the convertible securities. In selecting convertible securities for a Fund, the Advisor evaluates the investment characteristics of the convertible security as a fixed-income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Advisor considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

      As with all debt securities, the market values of convertible securities tend to increase when interest rates decline and, conversely, tend to decline when interest rates increase.

      CALLS. The Equity Funds, the Bond Fund, the Limited Term Bond Fund and the Government Income Fund may write (sell) "covered" call options and purchase options to close out options previously written by it. Such options must be issued by the Options Clearing Corporation and may or may not be listed on a National Securities Exchange. The purpose of writing covered call options is to generate additional premium income for a Fund. This premium income will serve to enhance the Fund's total return and will reduce the effect of any price decline of the security involved in the option. Covered call options will generally be written on securities which, in the Advisor's opinion, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.

      A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him or her to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his or her obligation to deliver the underlying security in the case of a call option, a writer is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which it already owns.

      Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with a Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds will not do), but capable of enhancing a Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but retains the risk of loss should the price of the security decline. Unlike when a Fund owns securities not subject to an option, these Funds will not have any control over when they may be required to sell the underlying securities, since they may be assigned an exercise notice at any time prior to the expiration of their obligation as a writer. If a call option which the Fund has written expires, the

Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds will consider a security covered by a call to be "pledged" as that term is used in its policy which limits the pledging or mortgaging of its assets.

      The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

      Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that the Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

      Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

      A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

      PUTS. The Tax-Exempt Fixed Income Funds may acquire "puts" with respect to Municipal Securities held in their portfolios, the Balanced Fund, and the

Taxable Fixed Income Funds may acquire "puts" with respect to debt securities held in their portfolios, and the Equity Funds may acquire "puts" with respect to equity securities held in their portfolios. A put is a right to sell a specified security (or securities) within a specified period of time at a specified exercise price. The Funds may sell, transfer, or assign a put only in conjunction with the sale, transfer, or assignment of the underlying security or securities.

      The amount payable to a Fund upon its exercise of a "put" is normally (i) the Fund's acquisition cost of the securities subject to the put (excluding any accrued interest which the Fund paid on the acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period.

      Puts may be acquired by a Fund to facilitate the liquidity of the portfolio assets. Puts may also be used to facilitate the reinvestment of assets at a rate of return more favorable than that of the underlying security. Puts may, under certain circumstances, also be used to shorten the maturity of underlying variable rate or floating rate securities for purposes of calculating the remaining maturity of those securities and the dollar-weighted average portfolio maturity of the Tax-Exempt Fund's assets pursuant to Rule 2a-7 under the 1940 Act. See "Variable and Floating Rate Notes" and "Valuation of the Prime Money Market Fund, the U.S. Treasury Fund and the Tax-Exempt Fund" in this Statement of Additional Information.

      The Limited Term Bond Fund will acquire puts solely to shorten the maturity of the underlying debt security.

      The Bond Funds and Equity Funds will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, a Fund may pay for puts either separately in cash or by paying a higher price for portfolio securities which are acquired subject to the puts (thus reducing the yield to maturity otherwise available for the same securities).

      The Funds intend to enter into puts only with dealers, banks, and broker-dealers which, in the Advisor's opinion, present minimal credit risks.

      The International Equity Fund, the Mid Cap Fund, the Large Cap Fund, and the Capital Growth Fund may write covered put options in respect of specific securities in which the Funds may invest and write covered call and put option contracts. The principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

      FUTURES CONTRACTS AND RELATED OPTIONS. The Enhanced Market Fund, the Select Equity Fund, the Small Cap Fund, the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Limited Term Bond Fund and the Tennessee Tax-Exempt Fund may invest in futures contracts and options thereon (interest rate futures contracts or index futures contracts, as applicable) to commit funds awaiting investment, to maintain cash liquidity or for other hedging purposes. The value of a Fund's contracts may equal or exceed 100% of the Fund's total assets, although a Fund will not purchase or sell a futures contract unless immediately afterwards the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of its net assets.

      Futures contracts obligate a Fund, at maturity, to take or make delivery of securities, the cash value of a securities index or a stated quantity of a foreign currency. A Fund may sell a futures contract in order to offset an expected decrease in the value of its portfolio positions that might otherwise result from a market decline or currency exchange fluctuation. A Fund may do so either to hedge the value of its securities portfolio as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its holdings or in currency exchange rates.

      Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying the futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge.

      When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or a seller of a futures contract at a specified exercise price during the option period. When a Fund sells an option on a futures contract, it becomes obligated to sell or buy a futures contract if the option is exercised. In connection with a Fund's position in a futures contract or related option, a Fund will create a segregated account of liquid assets or will otherwise cover its position in accordance with applicable SEC requirements.

      Successful use of futures by the Funds is also subject to the Advisor's ability to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, a Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

      The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

      Utilization of futures transactions by a Fund involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option.

      Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement, during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

      The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

      INVESTMENT COMPANY SECURITIES. Each Equity Fund and Bond Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund including Shares of the AmSouth Prime Money Market Fund, the AmSouth U.S. Treasury Fund, the AmSouth Tax-Exempt Money Market Fund and the Treasury Reserve Fund (the "AmSouth Money Market Funds"), and the AmSouth Institutional Prime Obligations Fund (the "AmSouth Institutional Money Market Fund") provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Each of the International Equity Fund, the Mid Cap Fund, the Large Cap Fund, the Capital Growth Fund, the Tennessee Tax-Exempt Fund, the Enhanced Market Fund, and the Treasury Reserve Money Market Fund may invest up to 5% of the value of its total assets in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests provided that no more than 10% of a Fund's total assets may be invested in the securities of mutual funds in the aggregate. Each of the Prime Money Market Fund, the Institutional Prime Obligations Fund, and the Tax-Exempt Fund may invest up to 5% of the value of its total assets in the securities of other money market funds that have similar policies and objectives provided that no more than 10% of a Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. In order to avoid the imposition of additional fees as a result of investments by the Funds in the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund, the Advisor and the Administrator will reduce that portion of their usual service fees from each Fund by an amount equal to their service fees from the AmSouth Money Market Funds or the AmSouth Institutional Money Market Fund that are attributable to those Fund investments. The Advisor and the Administrator will promptly forward such fees to the Funds. Each Fund will incur additional expenses due to the duplication of expenses as a result of investing in securities of other unaffiliated money market mutual funds.

      SECURITIES LENDING. In order to generate additional income, each Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities which are not affiliated directly or indirectly with the Trust. While the lending of securities may subject a Fund to certain risks, such as delays or the inability to regain the securities in the event the borrower were to default on its lending agreement or enter into bankruptcy, the Fund will receive 100% collateral in the form of cash or other liquid securities. This collateral will be valued on each Business Day and, should the market value of the loaned securities increase, the borrower will furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Funds or the borrower at any time. The Funds will only enter into loan arrangements with broker-dealers, banks or other institutions which the Advisor has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

      SHORT-TERM TRADING. The Value Fund, the Select Equity Fund, the Enhanced Market Fund, the Small Cap Fund and the Government Income Fund may engage in the technique of short-term trading. Such trading involves the selling of securities held for a short time, ranging from several months to less than a day. The object of such short-term trading is to increase the potential for capital appreciation and/or income of the Fund in order to take advantage of what the Advisor believes are changes in market, industry or individual company conditions or outlook. Any such trading would increase the turnover rate of a Fund and its transaction costs.

      SHORT-SELLING. The International Equity Fund and, to a limited extent, Capital Growth Fund, and Tennessee Tax-Exempt Fund may engage in short selling transactions. In these transactions the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively. Securities will not be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund's net assets. Each of these Funds, other than the International Equity Fund, will limit its short sales to those that are "against the box," a transaction in which the Fund enters into a short sale of a security which it owns. The proceeds of the short sale will be held by a broker until the settlement date at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. At no time will any of these Funds have more than 15% of the value of its net assets in deposits on short sales against the box.

      MUNICIPAL SECURITIES. Under normal market conditions, the Tax-Exempt Fund, the Balanced Fund and the Municipal Bond Fund will be primarily invested in bonds (and in the case of the Tax-Exempt Fund, notes) issued by or on behalf of states (including the District of Columbia), territories, and possessions of the United States and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from federal income tax ("Municipal Securities"). Under normal market conditions, the Tax-Exempt Fund will invest at least 80% of its total assets, the Municipal Bond Fund will invest at least 80% of its net assets, and the Florida Fund will invest at least 80% of its net assets in Municipal Securities, the interest on which is not treated as a tax preference item for purposes of the federal alternative minimum tax ("Preference Item"). For these purposes, net assets include net assets plus borrowings.

      Municipal Securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term Municipal Securities if the interest paid thereon is exempt from both federal income tax and not treated as a Preference Item. Interest on private activity bonds (and industrial development bonds) is fully tax-exempt only if the bonds fall within certain defined categories of qualified private activity bonds and meet the requirements specified in those respective categories. Regardless of whether they qualify for tax-exempt status, interest on private activity bonds may be a Preference Item and, thus, may subject both individual and corporate investors to tax liability under the alternative minimum tax. However, private activity bonds will only be considered Municipal Securities if they do not have this effect.

      Municipal Securities may also include general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, project notes, tax exempt commercial paper, construction loan notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

      Project notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority that provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the project notes.

      As described in the Prospectuses of the Tax-Free Funds and the Tax-Exempt Fund, the two principal classifications of Municipal Securities consist of "general obligation" and "revenue" issues. A Fund permitted to invest in Municipal Securities may also acquire "moral obligation" issues, which are normally issued by special purpose authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality that created the issuer. There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields, while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchases by the Tax-Exempt Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Tax-Exempt Fund. Neither event would under all circumstances require the elimination of such an obligation from the Fund's investment portfolio. However, the obligation generally would be retained only if such retention was determined by the Board of Trustees to be in the best interests of the Fund.

      Municipal Securities purchased by the Tax-Exempt Fund may include rated and unrated variable and floating rate tax-exempt notes, that may have a stated maturity in excess of one year but that will, in such event, be subject to a demand feature that will permit the Tax-Exempt Fund to demand payment of the principal of the note either (i) at any time upon not more than thirty days' notice or (ii) at specified intervals not exceeding one year and upon no more than thirty days' notice. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Tax-Exempt Fund will approximate their par value.

      An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

      Opinions relating to the validity of Eligible Municipal Securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Tax-Free Funds nor the Advisor will review the proceedings relating to the issuance of Eligible Municipal Securities or the basis for such opinions.

      Although the Tax-Exempt Fund and the Municipal Bond Fund do not presently intend to do so on a regular basis, each may invest more than 25% of its total assets in Municipal Securities that are related in such a way that an economic, business, or political development or change affecting one such security would likewise affect the other Municipal Securities. An example of such securities are obligations the repayment of which is dependent upon similar types of projects. Such investments would be made only if deemed necessary or appropriate by the Advisor. To the extent that a Fund's assets are concentrated in Municipal Securities that are so related, the Fund will be subject to the peculiar risks presented by such securities, such as negative developments in a particular industry, to a greater extent than it would be if the Fund's assets were not so concentrated.

      The Tax-Free Funds may acquire "puts" with respect to Eligible Municipal Securities held in their portfolios. Under a put, the Funds would have the right to sell a specified Eligible Municipal Security within a specified period of time at a specified price to a third party. A put would be sold, transferred, or assigned only with the underlying Eligible Municipal Security. The Funds will acquire puts solely to facilitate portfolio liquidity, shorten the maturity of the underlying Eligible Municipal Securities, or permit the investment of the Funds' at a more favorable rate of return. The Funds expect that they will generally acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if necessary or advisable, the Funds may pay for a put separately in cash. The aggregate price of a security subject to a put may be higher than the price which otherwise would be paid for the security without such an option, thereby increasing the security's cost and reducing its yield.

      TAX-FREE FUNDS. A Tax-Free Fund may also invest in master demand notes in order to satisfy short-term needs or, if warranted, as part of its temporary defensive investment strategy. Such notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a U.S. commercial bank acting as agent for the payees of such notes. Master demand notes are callable on demand by the Funds but are not marketable to third parties. Master demand notes are direct lending arrangements between the Fund and the issuer of such notes. The Advisor will review the quality of master demand notes at least quarterly and will consider the earning power, cash flow and debt-to-equity ratios indicating the borrower's ability to pay principal together with accrued interest on demand. While master demand notes are not typically rated by credit rating agencies, issuers of such notes must satisfy the same criteria for the Funds set forth above for commercial paper.


      The Tax-Free Funds may acquire rated and unrated variable and floating rate notes. Variable and floating rate notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by the Funds will be determined by the Advisor under guidelines established by the Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Funds' investment policies. There may be no active secondary market with respect to a particular variable or floating rate note. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to the Funds will approximate their par value.

      The Tax-Free Funds may acquire zero-coupon obligations. Zero-coupon obligations pay no current interest and are typically sold at prices greatly discounted from par value, with par value to be paid to the holder at maturity. The return on a zero-coupon obligation, when held to maturity, equals the difference between the par value and the original purchase price. Zero-coupon obligations have greater price volatility than coupon obligations and such obligations will be purchased when the yield spread, in light of the obligation's duration, is considered advantageous. The Tax-Free Funds will only purchase zero-coupon obligations if, at the time of purchase, such investments do not exceed, as a percentage of total assets, 20% of the value of the Florida Tax Exempt Fund and 25% of the Municipal Bond Fund.

      An increase in interest rates will generally reduce the value of the investments in the Tax-Free Funds and a decline in interest rates will generally increase the value of those investments. Depending upon prevailing market conditions, the Advisor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value, the yield will be lower than the coupon rate. In making investment decisions, the Advisor will consider many factors besides current yield, including the preservation of capital, maturity, and yield to maturity.

      TENNESSEE TAX-EXEMPT FUND. Municipal Securities bear fixed, floating or variable rates of interest, which are determined in some instances by formulas under which the Municipal Security's interest rate will change directly or inversely to changes in interest rates or an index, or multiples thereof, in many cases subject to a maximum and minimum. Certain Municipal Securities are subject to redemption at a date earlier than their stated maturity pursuant to call options, which may be separated from the related Municipal Securities and purchased and sold separately.

      Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of one year, but which permit the holder to demand payment of principal at any time, or at specified intervals. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

      The Fund may invest up to 5% of the value of its total assets in municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations"). Lease obligations have special risks not ordinarily associated with Municipal Securities. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. Certain lease obligations in which these Funds may invest may contain "non-appropriation" clauses that provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In addition, no assurance can be given as to the liquidity of certain lease obligations. The staff of the SEC currently considers certain lease obligations to be illiquid. The Trust's Board of Trustees has established guidelines for the Advisor to determine the liquidity and appropriate valuation of lease obligations based on factors that include: (1) the frequency of trades and quotes for the lease obligation or similar securities; (2) the number of dealers willing to purchase or sell the lease obligation or similar securities and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security or similar securities; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.

      The Fund may purchase tender option bonds and similar securities. A tender option bond is a Municipal Security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the Municipal Security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax exempt rate. The Advisor, on behalf of the Fund, will consider on an ongoing basis the creditworthiness of the issuer of the underlying Municipal Security, of any custodian and of the third party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying Municipal Securities and for other reasons.

      The Fund will purchase tender option bonds only when it is satisfied that the custodial and tender option arrangements, including the fee payment arrangements, will not adversely affect the tax exempt status of the underlying Municipal Securities and that payment of any tender fees will not have the effect of creating taxable income for the Fund. Based on the tender option bond agreement, the Fund expects to be able to value the tender option bond at par; however, the value of the instrument will be monitored to assure that it is valued at fair value.

      THE MUNICIPAL BOND FUND -- CONCENTRATION IN ALABAMA ISSUERS. The Municipal Bond Fund may invest 25% or more of its total assets in bonds, notes and warrants generally issued by or on behalf of the State of Alabama and its political subdivisions, the interest on which, in the opinion of the issuer's bond counsel at the time of issuance, is exempt from both federal income tax and Alabama personal income tax and is not treated as a Preference Item for purposes of the federal alternative minimum tax for individuals ("Alabama Municipal Securities"). Because of the relatively small number of issuers of Alabama Municipal Securities, the Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Fund's Shares.

      GENERAL ECONOMIC CHARACTERISTICS OF ALABAMA. Alabama ranks twenty-third in the nation in total population, with over four million residents in 2000. Its economy has historically been based primarily on agriculture, textiles, mineral extraction and iron and steel production, although the state has diversified into health care related industries and other service-oriented sectors. Overall job growth rate was -1.1% in 2001. Alabama's per capita income in 2000 was $23,521, 79.8% of U.S. per capita income. Currently Alabama's general obligations are rated Aa3 by Moody's and AA by S&P.

      BALANCED BUDGET AND PRO-RATION PROCEDURES. Section 213 of the Constitution of Alabama, as amended, requires that annual financial operations of Alabama must be on a balanced budget. The Constitution also prohibits the state from incurring general obligation debt unless authorized by an amendment to the Constitution. Amendments to the Constitution have generally been adopted through a procedure that requires each amendment to be proposed by a favorable vote of three-fifths of all the members of each house of the Legislature and thereafter approved by a majority of the voters of the state voting in a statewide election.

      Alabama has statutory budget provisions which create a proration procedure in the event that estimated budget resources in a fiscal year are insufficient to pay in full all appropriations for such fiscal year. The Alabama state budget is composed of two funds - the General Fund and the Education Fund. Proration of either Fund is possible in any fiscal year, and proration may have a material adverse effect on entities dependent on state funding, including certain issuers of Alabama Municipal Securities held in the Alabama Fund.

      Court decisions have indicated that certain state expenses necessary for essential functions of government are not subject to proration under applicable law. The Supreme Court of Alabama has held that the debt prohibition contained in the constitutional amendment does not apply to obligations incurred for current operating expenses payable during the current fiscal year, debts incurred by separate public corporations, or state debt incurred to repel invasion or suppress insurrection. The state may also make temporary loans not exceeding $300,000 to cover deficits in the state treasury. Limited obligation debt may be authorized by the legislature without amendment to the Constitution. The state has followed the practice of financing certain capital improvement programs - principally for highways, education and improvements to the State Docks - through the issuance of limited obligation bonds payable solely out of certain taxes and other revenues specifically pledged for their payment and not from the general revenues of the state.

      GENERAL OBLIGATION WARRANTS. Municipalities and counties in Alabama traditionally have issued general obligation warrants to finance various public improvements. Alabama statutes authorizing the issuance of such interest-bearing warrants do not require an election prior to issuance. On the other hand, the Constitution of Alabama (Section 222) provides that general obligation bonds may not be issued without an election.

      The Supreme Court of Alabama validated certain general obligation warrants issued by the City of Hoover, reaffirming that such obligations did not require an election under Section 222 of the Constitution of Alabama. In so holding, the Court found that warrants are not "bonds" within the meaning of Section 222. According to the Court, warrants are not negotiable instruments and transferees of warrants cannot be holders in due course. Therefore, a transferee of warrants is subject to all defenses that the issuer of such warrants may have against the transferor.

      County boards of education may borrow money by issuing interest-bearing warrants payable solely out of such board's allocated or apportioned share of specified tax. The county board's apportioned share of such tax may be diminished upon the establishment of a city school system, which could jeopardize the payment of the county board's warrants.

      LIMITED TAXING AUTHORITY. Political subdivisions of the state have limited taxing authority. Ad valorem taxes may be levied only as authorized by the Alabama Constitution. In order to increase the rate at which any ad valorem tax is levied above the limit otherwise provided in the Constitution, the proposed increase must be proposed by the governing body of the taxing authority after a public hearing, approved by an act of the Alabama Legislature and approved at an election within the taxing authority's jurisdiction. In addition, the Alabama Constitution limits the total amount of state, county, municipal and other ad valorem taxes that may be imposed on any class of property in any one tax year. This limitation is expressed in terms of a specified percentage of the market value of such property.

      Specific authorizing legislation is required for the levy of taxes by local governments. In addition, the rate at which such taxes are levied may be limited to the authorizing legislation or judicial precedent. For example, the Alabama Supreme Court has held that sales and use taxes, which usually comprise a significant portion of the revenues for local governments, may not be levied at rates that are confiscatory or unreasonable. The total sales tax (state and local) in some jurisdictions is 9%. State and local governments in Alabama are more dependent on general and special sales taxes than are state and local governments in many states. Because sales taxes are less stable sources of revenue than are property taxes, state and local governments in Alabama may be subject to shortfalls in revenue due to economic cycles.

      PRIORITY FOR ESSENTIAL GOVERNMENTAL FUNCTIONS. Numerous decisions of the Alabama Supreme Court hold that a governmental unit may first use its taxes and other revenues to pay the expenses of providing necessary governmental services before paying debt service on its bonds, warrants or other indebtedness.

      THE FLORIDA FUND -- DIVERSIFICATION AND CONCENTRATION. The Florida Fund is a non-diversified fund under the 1940 Act and may concentrate its investments in the securities of a limited number of issuers. Under the Internal Revenue Code of 1986, as amended (the "Code"), the Florida Fund generally may not invest in a manner such that at the end of each fiscal quarter (i) more than 25% of its total assets are represented by securities of any one issuer (other than U.S. government securities) and (ii) with respect to 50% of its total assets, more than 5% of its total assets are represented by the securities of any one issuer (other than U.S. government securities). Thus, the Florida Fund generally may invest up to 25% of its total assets in the securities of each of any two issuers. Because of the relatively small number of issuers of Florida Municipal Securities, the Florida Fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline. Concentration of this nature may cause greater fluctuation in the net asset value of the Florida Fund's shares.

      GENERAL ECONOMIC CHARACTERISTICS OF FLORIDA. Florida ranks fourth in the nation in total population, with over 16 million residents in 2002, and has been one of the fastest growing states in the nation. Historically, tourism, agriculture, construction and manufacturing have constituted the most important sectors of the state's economy. Construction activity slows during periods of high interest rates or cyclical downturns. The service sector employs the largest number of people in Florida. While wages in the service sector tend to be lower than in manufacturing and other sectors of the economy, the service sector traditionally has been less sensitive to business cycles. Currently, Florida's general obligations are rated Aa2 by Moody's and AA by S&P.

      The southern and central portions of Florida's economy, in particular, rely heavily on tourism and are sensitive to changes in the tourism industry. For example, tourism in Florida has been adversely affected by publicity regarding violent crimes against tourists, particularly tourists from abroad. Gasoline price hikes and/or shortages from an oil embargo or other oil shortage could severely affect U.S. tourism in the state, which is heavily dependent on automobiles as the primary form of transportation. A decline in tourism following the September 11, 2001 terrorist attacks has significantly reduced state tax revenues.

      South Florida also is susceptible to international trade and currency imbalances due to its geographic location as the gateway to Latin America and its involvement in foreign trade and investment. The central portion of the state is affected by conditions in the phosphate and agriculture industries, especially citrus and sugar. Northern Florida's economy is more heavily tied to military bases, some of which are closing or scaling back as a result of Federal budget cutbacks, and the lumber and paper industries.

      The entire state can be affected by severe weather conditions including hurricanes. The impact of severe hurricanes on the fiscal resources of the state and local governments is difficult to assess.

      SOURCES OF STATE AND LOCAL REVENUES. Florida's Constitution prohibits deficit spending by the state for governmental operations. Florida does not have a personal income tax. An amendment to the state's Constitution would be required in order to institute an income tax, and passage of such an amendment is believed to be unlikely due to the relatively large number of retirees living in the state as well as to the general unpopularity of tax increases in the current political climate. A two-thirds approval of voters voting in an election is now required for the addition of any new taxes to the Florida Constitution. The principal sources of state revenues are a 6% sales tax, state lottery, motor fuels tax, corporate income tax, and miscellaneous other revenue sources, including beverage tax and licenses, cigarette tax, documentary stamp taxes and an intangible tax. Dependence on the sales tax may subject state revenues to more volatility than would be the case if Florida had a personal income tax, with sales tax collections adversely affected during recessions and periods when tourism declines.

      In November,  2002,  Florida  voters  approved an amendment to Article IX,
Section 1 of the Florida Constitution that may place significant budgetary pressures on state government. The Amendment provides that average public school class sizes must be reduced by two students per year, beginning with the 2003-2004 fiscal year, until the maximum number of students is reduced by the beginning of the 2010 school year to 18 students for pre-kindergarten through grade 3, 22 students for grades 4 through 8, and 25 students for grades 9 through 12. Payment of the costs associated with this class size reduction is declared to be "the responsibility of the state and not of local school districts." Different estimates of the cost of this Amendment over the next 8 years have been put forward, ranging from $8 billion to in excess of $27 billion. This Amendment may leave the state legislature no alternatives except levying additional taxes, reducing other services or some combination thereof. Local governments may have pressures to fund any services discontinued by state government.

      Taxation by units of government other than the state is permitted only to the extent that Florida's legislature enacts enabling legislation. The principal sources of county and municipal government revenues are ad valorem property taxes, state revenue sharing, and miscellaneous other revenue sources, including utilities services fees and local option fees. The principal sources of revenues for Florida's school districts are ad valorem property taxes and state revenue sharing, including revenues from a state lottery. The state Constitution imposes millage limits, including a 10-mill limit each on county, municipal and school ad valorem taxes. Effective January 1, 1995, Florida's voters amended the state Constitution to limit annual increases in the assessed value of homestead property to the lesser of 3% of the prior year's assessment or the percentage change in the Consumer Price Index during the preceding calendar year. The limitation on increases in assessment of homestead property could eventually lead to ratings revisions that could have a negative impact on the prices of obligations funded with this source of taxation. However, the effect of the limit will be tempered by reassessments of homestead property at market value when sold.

      Units of state and local government in Florida will continue to face spending pressures due to infrastructure needs for an expanding population, especially in view of growth management laws enacted by Florida's legislature. These laws include concurrency requirements that impose building moratoriums unless roads and other infrastructure are added concurrently with additional commercial or residential developments.

      TYPES OF INDEBTEDNESS. The two principal types of indebtedness issued by state or local units of government in Florida are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by a pledge of the full faith, credit and taxing power of the governmental entity issuing the bonds. They can be issued in Florida only after a referendum in which the voters in the jurisdictional limits of the jurisdiction issuing the bonds approve their issuance. Revenue bonds are payable only from the revenues derived from a facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Revenue bonds are not secured by the full faith, credit and taxing power of the governmental issuer.

      MARKET RISK CAUSED BY INTANGIBLE TAX CONSIDERATIONS. As a normal policy, on January 1 of each calendar year the Florida Fund intends to own only assets which are exempt from the Florida Intangible Tax. Accordingly, it is possible that the Florida Fund, in disposing of non-exempt assets to meet this policy objective, might sustain losses which might not otherwise be incurred absent this policy of avoiding the Florida Intangible Tax.

      TENNESSEE MUNICIPAL SECURITIES. (Tennessee Tax-Exempt Fund) The average dollar-weighted credit rating of the Municipal Securities held by the Tennessee Tax-Exempt Fund will be at least A- by Moody's, S&P or Fitch. To further limit risk, each Municipal Security in which the Fund may invest must be rated, in the case of bonds, at least Baa by Moody's or at least BBB by S&P and Fitch. The Fund may invest in short-term Municipal Securities which are rated in the two highest categories by Moody's, S&P or Fitch. The average dollar-weighted portfolio credit rating will be measured on the basis of the dollar value of the Municipal Securities purchased and their credit rating without reference to rating subcategories. The Tennessee Tax-Exempt Fund also may invest in Municipal Securities which, while not rated, are determined by the Advisor to be of comparable quality to the rated securities in which the Fund may invest.

      Investors in the Tennessee Tax-Exempt Fund should consider carefully the special risks inherent in such Funds' investment in Tennessee Municipal Securities. These risks result from the financial condition of the State of Tennessee. The following information constitutes only a brief summary, does not purport to be a complete description, and is based on information drawn from official statements relating to securities offerings of the State of Tennessee (the "State") and various local agencies, available as of the date of the Statement of Additional Information. While the Trust has not independently verified such information, it has no reason to believe that such information is not correct in all material respects.

      The Constitution of the State of Tennessee requires a balanced budget. In 1978, the voters of the State of Tennessee approved an amendment to the State Constitution requiring that (1) the total expenditures of the State for any fiscal year may not exceed the State's revenues and reserves, including the proceeds of debt obligations issued to finance capital expenditures and (2) in no year may the rate of growth of appropriations from State tax revenues exceed the estimated rate of growth of the State's economy. In the past the Governor and the General Assembly have had to restrict expenditures to comply with the State Constitution.

      Due to the fundamental changes occurring in today's economy and the State's reliance upon sales tax revenues for more than 60% of its income, Tennessee continues to have a difficult time balancing its budget. Tennessee experienced substantial revenue short falls between 1999-2002 which were further exacerbated by the economic slowdown and effects of the September 11 events. In August 2002, an income tax proposal was rejected by the General Assembly which chose instead to raise an estimated $933 million in new revenue through increased sales taxes, increased excise tax, and a litany of other individual taxes to make up for the estimated $390 million shortfall in the 2001-2002 budget and to prevent a shortfall in 2002-2003. Based on projections by the Tennessee Comptroller, these tax increases should be sufficient to carry Tennessee for two to three more years. In addition, the General Assembly created a 15 member independent tax study commission to perform a comprehensive study of the tax structure in Tennessee including state, local, special district and state shared taxes. Review of the state franchise and excise taxes and the current income allocation formulas is specifically included. The Commission will report its findings, recommendations and any proposed legislation to the General Assembly on or before July 1, 2004, at which time the Commission terminates.

      After the General Assembly passed the new budget with the sales tax increase, Moody's, Fitch, and S&P each confirmed the State's debt rating as Aa2, AA and AA respectively. Both Moody's and S&P gave the State a negative outlook.

      Over the next few years additional stress on the Tennessee budget is expected as the State attempts to implement increases in teacher salaries mandated by the Tennessee Supreme Court. SEE TENNESSEE SCHOOL SYSTEMS V. MCWHERTER, M 2001-01957-SC-R3-CV (Tenn. filed Oct. 8, 2002). Projected costs for implementing the Court's decision fall between $50 and $400 million annually depending on the remedy ultimately implemented.

      Anti-income tax sentiment remains very high. Accordingly, with the expected continuing budget problems, it is likely that Tennessee will continue to seek to find new alternative revenue sources in addition to the sales tax increase while efforts to pass an income tax continue. Additionally, since most of Tennessee's non-recurring revenue sources have been depleted, it is unclear where additional sources of revenue will be found except from new or increased taxes.

      For additional information about the financial status of the State of Tennessee, see the Comprehensive Annual Financial Report ("CAFR") available at http:www.state.tn.us/finance/act/cafr.html.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT POLICIES

      The following fundamental investment restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940
Act) of such Fund's outstanding voting securities.  (See "Additional Information
- Miscellaneous"). If any percentage restriction described herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction.

DIVERSIFICATION
---------------

PRIME MONEY MARKET FUND,  INSTITUTIONAL  PRIME  OBLIGATIONS  FUND AND TAX-EXEMPT
FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer, except that 25% or less of the value of the Fund's total assets may be invested without regard to such 5% limitation.

For the PRIME MONEY MARKET FUND and INSTITUTIONAL PRIME OBLIGATIONS FUND, there is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For the TAX-EXEMPT FUND, for purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME PORTFOLIO

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of such Fund's total assets would be invested in such issuer, or such Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of each Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

For the purposes of this restriction, there is no limit to the percentage of assets that may be invested in securities of other investment companies for the MID CAP FUND, LARGE CAP FUND, TREASURY RESERVE MONEY MARKET FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO.

INDUSTRY CONCENTRATION
----------------------

PRIME MONEY MARKET FUND AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      Neither Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, bank certificates of deposit or bankers'
      acceptances issued by a domestic bank or by a U.S. branch of a foreign bank provided that such U.S. branch is subject to the same regulation as U.S. banks, and repurchase agreements secured by bank instruments or obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

TAX-EXEMPT FUND

      The Fund may not purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

For the TAX-EXEMPT FUND, this limitation shall not apply to Municipal Securities; and for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, TREASURY RESERVE MONEY MARKET, INTERNATIONAL EQUITY FUND, MID CAP FUND, CAPITAL GROWTH FUND, LARGE CAP FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, AND MODERATE GROWTH AND INCOME
PORTFOLIO:

      No Fund may purchase any securities which would cause more than 25% of the value of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government or its agencies or instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

For the BOND FUND, LIMITED TERM BOND FUND, FLORIDA FUND, MUNICIPAL BOND FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, and MODERATE GROWTH AND INCOME PORTFOLIO, there is no limitation with respect to Municipal Securities, which, for purposes of this limitation only, do not include private activity bonds that are backed only by the assets and revenues of a non-governmental user.

For the Aggressive Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, and Moderate Growth and Income Portfolio, there is no limitation with respect to registered investment companies.

TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE FUND

      No Fund may purchase any securities which would cause 25% or more of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that this limitation shall not apply to Municipal Securities; and provided, further, that for the purpose of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental user shall not be deemed to be Municipal Securities.

BORROWING

MONEY MARKET FUNDS, INSTITUTIONAL MONEY MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 33 1/3% of the value of its total assets at the time of such borrowing. A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto.

FLORIDA FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND MUNICIPAL BOND FUND

      No Fund may borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary emergency purposes in amounts up to 10% of the value of its total assets at the time of such borrowing (33 1/3 % with respect to the Select Equity Fund.)

SENIOR SECURITIES
-----------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

COMMODITIES
-----------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, PRIME MONEY MARKET FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may purchase or sell commodities, commodity contracts (including futures contracts with respect to each Fund other than the Small Cap, Enhanced Market, Select Equity, International Equity, Mid Cap, Capital Growth, Large Cap, and Tennessee Tax-Exempt Funds which may purchase futures contracts), or real estate (although investments by all of the Funds except the U.S. Treasury and Treasury Reserve Money Market Funds in marketable securities of companies engaged in such activities and in securities secured by real estate or interests therein are not hereby precluded and investment in real estate investment trusts are permitted for the Small Cap, Enhanced Market, Select Equity, Mid Cap and Large Cap Funds.)

UNDERWRITING

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, PRIME MONEY MARKET FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may underwrite the securities of other issuers, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities" acquired in accordance with such Fund's investment objectives, restrictions and policies.

PUT AND CALL OPTIONS
--------------------

TAX-EXEMPT FUND

      The Fund may not acquire a put if, immediately after such acquisition, over 5% of the total amortized cost value of the Tax-Exempt Fund's assets would be subject to puts from the same institution (except that (i) up to 25% of the value of the Tax-Exempt Fund's total assets may be subject to puts without regard to such 5% limitation and (ii) the 5% limitation is inapplicable to puts that, by their terms, would be readily exercisable in the event of a default in payment of principal or interest on the underlying securities). For the purpose of this investment restriction and investment restriction and the investment restriction below, a put will be considered to be from the party to whom the Tax-Exempt Fund will look for payment of the exercise price.

      The Fund may not acquire a put that, by its terms would be readily exercisable in the event of a default in payment of principal and interest on the underlying security or securities if, immediately after that acquisition, the amortized cost value of the security or securities underlying that put, when aggregated with the amortized cost value of any other securities issued or guaranteed by the issuer of the put, would exceed 10% of the total amortized cost value.

FLORIDA TAX EXEMPT AND MUNICIPAL BOND FUNDS

      Write or sell puts, calls, straddles, spreads, or combinations thereof except that the Funds may acquire puts with respect to Eligible Municipal Securities and sell those puts in conjunction with a sale of those Eligible Municipal Securities.

MONEY MARKET FUNDS, INSTITUTIONAL PRIME OBLIGATIONS FUND, AND TAX-FREE FUNDS

      May not write or purchase call options.

VALUE FUND, SMALL CAP FUND, BALANCED FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, PRIME MONEY MARKET FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND, AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      No Fund may write put options.

PRIME MONEY MARKET FUND, U.S. TREASURY FUND, VALUE FUND, AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      No Fund may purchase put options.

LENDING
-------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, MONEY MARKET FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND, INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, lend Fund securities in accordance with its investment objective and policies and enter into repurchase agreements. In addition, the Funds are permitted to participate in a credit facility whereby the Funds may directly lend to and borrow money from each other for temporary purposes, provided that the loans are made in accordance with an order of exemption from the Securities and Exchange Commission and any conditions thereto.

FLORIDA FUND,  GOVERNMENT  INCOME FUND,  MUNICIPAL  BOND FUND, AND SELECT EQUITY
FUND

      No Fund may make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies, may lend Fund securities in accordance with its investment objective and policies, and may enter into repurchase agreements.

U.S. GOVERNMENT SECURITIES
--------------------------

TREASURY RESERVE FUND

      The Fund may not invest in  securities  other  than  those  issued or
      guaranteed   by   the   U.S.    Government   or   its   agencies   or
      instrumentalities or repurchase agreements related thereto.

U.S. TREASURY FUND

      The Fund may not purchase securities other than bills, notes, and bonds issued by the U.S. Treasury, certain of which securities may be subject to repurchase agreements collateralized by the underlying U.S. Treasury obligation.

COMMON STOCK
------------

PRIME MONEY MARKET FUND, INSTITUTIONAL PRIME OBLIGATIONS FUND, AND U.S. TREASURY FUND

      The Fund may not buy common stocks or voting securities, or state, municipal, or private activity bonds.

PLEDGING SECURITIES
-------------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND, AND TREASURY RESERVE FUND

      No Fund may mortgage, pledge or hypothecate any assets except in connection with any borrowing and in amounts in excess of the lesser of the dollar amounts borrowed or 33 1/3% of the value of the Fund's total assets at the time of its borrowing.

FLORIDA FUND, GOVERNMENT INCOME FUND, SELECT EQUITY FUND AND MUNICIPAL BOND FUND

      No Fund may mortgage, pledge, or hypothecate any assets, except in connection with any permitted borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of such Fund's total assets at the time of its borrowing ) (33-1/3% with respect to the Select Equity Fund). A Fund will not purchase securities while borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

NON-FUNDAMENTAL INVESTMENT POLICIES

      The following investment policies are non-fundamental and may be changed by a vote of the majority of the Board of Trustees. The first three policies apply to each AmSouth Fund.

MARGIN TRANSACTIONS
-------------------

      No Fund may purchase securities on margin, except that a Fund may obtain such short-term credits as are necessary for the clearance of portfolio transactions and except that a Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

SHORT SALES
-----------

      No Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short); however, this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments and the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

OTHER INVESTMENT COMPANIES
--------------------------

      The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

PLEDGING SECURITIES
-------------------

MONEY MARKET FUNDS, INSTITUTIONAL PRIME OBLIGATIONS FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, AND ENHANCED MARKET FUND

      No Fund may pledge its assets except in connection with any permitted borrowings. However, this policy does not prevent the Fund from pledging its assets in connection with its purchase and sale of futures contracts, options, forward contracts, swaps, caps, collars, floors and other financial instruments.

DIVERSIFICATION
---------------

INTERNATIONAL EQUITY FUND, CAPITAL GROWTH FUND, SELECT EQUITY FUND, TENNESSEE TAX-EXEMPT FUND AND FLORIDA FUND

      No Fund may purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of its total assets would be invested in such issuer (except that up to 50% of the value of the Fund's total assets may be invested without regard to such 5% limitation). For purposes of this limitation, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security; with respect to a private activity bond that is backed only by the assets and revenues of a non-government user, a security is considered to be issued by such non-governmental user.

REPURCHASE AGREEMENTS
---------------------

INTERNATIONAL EQUITY FUND, MID CAP FUND, LARGE CAP FUND, CAPITAL GROWTH FUND, AGGRESSIVE GROWTH PORTFOLIO, GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, MODERATE GROWTH AND INCOME PORTFOLIO, TENNESSEE TAX-EXEMPT FUND AND TREASURY RESERVE FUND

      No Fund may enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

RESTRICTED SECURITIES
---------------------

VALUE FUND, SMALL CAP FUND, BALANCED FUND, SELECT EQUITY FUND, ENHANCED MARKET FUND, BOND FUND, LIMITED TERM BOND FUND, GOVERNMENT INCOME FUND, MUNICIPAL BOND FUND, FLORIDA FUND, PRIME MONEY MARKET FUND, U.S. TREASURY FUND, TAX-EXEMPT FUND, AND INSTITUTIONAL PRIME OBLIGATIONS FUND

      No Fund may invest more than 15% of its net assets in securities that are restricted as to resale, or for which no readily available market exists, including repurchase agreements providing for settlement more than seven days after notice.

PUT OPTIONS
-----------

SMALL CAP FUND

      The Small Cap Fund may not write or purchase put options

NOTICE TO SHAREHOLDERS

      Any notice required to be delivered to shareholders of a Fund for the purpose of announcing an intended change in a non-fundamental policy of the Fund (as described in the Prospectuses) will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement, if delivered separately from other communications to shareholders, will also appear on the envelope in which such notice is delivered.

                               PORTFOLIO TURNOVER

      The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover with respect to each of the Money Market Funds and the Institutional Money Market Fund is expected to be zero percent for regulatory purposes.

      For the fiscal years ended July 31, 2002 and July 31, 2001, the portfolio turnover rate for the Balanced Fund was 25.45% and 25.28%, respectively, for the common stock portion of its portfolio and 27.79% and 3.60%, respectively, for the other portion of its portfolio.

      For the other AmSouth Funds, each Fund's portfolio turnover rate for the fiscal year ended July 31, 2002 and July 31, 2001 were as follows:

FUND                                                   2002        2001
----                                                   ----        ----
Balanced Fund.............................           33.74%      14.05%
Enhanced Market Fund......................           33.99%      42.29%
Value Fund................................           58.77%      41.83%
Select Equity Fund........................           38.05%      19.08%
Small Cap Fund............................           26.58%     220.27%
Bond Fund.................................           35.24%      24.06%
Government Income Fund....................           17.52%      25.01%
Limited Term Bond Fund....................           29.39%      43.93%
Florida Fund..............................           13.41%       7.10%
Municipal Bond Fund.......................            9.87%       4.55%
International Equity Fund.................          160.13%      44.69%
Mid Cap Fund..............................          221.16%     119.79%
Capital Growth Fund.......................          115.08%      99.86%
Large Cap Fund............................           11.12%      10.13%
Tennessee Tax-Exempt Fund.................           60.35%     122.94%
Aggressive Growth Portfolio...............           49.69%      35.80%
Growth Portfolio..........................           63.13%      38.37%

FUND                                                          2002        2001
----                                                          ----        ----
Growth and Income Portfolio......................           68.75%      50.76%
Moderate Growth and Income Portfolio............            65.35%      62.27%

      The portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and, in the case of the Tax-Exempt Fund, the Tax-Free Funds, and the Tennessee Tax-Exempt Fund, by requirements which enable these Funds to receive certain favorable tax treatments. A higher portfolio turnover rate may lead to increased taxes and transaction costs. Portfolio turnover will not be a limiting factor in making investment decisions.

      The Tax-Free Funds and the Tennessee Tax-Exempt Fund will not purchase securities solely for the purpose of short-term trading. The turnover rates for the Funds will not be a factor preventing either the sale or the purchase of securities when the Advisor believes investment considerations warrant such sale or purchase. However, the portfolio turnover rate for each of the Tax-Free Funds and the Tennessee Tax-Exempt Fund may vary greatly from year to year as well as within a particular year. High turnover rates will generally result in higher transaction costs to the Funds and may result in higher levels of taxable realized gains to the Funds' Shareholders. To the extent portfolio turnover results in the realization of short-term capital gains, such gains will generally be taxed to shareholders at ordinary income tax rates.

                                    VALUATION

      The net asset value of each Fund is determined and the Shares of each Fund are priced as of 4:00 p.m., Eastern time (and also as of 12:00 p.m., Eastern time for the Tax-Exempt Money Market Fund and as of 2:00 p.m., Eastern time for the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, and the Institutional Prime Obligations Money Market
Fund) (each a "Valuation Time") on each Business Day of the Fund. As used herein a "Business Day" constitutes any day on which the New York Stock Exchange (the "NYSE") is open for trading, except days on which there are not sufficient changes in the value of the Fund's portfolio securities that the Fund's net asset value might be materially affected, or days during which no Shares are tendered for redemption and no orders to purchase Shares are received. Currently, the NYSE is closed on the customary national business holidays of New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, each Fund may elect in its own discretion if it is determined to be in shareholders' best interests, to be open on days when the NYSE is closed due to an emergency.

VALUATION OF THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND

      These Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. The value of securities in these Funds can be expected to vary inversely with changes in prevailing interest rates.

      Pursuant to Rule 2a-7, these Funds will maintain a dollar-weighted average portfolio maturity appropriate to its objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than thirteen months (securities subject to repurchase agreements may bear longer maturities) nor maintain a dollar-weighted average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objective, to stabilize the net asset value per Share of the Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one-half of one percent, Rule 2a-7 requires that the Board of Trustees promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar-weighted average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE BALANCED FUND

      The value of the portfolio securities held by each of the Funds for purposes of determining such Fund's net asset value per Share will be established on the basis of current valuations provided by Muller Data
Corporation or Kenny S&P Evaluation Services, whose procedures shall be monitored by the Administrator, and which valuations shall be the fair market value of such securities.

               ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

      Shares in each Fund are sold on a continuous basis by BISYS Fund Services Limited Partnership ("BISYS"), and BISYS has agreed to use appropriate efforts to solicit all purchase orders. In addition to purchasing Shares directly from BISYS, Shares may be purchased through procedures established by BISYS in connection with the requirements of accounts at AmSouth or financial institutions that provide certain support services for their customers or account holders ("Financial Institutions"). Customers purchasing Shares may include officers, directors, or employees of AmSouth or AmSouth's correspondent banks.

PURCHASE OF SHARES

      As stated in the relevant Prospectuses, the public offering price of Class A Shares of the Equity Funds, the Strategic Portfolios, and the Bond Funds is their net asset value computed after the sale plus a sales charge which varies based upon the quantity purchased. The public offering price of Class B and Class I Shares is their net asset value computed after the sale. The public offering price of such Shares is calculated by dividing net asset value by the difference (expressed as a decimal) between 100% and the sales charge percentage of the offering price applicable to the purchase (see "Shareholder Information -Pricing of Fund Shares" in the relevant Prospectuses). The public offering price of the Institutional Class 1, Institutional Class 2, and Institutional Class 3 Shares is their net asset value per Share, as next computed after an order is received.

      SALES CHARGES. The offering price is rounded to two decimal places each time a computation is made. The sales charge scale set forth in a Fund's Prospectus applies to purchases of Shares of such a Fund made at one time by any purchaser (a "Purchaser"), which includes: (i) an individual, his or her spouse and children under the age of 18; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; or (iii) any other organized group of persons, whether incorporated or not, provided that such organization has been in existence for at least six months and has some purpose other than the purchase of redeemable securities of a registered investment company. In order to qualify for a lower sales charge, all orders from a Purchaser will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same Purchaser, although such orders may be placed into more than one discrete account which identifies the Purchasers.

      A Purchaser may qualify for a reduced sales charge by combining concurrent purchases of Class A Shares of one or more Funds or by combining a current purchase of Class A Shares of a Fund with prior purchases of Class A Shares of any Fund. The applicable sales charge is based on the sum of (i) the Purchaser's current purchase of shares of any Fund sold with a sales charge plus (ii) the dollar amount of purchases of the Purchaser's combined holdings of all Class A Shares in any Fund. The "Purchaser's combined holdings" described in the preceding sentence shall include the combined holdings of the Purchaser, the Purchaser's spouse, children under the age of 18, the Purchaser's retirement plan accounts and sole proprietorship accounts that the Purchaser may own. To receive the applicable public offering price pursuant to the right of accumulation, Shareholders must at the time of purchase provide the Transfer Agent or the Distributor with sufficient information to permit confirmation of qualification. Accumulation privileges may be amended or terminated without notice at any time by the Distributor.

The current sales charge rates for Class A Shares are as follows:

FOR THE EQUITY FUNDS AND HYBRID FUNDS

                           SALES CHARGE       SALES CHARGE       COMMISSION AS A
                             AS A % OF         AS A % OF          PERCENTAGE OF
    YOUR INVESTMENT       OFFERING PRICE    YOUR INVESTMENT      OFFERING PRICE
    ---------------       --------------    ---------------      --------------

Up to $49,999........           5.50%             5.82%                5.00%
$50,000 up to $99,999           4.50%             4.71%                4.00%
$100,000 up to $249,999         3.50%             3.63%                3.25%
$250,000 up to $499,999         2.50%             2.56%                2.25%
$500,000 up to $999,999         1.50%             1.52%                1.25%
$1,000,000 and above(1)         0.00%             0.00%                0.00%
                                -----             -----            ---------
FOR THE BOND FUNDS

                            SALES CHARGE       SALES CHARGE     COMMISSION AS A
                              AS A % OF         AS A % OF        PERCENTAGE OF
     YOUR INVESTMENT       OFFERING PRICE    YOUR INVESTMENT    OFFERING PRICE
     ---------------       --------------    ---------------    --------------

Up to $99,999........            4.00%             4.17%             4.00%
$100,000 up to $249,999          3.00%             3.09%             3.00%
$250,000 up to $499,999          2.00%             2.04%             2.00%
$500,000 up to $999,999          1.00%             1.01%             1.00%
$1,000,000 and above (1)         0.00%             0.00%             0.00%
                                 -----             -----         ---------

      (1) There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of up to 1.00% of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions. The Distributor will provide additional compensation in an amount up to 1.00% of the offering price of Class A Shares of the Funds for sales of $1 million to $3 million. For sales over $3 million, the amount of additional compensation will be negotiated.


FOR THE MONEY MARKET FUNDS

NO SALES CHARGES.

      Class A Shares of the Money Market Funds are sold at their net asset value per share, as next computed after an order is received. However, as discussed in the Class A and Class B Shares Prospectus, the Class B Shares are subject to a Contingent Deferred Sales Charge if they are redeemed prior to the sixth anniversary of purchase. Class B Shares of the Prime Money Market Fund only are available to Shareholders of Class B Shares of another Fund who wish to exchange their Class B Shares of such other Fund for Class B Shares of the Prime Money Market Fund.

      Class A Shares purchased with proceeds from redemptions from another mutual fund complex within 30 days after redemption, if the Shareholder paid a front end sales charge for those shares, qualify for a waiver of the AmSouth sales charge. Certain other sales of Class A Shares are made without a sales charge, as described in the relevant Prospectuses under the caption "Sales Charge Waivers", to promote goodwill with Trustees of the Trust, employees and others with whom BISYS, the Advisor, AmSouth and/or the Trust have business relationships, and because the sales effort, if any, involved in making such sales is negligible.

ADDITIONAL INFORMATION REGARDING BROKER COMPENSATION.

      As the Trust's principal underwriter, BISYS acts as principal in selling Class A Shares and Class B Shares of the Trust to dealers. BISYS re-allows a portion of the sales charge as dealer discounts and brokerage commissions. Dealer allowances expressed as a percentage of the offering price for all offering prices are set forth above. From time to time, BISYS may make expense reimbursements for special training of a dealer's registered representatives in group meetings or to help pay the expenses of sales contests. In some instances, promotional incentives to dealers may be offered only to certain dealers who have sold or may sell significant amounts of Group shares. Neither BISYS nor dealers are permitted to delay the placement of orders to benefit themselves by a price change.

      From time to time dealers who receive dealer discounts and broker commissions from the Distributor may reallow all or a portion of such dealer discounts and broker commissions to other dealers or brokers.

      The Distributor, at its expense, will also provide additional compensation to dealers in connection with sales of Class A Shares and Class B Shares of any of the Funds. Such compensation will include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding one or more Funds of the Trust, and/or other dealer-sponsored special events. In some instances, this compensation will be made available only to certain dealers whose representatives have sold a significant amount of such Shares. Compensation will include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside the United States for meetings or seminars of a business nature. Dealers may not use sales of a Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. None of the aforementioned compensation is paid for by any Fund or its Shareholders.

      PURCHASES THROUGH FINANCIAL INSTITUTIONS. Shares of the Funds may be purchased through procedures established by the Distributor in connection with requirements of qualified accounts maintained by or on behalf of certain persons ("Customers") by AmSouth, AIMCO or financial institutions that provide certain administrative support services for their customers or account holders
(collectively, "Financial Institutions"). These procedures may include instructions under which a Customer's account is "swept" automatically no less frequently than weekly and amounts in excess of a minimum amount agreed upon by a Financial Institution and its Customer are invested by the Distributor in Shares of a Money Market Fund or the Institutional Money Market Fund. These procedures may also include transactions whereby AmSouth as agent purchases Shares of the Funds in amounts that correspond to the market value of securities sold to the Funds by AmSouth as agent.

      Shares of the Trust sold to Financial Institutions acting in a fiduciary, advisory, custodial, agency, or other similar capacity on behalf of Customers will normally be held of record by the Financial Institutions. With respect to Shares so sold, it is the responsibility of the particular Financial Institution to transmit purchase or redemption orders to the Distributor and to deliver federal funds for purchase on a timely basis. Beneficial ownership of the Shares will be recorded by the Financial Institutions and reflected in the account statements provided by the Financial Institutions to Customers.

      Depending upon the terms of a particular Customer account, the Financial Institutions may charge a Customer's account fees for automatic investment and other cash management services provided in connection with investment in the Equity Funds. Information concerning these services and any charges can be obtained from the Financial Institutions.

      There is no sales charge imposed by the Trust in connection with the purchase of Shares of the Institutional Money Market Fund.

      Shares of the Institutional Money Market Fund are purchased at the appropriate net asset value per Share next determined after receipt by the Distributor of an order in good form to purchase Shares. An order to purchase Shares will be deemed to have been received by the Distributor only when federal funds with respect thereto are available to the Trust's custodian for investment. Federal funds are monies credited to a bank's account within a Federal Reserve Bank. Payment for an order to purchase Shares which is transmitted by federal funds wire will be available the same day for investment by the Trust's custodian, if received prior to the last Valuation Time. Payments transmitted by other means (such as by check drawn on a member of the Federal Reserve System) will normally be converted into federal funds within two banking days after receipt. The Trust strongly recommends that investors use federal funds to purchase Shares.

      Every Shareholder will receive a confirmation of each new transaction in his or her account, which will also show the total number of Shares of the particular Fund owned by the Shareholder. In the case of Shares held of record by Financial Institutions but beneficially owned by a Customer, confirmations of purchases, exchanges, and redemptions of Shares by a Financial Institution will be sent to the Customer by the Financial Institution. Shareholders may rely on these statements in lieu of certificates. Certificates representing Shares will not be issued.

      If an Account Registration Form has been previously received by the Distributor, investors may also purchase Class A Shares and Class B Shares either by telephone or by wiring funds to the Trust's custodian. Telephone orders may be placed by calling the Trust at (800) 451-8382. Payment for Shares ordered by telephone may be made by check and must be received by the Trust's custodian within three days of the telephone order. If payment is not received within three days or a check timely received does not clear, the purchase will be canceled and the investor could be liable for any losses or fees incurred. In the case of purchases of Shares effected by wiring funds to the Trust's custodian, investors must call the Trust at (800) 451-8382 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

      AUTOMATIC INVESTMENT PLAN. To change the frequency or amount invested, written instructions must be received by the Trust at least seven Business Days in advance of the next transfer. If the bank or bank account number is changed, instructions must be received by the Trust at least 20 Business Days in advance. In order to change a bank or bank account number, investors also must have their signature guaranteed by a bank, broker, dealer, credit union, securities exchange, securities association, clearing agency or savings association, as those terms are defined in Rule 17Ad-15 under the Securities Exchange Act of 1934 (an "Eligible Guarantor Institution"). Signature guarantees are described more fully under "Redemption By Mail" below. If there are insufficient funds in the investor's designated bank account to cover the Shares purchased using AIP, the investor's bank may charge the investor a fee or may refuse to honor the transfer instruction (in which case no Fund Shares will be purchased).

MATTERS AFFECTING REDEMPTION

      The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

      The Trust may redeem any class of Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. See "Valuation of the Money Market Funds and the Institutional Money Market Fund" above.

      The Trust reserves the right to convert, at net asset value, Institutional Class 1 Shares of any Shareholder to Class I Shares if, because of redemptions of Shares by or on behalf of the Shareholder, the account of such Shareholder in Institutional Class 1 Shares of the Institutional Money Market Fund has a value of less than $3 million. Accordingly, an investor purchasing Institutional Class 1 Shares of the Institutional Money Market Fund in only the minimum investment amount may be subject to such involuntary conversion to Class I Shares of a Money Market Fund if he or she thereafter redeems some of his or her Shares. Before the Trust exercises its right to convert Institutional Class 1 Shares to Class I Shares, the Shareholder will be given notice that the value of the Institutional Class 1 Shares in his or her account is less than the minimum amount and the Shareholder will be allowed 60 days to make an additional investment in an amount which will increase the value of the account to at least $3 million.

                                      TAXES

TAXATION OF THE FUNDS AND THEIR SHAREHOLDERS

      It is the policy of each Fund to qualify for the favorable tax treatment accorded regulated investment companies under Subchapter M of the Code. By following such policy, the Funds expect to eliminate or reduce to a nominal amount the federal income tax to which they may be subject.

      To qualify for such tax treatment, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of securities and foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities, or such currencies; (b) each year distribute at least 90% of the sum of its investment company taxable income
(generally consisting of net investment income, the excess, if any, of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, if any, and determined without regard to any deduction for dividends paid) and its net tax-exempt income; and (c) diversify its holdings so that, at the end of each quarter of its taxable year (i) at least 50% of the value of its total assets is represented by cash, cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and representing not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses.

      If a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and gains it distributes to its shareholders. If a Fund failed to qualify for treatment as a regulated investment company in any taxable year, it would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net capital gains (i.e., the excess of a Fund's net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for treatment as a regulated investment company.

      If a Fund fails to distribute in a calendar year substantially all of its ordinary income for the year and substantially all its capital gain net income for the one-year period ending October 31 of the year (and any retained amount from the prior calendar year), the Fund will be subject to a non-deductible 4% excise tax on the underdistributed amounts. A dividend a Fund pays to its shareholders in January generally is deemed to have been paid by the Fund on December 31 of the preceding year if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. Each Fund intends generally to make distributions sufficient to avoid imposition of this 4% excise tax.

      Depending upon the extent of their activities in states and localities in which their offices are maintained, in which their agents or independent contractors are located, or in which they are otherwise deemed to be conducting business, the Funds may be subject to the tax laws of such states or localities.

      DISTRIBUTIONS. Each Fund will distribute at least annually any net investment income and net realized capital gains. Distributions of any taxable net investment income and net short- term capital gain are taxable as ordinary income. Distributions of a Fund's net capital gain, if any, are taxable as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions of taxable income or capital gains are taxable to shareholders whether received in cash or reinvested in Fund shares.

      Dividends and other distributions on a Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased when the Fund's NAV reflects gains that are either unrealized or are realized but not distributed.

      If a Fund makes a distribution in excess of its current and accumulated earnings and profits in any taxable year, the excess distribution will be treated as a return of capital to the extent of a shareholder's tax basis in Fund shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in the shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition of those shares.

      EXEMPT-INTEREST DIVIDENDS. A Fund will be qualified to pay exempt-interest dividends to its shareholders only if, at the close of each quarter of its taxable year, at least 50% of the total value of its assets consists of obligations the interest on which is exempt from federal income tax. Generally, exempt-interest dividends will be excluded from the shareholders' gross income for federal income tax purposes. However, exempt-interest dividends attributable to investments in certain "private activity" bonds will be treated as Preference Items in computing federal alternative minimum tax. Also, a portion of all other exempt-interest dividends received by a corporate shareholder may be subject to that tax.

      If a shareholder receives an exempt-interest dividend with respect to any shares held by the Shareholder for six months or less, any loss on the sale or exchange of such shares will be disallowed to the extent of the amount of such exempt-interest dividend. In certain limited instances, the portion of Social Security or Railroad Retirement benefits that may be subject to federal income taxation may be affected by the amount of tax-exempt interest income, including exempt-interest dividends, received by a shareholder.

      A Fund that intends to pay exempt-interest dividends may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax-exempt bond indices and other assets.

      Part or all of the interest on any indebtedness a shareholder incurs or continues to purchase or carry shares of a Fund that pays exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness multiplied by the percentage of the Fund's total distributions (not including distributions from net capital gains) paid to the shareholder that are exempt-interest dividends. For these purposes, the purchase of shares may be considered to have been made with borrowed funds even though those funds are not directly traceable to the purchase of shares. A Fund that qualifies to pay exempt-interest dividends will inform investors following the end of its taxable year of the percentage of its income dividends designated as exempt- interest dividends.

      In general, the portion, if any, of exempt-interest dividends attributable to interest received on certain private activity obligations will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by those obligations or who are "related persons" of such substantial users.

      The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. You are advised to consult with your tax advisor about state and local tax matters.

      SELLING SHARES. A shareholder who sells Fund shares will generally recognize gain or loss in an amount equal to the difference between the adjusted tax basis in the Fund shares and the amount received. If a Fund shareholder holds Fund shares as capital assets, the gain or loss will be a capital gain or loss. The tax rate generally applicable to net capital gains recognized by individuals and other noncorporate taxpayers is (1) the same as the ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less or (2) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends). The maximum capital gain tax rate for capital assets (including Fund shares) held by a non-corporate shareholder for more than five years is 18 % (rather than 20%). The 18% rate applies only to assets the holding period for which begins after December 31, 2000 (including by way of an election to mark assets to the market, and to pay the tax on any gain thereon, as of January 2, 2001).

      Any loss on the sale or exchange of Fund shares will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Fund shares. For purposes of determining whether Fund shares have been held for six months or less, the holding period is suspended for any periods during which the shareholder's risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property or through certain options or short sales. In addition, any loss realized on the sale or exchange of shares will be disallowed to the extent that a shareholder replaces the disposed of shares with other shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition, which could, for example, occur as a result of automatic dividend reinvestment. In such an event, a shareholder's basis in the replacement shares will be adjusted to reflect the disallowed loss.

      HEDGING TRANSACTIONS. A Fund's transactions in options, foreign-currency-denominated securities, and certain other investment and hedging activities will be subject to special tax rules (including "mark-to-market," "straddle," "wash sale," "constructive sale" and "short sale" rules), the effect of which may be to accelerate income to the Fund, defer its losses, cause adjustments in the holding periods of its assets, convert short-term capital losses to long-term capital losses, convert long-term capital gains to short-term capital gains, and/or otherwise affect the character of its income. These rules could therefore affect the amount, timing, and character of distributions to shareholders.

      Income earned as a result of these transactions would not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of their shareholders.

      Certain of a Fund's hedging activities (including transactions in foreign currencies or foreign-currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If a Fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (1) a dividend to the extent of the Fund's remaining earnings and profits (including earnings and profits attributable to tax-exempt income), (2) thereafter as a return of capital to the extent of the recipient's basis in its shares, and (3) thereafter as gain from the sale or exchange of a capital asset. If a Fund's book income is less than its taxable income, the Fund could be required to make distributions exceeding book income to qualify for treatment as a regulated investment company.

      FOREIGN INVESTMENTS AND TAXES. The International Equity Fund may qualify for and may make an election permitted under section 853 of the Code. Pursuant to that election, shareholders would be eligible to claim a credit or deduction on their federal income tax returns for, and would be required to treat as part of the amounts distributed to them, their PRO RATA portion of income and similar taxes the Fund paid or incurred by the Fund to foreign countries. The Fund may make such an election if more than 50% of the value of its total assets at the close of the taxable year consists of securities in foreign corporations and it satisfies the applicable distribution provisions described above. The foreign tax credit available to shareholders is subject to certain limitations imposed by the Code.

      If the International Equity Fund invests in "passive foreign investment companies" ("PFICs") distributions the Fund receives therefrom could be subject to federal income tax. In addition, gain realized from the sale or other disposition of PFIC securities will be treated as ordinary income unless the Fund makes certain elections, if they are available to it.

      Information set forth in the Prospectuses and this Statement of Additional Information relating to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of Fund shares are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the tax discussion in the Prospectuses and this Statement of Additional Information is based on tax laws and regulations in effect on the date thereof; such laws and regulations may be changed by legislative or administrative action.

DISTRIBUTION POLICIES AND ADDITIONAL TAX INFORMATION REGARDING SPECIFIC FUNDS

      THE MONEY MARKET FUNDS AND THE INSTITUTIONAL MONEY MARKET FUND. The net income of each Money Market Fund is declared daily as a dividend to shareholders of record at the close of business on the day of declaration. Dividends generally are paid monthly. Net capital gains (if any) are distributed at least annually. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the same class at net asset value as of the date of payment unless the shareholder elects to receive them in cash. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Such election, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent. For each Fund, dividends are paid in cash not later than seven Business Days after a shareholder's complete redemption of his or her shares.

      THE PRIME MONEY MARKET FUND, THE INSTITUTIONAL PRIME OBLIGATIONS FUND, THE TREASURY RESERVE FUND, AND THE U.S. TREASURY FUND. Because all of the net investment income of each of these Funds is expected to be interest income, it is anticipated that no distributions will qualify for the dividends-received deduction for corporate shareholders. These Funds do not expect to realize any long-term capital gains and, therefore, do not foresee paying any "capital gain dividends." Dividends received by a shareholder that are derived from a Fund's investments in U.S. government obligations may not be eligible for exemption from state and local income taxes even though the income on such investments would have been exempt from state and local income taxes if the shareholder directly held such investments. In addition, the state and local tax exemption for interest earned on U.S. government obligations generally will not extend to income earned on U.S. government obligations that are subject to a repurchase agreement. Shareholders are advised to consult their own tax advisors concerning their own tax situation and the application of state and local taxes. THE BOND FUNDS. A dividend for each Bond Fund will be declared monthly at the close of business on the day of declaration consisting of an amount of accumulated undistributed net income of the Fund as determined to be necessary or appropriate by the appropriate officers of the Trust. Dividends will generally be paid monthly. Distributable net realized capital gains are distributed annually to shareholders of record. A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares unless the shareholder elects to receive such dividends or distributions in cash. Dividends and other distributions are reinvested without a sales charge as of the ex-distribution date using the NAV determined on that date and are credited to a shareholder's account on the payment date. Reinvested dividends and other distributions receive the same tax treatment as dividends and other distributions paid in cash. Elections to receive dividends or other distributions in cash, or any revocation thereof, must be made in writing to the Transfer Agent at P.O. Box 182733, Columbus, Ohio 43218-2733, and will become effective with respect to dividends and other distributions having record dates after its receipt by the Transfer Agent.

      THE BOND FUND, THE LIMITED TERM BOND FUND AND THE GOVERNMENT INCOME FUND. Distributions by each of these Funds of ordinary income and/or net short-term gain are taxable to shareholders as ordinary income. It is not expected that the dividends-received deduction for corporations will apply to these distributions.

      Dividends received by a shareholder that are derived from a Fund's investments in U.S. government obligations may not be entitled to the exemption from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly.

      The holder of a security issued with "original issue discount" (including a zero-coupon U.S. Treasury security) is required to accrue as income each year a portion of the discount at which the security was purchased, even though the holder does not currently receive the interest payment in cash. A security has original issue discount if its redemption price exceeds its issue price by more than a DE MINIMIS amount. Accordingly, the Bond Fund, the Limited Term Bond Fund and/or the Government Income Fund may be required to distribute each year an amount that is greater than the total amount of cash interest the Fund actually received. Such distributions may be made from the cash assets of the Fund or by liquidation of its portfolio securities, if necessary. A Fund may realize gains or losses from such liquidations. If a Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution than they would have in the absence of such transactions.

      THE TAX-EXEMPT  FUND,  THE TAX-FREE  FUNDS,  AND THE TENNESSEE  TAX-EXEMPT
FUND. As indicated in the Prospectuses of these Funds, they are designed to provide shareholders with current tax-exempt interest income. The Funds are not intended to constitute a balanced investment program and are not designed for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. Shares of these Funds would not be suitable for tax-exempt institutions or retirement plans qualified under section 401 of the Code, (including so-called Keogh or H.R. 10 plans) and individual retirement accounts. Such plans and accounts are tax-exempt and, therefore, would not gain any additional benefit from the tax-exempt status of these Funds' dividends.

      In addition, these Funds may not be appropriate investments for shareholders that are "substantial users" of facilities financed by private activity bonds or "related persons" thereof because these Funds may invest in those bonds and, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. "Substantial user" is defined to include a non-exempt person who regularly uses a part of such facilities in his trade or business. Each shareholder that may be considered a "substantial user" or "related person" should consult a tax advisor with respect to whether exempt-interest dividends the shareholder receives would retain the exclusion under section 103 of the Code.

      As indicated in the Prospectuses these Funds they may acquire puts with respect to Municipal Securities (and in the case of the Florida Fund, Florida Municipal Securities) held in their portfolios. See "Investment Objectives and Policies - Additional Information on Portfolio Instruments - Puts" in this Statement of Additional Information. The policy of each of these Funds is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service ("IRS") has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the IRS that definitively establishes the tax consequences of many of the types of puts that these Funds could acquire. Therefore, although each of these Funds will only acquire a put after concluding that it will have the tax consequences described above, the IRS could reach a different conclusion. If any of these Funds was not treated as the owner of the Municipal Securities, income from such securities would not be tax-exempt.

      The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Tax-Exempt Fund, the Tax-Free Funds and the Tennessee Tax-Exempt Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of these Funds or their shareholders and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential purchasers of shares of these Funds are urged to consult their tax advisors with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action.

      Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Fund may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

ALABAMA TAXES

      Section 40-18-14(3)f. of the Alabama Code specifies that interest on obligations of the State of Alabama and any county, municipality or other political subdivision thereof is exempt from personal income tax. Section 40-18-14(3)d. provides similar tax-exempt treatment for interest on obligations of the United States or its Possessions (including Puerto Rico, Guam and the Virgin Islands). Regulation Section 810-3-14.02(l)(d) extends the exclusion to agencies of the United States or corporations owned by the United States and lists as examples of exempt obligations, U.S. savings bonds, U.S. Treasury notes or bills, obligations of the Bank for Cooperation, Federal Land Bank, Federal Intermediate Credit Bank, Federal Home Loan Bank, Production Credit
Associations, Federal Financing Bank, and the Tennessee Valley Authority. In addition, a ruling of the Administrative Law Division of the Alabama Department of Revenue in 1990 extended these exemptions for interest to distributions from a regulated investment company to the extent that they are paid out of interest earned on such exempt obligations. Prior to June 2000, this treatment was confirmed in a regulation of the Department of Revenue. However, in June 2000, the regulation was amended to delete that provision. Now Regulation Section

810-3-14.02(2) exempts from taxation items of income which federal law prohibits the states from taxing. Tax-exempt treatment is not available on distributions from income earned on securities that are merely guaranteed by the federal government (GNMAs, FNMAs, etc.), for repurchase agreements collateralized by U.S. government obligations or for obligations of other states to the extent such investments are made by the Fund for temporary or defensive purposes. Such interest will be taxable on a pro rata basis.

      Any distributions of net short-term and net long-term capital gain earned by the Fund are fully includable in each Shareholder's Alabama taxable income and are currently taxed at ordinary rates.

      The foregoing discussion is based on tax laws and regulations which are in effect as of the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative actions. The foregoing is also intended only as a brief summary of some of the important Alabama tax considerations generally affecting the Municipal Fund and its Shareholders. Potential investors are urged to consult their tax advisors concerning their own tax situation and concerning the application of state and local (as well as federal) taxes.

FLORIDA TAXES

      The State of Florida does not impose an income tax on individuals. Therefore, distributions of the Florida Fund to individuals will not be subject to personal income taxation in Florida. Corporations and other entities subject to the Florida income tax will be subject to tax on distributions of investment income and capital gains by the Fund. Distributions attributable to interest on obligations of any state (including Florida), the District of Columbia, U.S. possessions, or any political subdivision thereof, will be taxable to corporations and other entities for Florida income tax purposes even though such interest income is exempt from federal income tax. Similarly, distributions attributable to interest on obligations of the United States and its territories will be taxable to corporations and other entities under the Florida income tax. For individuals and other entities subject to taxation in states and localities other than Florida, distributions of the Fund will be subject to applicable taxes imposed by such other states and localities.

      In the opinion of special Florida tax counsel to the Fund, Shareholders of the Florida Fund who are subject to the Florida Intangible Personal Property Tax (the "Intangible Tax") will not be subject to the Intangible Tax on shares of the Florida Fund if, on the first day of the applicable calendar year at least 90% of, the assets of the Florida Fund consist solely of obligations of Florida or its political subdivisions; obligations of the United States, Puerto Rico, the Virgin Islands or Guam; or bank deposits, cash or other assets which would be exempt from the Intangible Tax if directly held by the Shareholder. As described above, it is the Florida Fund's policy to invest at least 80% of its net assets in Florida Municipal Securities exempt from the Intangible Tax under normal market conditions. The Florida Fund intends to insure that, absent abnormal market conditions, at least 90% of assets held on January 1 of each year are exempt from the Intangible Tax. Accordingly, the value of the Florida Fund shares held by a Shareholder should ordinarily be exempt from the Intangible Tax. However, if on any January 1 the Florida Fund holds investments in excess of 10% of its net asset value that are not exempt from the Intangible Tax, the Florida Fund's shares could be wholly or partially subject to the Intangible Tax for that year.

      The foregoing discussion is intended only as a brief summary of the Florida tax laws currently in effect which would generally affect the Florida Fund and its Shareholders.

      Potential investors are urged to consult with their Florida tax counsel concerning their own tax situation.

TENNESSEE TAXES

      The Tennessee Hall Income Tax imposes a tax on income received by way of dividends from stock or interest on bonds. Dividends from a qualified regulated investment company are exempt from the Hall Income Tax, but only to the extent such dividends are attributable to interest on bonds or securities of the U.S. Government or any agency or instrumentality thereof or on bonds of the State of Tennessee or any country or any municipality or political subdivision thereof, including any agency, board, authority or commission of any of the above.

      Generally, bonds of the type comprising the Tennessee Tax-Exempt Fund and the interest thereon, may be subject to inheritance, transfer, and estate taxes under Tennessee law. Further, bonds in the Funds may be indirectly taxed to the extent the bonds and the interest derived therefrom are included within the measure of certain franchise and excise taxes imposed under Tennessee law on organizations and entities doing business in Tennessee (other than general partnerships and sole proprietorships).

      The foregoing discussion is intended only as a brief summary of the Tennessee tax laws currently in effect which would generally affect the Tennessee Tax-Exempt Fund and their Shareholders. Potential investors are urged to consult with their Tennessee tax counsel concerning their own tax situation.

                             MANAGEMENT OF THE TRUST

TRUSTEES

      Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently six Trustees, two of whom are "interested persons" of the Trust within the meaning of that term under the Investment Company Act of 1940. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations. The Trustees of the Trust, their current addresses, and principal occupations during the past five years are as follows (if no address is listed, the address is 3435 Stelzer Road, Columbus, Ohio 43219):

---------------------------------------------------------------------------------------------------
                    Position    Term of
                    Held With   Office and
                    With        Length of   Number of   Other
Name, Age           AmSouth     Time        Funds       Directorships Principal Occupation(s)
and Address         Funds       Served*     Overseen    Held          During the Past Five Years
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
---------------------------------------------------------------------------------------------------
Dick D. Briggs,     Trustee     Since       Trustee of   N/A          From March 1997 to present,
Jr., M.D.                       1992        AmSouth                   Chief Medical Officer, Best
459 DER Building                            Funds                     Doctors(TM)Worldwide
1808 7th Avenue                             (consisting               Healthcare Services; from
South                                       of 24                     September 1967 to present,
UAB Medical Center                          portfolios).              Emeritus Professor and
Birmingham, AL                                                        Eminent Scholar Chair, Univ.
35294                                                                 of Alabama at Birmingham;
Age 68                                                                from October 1971 to present,
                                                                      Physician, University of
                                                                      Alabama Health Services
                                                                      Foundation; from 1981 to
                                                                      1995, Professor and Vice
                                                                      Chairman, Dept. of Medicine,
                                                                      Univ. of Alabama at
                                                                      Birmingham School of
                                                                      Medicine; from 1988 to 1992,
                                                                      President, CEO and Medical
                                                                      Director, Univ. of Alabama
                                                                      Health Services Foundation.
---------------------------------------------------------------------------------------------------
Wendell D. Cleaver  Trustee  March     Trustee of        N/A          From September 3, 1993 to
225 Lakewood Drive           1992      AmSouth                        present, retired; from
West                                   Funds                          December 1988 to August 1993,
Mobile, AL  36608                      (consisting                    Executive Vice President,
Age 67                                 of 24                          Chief Operating Officer and
                                       portfolios).                   Director, Mobile Gas Service
                                                                      Corporation.
-----------------------------------------------------------------------------------------------------

                                       50

---------------------------------------------------------------------------------------------------

                    Position    Term of
                    Held With   Office and
                    With        Length of   Number of   Other
Name, Age           AmSouth     Time        Funds       Directorships Principal Occupation(s)
and Address         Funds       Served*     Overseen    Held          During the Past Five Years
-----------------------------------------------------------------------------------------------------
James H. Woodward,  Trustee     October     Trustee of  N/A           From 1992 to present,
Jr.                             1987        AmSouth                   Trustee, J. A. Jones, Inc.,
University of                               Funds                     Construction Company; from
North Carolina at                           (consisting               July 1989 to present,
Charlotte                                   of 24                     Chancellor, The University of
Charlotte, NC                               portfolios).              North Carolina at Charlotte;
28223                                       Trustee of                from August 1984 to July
Age 62                                      Variable                  1989, Senior Vice President,
                                            Insurance                 University College,
                                            Funds                     University of Alabama at
                                            (consisting               Birmingham.
                                            of 15
                                            portfolios,
                                            7 of which
                                            are advised
                                            by the
                                            Advisor)
-----------------------------------------------------------------------------------------------------
Edward P. Farley    Trustee     December    Trustee of  N/A           Retired, 1999; Executive Vice
2910 Oak Hollow                 2001        AmSouth                   President, Old Kent Bank from
Drive, SE                                   Funds                     January 1981-March 1999;
Grand Rapids, MI                            (consisting               Director, Kent Funds, an
49506                                       of 24                     open-end investment
Age 62                                      portfolios).              management company, for which
                                                                      BISYS Fund Services L.P.
                                                                      serves as distributor, from
                                                                      March 1999 until December
                                                                      2001.
-----------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------
J. David Huber, Jr. Chairman    October     Chairman    N/A           From June 1987 to present,
3435 Stelzer Road   and         1987        and Trustee               employee of BISYS Fund
Columbus, OH  43219 Trustee                 of AmSouth                Services L.P.
Age 56                                      Funds
                                            (consisting
                                            of 24
                                            portfolios).
-----------------------------------------------------------------------------------------------------
Geoffrey von Kuhn   Trustee     June 2002   Trustee of  N/A           From April 2001 to present,
Wealth Management                           AmSouth                   Senior Executive Vice
Group                                       Funds                     President, AmSouth
AmSouth Bank                                (consisting               Bancorporation and AmSouth
AmSouth Harbert                             of 24                     Bank, Head, Wealth Management
Plaza - Upper Lobby                         portfolios)               Group; April 2000 to April
1901 Sixth Avenue                                                     2001, Head, U.S. Private
North                                                                 Bank, Citigroup; February
Birmingham, AL                                                        1998 to April 2000, Senior
35203                                                                 Managing Director and Vice
Age 50                                                                Chairman, Banc One Capital
                                                                      Markets; May 1996 to February
                                                                      1998, Senior Managing
                                                                      Director, Bank One
                                                                      Institutional Investment
                                                                      Services, Inc.
-----------------------------------------------------------------------------------------------------
ADVISORY TRUSTEES:
-----------------------------------------------------------------------------------------------------
Norma A. Coldwell   Advisory    March 2002  Advisory    N/A           Trustee, AmSouth Funds
3330 Southwestern   Trustee                 Trustee of                2000-2002; International
Blvd.                                       AmSouth                   Economist and Consultant;
Dallas, TX  75225                           Funds                     Executive Vice President of
Age 77                                      (consisting               Coldwell Financial
                                            of 24                     Consultants; Trustee and
                                            portfolios)               Treasurer of Meridian
                                                                      International
                                                                      Center
                                                                      (International
                                                                      Education and
                                                                      Cultural Group);
                                                                      Member of the
                                                                      Board of Advisors
                                                                      of Meridian
                                                                      International
                                                                      Center and
                                                                      Emerging Capital
                                                                      Markets, SA
                                                                      (Montevideo,
                                                                      Uruguay);
                                                                      formerly, Chief
                                                                      International
                                                                      Economist of Riggs
                                                                      National Bank,
                                                                      Washington, DC
-----------------------------------------------------------------------------------------------------
Homer H. Turner,    Advisory    March2002   Advisory     N/A          Formerly, Trustee, AmSouth
Jr.                 Trustee                 Trustee of                Funds; from June 1991 to
751 Cary Drive                              AmSouth                   present, retired; until June
Auburn, AL                                  Funds                     1991, Vice President,
36830-2505                                  (Consisting               Birmingham Division, Alabama
Age 74                                      of 24                     Power Company
                                            portfolios)
-----------------------------------------------------------------------------------------------------

* There is no defined term of office for Trustees of AmSouth Funds.

      Messrs. Huber and von Kuhn are considered to be interested persons (as defined in the 1940 Act) of AmSouth Funds. Mr. Huber is considered an interested person on the basis of his employment with BISYS Fund Services L.P., AmSouth Funds' Distributor. Mr. von Kuhn is considered to be an interested person on the basis of his employment by AmSouth Bank, the Advisor's parent company.

COMPENSATION OF TRUSTEES

      Trustees who are "interested persons" of AmSouth Funds, within the meaning of Section 2(a)(19) of the 1940 Act, receive no salary or fees from AmSouth Funds. Each Trustee who is not an interested person of AmSouth Funds (E.G., an "Independent Trustee") receives a per meeting fee based on the average net assets of AmSouth Funds as of December 31 of the previous year.

      AmSouth Funds currently pays each Independent Trustee a per meeting fee of $6,000, plus travel and other out-of-pocket expenses incurred by the Trustees in attending Board meetings. The table below includes certain information relating to the compensation of AmSouth Funds' Trustees for the fiscal year ended July 31, 2001, as well as information regarding compensation from AmSouth Funds' Fund Complex for the year ended December 31, 2001. Annual Board fees may be reviewed periodically and changed by AmSouth Funds' Board. AmSouth Funds does not have any retirement plan for its Trustees.

      The Trustees receive fees and are reimbursed for expenses in connection with each meeting of the Board of Trustees they attend. However, no officer or employee of BISYS Fund Services, or BISYS Fund Services, Inc. receives any compensation from the Trust for acting as a Trustee.

                               COMPENSATION TABLE

---------------------------------------------------------------------------------------------

                                                   AGGREGATE        TOTAL COMPENSATION FROM
                                               COMPENSATION FROM    AMSOUTH FUNDS AND FUND
         NAME OF PERSON AND POSITION             AMSOUTH FUNDS(1)  COMPLEX PAID TO TRUSTEES(2)
---------------------------------------------------------------------------------------------


J. David Huber, Jr. - Chairman of the Board           None                   None
and Trustee
---------------------------------------------------------------------------------------------
Dick D. Briggs, Jr., M.D. - Trustee                 $24,000                 $24,000
---------------------------------------------------------------------------------------------
Wendell D. Cleaver - Trustee                        $24,000                 $24,000
---------------------------------------------------------------------------------------------
Edward P. Farley - Trustee(3)                       $18,000                 $18,000
---------------------------------------------------------------------------------------------
James H. Woodward, Jr. - Trustee(4)                 $24,000                 $24,000
---------------------------------------------------------------------------------------------
Geoffrey A. von Kuhn(5)                               None                   None
---------------------------------------------------------------------------------------------
Norma A. Coldwell - Advisory Trustee(6)             $24,000                 $24,000
---------------------------------------------------------------------------------------------
Homer H. Turner, Jr. - Advisory Trustee(6)          $24,000                 $24,000
---------------------------------------------------------------------------------------------

(1) Represents compensation paid to each Trustee for the fiscal year ended July 31, 2002.

(2) Represents aggregate compensation paid to each Trustee during the calendar year ended December 31, 2001. There are a total of twenty-four portfolios in the AmSouth Fund Complex.

(3) Mr. Farley was elected to serve as Trustee for AmSouth Funds on December 18, 2001.

(4) Mr. Woodward also serves as Trustee for Variable Insurance Funds, an open-end investment company, with fifteen portfolios, of which seven are advised by the Advisor.

(5) Mr. Von Kuhn was elected to serve as Trustee for AmSouth Funds on June 17, 2002.

(6) Ms. Coldwell and Mr. Turner retired from the Board of Trustees and assumed "Advisory Trustee" status in March 2002.

DEFERRED COMPENSATION PLAN

      At a meeting held on September 19, 2002, the Board of Trustees adopted a Deferred Compensation Plan for Trustees ("Plan") to permit Trustees to elect to defer some or all future compensation ("Deferred Compensation") earned from the Trust into accounts maintained by the Trust. In accordance with rules of the Code applicable to non-qualified plans, Deferred Compensation will not be currently taxable to a Trustee for federal income tax purposes. Rather, such Deferred Compensation will be taxable to a Trustee upon the payment, at the time of the Trustee's retirement, death, disability or other termination of service.

      Under the Plan, the Trust will credit the deferred compensation to a separate memorandum account ("Deferred Compensation Account") the first business day after the date the Deferred Compensation would otherwise have been payable to the Trustee. Deferred Compensation Accounts will be adjusted to reflect the gain or loss those Deferred Compensation Accounts would have experienced had they actually been invested in one or more of the Funds selected by the Trustee. Each Trustee will receive a quarterly statement of his or her Deferred Compensation Account that shows the aggregate amount credited or charged to the Deferred Compensation Account.

      The Plan provides a Trustee with certain options as to the timing and manner of payment of Deferred Compensation from his or her Deferred Compensation Account. In this regard, a Trustee may specify the date for payment of the Deferred Compensation out of his or her Deferred Compensation Account, which may be no sooner than: (a) the first business day of January of the year following the year the Trustee ceases to be a Trustee; or (b) the one-year anniversary of the Deferral Election. The death of a Trustee automatically triggers payment of the Deferred Compensation to the Trustee's beneficiary according to the Trustee's designation then in effect. Trustees also may elect to receive payments from their Deferred Compensation Accounts in a lump sum or through installments.

      Generally, the liquidation, dissolution or winding up of the Trust will automatically trigger a lump sum distribution of all unpaid amounts in the Trust's Deferred Compensation Account for a Trustee, notwithstanding any election by the Trustee. However, if the Trust sells or transfers its assets and the transfer is subject to, or the Transferee assumes, the liabilities of the Trust, the Trust need not distribute the amounts in a Deferred Compensation Account.

      A Trustee does not have a secured claim against assets of the Trust to receive future payment of the Deferred Compensation (nor does the Trustee's beneficiary or estate have any such secured claim). Amounts credited to a Trustee's Deferred Compensation Account by the Trust remain part of the general assets of the Trust and are considered the sole property of the Trust. A Trustee is treated as a general unsecured creditor of the Trust with respect to the Trust's obligations under the Plan.

      The Plan permits (but does not require) the Trust to invest an amount equal to the balance of the Deferred Compensation Plan Account in order to cover its obligations to the Trustees under the Plan. Any such investments made by the Trust continue to be part of the Trust's general assets and property and may be used by the Trust to satisfy its creditors.

      The following table shows each Trustee's ownership of shares of AmSouth Funds' shares as of December 31, 2001:


------------------------------------------------------------------------------------------------------------------------------------

NAME OF                                                      DOLLAR RANGE OF EQUITY
TRUSTEE                                                             SECURITIES
------------------------------------------------------------------------------------------------------------------------------------


                                                                 AMSOUTH      AMSOUTH                     AGGREGATE
                 AMSOUTH                     AMSOUTH  AMSOUTH     LIMITED      PRIME            AMSOUTH   DOLLAR RANGE
        AMSOUTH  INT'L    AMSOUTH  AMSOUTH   ENHANCED GOV'T       TERM         MONEY   AMSOUTH  EQUITY    OF SHARES IN
        GROWTH   EQUITY   MID CAP  SMALL CAP MARKET   INCOME      BOND         MARKET   VALUE   INCOME    THE AMSOUTH
         FUND    FUND     FUND     FUND      FUND     FUND        FUND         FUND     FUND    FUND      FUND
---------------------------------------------------------------------------------------------------------------------------

J. David                   $1-                                                                            $1-$10,000
Huber,                     $10,000
Jr.,
Chairman
of the
Board and
Trustee
---------------------------------------------------------------------------------------------------------------------------
Dick D.    $1-     $1-     $1-      $1-                                                $1-      $1-       $10,001-
Briggs,    $10,000 $10,000 $10,000  $10,000                                            $10,000  $10,000   $50,000
Jr., M.D.
Trustee
---------------------------------------------------------------------------------------------------------------------------
Wendell D. $1-     $1-     $1-      $1-      $1-      $10,001-    $1-          $10,001- $1-      $10,001   $50,001-
Cleaver,   10,000  $10,000 $10,000  $10,000  $10,000  $50,000     10,000       $50,000  $10,000  $50,000   $100,000
Trustee
---------------------------------------------------------------------------------------------------------------------------
James H.                   $1-      $1-                                                                   $1-
Woodward,                  $10,000  $10,000                                                               $10,000
Jr. Trustee
---------------------------------------------------------------------------------------------------------------------------
Edward P.                                                                                                 None
Farley
Trustee
---------------------------------------------------------------------------------------------------------------------------
Geoffrey                                                                                                  None
von Kuhn
Trustee
---------------------------------------------------------------------------------------------------------------------------
Norma A.                                                                                                  None
Coldwell
Advisory
Trustee
---------------------------------------------------------------------------------------------------------------------------
Homer H.                                                                                                  None
Turner, Jr.
Advisory
Trustee
---------------------------------------------------------------------------------------------------------------------------

BOARD OF TRUSTEES AND COMMITTEE MEETINGS

      The Board met four times during AmSouth Funds' fiscal year ended July 31, 2002, and each Trustee attended each meeting of the Board and of any committee of which he was a member during that year.

      AUDIT COMMITTEE. The Audit Committee was formed (a) to oversee generally the Funds' accounting and financial reporting policies and practices, the Funds' internal controls and, as appropriate, the internal controls of certain service providers; (b) to oversee generally the quality and objectivity of AmSouth Funds' financial statements and the independent audit thereof; and (c) to act as a liaison between the AmSouth Funds' independent auditors and the full Board. The Audit Committee is composed entirely of Independent Trustees; its members are Wendell D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward
P. Farley. During the fiscal year ended July 31, 2002, the Committee met two times.

      NOMINATING COMMITTEE. The Nominating Committee is responsible for nominating individuals to serve as trustees, including as Independent Fund Trustees, as members of committees, and as officers of the Trust. The Nominating Committee is composed entirely of Independent Trustees; its members are Wendell
D. Cleaver, James H. Woodward, Jr., Dick D. Briggs, Jr., and Edward P. Farley. The Committee will consider nominees recommended by shareholders; shareholders may send resumes of recommended persons to the attention of John Calvano, AmSouth Funds, 3435 Stelzer Road, Columbus, Ohio, 43219. During the Fiscal Year ended July 31, 2002, the Committee met one time.

OFFICERS OF AMSOUTH FUNDS

      The following table lists the officers of the AmSouth Funds. Each officer's address is 3435 Stelzer Road, Columbus, Ohio 43219.

----------------------------------------------------------------------------------------------------------------------



                                  TERM OF
                 POSITION HELD    OFFICE AND
                 WITH             LENGTH OF                                                PRINCIPAL OCCUPATION(S)
NAME, AGE AND    AMSOUTH          TIME         NUMBER OF FUNDS      OTHER DIRECTORSHIPS    DURING THE PAST FIVE
ADDRESS          FUNDS            SERVED*      OVERSEEN             HELD                   YEARS
----------------------------------------------------------------------------------------------------------------------

John F. Calvano  President        Since 1999   President of Amsouth          N/A           From September
Age 42                                         Funds consisting of                         1999 to present,
                                               24 portfolios).                             Senior Vice President,
                                                                                           AmSouth Bank; from October
                                                                                           1994 to September 1999,
                                                                                           employee of BISYS Fund
                                                                                           Services Limited
                                                                                           Partnership; from July 1992
                                                                                           to August 1994, investment
                                                                                           representative, BA
                                                                                           Investment Services; and
                                                                                           from October 1986 to July
                                                                                           1994, Marketing Manager,
                                                                                           Great Western Investment
                                                                                           Management.
----------------------------------------------------------------------------------------------------------------------

                                                           55

                                  TERM OF
                 POSITION HELD    OFFICE AND
                 WITH             LENGTH OF                                                    PRINCIPAL OCCUPATION(S)
NAME, AGE AND    AMSOUTH          TIME             NUMBER OF FUNDS      OTHER DIRECTORSHIPS    DURING THE PAST FIVE
ADDRESS          FUNDS            SERVED*          OVERSEEN             HELD                   YEARS
----------------------------------------------------------------------------------------------------------------------
Walter B. Grimm  Vice             Since 1994       Vice                      N/A               From June 1992
Age 56           President                         President of                                to present, employee
                                                   AmSouth Funds                               of BISYS Fund
                                                   (consisting of 24                           Services, Inc.; from
                                                   portfolios).                                1990 to 1992, President
                                                                                               and CEO, Security
                                                                                               Bancshares; from July
                                                                                               1981 to 1990, President
                                                                                               of Leigh Investments
                                                                                               Consulting (investment
                                                                                               firm).
-----------------------------------------------------------------------------------------------------------------------
Nadeem Yousaf    Treasurer        Since 2002        Treasurer of             From July         From August 1999 to
Age 41                                              AmSouth Funds            1997 to           present, employee of
                                                    (consisting of 24        present,          BISYS Fund Services.
                                                    portfolios).             Director,
                                                    Investors                Investors
                                                    Bank & Trust,            Bank & Trust,
                                                    Canadian                 Canadian.
-----------------------------------------------------------------------------------------------------------------------
Rodney L. Ruehle Secretary        Since 1999        Secretary of             N/A               From August 1990 to
Age 34                                              AmSouth Funds                              August 1995, Assistant
                                                    (consisting of 24                          Treasurer of the
                                                    portfolios).                               Cardinal Group of Funds;
                                                                                               from August 1995 to
                                                                                               present, Director
                                                                                               Administration Services,
                                                                                               BISYS Fund Services L.P.
                                                                                               From 1999-present, Vice
                                                                                               President and Secretary,
                                                                                               Fifth Third Funds, an
                                                                                               open-end management
                                                                                               investment company for
                                                                                               which BISYS Fund
                                                                                               Services, LP serves as
                                                                                               distributor.
-----------------------------------------------------------------------------------------------------------------------
Jeffrey C.       Assistant        Since 1999       Assistant                 N/A               An employee of BISYS
Cusick           Secretary                         Secretary and                               Fund Services, Inc.
Age 43           and Vice                          Vice                                        since July 1995.
                 President                         President of                                From September 1993
                                                   AmSouth Funds                               to July 1995, he was
                                                   (consisting                                 Assistant Vice
                                                   of 24                                       President of Federated
                                                   portfolios);Vice                            Administrative
                                                   President of                                Services. Currently,
                                                   Variable                                    President, Fifth Third
                                                   Insurance                                   Funds Vice President
                                                   Funds                                       and Secretary,
                                                   (consisting                                 American Performance
                                                   of 15                                       Funds.
                                                   portfolios, 7
                                                   of which are
                                                   advised by
                                                   the Advisor).
-----------------------------------------------------------------------------------------------------------------------

                                                           56

----------------------------------------------------------------------------------------------------------------------
                                  TERM OF
                 POSITION HELD    OFFICE AND
                 WITH             LENGTH OF                                                    PRINCIPAL OCCUPATION(S)
NAME, AGE AND    AMSOUTH          TIME             NUMBER OF FUNDS      OTHER DIRECTORSHIPS    DURING THE PAST FIVE
ADDRESS          FUNDS            SERVED*          OVERSEEN             HELD                   YEARS

----------------------------------------------------------------------------------------------------------------------
Alaina V. Metz   Assistant        Since 1995       Assistant                 N/A               From June 1995 to
Age 35           Secretary                         Secretary of                                present, Chief
                                                   AmSouth Funds                               Administrator,
                                                   (consisting                                 Administrative
                                                   of 24                                       and Regulatory
                                                   portfolios).                                Services, BISYS Fund
                                                   Assistant                                   Services Limited
                                                   Secretary of                                Partnership; from
                                                   Variable                                    May 1989 to June 1995,
                                                   Insurance                                   Supervisor, Mutual
                                                   Funds                                       Fund Legal
                                                   (consisting                                 Department, Alliance
                                                   of 15                                       Capital Management.
                                                   portfolios, 7                               Currently, (Officer),
                                                   of which are                                Gartmore Mutual Funds,
                                                   advised by                                  LEADER Mutual Funds,
                                                   the Advisor).                               Shay Asset Management
                                                                                               Fund; Barr Rosenberg
                                                                                               Variable Insurance
                                                                                               Trust; Vice President,
                                                                                               Pacific Capital Funds;
                                                                                               Secretary, Variable
                                                                                               Insurance Funds and
                                                                                               Signal Funds; Assistant
                                                                                               Secretary, BB&T Funds,
                                                                                               BNY Hamilton Funds,
                                                                                               Inc., Brenton Mutual
                                                                                               Funds, Citizens Funds,
                                                                                               Counter Bond Fund, The
                                                                                               Empire Builder Tax Free
                                                                                               Bond Fund, Eureka Funds,
                                                                                               Gartmore Variable
                                                                                               Insurance Trust,
                                                                                               Governor Funds, Hirtle
                                                                                               Callaghan Trust, HSBC
                                                                                               Advisor Funds Trust
                                                                                               (Class Y - Onshore
                                                                                               Feeder Funds), HSBC
                                                                                               Investor Funds,
                                                                                               Kensington Funds, Kent
                                                                                               Funds, Metamarkets.com,
                                                                                               Meyers Investment Trust,
                                                                                               MMA Praxis Mutual Funds,
                                                                                               Nationwide Asset
                                                                                               Allocation Trust (NAAT),
                                                                                               Old Westbury Funds, One
                                                                                               Group Mutual Funds, RBC
                                                                                               Funds, Shay -
                                                                                               Institutional Investors
                                                                                               Capital Appreciation
                                                                                               Fund, Inc., Shay -
                                                                                               M.S.B. Fund, Inc.,
-----------------------------------------------------------------------------------------------------------------------

                                       57

-----------------------------------------------------------------------------------------------------------------------
                                  TERM OF
                 POSITION HELD    OFFICE AND
                 WITH             LENGTH OF                                                    PRINCIPAL OCCUPATION(S)
NAME, AGE AND    AMSOUTH          TIME             NUMBER OF FUNDS      OTHER DIRECTORSHIPS    DURING THE PAST FIVE
ADDRESS          FUNDS            SERVED*          OVERSEEN             HELD                   YEARS
-----------------------------------------------------------------------------------------------------------------------
Alaina V. Metz                                                                                 Summit (cont'd.)
                                                                                               Investment Trust, The
                                                                                               Shelby Funds, United
                                                                                               American Cash Reserves,
                                                                                               USAllianz Funds,
                                                                                               USAllianz Variable
                                                                                               Insurance Products
                                                                                               Trust, UST of Boston,
                                                                                               Valiant Fund, Van Ness
                                                                                               Funds, Victory
                                                                                               Portfolios, Victory
                                                                                               Variable Insurance, The
                                                                                               Williamette Funds, Oak
                                                                                               Value, Old National
                                                                                               Funds, ProFunds, 1st
                                                                                               Source Monogram Funds,
                                                                                               Ambassador Funds,
                                                                                               American Independence
                                                                                               Funds Trust, American
                                                                                               Performance; and
                                                                                               Treasurer, Legacy
                                                                                               Funds Group.
-----------------------------------------------------------------------------------------------------------------------
* There is no defined term of office for officers of AmSouth Funds.

      The officers of AmSouth Funds are interested persons (as defined in the 1940 Act) and receive no compensation directly from AmSouth Funds for performing the duties of their offices.

      BISYS receives fees from the Trust for acting as Administrator and BISYS Fund Services, Inc. receives fees from the Trust for acting as Transfer Agent for and for providing fund accounting services to the Trust. Messrs. Cusick, Grimm, Ruehle, and Booth and Ms. Metz are employees of BISYS, not BISYS Fund Services, Inc.

CODE OF ETHICS

      Each Fund, AIMCO, BISYS Fund Services, Five Points Capital Advisors, Inc., Sawgrass Asset Management, LLC, OakBrook Investments, LLC, and Dimensional Fund Advisors Inc. have adopted codes of ethics ("Codes") under Rule 17j-1 of the Investment Company Act, and these Codes permit personnel, subject to the Codes to invest in securities, including securities that may be purchased or held by each Fund.

INVESTMENT ADVISOR

      Investment advisory and management services are provided to each Fund by the Advisor pursuant to the Investment Advisory Agreement dated as of October 15, 2001 (the " Advisory Agreement").


      Under the Advisory Agreement, the fee payable to the Advisor by the Funds for investment advisory services is the lesser of (a) such fee as may from time to time be agreed upon in writing by the Trust and the Advisor or (b) a fee computed daily and paid monthly based on the average daily net assets of each Fund as follows: the Prime Money Market Fund - forty one-hundredths of one percent (0.40%) annually; the U.S. Treasury Fund - forty one-hundredths of one percent (0.40%) annually; the Institutional Prime Obligations Fund -twenty one-hundredths of one percent (0.20%); Tax-Exempt Fund - twenty one-hundredths of one percent (0.20%) annually; Tennessee Tax-Exempt Fund - sixty-five one-hundredths of one percent (0.65%) annually; Treasury Reserve Fund - forty one-hundredths of one percent (0.40%) annually; the Value Fund - eighty one-hundredths of one percent (0.80%) annually; the Bond Fund - fifty one-hundredths of one percent (0.50%) annually; the Limited Term Bond Fund - sixty-five one-hundredths of one percent (0.65%) annually; the Balanced Fund - eighty one-hundredths of one percent (0.80%) annually; the Government Income Fund - thirty one-hundredths of one percent (0.30%) annually; the Florida Fund - thirty one-hundredths of one percent (0.30%) annually; the Municipal Bond Fund - forty one-hundredths of one percent (0.40%) annually; the Small Cap Fund - one hundred twenty one-hundredths of one percent (1.20%) annually; the Select Equity Fund - eighty one hundredths of one percent (.80%) annually; the Enhanced Market Fund - forty-five hundredths of one percent (0.45%) annually; the International Equity Fund - one hundred twenty five one-hundredths of one percent (1.25%) annually; the Mid Cap Fund - one hundred one-hundredths of one percent (1.00%) annually; the Capital Growth Fund - eighty one-hundredths of one percent (0.80%) annually; the Large Cap Fund - eighty one-hundredths of one percent (0.80%) annually; Aggressive Growth Portfolio - twenty one-hundredths of one percent (0.20%) annually; Growth Portfolio - twenty one-hundredths of one percent
(0.20%) annually; Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually; Moderate Growth and Income Portfolio - twenty one-hundredths of one percent (0.20%) annually. A fee agreed to in writing from time to time by the Trust and the Advisor may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect.

      For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, the Advisor received the following investment advisory fees(1):


                      FISCAL YEAR ENDED         FISCAL YEAR ENDED          FISCAL YEAR ENDED
                        JULY 31, 2002             JULY 31, 2001              JULY 31, 2000
                        -------------             -------------              -------------
                                   AMOUNT                     AMOUNT                      AMOUNT
                      EARNED       WAIVED      EARNED         WAIVED       EARNED         WAIVED
                      ------       ------      ------         ------       ------         ------

Balanced Fund       $1,299,401     $22,652    $1,367,509      $341,872      $2,283,895      $ --
Enhanced Market       202,437        6,258       277,217            --       264,084          --
Fund
Value Fund          5,172,401       64,236     5,069,274     1,267,321     6,419,275          --
Select Equity Fund    114,875            -        76,886            --       106,759          --
Florida Fund          400,794      154,151       404,830       155,703       453,352     198,628
U.S. Treasury Fund  1,085,862      135,736     1,207,422       150,923      1,155,68     354,406
Institutional Prime
Obligations Fund    1,374,900      893,666     1,171,676       761,580       513,326     333,601

                      FISCAL YEAR ENDED         FISCAL YEAR ENDED        PERIOD ENDED        FISCAL YEAR ENDED
                        JULY 31, 2002             JULY 31, 2001          JULY 31, 2000        DECEMBER 31, 1999
                        -------------             -------------          -------------        -----------------
                                   AMOUNT                   AMOUNT                  AMOUNT                AMOUNT
                      EARNED       WAIVED     EARNED        WAIVED      EARNED      WAIVED     EARNED     WAIVED
                      ------       ------     ------        ------      ------      ------     ------     ------
Small Cap Fund         $1,874,337 $156,19    $2,200,294     $83,354     $999,755     $2,982     $12,255     $ --

Bond Fund              4,213,775   972,41     3,917,317     904,000    2,810,891    648,672   2,319,255   33,367

Government Income
Fund                   1,942,574    448,288   2,143,040      494,550     963,864    232,231      61,967   33,367

Limited Term Bond
Fund                    115,349     257,389    1,151,989     265,845     912,393    210,554     734,542  169,510

Municipal Bond Fund    2,561,775    985,297    2,546,434     979,391   2,322,455    893,250   2,210,841  815,707

Prime Money Market
Fund                   5,413,220    676,671    5,501,663     687,696   3,941,129    272,524   2,765,375       --

Tax-Exempt Money
Market Fund             792,383     297,145      805,118     301,920     542,118    100,088    236,272    91,551

International
Equity Fund            2,007,931    374,537    1,648,948     263,832     542,118    100,088    236,272    91,551

Mid Cap Equity Fund     558,336      21,128      823,603          --     424,952         --    102,860       745

Capital Growth Fund    2,402,236          -    2,655,719          --   1,355,361         --   1,501,646   25,355

Large Cap Equity
Fund                   4,530,040    283,135    5,469,254     341,826   3,676,555    157,613   6,578,349  809,287

Tennessee Tax-Exempt
Fund                    369,641      85,302      421,382      97,242     258,016     41,800     453,208    7,254


                                                                   60

                      FISCAL YEAR ENDED         FISCAL YEAR ENDED         PERIOD ENDED         FISCAL YEAR ENDED
                        JULY 31, 2002             JULY 31, 2001           JULY 31, 2000        DECEMBER 31, 1999
                        -------------             -------------           -------------        -----------------
                                   AMOUNT                   AMOUNT                  AMOUNT                AMOUNT
                      EARNED       WAIVED     EARNED        WAIVED      EARNED      WAIVED     EARNED     WAIVED
                      ------       ------     ------        ------      ------      ------     ------     ------


Treasury Reserve Fund  $1,332,571  $166,576   $1,602,857   $200,356     $929,047    $86,576   $1,426,081  $215,483
Aggressive Growth
Portfolio              49,404        24,702       50,931     25,465       24,193     12,096      111,136   111,136

Growth Portfolio       40,307        20,153       42,229     21,114       22,898     11,448      111,326   111,326

Growth and Income
Portfolio             158,364        79,180      173,177     86,588      105,777     52,887      102,659   102,659

Moderate Growth and
Income Portfolio       45,707        22,853       43,271     21,635       25,872     12,936      109,442   212,101

(1)   With respect to Funds participating in the ISG/AmSouth combination,  the figures reflect the investment advisory fee paid to the former investment advisor for the period ended
      July 31, 2000 and the fiscal year ended December 31, 1999.

      The Advisory Agreement provides that the Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties, or from reckless disregard by the Advisor of its duties and obligations thereunder.

      Unless sooner terminated, the Advisory Agreement will continue in effect for successive one-year periods if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of the holders of a majority of the outstanding voting Shares of that Fund, and a majority of the Trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Advisory Agreement by votes cast in person at a meeting called for such purpose.

      The Advisory Agreement is terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of the holders of a majority of the outstanding voting Shares of that Fund, or by the Advisor. The Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

      In selecting investments for the Value Fund and the Balanced Fund, the Advisor employs the "value investing" method. A primary theory of value investing is that many investors tend to exaggerate both prosperity and problems in market valuations. This method, which may conflict with the prevailing mood of the market, involves the use of independent judgment backed by careful analysis of market data. The Advisor's approach when selecting investments for each of these Funds is to attempt to buy and sell securities that are temporarily mispriced relative to long-term value.

      In selecting investments for each of the Bond Funds, and the Balanced Fund, the Advisor attempts to anticipate interest rates, thereby capitalizing on cyclical movements in the bond markets. The Advisor seeks to achieve this goal through active management of the buying and selling of fixed-income securities in anticipation of changes in yields.

      From time to time, advertisements, supplemental sales literature and information furnished to present or prospective shareholders of the Funds may include descriptions of the Advisor including, but not limited to, (i) descriptions of the advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings related to the advisor's operations.

INVESTMENT SUB-ADVISORS

      Five Points Capital Advisors, Inc. ("Five Points") serves as investment sub-advisor to the Value Fund, the Large Cap Fund, the Capital Growth Fund and the Bond Fund. Sawgrass Asset Management, LLC ("Sawgrass") serves as investment sub-advisor to the Small Cap Fund. OakBrook Investments, LLC ("OakBrook") serves as investment sub-advisor to the Enhanced Market Fund, the Select Equity Fund and the Mid Cap Fund. Dimensional Fund Advisors Inc. ("Dimensional") serves as investment sub-advisor to the International Equity Fund. Five Points, Sawgrass, OakBrook and Dimensional each provide services pursuant to an investment sub-advisory agreement with the Advisor. Five Points, Sawgrass, OakBrook and Dimensional are each referred to as a "Sub-Advisor."

      FIVE POINTS. Investment sub-advisory services are provided to the Value Fund, the Large Cap Fund, the Capital Growth Fund and the Bond Fund by Five Points pursuant to a sub-advisory agreement dated as of October 3, 2001 between the Advisor and Five Points. Under the terms of the agreement, the Advisor has agreed to pay Five Points a monthly fee at the annual rate of .40% of the average daily net assets of each of the Value Fund, the Large Cap Fund and the Capital Growth Fund, and .325% of the average daily net assets of the Bond Fund. The agreement provides that, if the Advisor waives some or all of its investment advisory fee with respect to a Fund, Five Points shall waive its fee so that it shall receive no more than 50% of the net investment advisory fee paid to the Advisor with respect to that Fund.

      SAWGRASS. Investment sub-advisory services are provided to the Small Cap Fund by Sawgrass pursuant to a sub-advisory agreement dated as of May 12, 2001 between the Advisor and Sawgrass. Under the terms of the agreement, the Advisor has agreed to pay Sawgrass a monthly fee at the annual rate of 0.84% of the value of the Small Cap Fund's average daily net assets.

      OAKBROOK. Investment sub-advisory services are provided to the Select Equity Fund and the Enhanced Market Fund pursuant to a sub-advisory agreement dated as of May 12, 2001 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.56% and 0.32% of the value of the average daily net assets of the Select Equity Fund and the Enhanced Market Fund, respectively. Investment sub-advisory services are provided to the Mid Cap Fund pursuant to a Sub-Advisory agreement dated as of October 16, 2002 between the Advisor and OakBrook. Under the terms of the agreement, the Advisor has agreed to pay OakBrook a monthly fee at the annual rate of 0.30% of average daily net assets up to $50 million and 0.20% of average daily net assets in excess of $50 million of the Mid Cap Fund.

      DIMENSIONAL. Investment sub-advisory services are provided to the International Equity Fund pursuant to a sub-advisory agreement dated as of October 16, 2002 between the Advisor and Dimensional. Under the terms of the Agreement, the Advisor has agreed to pay Dimensional a monthly fee at the annual rate of 0.40% of average daily net assets up to $40 million and 0.20% of average daily net assets in excess of $40 million of the International Equity Fund.

      A Sub-Advisor will not be liable for any error of judgment or mistake of law or for any loss suffered by the Advisor, the Trust or the Fund in connection with the matters to which its Agreement relates, except that a Sub-Advisor shall be liable to the Advisor for a loss resulting from a breach of fiduciary duty by the Sub-Advisor under the 1940 Act and other Rules with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

      Unless sooner terminated, the sub-advisory agreements continue in effect with respect to the Mid Cap Fund and the International Equity Fund until October 16, 2004. Thereafter, these sub-advisory agreements shall continue in effect for successive one-year periods if such continuance is approved at least annually by a majority of the Trustees who are not parties to the Sub-Advisory Agreement or interested persons (as defined in the 1940 Act) of any party to the Sub-Advisory Agreement by vote cast in person at a meeting called for such purpose and by vote of the holders of a majority of the outstanding voting shares of the respective Fund or the Board of Trustees. The sub-advisory agreements with respect to the Value Fund, the Large Cap Fund, the Capital Growth Fund, the Bond Fund, the Small Cap Fund, the Enhanced Market Fund and the Select Equity Fund each continue in effect for one-year periods, provided such continuance is approved annually in the manner set forth above. Each Sub-Advisory Agreement may be terminated with respect to a Fund by the Trust at any time without the payment of any penalty by the Board of Trustees, by vote of the holders of a majority of the outstanding voting securities of the Fund, or by the Advisor or Sub-Advisor on 60 days' written notice. Each Sub-Advisory Agreement will also immediately terminate in the event of its assignment.

      From time to time, advertisements, supplemental sales literature and information furnished to present or prospective Shareholders of the Trust may include descriptions of a Sub-Advisor including, but not limited to, (i) descriptions of the Sub-Advisor's operations; (ii) descriptions of certain personnel and their functions; and (iii) statistics and rankings relating to the Sub-Advisor's operations.


BOARD CONSIDERATION OF THE ADVISORY AND SUB-ADVISORY AGREEMENTS

      In approving the Advisory and Sub-Advisory Agreements, the Trust's Board of Trustees ("Board") evaluated whether they were in the best interests of each Fund and its shareholders. The Board primarily considered, with respect to each Fund, the nature, quality and extent of the services provided under the Advisory Agreement and the Sub-Advisory Agreements ("Agreements") and the overall fairness of the Agreements to the Funds. The Board requested and evaluated reports and presentations from the Advisor and the Sub-Advisors that addressed specific factors designed to inform the Board's consideration of these and other issues.

      With respect to the nature and quality of the services provided, the Board considered the performance of each Fund in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio manager. The Board considered the Advisor and each Sub-Advisor's resources and responsiveness with respect to the Funds' performance and discussed efforts being made to improve the performance records of the Funds. The Board considered the Advisor's and each Sub-Advisor's personnel. The Board also considered the Advisor's and each Sub-Advisor's positive compliance history, as the firms have been free of significant compliance problems.

      With respect to the overall fairness of the Agreements, the Board primarily considered the fee structure of the Agreements and the profitability of the Advisor and each Sub-Advisor and its affiliates from their association with the Funds. The Board reviewed information about the rates of compensation paid to investment advisors, and overall expense ratios, for funds comparable in size, character and investment strategy to the Funds. The Board noted that most of the Funds were close to or below the median compensation paid. For those Funds that were not below the median, the Board considered the factors that contributed to the higher fee. The Board also considered the voluntary limits on Fund expenses undertaken by the Advisor and each Sub-Advisor. In concluding that the benefits accruing to the Advisor and each Sub-Advisor and their affiliates by virtue of their relationship to the Funds were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to each Fund, the Board reviewed specific data as to the Advisor's and each Sub-Advisor's profit or loss on each Fund for a recent period.

PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory Agreements, the Advisor determines, subject to the general supervision of the Trust's Board of Trustees and in accordance with each Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by a Fund, and which brokers are to be eligible to execute such Fund's portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, and the Balanced Fund (with respect to its debt securities) usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock  exchanges  involve  the  payment  of  negotiated  brokerage  commissions.
Transactions in over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Advisor and Sub-Advisor generally seek competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

      Allocation of transactions, including their frequency, to various dealers is determined by the Advisor and the Sub-Advisor in their best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to the Advisor may receive orders for transactions on behalf of the Trust. Information so received is in addition to and not in lieu of services required to be performed by the Advisor and does not reduce the advisory fees payable to the Advisor or the Sub-Advisor. Such information may be useful to the Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Advisor in carrying out their obligations to the Trust.

      Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by the Advisor or Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, investment company or account, the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Advisor believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Advisor or Sub-Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for the other Funds or for other investment companies or accounts in order to obtain best execution. As provided by each of the Advisory Agreements and the Sub-Advisory Agreement, in making investment recommendations for the Trust, the Advisor or Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Advisor or Sub-Advisor, its parent or its subsidiaries or affiliates and, in dealing with its customers, the Advisor or Sub-Advisor, its parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

      During the following fiscal years, the Funds listed below paid the following aggregate brokerage commissions:

                                      JULY 31, 2002        JULY 31, 2001     JULY 31, 2000
                                      -------------        -------------     -------------

Balanced Fund......................       $134,087           $105,898          $209,891
Enhanced Market Fund ..............         34,709             33,199            36,153
Value Fund.........................      2,841,739          1,251,733         1,085,225
Select Equity Fund.................         11,940              3,550            13,067
Small Cap Fund.....................        854,961            874,887           576,420

                                       65


                               FISCAL YEAR ENDED  FISCAL YEAR ENDED    PERIOD ENDED     FISCAL YEAR ENDED
                                  JULY 31,2002      JULY 31, 2001      JULY 31, 2000    DECEMBER 31,1999
                                 -------------      -------------      -------------    -----------------

International Equity Fund.......     $723,846        $296,757               $161,303        $52,129
Mid Cap Fund....................      191,277         161,190                 85,996         16,260
Capital Growth Fund.............      900,096         605,637                500,022        656,419
Large Cap Fund..................      239,292         231,300                 97,800        312,254

      During the fiscal year ended July 31, 2002, the following Funds have acquired securities of its regular brokers or dealers, or of their parents. The aggregate holdings of the securities of each issuer for each Fund are as follows:

--------------------------------------------------------------------------------
FUND                   NAME OF REGULAR BROKER OR DEALER  AGGREGATE HOLDINGS
--------------------------------------------------------------------------------
Prime Money Market Fund   Morgan Stanley                    $27,945,000
--------------------------------------------------------------------------------
                          Salomon Smith Barney              $230,129,000
--------------------------------------------------------------------------------
                          Bank of America                   $31,477,000
--------------------------------------------------------------------------------
                          Goldman Sachs                     $5,200,000
--------------------------------------------------------------------------------
                          Prudential                        $197,161,000
--------------------------------------------------------------------------------
US Treasury Money         Merrill Lynch                     $45,071,000
Market Fund
--------------------------------------------------------------------------------
                          Salomon Smith Barney              $45,071,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Bond Fund                 JP Morgan                         $4,174,000
--------------------------------------------------------------------------------
                          Morgan Stanley                    $3,732,000
--------------------------------------------------------------------------------
                          Bear Stearns                      $3,110,000
--------------------------------------------------------------------------------
                          Merrill Lynch                     $1,478,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Value Fund                Bank of America                   $12,448,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Limited Term Bond Fund    Bear Stearns                      $3,564,000
--------------------------------------------------------------------------------
                          Merrill Lynch                     $4,243,000
--------------------------------------------------------------------------------
                          Morgan Stanley                    $3,684,000
--------------------------------------------------------------------------------
                          Salomon Smith Barney              $684,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Balanced Fund             Bank of America                   $665,000
--------------------------------------------------------------------------------
                          Bear Stearns                      $2,000,000
--------------------------------------------------------------------------------
                          Salomon Smith Barney              $1,556,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND                   NAME OF REGULAR BROKER OR DEALER  AGGREGATE HOLDINGS
--------------------------------------------------------------------------------
Enhanced Market Fund      Morgan Stanley                    $198,000
--------------------------------------------------------------------------------
                          Merrill Lynch                     $114,000
--------------------------------------------------------------------------------
                          Lehman Bros.                      $85,000
--------------------------------------------------------------------------------
                          Bank of America                   $399,000
--------------------------------------------------------------------------------
                          Citigroup                         $758,000
--------------------------------------------------------------------------------
                          Goldman Sachs                     $124,000
--------------------------------------------------------------------------------

Capital Growth Fund       Bank of America                   $106,000
--------------------------------------------------------------------------------
                          Citigroup                         $1,676,000
--------------------------------------------------------------------------------
                          Morgan Stanley                    $145,000
--------------------------------------------------------------------------------
Large Cap Fund            Citigroup                         $2,516,000
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Treasury Reserve          Merrill Lynch                     $76,152
Money Market Fund
--------------------------------------------------------------------------------
                          Salomon Smith Barney              $76,152
--------------------------------------------------------------------------------

      During the fiscal years ended July 31, 2000, 2001 and 2002, the following brokerage commissions were paid to AmSouth Investment Services, Inc. ("AIS"), an affiliate of AmSouth Bank, and to Invest/Fidelity, an affiliate of AmSouth Bank prior to September 2000.

                         AGGREGATE BROKERAGE COMMISSIONS
                                   PAID TO AIS
                                   -----------
NAME OF FUND                          2000          2001          2002
------------                          ----          ----          ----

Balanced Fund                        $ 20,829      $20,842         N/A
Value Fund                           $110,931      $88,883         N/A

                         1999*        2000**        2001          2002
                         -----        ------        ----          ----
Capital Growth Fund      $23,236      $15,090       $8,568         N/A
Large Cap Fund           $17,200      $10,200       $9,900         N/A

*  For the fiscal year ended December 31.
** For the period January 1, 2000 through July 31, 2000.

GLASS-STEAGALL ACT

      The Gramm-Leach-Bliley Act of 1999 repealed certain provisions of the Glass-Steagall Act that had previously restricted the ability of banks and their affiliates to engage in certain mutual fund activities. Nevertheless, the Advisor's activities remain subject to, and may be limited by, applicable federal banking law and regulations. The Advisor and the Sub-Advisors believe that they possess the legal authority to perform the services for the Funds contemplated by the Investment Advisory Agreement and the Sub-Advisory Agreements and described in the Prospectuses and this Statement of Additional Information and have so represented in the Investment Advisory Agreement and the Sub-Advisory Agreements. AmSouth Bank also believes that it may perform sub-administration services on behalf of each Fund, for which it receives compensation from the Administrator without violation of applicable banking laws and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict the Advisor from continuing to perform such services for AmSouth Funds. Depending upon the nature of any changes in the services that could be provided by the Advisor, or the

Sub-Advisors, the Board of Trustees of AmSouth Funds would review AmSouth Funds' relationship with the Advisor and the Sub-Advisors and consider taking all action necessary in the circumstances.

      Should further legislative, judicial or administrative action prohibit or restrict the activities of AmSouth Bank, the Advisor, its affiliates, and its correspondent banks in connection with customer purchases of Shares of AmSouth Funds, such Banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in AmSouth Funds' method of operations would affect its net asset value per Share or result in financial losses to any customer.

      Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of AmSouth in connection with customer purchases of Shares of the Trust, AmSouth might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

ADMINISTRATOR

      ASO Services Company ("ASO") serves as administrator (the "Administrator") to each Fund of the Trust pursuant to the Management and Administration Agreement dated as of January 1, 2001 and amended on June 27, 2001 (the "Administration Agreement"). ASO is a wholly-owned subsidiary of BISYS which is a wholly-owned subsidiary of BISYS Group, Inc., a publicly held company which is a provider of information processing, loan servicing and 401(k) administration and record-keeping services to and through banking and other financial organizations. The Administrator assists in supervising all operations of each Fund (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those performed by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its transfer agency and fund accounting agreements with the Trust).

      Under the Administration Agreement, the Administrator has agreed to monitor the net asset value per Share of the Money Market Funds, to maintain office facilities for the Trust, to maintain the Trust's financial accounts and records, and to furnish the Trust statistical and research data and certain bookkeeping services, and certain other services required by the Trust. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and state tax returns, prepares filings with state securities commissions, and generally assists in supervising all aspects of the Trust's operations (other than those performed by the Advisor under the Advisory Agreements, the Sub-Advisors under the Sub-Advisory Agreements, those by AmSouth under its custodial services agreement with the Trust and those performed by BISYS Fund Services, Inc. under its fund accounting agreement and BISYS Fund Services Ohio, Inc. under its transfer agency agreement with the Trust). Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from each Fund (except the Institutional Prime Obligations Money Market Fund) equal to the lesser of (a) a fee computed at the annual rate of twenty one-hundredths of one percent (0.20%) of such Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. Under the Administration Agreement for expenses assumed and services provided as manager and administrator, the Administrator receives a fee from the Institutional Prime Obligations Money Market Fund equal to the lesser of (a) a fee computed at the annual rate of (0.10%) of the Institutional Prime Obligations Money Market Fund's average daily net assets; or (b) such fee as may from time to time be agreed upon in writing by the Trust and the Administrator. A fee agreed to from time to time by the Trust and the Administrator may be significantly lower than the fee calculated at the annual rate and the effect of such lower fee would be to lower a Fund's expenses and increase the net income of such Fund during the period when such lower fee is in effect. Each Fund also bears expenses incurred in pricing securities owned by the Fund.

      For its services as administrator and expenses assumed pursuant to the Administration Agreement, the Administrator received the following fees:


                             FISCAL YEAR ENDED     FISCAL YEAR ENDED     FISCAL YEAR ENDED
                               JULY 31, 2002         JULY 31, 2001         JULY 31, 2000
                               -------------         -------------         -------------
                                        AMOUNT                AMOUNT                AMOUNT
                             EARNED     WAIVED    EARNED      WAIVED     EARNED     WAIVED
                             ------     ------    ------      ------     ------     ------

Balanced Fund               $324,853   $81,215   $341,872     $85,466   $570,976   $42,241
Enhanced Market Fund          89,972    22,494    123,206      30,801   120,009     54,133
Value Fund                  1,293,112       --   1,267,321         --   1,604,826       --
Select Equity Fund            28,719     7,180     19,221       4,805    28,172     16,569
Florida Fund                 123,322    61,660    124,561      62,280   139,493     69,745
U.S. Treasury Fund           542,936        --    603,704          --   577,841         --
Institutional Prime
Obligations Fund             687,437        --    585,831      52,101   256,613    179,635


               FISCAL YEAR ENDED              FISCAL YEAR ENDED         PERIOD ENDED          FISCAL YEAR ENDED
                 JULY 31, 2002                  JULY 31, 2001          JULY 31, 2000          DECEMBER 31, 1999
                 -------------                  -------------      -----------------          -------------------
                                 AMOUNT                 AMOUNT                  AMOUNT                     AMOUNT
                 EARNED          WAIVED      EARNED     WAIVED      EARNED      WAIVED        EARNED       WAIVED
                 ------          ------      ------     ------      ------      ------        ------       ------

Small Cap Fund      $312,392      $78,100     $366,711    $91,676    $166,626  $55,962        $21,209     $21,209
Bond Fund          1,296,559      324,146    1,205,314    301,332     864,890  287,813        713,624     285,450
Government
Income Fund          597,721      149,433      659,388    164,843     296,574   76,592         19,067       9,450
Limited Term
Bond Fund            343,188       85,798      354,453     88,611     280,736   90,001        226,015      90,406
Municipal
Bond Fund            788,246      197,065      783,508    195,873     714,602  240,613        652,573     261,029
Prime Money
Market Fund        2,706,635     1,353,293   2,750,410  1,375,382   1,970,564  545,049      1,382,700          --
Tax-Exempt
Fund                 369,195           --      402,554         --     270,515       --        191,672          --
International
Equity Fund          321,272       80,319      263,832     65,958      85,626   17,234         49,045          --
Mid Cap Fund         111,668       27,918      164,721     41,180      79,192   15,448         15,317          --
Capital
Growth Fund          600,564      150,144      663,931    165,982     332,131   62,899        340,631          --


Large Cap Fund     1,132,520      283,135    1,367,315    341,826     861,408  157,613      1,153,818          --
Tennessee
Tax-Exempt                                                                                    133,786          --
Fund                 113,737       28,435      129,656     32,414      78,798   13,933
Treasury
Reserve Fund         666,292      333,140      801,429    400,711     440,879  173,152        484,234          --


                                                                69

Aggressive
Growth                                                                                                         --
Portfolio             49,404       24,702       50,931     25,465      22,251    8,210          9,656
Growth
Portfolio             40,307       20,153       42,229     21,114      20,885    7,422          5,547          --
Growth and
Income                                                                                                         --
Portfolio            158,364           --      173,177         --       3,070       --          7,323
Moderate
Growth and
Income                                                                                                         --
Portfolio            45,707        22,853       43,271     21,635      23,639    8,469                      9,525

      The Administration Agreement shall, unless sooner terminated as provided in the Administration Agreement (described below), continue until December 31, 2006. Thereafter, the Administration Agreement shall be renewed automatically for successive two-year terms, unless written notice not to renew is given by the non-renewing party to the other party at least 60 days' prior to the expiration of the then-current term. The Administration Agreement is terminable with respect to a particular Fund only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than 60 days' notice by the Trust's Board of Trustees or by the Administrator.

      The Administration Agreement provides that the Administrator shall not be liable for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or gross negligence in the performance of its duties, or from the reckless disregard by the Administrator of its obligations and duties thereunder.

EXPENSES

      Each Fund bears the following expenses relating to its operations: taxes, interest, any brokerage fees and commissions, fees of the Trustees of the Trust, Securities and Exchange Commission fees, state securities qualification fees, costs of preparing and printing Prospectuses for regulatory purposes and for distribution to current Shareholders, outside auditing and legal expenses, advisory and administration fees, fees and out-of-pocket expenses of the custodian and the transfer agent, dividend disbursing agents fees, fees and out-of-pocket expenses for fund accounting services, expenses incurred for pricing securities owned by it, certain insurance premiums, costs of maintenance of its existence, costs of Shareholders' and Trustees' reports and meetings, and any extraordinary expenses incurred in its operation.

      The Advisor and the Administrator each bear all expenses in connection with the performance of their services as Advisor and Administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for a Fund.

      No Fund will bear, directly or indirectly, the cost of any activity primarily intended to result in the distribution of Shares of such Fund; such costs will be borne by the Distributor.

      As a general matter, expenses are allocated to the Class I Shares, Class A Shares, Class B Shares, Institutional Class 1 Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of a Fund on the basis of the relative net asset value of each class. At present, the only expenses that will be borne solely by Class A Shares, Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares, other than in accordance with the relative net asset value of the class, are expenses under the Servicing Plan which relates only to the Class A Shares and the Distribution Plan which relates only to the Class B Shares.

SUB-ADMINISTRATORS

      AmSouth is retained by BISYS as the Sub-Administrator to the Trust pursuant to an agreement between the Administrator and the AmSouth. AmSouth entered into an Agreement with ASO as the Sub-Administrator of the Trust.
Pursuant to this agreement dated January 1, 2001, as amended June 27, 2001, AmSouth has assumed certain of the Administrator's duties, for which AmSouth receives a fee, paid by the Administrator, calculated at an annual rate of up to (0.10%) ten one-hundredths of one percent of each Fund's average net assets. For the fiscal years ended July 31, 2002, July 31, 2001, and July 31, 2000, AmSouth received $3,318,557, $3,506,939 and $1,562,664, respectively, for services provided to the Trust.

      BISYS is retained by the Administrator as a Sub-Administrator to the Trust. Pursuant to its agreement with the Administrator, BISYS Fund Services is entitled to compensation as mutually agreed upon from time to time by it and the Administrator.

DISTRIBUTOR

      BISYS serves as distributor to each Fund of the Trust pursuant to the Distribution Agreement dated as of July 16, 1997, as amended June 27, 2001 (the "Distribution Agreement"). The Distribution Agreement continues from year to year provided that such continuance is approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds or Fund subject to such Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to such Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to such Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated in the event of any assignment, as defined in the 1940 Act.

      Class A Shares, Class B Shares and Class I Shares of the Trust are subject to a Shareholder Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders
("Participating Organizations"). Each Fund has entered into a specific arrangement with BISYS for the provision of such services by BISYS, and reimburses BISYS for its cost of providing these services, subject to a maximum annual rate of twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of the Class A Shares and Class B Shares and fifteen one-hundredths of one percent (0.15%) of the average daily net assets of the Class I Shares of each Fund. The Servicing Plan was initially approved on December 6, 1995 by the Trust's Board of Trustees, including a majority of the trustees who are not interested persons of the Trust (as defined in the 1940
Act) and who have no direct or indirect financial interest in the Servicing Plan (the "Independent Trustees").

      The Servicing Plan may be terminated with respect to any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding class of the Fund to which the Servicing Plan applies. The Servicing Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Servicing Plan that would materially increase the shareholder servicing fee with respect to a Fund or class thereof requires the approval of the holders of the Fund or class. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Servicing Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Servicing Plan) indicating the purposes for which such expenditures were made.

      Under the Trust's Distribution and Shareholder Services Plan (the "Distribution Plan"), each Funds bears a Rule 12b-1 fee for its Class B Shares, Institutional Class 2 Shares, and Institutional Class 3 Shares in the following amounts: with respect to Class B Shares, at an annual rate equal to seventy-five one-hundredths of one percent (0.75%) of the average daily net assets of Class B Shares; with respect to Institutional Class 2 Shares, at an annual rate equal to twenty-five one-hundredths of one percent (0.25%) of the average daily net assets of Institutional Class 2 Shares of each Fund; and, with respect to Institutional Class 3 Shares, at an annual rate equal to fifty one-hundredths of one percent (0.50%) of the average daily net assets of the Institutional Class 3 Shares of a Fund. The Distributor may periodically waive all or a portion of the fee with respect to a Fund in order to increase the net investment income of the Fund available for distribution as dividends. The Distributor may apply the Class B, Institutional Class 2 or Institutional Class 3 Share Fee toward the following: (i) compensation for its services or expenses in connection with distribution assistance with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; (ii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors) as brokerage commissions in connection with the sale of such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares; and (iii) payments to financial institutions and intermediaries (such as banks, savings and loan associations, insurance companies, and investment counselors), broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services and/or reimbursement of expenses incurred in connection with distribution or shareholder services with respect to such Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares.

      The Distribution Plan was initially approved on March 12, 1997 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Fund (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees").

      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class B, Institutional Class 2 or Institutional Class 3 Shares of that Fund. The
Distribution Plan may be amended by vote of the Fund's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan that would materially increase the distribution fee with respect to the Class B, Institutional Class 2 or Institutional Class 3 Shares of a Fund requires the approval of the holders of that Fund's Class B, Institutional Class 2 or Institutional Class 3 Shares. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

      For the fiscal years ended July 31, 2002, July 31, 2001 and July 31, 2000, the Distributor received the following servicing fees with respect to the Class A Shares and the Class I Shares and the following distribution and servicing fees, as applicable, with respect to the Class B, Institutional Class 2 and Institutional Class 3 Shares from the following Funds:

                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS A SHARES    CLASS A SHARES     CLASS A SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------

Value Fund               $315,889      $--  $138,415    $ --  $146,178     $ --
Select Equity Fund          9,079       --     6,144      --    12,452       --
Enhanced Market Fund       55,188       --    45,618      --    49,143       --
Large Cap Fund*           170,473       --   187,943      --    37,907   37,907
Capital Growth Fund*       45,426       --    33,845      --     5,174       --
Mid Cap Fund*              26,027       --    32,559      --     2,299       --
Small Cap Fund             15,551       --    23,945      --    11,996       --
International Equity Fund*  8,004       --     5,620      --       565      565
Balanced Fund             171,939       --    77,890      --    79,646       --
Aggressive Growth          16,255    6,502     2,135     854       232       --
Portfolio*
Growth Portfolio*          10,510    4,204     1,931     772       119       --
Growth and Income          32,666   13,066     4,127   1,651       256       --
Portfolio*
Moderate Growth and
Income Portfolio*           7,451    2,980       194      78        68       --
Government Income Fund     17,455       --    14,244      --    12,669    3,958
Limited Term Bond Fund     34,264       --    18,842      --    11,797    2,436
Bond Fund                  64,524       --    28,748      --    20,283    6,527
Municipal Bond Fund        26,018       --    17,062      --    10,499    2,605
Florida Fund                9,247       --     7,399      --    15,093    6,447
Tennessee Tax-Exempt Fund*  8,183       --     9,799      --     1,560       --
Prime Money Market Fund 1,453,505       --   467,458      --   866,614  145,874
U.S. Treasury Fund        257,848       --    71,574      --    15,422    4,919
Treasury Reserve Fund     218,042       --   266,043      --   209,000       --
Tax-Exempt Fund           102,313       --   109,540      --    93,884   26,998

* For Funds participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the period ended July 31, 2000.

                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS I SHARES    CLASS I SHARES     CLASS I SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------

Value Fund                 $759,392 $253,137 $854,866 $284,945 $350,611 $116,868
Select Equity Fund           11,588    9,863    9,378    3,126    3,107    1,036
Enhanced Market Fund         16,912    5,638   41,589   13,862   18,894    6,298
Large Cap Fund*             706,982  235,667  873,137  291,043  615,000       --
Capital Growth Fund*        411,036  137,015  436,652  154,550  251,000       --
Mid Cap Fund*                54,157   18,053   84,327   28,108   50,000       --
Small Cap Fund              221,317   73,774  256,111   85,367   87,069   29,022
International Equity Fund*   23,371   78,549  193,655   64,551   67,000       --
Balanced Fund               121,032   40,345  198,595   66,195  107,905   35,967
Aggressive Growth Portfolio* 26,256    8,752   36,372   12,124   17,000       --
Growth Portfolio*            21,022    7,007   28,563    9,521   16,000       --

                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS I SHARES    CLASS I SHARES     CLASS I SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------
Growth and Income          96,346   32,119   125,036   41,678   77,000       --
Portfolio*
Moderate Growth and
Income Portfolio*          27,991    9,331    30,881   10,294   19,000       --
Government Income Fund    433,936  144,649   484,736  161,572  211,145   70,380
Limited Term Bond Fund    229,202   76,403   251,503   83,831  105,684   35,227
Bond Fund                 920,367  306,806   879,120  293,030  282,966   94,320
Municipal Bond Fund       571,520  190,511   575,653  191,877  222,005   74,000
Florida Fund               84,000   28,001    87,741   29,246   35,289   11,763
Tennessee Tax-Exempt Fund* 77,939   25,980    89,732   29,911   61,000       --
Prime Money Market Fund 1,154,061  384,696 1,180,811  393,590  442,984  147,658
U.S. Treasury Fund        252,490   84,165   409,840  136,609  158,899   52,962
Treasury Reserve Fund     368,890  122,966   441,447  147,148  276,000       --
Tax-Exempt Fund           235,757   78,587   236,196   78,729   84,270   28,089

* For Funds participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the period ended July 31, 2000.

                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS B SHARES    CLASS B SHARES     CLASS B SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------

Value Fund                 $139,344    $  --   $83,836    $ --   $101,241 $  --
Select Equity Fund           30,027       --     9,010      --     12,208    --
Enhanced Market Fund        116,358       --   156,302      --    125,683    --
Large Cap Fund*             267,455       --   263,901      --     95,346    --
Capital Growth Fund*         80,856       --    93,265      --     36,520    --
Mid Cap Fund*                93,182       --   131,190      --     36,596    --
Small Cap Fund               24,304       --    30,396      --     14,501    --
International Equity Fund     5,192       --     5,649      --      2,029    --
Balanced Fund               129,615       --    73,857      --     88,640    --
Aggressive Growth Portfolio*  6,957      696     3,633     363      2,038    --
Growth Portfolio*            19,345    1,935    13,000   1,300      4,917    --
Growth and Income Portfolio* 18,782    1,878    15,806   1,581      7,746    --
Moderate Growth and
Income Portfolio*            12,122    1,212     9,702     970      3,732    --
Government Income Fund       25,858       --     8,448      --      1,902    --
Limited Term Bond Fund       50,857       --    20,242      --     19,785    --
Bond Fund                    88,682       --    50,870      --     28,895    --
Municipal Bond Fund          26,997       --    11,668      --      3,848    --
Florida Fund                 19,619       --     8,282      --      6,805    --
Tennessee Tax-Exempt Fund*   16,354       --    10,872      --      4,824    --
Prime Money Market Fund      25,305       --    12,225      --      6,591    --

* For Funds participating in the ISG/AmSouth combination, the figures reflect fees received by the former Distributor for the period ended July 31, 2000.

                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS 2 SHARES    CLASS 2 SHARES     CLASS 2 SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------

Institutional Prime
Obligations Money
Market Fund              $707,362    $ --   $615,978   $ --   $190,524    $ --


                         FISCAL YEAR ENDED  FISCAL YEAR ENDED FISCAL YEAR ENDED
                           JULY 31, 2002      JULY 31, 2001     JULY 31, 2000
                           CLASS 3 SHARES    CLASS 3 SHARES     CLASS 3 SHARES
                           --------------    --------------     --------------
                                    AMOUNT            AMOUNT             AMOUNT
                          EARNED    WAIVED   EARNED   WAIVED   EARNED    WAIVED
                          ------    ------   ------   ------   ------    ------

Institutional Prime
Obligations Money
Market Fund              $983,502    $ --   $722,158   $ --   $249,725    $ --

For the fiscal year ended July 31, 2002, allocation of 12b-1 fees paid by the Class B Shares, Institutional Class 2 Shares and Institutional Class 3 Shares of the Funds for the following categories of expenses were as follows:

--------------------------------------------------------------------------------
                                        Class B    Institutional   Institutional
                                                      Class 2         Class 3
--------------------------------------------------------------------------------
 Advertising                              --            --               --
--------------------------------------------------------------------------------
Printing and Mailing of
prospectuses (to other than
current shareholders)                     --            --               --
--------------------------------------------------------------------------------
Compensation to underwriters              --            --               --
--------------------------------------------------------------------------------
Compensation to broker-dealers        $1,424,139     $707,362         $983,502
--------------------------------------------------------------------------------
Compensation to sales personnel           --            --               --
--------------------------------------------------------------------------------
Interest carrying, or other               --            --               --
 financing charges
--------------------------------------------------------------------------------
Other                                     --            --               --
--------------------------------------------------------------------------------

      All payments by the Distributor for distribution assistance or shareholder services under the Distribution Plan will be made pursuant to an agreement (a "Servicing Agreement") between the Distributor and such bank, other financial institution or intermediary, broker-dealer, or affiliate or subsidiary of the Distributor (hereinafter referred to individually as "Participating Organizations"). A Servicing Agreement will relate to the provision of distribution assistance in connection with the distribution of a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares to the Participating Organization's customers on whose behalf the investment in such Shares is made and/or to the provision of shareholder services to the
Participating Organization's customers owning a Fund's Class B Shares, Institutional Class 2 Shares or Institutional Class 3 Shares. Under the
Distribution Plan, a Participating Organization may include AmSouth or a subsidiary bank or nonbank affiliates, or the subsidiaries or affiliates of those banks. A Servicing Agreement entered into with a bank (or any of its subsidiaries or affiliates) will contain a representation that the bank (or subsidiary or affiliate) believes that it possesses the legal authority to perform the services contemplated by the Servicing Agreement without violation of applicable banking laws (including the Glass-Steagall Act) and regulations.

      The distribution fee will be payable without regard to whether the amount of the fee is more or less than the actual expenses incurred in a particular year by the Distributor in connection with distribution assistance or shareholder services rendered by the Distributor itself or incurred by the Distributor pursuant to the Servicing Agreements entered into under the Distribution Plan. If the amount of the distribution fee is greater than the Distributor's actual expenses incurred in a particular year (and the Distributor does not waive that portion of the distribution fee), the Distributor will realize a profit in that year from the distribution fee. If the amount of the distribution fee is less than the Distributor's actual expenses incurred in a particular year, the Distributor will realize a loss in that year under the Distribution Plan and will not recover from a Fund the excess of expenses for the year over the distribution fee, unless actual expenses incurred in a later year in which the Distribution Plan remains in effect were less than the distribution fee paid in that later year.

      The Glass-Steagall Act and other applicable laws prohibit banks generally from engaging in the business of underwriting securities, but in general do not prohibit banks from purchasing securities as agent for and upon the order of customers. Accordingly, the Trust will require banks acting as Participating Organizations to provide only those services which, in the banks' opinion, are consistent with the then current legal requirements. It is possible, however, that future legislative, judicial or administrative action affecting the securities activities of banks will cause the Trust to alter or discontinue its arrangements with banks that act as Participating Organizations, or change its method of operations. It is not anticipated, however, that any change in a Fund's method of operations would affect its net asset value per share or result in financial loss to any customer.

CUSTODIAN

      AmSouth serves as custodian of each Fund, except the International Equity Fund, pursuant to a Custodial Services Agreement with the Funds. The Bank of New York ("BNY"), located at 100 Church Street, New York, NY 10028 serves as custodian to the International Equity Fund pursuant to a Custody Agreement with the Fund.

      As custodians, Amsouth and BNY's responsibilities include safeguarding and controlling the Funds' cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds' investments.

TRANSFER AGENT AND FUND ACCOUNTING SERVICES.

      BISYS Fund Services Ohio, Inc. ("Transfer Agent") serves as transfer agent to each Fund of the Trust pursuant to a Transfer Agency and Shareholder Service Agreement with the Trust. The Transfer Agent is a wholly-owned subsidiary of The BISYS Group, Inc.

      BISYS Fund Services, Inc. ("Fund Accountant") provides fund accounting services to each of the Funds pursuant to a Fund Accounting Agreement with the Trust. Under the Fund Accounting Agreement, the Fund Accountant receives a fee from each Fund at the annual rate of 0.02% of such Fund's average daily net assets, plus out-of-pocket expenses.

INDEPENDENT ACCOUNTANTS

      The financial information appearing in the Prospectuses under "Financial Highlights" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein. Ernst & Young LLP'S address is 1100 Huntington Center, 41 South High Street, Columbus, OH 43215.

LEGAL COUNSEL

      Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, NW, 2nd Floor, Washington, DC 20036, is counsel to the Trust.

                             PERFORMANCE INFORMATION

GENERAL

      From  time  to  time,  the  Trust  may  include  the  following  types  of information  in  advertisements,  supplemental  sales  literature and reports to
Shareholders: (1) discussions of general economic or financial principals (such as the effects of inflation, the power of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions; (4) descriptions of past or anticipated portfolio holdings for one or more of the Funds within the Trust; (5) descriptions of investment strategies for one or more of such Funds; (6) descriptions or comparisons of various investment products, which may or may not include the Funds; (7) comparisons of investment products (including the Funds) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations.

      Investors may also judge the performance of each Fund by comparing its performance to the performance of other mutual funds with comparable investment objectives and policies through various mutual fund or market indices and data such as that provided by Lipper Analytical Services, Inc. and Donoghue's Money Fund Report. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, American Banker, Fortune, Institutional Investor, Ibbotson Associates, Inc., Morningstar, Inc., CDA/Wiesenberger, Pensions and Investments, U.S.A. Today, and local newspapers and periodicals. In addition to performance information, general information about these Funds that appears in a publication such as those mentioned above may be included in advertisements, sales literature and in reports to Shareholders. Additional performance information is contained in the Trust's Annual Report, which is available free of charge by calling the number on the front page of the Prospectus.

      Information about the performance of a Fund is based on the Fund's record up to a certain date and is not intended to indicate future performance. Yield and total return are functions of the type and quality of instruments held in a Fund, operating expenses, and marketing conditions. Any fees charged by a Financial Institution with respect to customer accounts investing in Shares of a Fund will not be included in performance calculations.

YIELDS OF THE MONEY MARKET FUNDS

      The "yield" of each Money Market Fund for a seven-day period (a "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but will not include realized gains or losses or unrealized appreciation or depreciation on portfolio investments. Yield may also be calculated on a compound basis (the "effective yield") which assumes that net income is reinvested in Fund shares at the same rate as net income is earned for the base period.

      The Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of the Tax-Exempt Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Tax-Exempt Fund is computed by dividing that portion of the effective yield of the Tax-Exempt Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

      The yield and effective yield of each of the Money Market Funds and the tax equivalent yield and the tax equivalent effective yield of the Tax-Exempt Fund will vary in response to fluctuations in interest rates and in the expenses of the Fund. For comparative purposes the current and effective yields should be compared to current and effective yields offered by competing financial institutions for that base period only and calculated by the methods described above.

      For the seven-day period ended July 31, 2002, the yield, effective yield, the tax equivalent yield and the tax equivalent effective yield of the Class I Shares and Class A Shares of each Money Market Fund, calculated as described above, were as follows:

                                                                               TAX
                                                                  TAX      EQUIVALENT
                                                  EFFECTIVE   EQUIVALENT    EFFECTIVE
          FUND             CLASS         YIELD      YIELD        YIELD        YIELD
          ----             -----         -----      -----        -----        -----
Prime
Money Market Fund.         Class I       1.15%      1.16%
U.S. Treasury Fund         Class I       0.96%      0.97%
Tax-Exempt Fund.           Class I       0.84%      0.84%        1.37%        1.37%
Treasury Reserve Fund.     Class I       1.10%      1.11%
Prime
Money Market Fund.         Class A       1.00%      1.01%
U.S. Treasury Fund         Class A       0.81%      0.82%
Tax-Exempt Fund.           Class A       0.69%      0.69%        1.12%        1.12%
Treasury Reserve Fund.     Class A       0.95%      0.96%
Institutional                            1.55%      1.56%
Prime Obligations Fund    Institutional
                           Class 1
Institutional                            1.30%      1.31%
Prime Obligations Fund    Institutional
                           Class 2
Institutional                            1.05%      1.06%
Prime Obligations Fund    Institutional
                           Class 3
Prime Money Market Fund.   Class B       0.25%      0.25%

YIELD OF THE EQUITY FUNDS AND THE BOND FUNDS

      The yield of each of the Funds will be computed by annualizing net investment income per share for a recent 30-day period and dividing that amount by the maximum offering price per share (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed-income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the Funds will vary from time to time depending upon market conditions, the composition of the Fund's portfolios and operating expenses of the Trust allocated to each Fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of the Funds.

      The Tax-Free Funds and the Tennessee Tax-Exempt Fund may also advertise a "tax equivalent yield" and a "tax equivalent effective yield." Tax equivalent yield will be computed by dividing that portion of each Fund's yield which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent effective yield for the Funds is computed by dividing that portion of the effective yield of the Fund which is tax-exempt by the difference between one and a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund that is not tax-exempt.

Yield Calculations
------------------

      The Fund may advertise its "yield" based on a 30-day (or one month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.

       ("a") = dividends and interest earned during the period
       ("b") = expenses accrued for the period (net of reimbursements)
       ("c") = the average daily number of shares outstanding  during the period that were entitled to receive dividends
       ("d") = the maximum offering price per share on the last day of the period

                                YIELD = 2[(a-b + 1)6 - 1]
                                           ---
                                           cd

      At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

      Investors in the Equity Funds and the Bond Funds are specifically advised that share prices, expressed as the net asset values per share, will vary just as yields will vary.

                                                                 TAX EQUIVALENT
                   FUND             CLASS           YIELD            YIELD
                   ----             -----           -----            -----
Florida Fund.....................   Class A          2.19%            3.57%
                                    Class I          2.38%            3.88%
Municipal Bond Fund..............   Class A          2.19%            3.57%

                                                                 TAX EQUIVALENT
                   FUND             CLASS           YIELD            YIELD
                   ----             -----           -----            -----
                                    Class I          2.38%            3.88%
Bond Fund........................   Class A          3.49%              --
                                    Class I          3.75%              --
                                    Class B          2.90%              --
Government Income Fund...........   Class A          3.52%              --
                                    Class I          3.78%              --
Limited Term Bond Fund...........   Class A          2.48%              --
                                    Class I          2.69%              --
Tennessee Tax-Exempt Fund........   Class A          1.97%            3.21%
                                    Class I          2.20%            3.58%

      For the 30-day period ending July 31, 2002, the yield of the Equity Funds was:

                  FUND                        CLASS                 YIELD
                  ----                        -----                 -----

Value Fund..............................     Class I                2.29%
Balanced Fund...........................     Class I                2.38%
Small Cap Fund..........................     Class I               (1.13%)
Enhanced Market Fund....................     Class I                0.88%
Select Equity Fund......................     Class I                0.72%
Mid Cap Fund............................     Class I               (0.42%)
Capital Growth Fund.....................     Class I               (0.53%)
Large Cap Fund..........................     Class I                0.14%
Value Fund..............................     Class A                2.04%
Balanced Fund...........................     Class A                2.16%
Small Cap Fund..........................     Class A               (1.21%)
Enhanced Market Fund....................     Class A                0.73%
Select Equity Fund......................     Class A                0.58%
Mid Cap Fund............................     Class A               (0.50%)
Capital Growth Fund.....................     Class A               (0.59%)
Large Cap Fund..........................     Class A                0.03%
Value Fund..............................     Class B                1.41%
Balanced Fund...........................     Class B                1.55%
Small Cap Fund..........................     Class B               (2.02%)
Enhanced Market Fund....................     Class B               (0.03%)
Select Equity Fund......................     Class B               (0.09%)
Mid Cap Fund............................     Class B               (1.27%)
Capital Growth Fund.....................     Class B               (1.55%)
Large Cap Fund..........................     Class B               (0.69%)

CALCULATION OF TOTAL RETURN

      Total Return is a measure of the change in value of an investment in a Fund over the period covered, assuming the investor paid the current maximum applicable sales charge on the investment and that any dividends or capital gains distributions were reinvested in the Fund immediately rather than paid to the investor in cash. The formula for calculating Total Return includes four steps: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

RETURN BEFORE TAXES

      Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

      For the one-year and five-year periods ended July 31, 2002, average annual total return was as follows:

                    FUND                 CLASS           ONE-YEAR      FIVE-YEAR
                    ----                 -----           --------      ---------

Prime Money Market Fund...............   Class I           1.68%          4.36%
U.S. Treasury Fund....................   Class I           1.56%          4.04%
Tax-Exempt Fund.......................   Class I           1.02%          2.62%
Prime Money Market Fund...............   Class A           1.53%          4.24%
U.S. Treasury Fund....................   Class A           1.41%          3.91%
Tax-Exempt Fund.......................   Class A           0.87%          2.50%
Florida Fund..........................   Class A           6.38%          4.85%
Bond Fund.............................   Class A           8.19%          6.95%
Limited Term Bond Fund................   Class A           6.44%          6.20%
Government Income Fund................   Class A           6.96%          6.75%
Municipal Bond........................   Class A           6.05%          4.91%
Institutional Prime Obligations Fund..   Institutional     2.09%          --
                                         Class 1
Institutional Prime Obligations Fund..   Institutional     1.83%          --
                                         Class 2
Institutional Prime Obligations Fund..   Institutional     1.58%          --
                                         Class 3
Prime Money Market Fund...............   Class B           0.77%          --
Tennessee Tax-Exempt Fund.............   Class A           5.87%          4.24%
Treasury Reserve Money Market Fund....   Class A           1.53%          4.13%
Tennessee Tax-Exempt Fund.............   Class B           4.98%          3.57%
Tennessee Tax-Exempt Fund.............   Class I           5.93%          4.42%
Treasury Reserve Money Market Fund....   Class I           1.68%          4.26%

                    FUND                 CLASS        ONE-YEAR      FIVE-YEAR
                    ----                 -----        --------      ---------

      For the one-year and five-year periods ended July 31, 2002, average annual total return was as follows:

                    FUND                 CLASS        ONE-YEAR      FIVE-YEAR
                    ----                 -----        --------      ---------

Value Fund...........................    Class I      (31.09)%        (0.09)%
Balanced Fund........................    Class I       (7.27)%          4.77%
Small Cap Fund.......................    Class I      (29.45)%        --
Value Fund...........................    Class A      (31.21)%        (0.25)%
Balanced Fund........................    Class A       (7.55)%          4.54%
Small Cap Fund.......................    Class A      (29.55)%        --
Value Fund...........................    Class B      (31.68)%        (0.99)%
Balanced Fund........................    Class B       (8.17)%          3.78%
Small Cap Fund.......................    Class B      (30.05)%        --
Capital Growth Fund..................    Class A      (26.70)%          0.05%
Large Cap Fund.......................    Class A      (22.75)%          3.03%
Mid Cap Fund.........................    Class A      (22.14)%        --
International Equity Fund............    Class A      (17.70)%        --
Aggressive Growth Portfolio..........    Class A      (23.76)%        --
Growth Portfolio.....................    Class A      (15.49)%        --
Growth and Income Portfolio..........    Class A      (10.17)%        --
Moderate Growth and Income Portfolio.    Class A       (7.80)%        --
Capital Growth Fund..................    Class B      (27.24)%        (0.85)%
Large Cap Fund.......................    Class B      (23.31)%          2.19%
Mid Cap Fund.........................    Class B      (22.82)%        --
International Equity Fund............    Class B      (18.29)%        --
Aggressive Growth Portfolio..........    Class B      (24.43)%        --
Growth Portfolio.....................    Class B      (16.13)%        --
Growth and Income Portfolio..........    Class B      (10.98)%        --
Moderate Growth and Income Portfolio.    Class B       (8.38)%        --
Capital Growth Fund..................    Class I      (26.62)%          0.07%
Large Cap Fund.......................    Class I      (22.64)%          3.10%
Mid Cap Fund.........................    Class I      (22.06)%        --
International Equity Fund............    Class I      (17.49)%        --
Aggressive Growth Portfolio..........    Class I      (23.78)%        --
Growth Portfolio.....................    Class I      (15.50)%        --
Growth and Income Portfolio..........    Class I      (10.19)%        --
Moderate Growth and Income Portfolio.    Class I       (7.65)%        --

      For the period from commencement of operations through July 31, 2002, the average annual total return was as follows:

                                            COMMENCEMENT OF
                                           OPERATIONS THROUGH   COMMENCEMENT OF
              FUND           CLASS           JULY 31, 2002      OPERATIONS DATE
              ----           -----           -------------      ---------------

Prime Money Market Fund...   Class I             5.05%            8-Aug-88
U.S. Treasury Fund........   Class I             4.79%            8-Sep-88
Tax-Exempt Fund...........   Class I             2.90%           27-Jun-88
Florida Fund..............   Class I             5.44%           02-Sep-97
Municipal Bond Fund.......   Class I             5.93%           02-Sep-97
Bond Fund.................   Class I             8.05%           02-Sep-97
Limited Term Bond Fund....   Class I             6.87%           02-Sep-97
Government Income Fund....   Class I             6.50%           02-Sep-97
Prime Money Market Fund...   Class A             5.00%           01-Apr-96
U.S. Treasury Fund........   Class A             4.74%           01-Apr-96
Tax-Exempt Fund...........   Class A             2.84%           01-Apr-96
Florida Fund..............   Class A             5.35%           30-Sep-94
Municipal Bond Fund.......   Class A             5.90%           01-Jul-97
Bond Fund.................   Class A             8.00%           01-Dec-88
Limited Term Bond Fund....   Class A             6.82%           01-Feb-88
Government Income Fund....   Class A             6.43%           01-Oct-93
Bond Fund.................   Class B             7.00%           02-Sep-97
Prime Money Market Fund...   Class B             3.24%           15-Jun-98
Institutional                Institutional
Prime Obligations Fund....   Class 1             4.58%           15-Sep-98
Institutional                Institutional
Prime Obligations Fund....   Class 2             4.32%           19-Feb-99
Institutional                Institutional
Prime Obligations Fund....   Class 3             4.06%           22-Feb-99
Tennessee Tax-Exempt
Fund......................   Class A             6.32%           28-Mar-94
Treasury Reserve
Money Market Fund.........   Class A             4.14%           29-Mar-94
Tennessee Tax-
Exempt Fund...............   Class B             5.33%           24-Feb-98
Tennessee Tax-
Exempt Fund...............   Class I             6.36%           03-Oct-97
Treasury Reserve
Money Market Fund.........   Class I             4.24%           03-Mar-94

      For the period from commencement of operations through July 31, 2002, the average annual total return was as follows:

                                              COMMENCEMENT OF    COMMENCEMENT OF
                                             OPERATIONS THROUGH    OPERATIONS
                    FUND            CLASS      JULY 31, 2001          DATE
                    ----            -----      -------------          ----

Value Fund........................  Class I         9.74%          01-Dec-88
Balanced Fund.....................  Class I         9.63%          19-Dec-91
Small Cap Fund....................  Class I        (4.95)%         02-Mar-98
Enhanced Market Fund..............  Class I        (0.03)%         01-Sep-98
Select Equity Fund................  Class I         5.15%          01-Sep-98
Value Fund........................  Class B         8.69%          01-Dec-88
Balanced Fund.....................  Class B         8.58%          19-Dec-91
Small Cap Fund....................  Class B        (5.86)%         02-Mar-98
Enhanced Market Fund..............  Class B        (0.97)%         01-Sep-90
Select Equity Fund................  Class B         4.23%          01-Sep-98
Value Fund........................  Class A         9.68%          01-Dec-88
Balanced Fund.....................  Class A         9.52%          19-Dec-91
Small Cap Fund....................  Class A        (5.11)%         02-Mar-98
Enhanced Market Fund..............  Class A        (0.19)%         01-Sep-98
Select Equity Fund................  Class A         4.99%          01-Sep-98
Capital Growth Fund...............  Class A         9.40%          01-Apr-96
Large Cap Fund....................  Class A        10.65%          03-Aug-92
Mid Cap Fund......................  Class A        (1.92)%         04-May-99
International Equity Fund.........  Class A        (3.93)%         15-Aug-97
Aggressive Growth Portfolio.......  Class A        (4.12)%         13-Jan-99
Growth Portfolio..................  Class A        (3.08)%         11-Feb-99
Growth and Income Portfolio.......  Class A        (0.70)%         08-Mar-99
Moderate Growth Income Portfolio..  Class A         0.69%          09-Feb-99
Capital Growth Fund...............  Class B         8.34%          05-Feb-98
Large Cap Fund....................  Class B         9.64%          15-Dec-98
Mid Cap Fund......................  Class B        (2.77)%         04-May-99
International Equity Fund.........  Class B        (4.68)%         02-Feb-99
Aggressive Growth Portfolio.......  Class B        (5.00)%         27-Jan-99
Growth Portfolio..................  Class B        (3.48)%         15-Feb-99
Growth and Income Portfolio.......  Class B        (0.99)%         27-Jan-99
Moderate Growth Income Portfolio..  Class B        (0.37)%         28-Jan-99
Capital Growth Fund...............  Class I         9.41%          03-Oct-97
Large Cap Fund....................  Class I        10.68%          14-Dec-98
Mid Cap Fund......................  Class I        (1.68)%         04-May-99
International Equity Fund.........  Class I        (3.85)%         14-Dec-98
Aggressive Growth Portfolio.......  Class I        (4.29)%         28-Jan-99
Growth Portfolio..................  Class I        (3.07)%         01-Feb-99
Growth and Income Portfolio.......  Class I         0.22%          08-Feb-99
Moderate Growth Income Portfolio..  Class I         0.84%          10-Feb-99

RETURN AFTER TAXES ON DISTRIBUTIONS

      An average annual rate of return after taxes on distribution ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions but not after taxes on redemption ("ATVD") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)n = ATVD

                             PERFORMANCE INFORMATION

                                                                                      SINCE
                 FUND                    CLASS     1 YEAR      5 YEAR     10 YEAR   INCEPTION
                 ----                    -----     ------      ------     -------   ---------
Value Fund
Pre Liquidation with Load..............Class A     -36.24%      -3.76%      5.78%     7.24%
Value Fund
Pre Liquidation with Load..............Class B     -35.99%      -3.44%      6.09%     7.47%
Value Fund
Pre Liquidation........................Class I     -32.43%      -2.57%      6.42%     7.72%
Small Cap Fund
Pre Liquidation with Load..............Class A     -33.43%                           -7.06%
Small Cap Fund
Pre Liquidation with Load..............Class B     -33.55%                           -7.01%
Small Cap Fund
Pre Liquidation........................Class I     -29.45%                           -5.69%
Balanced Fund
Pre Liquidation with Load..............Class A     -14.06%       0.55%      5.52%     6.41%
Balanced Fund
Pre Liquidation with Load..............Class B     -13.75%       0.95%      5.34%     6.17%
Balanced Fund
Pre Liquidation........................Class I      -8.80%       1.84%      6.20%     7.04%
Select Equity Fund
Pre Liquidation with Load..............Class A      -7.45%                            2.57%
Select Equity Fund
Pre Liquidation with Load..............Class B      -7.64%                            2.71%
Select Equity Fund
Pre Liquidation........................Class I      -1.95%                            4.19%
Enhanced Market Fund
Pre Liquidation with Load..............Class A     -28.53%                           -2.26%
Enhanced Market Fund
Pre Liquidation with Load..............Class B     -28.65%                           -2.23%
Enhanced Market Fund
Pre Liquidation........................Class I     -24.33%                           -0.73%
Capital Growth Fund
Pre Liquidation with Load............. Class A     -30.72%      -3.81%                2.59%
Capital Growth Fund
Pre Liquidation with Load............. Class B     -30.88%                           -4.73%

                                                                                      SINCE
                 FUND                    CLASS     1 YEAR      5 YEAR     10 YEAR   INCEPTION
                 ----                    -----     ------      ------     -------   ---------
Capital Growth Fund
Pre Liquidation....................... Class I     -26.62%                           -3.17%
Large Cap Fund
Pre Liquidation with Load............. Class A     -27.86%       0.17%                8.56%
Large Cap Fund
Pre Liquidation with Load............. Class B     -27.82%       0.15%                8.16%
Large Cap Fund
Pre Liquidation....................... Class I     -23.54%       1.37%                9.20%
Mid Cap Fund
Pre Liquidation with Load............. Class A     -26.41%                           -3.61%
Mid Cap Fund
Pre Liquidation with Load............. Class B     -26.68%                           -3.68%
Mid Cap Fund
Pre Liquidation....................... Class I     -22.06%                           -1.89%
International Equity Fund
Pre Liquidation with Load............. Class A     -22.21%                           -5.30%
International Equity Fund
Pre Liquidation with Load............. Class B     -22.37%                           -5.38%
International Equity Fund
Pre Liquidation....................... Class I     -17.52%                           -4.14%
Aggressive Growth Portfolio
Pre Liquidation with Load............. Class A     -28.95%                           -6.89%
Aggressive Growth Portfolio
Pre Liquidation with Load............. Class B     -28.99%                           -6.93%
Aggressive Growth Portfolio
Pre Liquidation....................... Class I     -24.82%                           -5.60%
Growth Portfolio
Pre Liquidation with Load............. Class A     -21.01%                           -5.98%
Growth Portfolio
Pre Liquidation with Load............. Class B     -20.83%                           -5.39%
Growth Portfolio
Pre Liquidation....................... Class I     -16.39%                           -4.44%
Growth and Income Portfolio
Pre Liquidation with Load............. Class A     -16.31%                           -3.74%
Growth and Income Portfolio
Pre Liquidation with Load............. Class B     -16.25%                           -2.91%
Growth and Income Portfolio
Pre Liquidation....................... Class I     -11.46%                           -1.21%
Moderate Growth and Income Portfolio
Pre Liquidation with Load............. Class A     -14.09%                           -2.37%
Moderate Growth and Income Portfolio
Pre Liquidation with Load............. Class B     -13.79%                           -2.35%
Moderate Growth and Income Portfolio
Pre Liquidation....................... Class I      -8.92%                           -0.67%

                                                                                      SINCE
                 FUND                    CLASS     1 YEAR      5 YEAR     10 YEAR   INCEPTION
                 ----                    -----     ------      ------     -------   ---------
Bond Fund
Pre Liquidation with Load............. Class A       1.86%       3.76%      3.84%     5.14%
Bond Fund
Pre Liquidation with Load............. Class B       0.62%       3.72%      3.61%     4.76%
Bond Fund
Pre Liquidation....................... Class I       6.16%       4.68%      4.30%     5.48%
Limited Term Bond Fund
Pre Liquidation with Load............. Class A       0.28%       3.10%      3.04%     4.19%
Limited Term Bond Fund
Pre Liquidation with Load............. Class B      -0.99%       2.92%      2.63%     3.61%
Limited Term Bond Fund
Pre Liquidation....................... Class I       4.54%       4.00%      3.50%     4.53%
Government Income Fund
Pre Liquidation with Load............. Class A       0.66%       3.61%                3.48%
Government Income Fund
Pre Liquidation with Load............. Class B      -0.63%       3.36%                3.10%
Government Income Fund
Pre Liquidation....................... Class I       4.94%       4.54%                4.01%
Municipal Bond Fund
Pre Liquidation with Load............. Class A       1.83%       3.98%                4.28%
Municipal Bond Fund
Pre Liquidation with Load............. Class B       0.18%                            2.81%
Municipal Bond Fund
Pre Liquidation....................... Class I       6.08%                            5.20%
Florida Fund
Pre Liquidation with Load............. Class A       2.11%       3.93%                4.75%
Florida Fund
Pre Liquidation with Load............. Class B       0.56%       3.53%                4.34%
Florida Fund
Pre Liquidation....................... Class I       6.54%       4.94%                5.39%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load............. Class A       1.65%       3.36%                3.91%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load............. Class B      -0.02%                            2.87%
Tennessee Tax-Exempt Fund
Pre Liquidation....................... Class I       5.93%                            4.46%

Return After Taxes on Distributions and Sale of Fund Shares
-----------------------------------------------------------

      An average annual rate of return after taxes on distribution and sale of fund shares ("T") may be computed by using the ending value at the end of a specified period after taxes on fund distributions and sale of fund shares ("ATVDR") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                P(1+T)n = ATVDR

                             PERFORMANCE INFORMATION


                                                                                    SINCE
                 FUND                    CLASS     1 YEAR     5 YEAR    10 YEAR    INCEPTION
                 ----                    -----     ------     ------    -------    ---------
Value Fund
Pre Liquidation with Load..............Class A    -19.84%     -0.82%      6.42%       7.51%
Value Fund
Pre Liquidation with Load..............Class B    -19.61%     -0.56%      6.68%       7.71%
Value Fund
Pre Liquidation........................Class I    -17.33%      0.18%      7.01%       7.96%
Small Cap Fund
Pre Liquidation with Load..............Class A    -20.52%                            -5.09%
Small Cap Fund
Pre Liquidation with Load..............Class B    -20.60%                            -5.03%
Small Cap Fund
Pre Liquidation........................Class I    -18.08%                            -4.04%
Balanced Fund
Pre Liquidation with Load..............Class A     -7.21%      2.05%      5.79%       6.54%
Balanced Fund
Pre Liquidation with Load..............Class B     -7.11%      2.33%      5.61%       6.32%
Balanced Fund
Pre Liquidation........................Class I     -3.86%      3.14%      6.40%       7.13%
Select Equity Fund
Pre Liquidation with Load..............Class A     -4.53%                             2.36%
Select Equity Fund
Pre Liquidation with Load..............Class B     -4.69%                             2.45%
Select Equity Fund
Pre Liquidation........................Class I     -1.13%                             3.69%
Enhanced Market Fund
Pre Liquidation with Load..............Class A    -17.09%                            -1.40%
Enhanced Market Fund
Pre Liquidation with Load..............Class B    -17.19%                            -1.41%
Enhanced Market Fund
Pre Liquidation........................Class I    -14.46%                            -0.17%
Capital Growth Fund
Pre Liquidation with Load............. Class A    -18.86%     -0.86%                  4.01%
Capital Growth Fund
Pre Liquidation with Load............. Class B    -18.96%                            -1.67%
Capital Growth Fund
Pre Liquidation....................... Class I    -16.34%                            -0.25%
Large Cap Fund
Pre Liquidation with Load............. Class A    -15.46%      2.01%                  8.49%
Large Cap Fund
Pre Liquidation with Load............. Class B    -15.31%      2.07%                  8.16%
Large Cap Fund
Pre Liquidation....................... Class I    -12.71%      3.01%                  9.07%

                                                                                    SINCE
                 FUND                    CLASS     1 YEAR     5 YEAR    10 YEAR    INCEPTION
                 ----                    -----     ------     ------    -------    ---------
Mid Cap Fund
Pre Liquidation with Load............. Class A    -16.22%                            -2.87%
Mid Cap Fund
Pre Liquidation with Load............. Class B    -16.38%                            -2.92%
Mid Cap Fund
Pre Liquidation....................... Class I    -13.54%                            -1.51%
International Equity Fund
Pre Liquidation with Load............. Class A    -13.64%                            -3.96%
International Equity Fund
Pre Liquidation with Load............. Class B    -13.74%                            -4.03%
International Equity Fund
Pre Liquidation....................... Class I    -10.74%                            -3.07%
Aggressive Growth Portfolio
Pre Liquidation with Load............. Class A    -15.90%                            -4.33%
Aggressive Growth Portfolio
Pre Liquidation with Load............. Class B    -15.79%                            -4.32%
Aggressive Growth Portfolio
Pre Liquidation....................... Class I    -13.25%                            -3.30%
Growth Portfolio
Pre Liquidation with Load............. Class A    -11.77%                            -3.99%
Growth Portfolio
Pre Liquidation with Load............. Class B    -11.74%                            -3.56%
Growth Portfolio
Pre Liquidation....................... Class I     -8.87%                            -2.77%
Growth and Income Portfolio
Pre Liquidation with Load............. Class A     -8.72%                            -2.21%
Growth and Income Portfolio
Pre Liquidation with Load............. Class B     -8.77%                            -1.62%
Growth and Income Portfolio
Pre Liquidation....................... Class I     -5.66%                            -0.19%
Moderate Growth and Income Portfolio
Pre Liquidation with Load............. Class A     -7.53%                            -1.22%
Moderate Growth and Income Portfolio
Pre Liquidation with Load............. Class B     -7.44%                            -1.26%
Moderate Growth and Income Portfolio
Pre Liquidation....................... Class I     -4.28%                            -0.16%
Bond Fund
Pre Liquidation with Load............. Class A      2.37%      3.71%      3.85%       2.02%
Bond Fund
Pre Liquidation with Load............. Class B      1.48%      3.61%      3.62%       4.68%
Bond Fund
Pre Liquidation....................... Class I      5.10%      4.49%      4.25%       5.34%
Limited Term Bond Fund
Pre Liquidation with Load............. Class A      1.29%      3.13%      3.10%       4.15%

                                                                                    SINCE
                 FUND                    CLASS     1 YEAR     5 YEAR    10 YEAR    INCEPTION
                 ----                    -----     ------     ------    -------    ---------
Limited Term Bond Fund
Pre Liquidation with Load............. Class B      0.38%      2.94%      2.74%       3.65%
Limited Term Bond Fund
Pre Liquidation....................... Class I      3.98%      3.89%      3.50%       4.46%
Government Income Fund
Pre Liquidation with Load............. Class A      1.60%      3.55%                  3.47%
Government Income Fund
Pre Liquidation with Load............. Class B      0.68%      3.32%                  3.14%
Government Income Fund
Pre Liquidation....................... Class I      4.31%      4.34%                  3.03%
Municipal Bond Fund
Pre Liquidation with Load............. Class A      2.61%      4.01%                  4.26%
Municipal Bond Fund
Pre Liquidation with Load............. Class B      1.37%                             2.90%
Municipal Bond Fund
Pre Liquidation....................... Class I      5.34%                             5.06%
Florida Fund
Pre Liquidation with Load............. Class A      2.65%      3.95%                  4.65%
Florida Fund
Pre Liquidation with Load............. Class B      1.47%      3.55%                  4.26%
Florida Fund
Pre Liquidation....................... Class I      5.49%      4.81%                  5.22%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load............. Class A      2.17%      3.38%                  3.88%
Tennessee Tax-Exempt Fund
Pre Liquidation with Load............. Class B      0.90%                             2.86%
Tennessee Tax-Exempt Fund
Pre Liquidation....................... Class I      4.91%                             4.32%

PERFORMANCE COMPARISONS

      YIELD AND TOTAL RETURN. From time to time, performance information for the Funds showing their average annual total return and/or yield may be included in advertisements or in information furnished to present or prospective Shareholders and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services as having the same investment objectives may be included in advertisements.

Lehman Brothers Government/Credit Bond Index is comprised of all bonds that are investment-grade rated BAA or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment.

Lehman Brothers Mortgage Index is comprised of all fixed securities mortgage pools by GNMA, FNMA and the FHLMC, including GNMA Graduated Payment Mortgages.

Lehman Brothers Municipal 10-Year Index includes municipal bonds issued within the last five years by municipalities throughout the United States, with maturities of at least one year, but no more than 12 years, and a credit quality of at least Baa.

Merrill  Lynch  1-5-Year   Government  Bond  Index  tracks  the  performance  of
government bonds in that maturity range with a rating of at least BAA.

Merrill Lynch 1-12-Year Municipal Bond Index tracks the performance of municipal bonds with intermediate maturities of at least one year, but no more than 12 years maturities.

Merrill Lynch 3-7-Year Municipal Bond Index tracks the performance of municipal bonds with intermediate maturities of at least three years, but no more than seven years.

Merrill Lynch Government/Corporate Master Index consists of issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by Standard and Poor's Ratings Group and Moody's Investors Service, Inc. Only notes and bonds with a minimum maturity of one year are included.

Morgan Stanley Capital  International (MSCI),  Europe,  Australasia and Far East
(EAFE) Index is comprised of a sample of companies representative of the market structure of 20 European and Pacific Basin countries.

Russell 2000(Registered) Growth Index tracks the performance of domestically traded common stocks of small- to mid-sized companies with higher price-to-book ratios and higher forecasted growth values.

S&P 500/BARRA Value Index is a market capitalization-weighted index of the stocks in the S&P 500(Registered) Index having the lowest price-to book ratios.

S&P 500(Registered) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole.

S&P MidCap(Registered) 400 Index is an unmanaged index comprised of 400 domestic stocks chosen for market size (median market capitalization of $676 million), liquidity and industry group representation.

All Funds. Current yields or performance will fluctuate from time to time and are not necessarily representative of future results. Accordingly, a Fund's yield or performance may not provide for comparison with bank deposits or other investments that pay a fixed return of for a stated period of time. Yield and performance are functions of a quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts by Financial Institutions for ash management services will reduce a Fund's effective yield to Shareholders.

                             ADDITIONAL INFORMATION

ORGANIZATION AND DESCRIPTION OF SHARES

      The Trust was organized as a Massachusetts business trust by the Agreement and Declaration of Trust, dated October 1, 1987, under the name "Shelf Registration Trust IV." The Trust's name was changed to "The ASO Outlook Group" as of April 12, 1988, to "AmSouth Mutual Funds" as of August 19, 1993 and to "AmSouth Funds" as of November 30, 1999 by amendments to the Agreement and Declaration of Trust. A copy of the Trust's Agreement and Declaration of Trust, as amended (the "Declaration of Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts. The Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest. The Trust presently has twenty-four series of Shares which represent interests in the Value Fund, the Capital Growth Fund, the Large Cap Fund, the Mid Cap Fund, the Small Cap Fund, the Balanced Fund, the Select Equity Fund, the Enhanced Market Fund, the International Equity Fund, the Strategic
Portfolios: Aggressive Growth Portfolio, the Strategic Portfolios: Growth Portfolio, the Strategic Portfolios: Growth and Income Portfolio, the Strategic
Portfolios: Moderate Growth and Income Portfolio, the Bond Fund, the Limited Term Bond Fund, the Government Income Fund, the Municipal Bond Fund, the Florida Fund, the Tennessee Tax-Exempt Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Treasury Reserve Money Market Fund, the Tax-Exempt Money Market Fund, and the Prime Obligations Money Market Fund. The Trust's Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued Shares of the Trust into one or more additional series.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shareholders of a Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Shares of the Trust are entitled to one vote per share (with proportional voting for fractional shares) on such matters as Shareholders are entitled to vote. Shareholders vote in the aggregate and not by series or class on all matters except (i) when required by the 1940 Act, shares shall be voted by individual series, (ii) when the Trustees have determined that the matter affects only the interests of one or more series or class, then only Shareholders of such series or class shall be entitled to vote thereon, (iii) when pertaining to the Shareholder Servicing Plan, and (iv) when pertaining to the Distribution Plan. There will normally be no meetings of Shareholders for the purposes of electing Trustees unless and until such time as less than a majority of the Trustees have been elected by the Shareholders, at which time the Trustees then in office will call a Shareholders' meeting for the election of Trustees.

SHAREHOLDER LIABILITY

      Under Massachusetts law, Shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims Shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in every agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any Shareholder of such Fund held liable on account of being or having been a Shareholder. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations.

MISCELLANEOUS

      The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Securities and Exchange Commission of the management or policies of the Trust.

      As used in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Fund upon the issuance or sale of Shares in that Group, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net assets of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net assets of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

      As used in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust or a particular Fund means the affirmative vote, at a meeting of Shareholders duly called, of the lesser of (a) 67% or more of the votes of Shareholders of the Trust or such Fund present at such meeting at which the holders of more than 50% of the votes attributable to the Shareholders of record of the Trust or such Fund are represented in person or by proxy, or (b) the holders of more than 50% of the outstanding votes of Shareholders of the Trust or such Fund.

      As of November 1, 2002, the trustees and officers of the Trust, as a group, owned less than 1% of the Class I Shares, of the Class A Shares and of the Class B Shares of any of the AmSouth Funds. The information in the following table shows, to the best of the knowledge of AmSouth Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class as of November 11, 2002. Those shareholders who beneficially own 25% or more of the outstanding shares of a Fund may be deemed to control that Fund under the 1940 Act.

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

VALUE FUND

AMVESCAP National Trust Company AS               9.166%
AmSouth Bank FBO BCBS Alabama                    (Class A Shares)
PO Box 4054
Concord, CA 94524

AMVESCAP National Trst. Co. Agn AmSouth          22.720%
Invesco Ret. Inc. Agent AmSouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
PO Box 4054
Concord, CA  94524

Kenneburt & Company                              16.305%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL  35202-1426

Kenneburt & Company                              22.936%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              22.197%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL  35202-1426

Kenneburt & Company                              12.317%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              5.723%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

SELECT EQUITY FUND

Kenneburt & Company                              41.409%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL  35202-1426

Kenneburt & Company                              46.600%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              11.199%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

ENHANCED MARKET FUND

AMVESCAP National Trst. Co. Agn AmSouth          5.306%
Advantage Mayer 401K Plan                        (Class A Shares)
PO Box 4054
Concord, CA  94524

AMVESCAP National Trst. Co. Agn Amsouth          44.424%
Invesco Ret. Inc. Agent AmSouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                              66.283%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL  35202-1426

Kenneburt & Co.                                  13.582%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Co.                                  18.993%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

LARGE CAP FUND

AMVESCAP National Trust Company As Agent         9.431%
For AmSouth Bank                                 (Class A Shares)
AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              14.431%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              13.213%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              52.076%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

CAPITAL GROWTH FUND

AMVESCAP National Trst. Co. Agn Amsouth          38.674%
Invesco Ret. Inc. Agent AmSouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                              22.334%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              18.749%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              6.571%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL  35202-1426

Kenneburt & Company                              24.787%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              15.549%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

MID CAP FUND

AMVESCAP National Trst. Co. Agn Amsouth          38.077%
Invesco Ret. Inc. Agent AmSouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

Kenneburt & Company                              21.882%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              66.176%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL  35202-1426

SMALL CAP FUND

Penson Financial Services, Inc.                  7.358%
FBO 650000021                                    (Class A Shares)
Suite 1400
Dallas, TX  75201

Kenneburt & Company                              52.963%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              17.082%
Small Cap Premier Fund Reinvestment              (Class I Shares)
PO Box 11426
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              24.401%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

INTERNATIONAL EQUITY FUND

Salomon Smith Barney, Inc.                       6.421%
00183420719                                      (Class A Shares)
333 West 34th Street - 3rd Floor
New York, NY  10001

AMVESCAP National Trst. Co. Agn Amsouth          44.486%
Invesco Ret. Inc. Agent AmSouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
P.O. Box 4054
Concord, CA  94524

AMVESCAP National Trust Company                  11.961%
FBO Maynard Cooper & Gale PC 401K Plan           (Class A Shares)
1855 Gateway Blvd. Suite 500
Concord, CA 34520

Legg Mason Wood Walker, Inc.                     5.158%
284-07011-28                                     (Class B Shares)
PO Box 1476
Baltimore, MD  21202

NFSC FEBO 09F-527289                             21.286%
Susan J. Rose Ttee.                              (Class B Shares)
PO Box 20047
UA41897
St. Petersburg, FL  33742

Kenneburt & Company                              34.581%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

Kenneburt & Company                              42.097%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              17.840%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

BALANCED FUND

AMVESCAP National Trst. Agn. AmSouth Bank        20.472%
BCBS Alabama 401K                                (Class A Shares)
PO Box 4054
Concord, CA  94524

AMVESCAP National Trst. Co. Agn. AmSouth         20.759%
INVESCO Ret. Inc. Agent Amsouth Bank Ttee.       (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
PO Box 4054
Concord, CA  94524

AMVESCAP National Trust Company As Agent         7.256%
FBO Brasfield & Gorrie Employee Accum. Pl.       (Class A Shares)
PO Box 4054
Concord, CA  94520

Kenneburt & Company                              41.515%
Fee'd Reinvestment                               (Class I Shares)
PO Box 11426 CSTY Unit
Birmingham, AL  35202-1426

Kenneburt & Company                              10.038%
Non Fee'd Reinvestment                           (Class I Shares)
PO Box 11426 CSTY Unit
Birmingham, AL  35202-1426

Kenneburt & Company                              6.312%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

BISYS Retirement Services FBO                    6.808%
Warrior Tractor & Equipment 401K                 (Class I Shares)
Suite 1400
1380 Lawrence Street
Denver, CO  80204

AGGRESSIVE GROWTH PORTFOLIO

AMVESCAP National Trst. Agn Amsouth Bank         7.749%
FBO Southern Champion Tray LP 401K               (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94524

AMVESCAP National Trst. Agn Amsouth Bank         33.432%
FBO Buntin Advertising Plan Trust                (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94524

BISYS Retirement Services FBO                    6.370%
Poole's Sawmill Supply Inc. P S Plan             (Class A Shares)
Suite 1400
Denver, CO  80204

NFSC FEBO FR1-445568                             8.307%
NFS FMTC Rollover IRA                            (Class B Shares)
5039 Irene Road
Summitt, MS  39666

NFSC FEBO FR1-445851                             9.065%
NFS FMTC IRA                                     (Class B Shares)
3853 Williamson Road
Clinton, MS  39056

NFSC FEBO TN3-003115                             5.362%
Kenneth W. Baker                                 (Class B Shares)
4010 Plantation Drive
Hermitage, TN  37076

Kenneburt & Company                              32.774%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL  35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

BISYS Retirement Services FBO                    11.547%
Walker-J-Walker Inc. Profit Sharing              (Class I Shares)
Suite 1400
Denver, CO  80204

BISYS Retirement Services FBO                    6.388%
Lee-Smith Lesco 401 K Retirement                 (Class I Shares)
Suite 1400 Denver, CO 80204

BISYS Retirement Services FBO                    8.427%
CC Clark Inc. 401 K Plan                         (Class I Shares)
Suite 1400
Denver, CO  80204

GROWTH PORTFOLIO

AMVESCAP National Trust Company as Agent         35.295%
FBO Mitchell Grocery 401 Plan                    (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94524

AMVESCAP National Trst. Agn Amsouth Bank         5.097%
FBO Southern Champion Tray LP 401K               (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94524

BISYS Retirement Services FBO                    5.693%
Ear Nose & Throat Phys. N. Miss.                 (Class A Shares)
401K PS Plan
700 17th Street, 3rd Floor
Denver, CO  80204

BISYS Retirement Services FBO                    5.068%
Central Medical Clinic PA                        (Class A Shares)
700 17th Street, 3rd Floor
Denver, CO  80204

BISYS Retirement Services FBO                    9.444%
Kinco Ltd.                                       (Class A Shares)
700 17th Street, 3rd Floor
Denver, CO  80204

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

BISYS Retirement Services FBO                    5.896%
Wheless Industries Inc. Profit Sharing           (Class A Shares)
700 17th Street Suite 300
Denver, CO  80202

NFSC FEBO 010-696102                             6.622%
NFSC FMTC IRA                                    (Class B Shares)
155 Sunset Lane
Trion, GA  30753

NFSC FEBO GC1-562793                             8.719%
Velma S. Hamilton                                (Class B Shares)
1329 Robert Drive
Jackson, MS  39211

Kenneburt & Company                              32.419%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL  35202-1426

AmSouth Bank                                     11.951%
Cook Yancey King Galloway                        (Class I Shares)
PO Box 11426
Birmingham, AL 35202

BISYS Retirement Services FBO                    7.487%
Clutch and Drive Shaft Profit Sharing            (Class I Shares)
Suite 1400
Denver, CO 80204

BISYS Retirement Services FBO                    9.406%
Lee-Smith Lesco 401 K Retirement                 (Class I Shares)
Suite 1400 Denver, CO 80204

BISYS Retirement Services FBO                    6.836%
Seabrook EES Profit Sharing Retirement           (Class I Shares)
Suite 1400
Denver, CO 80204

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

BISYS Retirement Services FBO                    5.598%
Specialty Risk Associates Inc. 401               (Class I Shares)
Suite 1400
Denver, CO 80204

GROWTH & INCOME PORTFOLIO

BISYS Retirement Services FBO                    16.666%
Ear Nose & Throat Phys. N. Miss.                 (Class A Shares)
401K PS Plan
700 17th Street, 3rd Floor
Denver, CO 80204

AMVESCAP National Trst. Co. Agn Amsouth          6.227%
Cash & Sons LP Gas Co.                           (Class A Shares)
PO Box 4054
Concord, CA  94524

AMVESCAP National Trst. Co. Agn Amsouth          11.316%
Invesco Ttee.                                    (Class A Shares)
FBO Industrial Supplies 401K PSP Plan
PO Box 4054
Concord, CA  94524

AMVESCAP National Trst. Co. Agn Amsouth          6.947%
FBO Shook & Fletcher Insulation Co.              (Class A Shares)
PO Box 4054
Concord, CA  94524

BISYS Retirement Services FBO                    5.676%
Daily Equipment Company Profit Sharing           (Class A Shares)
Suite 1400
Denver, CO 80204

BISYS Retirement Services FBO                    5.086%
Grubbs Management & Consultants PSP              (Class A Shares)
Suite 1400
1380 Lawrence Street
Denver, CO 80204

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

NFSC FEBO 010-695980                             7.695%
NFSC FMTC Rollover IRA                           (Class B Shares)
101 Hardwood Ridge Drive
Adairsville, GA 30103

NFSC FEBO FR1-446645                             6.258%
NFSC FMTC IRA                                    (Class B Shares)
245 Marla Avenue
Jackson, MS 39204

Kenneburt & Company                              59.428%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

BISYS Retirement Services FBO                    7.411%
CC Clark Inc. 401 K Plan                         (Class I Shares)
Suite 1400
Denver, CO 80204

MODERATE GROWTH & INCOME PORTFOLIO

AMVESCAP National Trst. Agn Amsouth Bank         13.053%
FBO Buntin Advertising Plan Trust                (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94520

BISYS Retirement Services FBO                    16.172%
West Quality Food Service Inc 401                (Class A Shares)
Suite 1400
Denver, CO 80204

BISYS Retirement Services FBO                    33.750%
North Mississippi Oral 401 K PS Plan             (Class A Shares)
Suite 1400
Denver, CO 80204

BISYS Retirement Services                        15.797%
Portland Gin & Bank Profit Sharing Plan          (Class A Shares)
700 17th Street, Suite 300
Denver, CO 80202

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

NFSC FEBO GC1-173878                             5.213%
Noelie L. Cook                                   (Class B Shares)
2300 Seven Springs Rd. Apt. B312
Tod-Chris Cook
Raymond, MS 39154

NFSC FEBO 010-823660                             7.180%
NFSC FMTC Rollover                               (Class B Shares)
600 Cedar Pine Rd.
Mathews, AL 36052

NFSC FEBO 010-363570                             12.449%
NFSC FMTC IRA                                    (Class B Shares)
957 Zachary Lane
Ft. Walton Beach, FL 32547

NFSC FEBO 010-677507                             5.424%
NFSC FMTC IRA                                    (Class B Shares)
5007 Winnie Street
Tampa, FL 33610

NFSC FEBO FC1-406104                             5.542%
Charles L. Payne                                 (Class B Shares)
21355 Highway 157
Springhill, LA 71075

NFSC FEBO 010-696102                             5.927%
NFSC FMTC IRA                                    (Class B Shares)
267 Daisy Avenue
Hattiesburg, MS 39402

Kenneburt & Company                              66.919%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202-1426

BISYS Retirement Services FBO                    5.955%
CC Clark Inc. 401 K Plan                         (Class A Shares)
Suite 1400
Denver, CO 80204

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

GOVERNMENT INCOME FUND

AMVESCAP National Trst. Amsouth Bank             7.035%
FBO Liberty National Life Insurance PSP          (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA  94524

NFSC FEBO FC1-558850                             5.589%
Betty Diane West McGowan                         (Class A Shares)
2749 Quail Run Place
Jackson, MS 39211

NFSC FEBO BSS-076260                             8.286%
Mississippi Manufacturers Assoc.                 (Class A Shares)
PO Box 22607
Jackson, MS 39225

Kenneburt & Company                              19.410%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              29.122
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

AmSouth Growth and Income Portfolio              7.374%
3435 Stelzer Road                                (Class I Shares)
Attn: Fund Accounting
Columbus, OH 43219

Kenneburt & Company                              5.361%
P.O. Box 11426                                   (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202

Kenneburt & Company                              25.052%
P.O. Box 11426 Proprietary Funds                 (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

LIMITED TERM BOND FUND

AMVESCAP National Trust Company                  14.165%
As Agent for AmSouth Bank                        (Class A Shares)
Alabama Farmers Cooperative Inc.
PO Box 4054
Concord, CA 94524

AMVESCAP National Trust AGN AmSouth Bank         5.445%
FBO Sweetwater Hospital Assoc 401K Plan          (Class A Shares)
1855 Gateway Blvd. Ste. 500
Concord, CA 94520

NFSC FEBO 010-968587                             5.005%
Ruffino LLC                                      (Class A Shares)
PO Box 583
Eutaw, AL 35462

Kenneburt & Company                              7.657%
F'eed Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202-1426

Kenneburt & Company                              7.145%
Non F'eed Reinvestment                           (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202-1426

AmSouth Growth & Income Portfolio                7.695%
3435 Stelzer Road                                (Class I Shares)
Attn: Fund Accounting
Columbus, OH 43219

Kenneburt & Company                              16.118%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              12.655%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              8.535%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              34.466%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL 35202-1426

BOND FUND

AMVESCAP National Trust Company as Agent         8.370%
For AmSouth Bank                                 (Class A Shares)
FBO AmSouth Bancorporation Thrift Plan
PO Box 4054
Concord, CA 94524

Kenneburt & Company                              20.596%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              29.818%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL 35202-1426

Kenneburt & Company                              15.673%
Fee'd Reinvestment                               (Class I Shares)
P.O. Box 11426 CSTDY Unit
Birmingham, AL 35202-1426

Kenneburt & Company                              14.117%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              8.404%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

MUNICIPAL BOND FUND

NFSC FEBO 010-372900                             7.813%
Gordon Rosen                                     (Class A Shares)
PO Box 2727
Tuscaloosa, AL 65403

Kenneburt & Company                              31.392%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              46.689%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              12.437%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              6.078%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

FLORIDA TAX-EXEMPT FUND

NFSC FEBO 09G-561088                             14.369%
Michael S. Kennedy Ttee.                         (Class A Shares)
3309 Frankford Avenue
UA81301
Panama City, FL 32405

NFSC FEBO FSC-231568                             19.100%
Wayne C. Mason                                   (Class A Shares)
12798 Wilderness Lane West
Jacksonville, FL 32258

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

NFSC FEBO 09F-561363                             19.000%
William A. Buskell Ttee.                         (Class A Shares)
PO Box 18040
UA72398
Panama City, FL 32417

NFSC FEBO 09G-402257                             7.852%
George C. Jenkins and                            (Class B Shares)
16416 US Highway 19N Lot 1514
Clearwater, FL 33764

NFSC FEBO 09G-544981                             7.847%
John D. Hetchler Ttee.                           (Class B Shares)
2701 Regency Oaks Blvd. N113
Clearwater, FL 33759

NFSC FEBO 09G-574465                             7.761%
Panagiotis Fotiadis                              (Class B Shares)
218 Windward Island
Clearwater, FL 33767

NFSC FEBO 09G-557668                             5.065%
Evelyn W. Stolze Ttee.                           (Class B Shares)
6056 82nd Terrace North
UA51690
Pinellas Park, FL 33781

NFSC FEBO 09G-573876                             6.968%
Estelle A. Williamson                            (Class B Shares)
1752 McKay Creek Drive
Largo, FL 34640

Kenneburt & Company                              85.250%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              10.743%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

TENNESSEE TAX-EXEMPT FUND

NFSC FEBO U31-055883                             5.436%
FABCO                                            (Class A Shares)
PO Box 105870 CTR 3144
Ttee. I. Walton Cunningham, Jr.
Atlanta, GA 30348

NFSC FEBO FSC-175501                             8.001%
Tennessee Lookout Limited Part.                  (Class A Shares)
5506 Brainerd Road
Chattanooga, TN 37411

Kenneburt & Co.                                  19.347%
P.O. Box 11426 Proprietary Funds                 (Class A Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Co.                                  43.600%
P.O. Box 11426 Proprietary Funds                 (Class A Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

NFSC FEBO FC1-267880                             5.947%
Bobby Jones                                      (Class B Shares)
9 Abbeywood Ct.
Nashville, TN 37215

NFSC FEBO FC1-032000                             8.018%
James R. Andrews                                 (Class B Shares)
764 Dividing Ridge Drive
Hoover, AL 35244

NFSC FEBO FC1-640131                             7.406%
Foglesong Construction Co. Inc.                  (Class B Shares)
1906 East McLemore
Memphis, TN 38114

Kenneburt & Company                              5.269%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Kenneburt & Company                              15.787%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              12.220%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              66.275%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

PRIME MONEY MARKET FUND

National Financial Services Corp.                87.080%
The Benefit of Our Customers                     (Class A Shares)
PO Box 3752
Church Street Station
New York, NY 10008-3752

Kenneburt & Company                              26.167%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              57.365%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

U.S. TREASURY MONEY MARKET FUND

National Financial Services Corp.                5.225%
The Benefit of Our Customers                     (Class A Shares)
PO Box 3752
Church Street Station
New York, NY 10008-3752

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

Hare & Co.                                       92.109%
One Wall Street, 2nd Floor                       (Class A Shares)
New York, NY 10286

Kenneburt & Company                              6.191%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Pat Webb
Birmingham, AL 35202-1426

Kenneburt & Company                              61.527%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

TREASURY RESERVE MONEY MARKET FUND

Hare & Co.                                       72.628%
One Wall Street 2nd Floor                        (Class A Shares)
Attn: Stif/Master Note
New York, NY 10286

National Financial Services Corp.                7.167%
Exclusive Benefit of Our Customers               (Class A Shares)
200 Liberty Street
One World Financial Center
Attn: C. Robinson
New York, NY 10281

Kenneburt & Co.                                  6.852%
P.O. Box 11426 Proprietary Funds                 (Class A Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Co.                                  44.214%
P.O. Box 11426 Proprietary Funds                 (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Co.                                  42.987%
P.O. Box 11426 Proprietary Funds                 (Class A Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

TAX-EXEMPT MONEY MARKET FUND

National Financial Services Corp.                87.189%
The Benefit of Our Customers                     (Class A Shares)
PO Box 3752
Church Street Station
New York, NY 10008-3752

National Financial Services Corp.                9.672%
Exclusive Benefit of Our Customers               (Class A Shares)
200 Liberty Street
One World Financial Center
Attn: C. Robinson
New York, NY 10281

Kenneburt & Company                              34.842%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              62.952%
P.O. Box 11426 CSTDY Unit                        (Class I Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

INSTITUTIONAL PRIME OBLIGATIONS FUND

Kenneburt & Company                              34.594%
P.O. Box 11426 CSTDY Unit                        (Class 1 Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

Kenneburt & Company                              56.227%
P.O. Box 11426 CSTDY Unit                        (Class 1 Shares)
Attn: Proprietary Funds-RCS 5
Birmingham, AL 35202-1426

AmSouth Stable Principal                         9.145%
3435 Stelzer Road                                (Class 1 Shares)
Attn: Dennis Beck
Columbus, OH 43219

                                                PERCENT OF RECORD
NAME AND ADDRESS                                    OWNERSHIP
----------------                                    ---------

AmSouth Bank                                     93.236%
720 39th Street North                            (Class 2 Shares)
Attn: J. David Neill, Jr.
Birmingham, AL 35222

AmSouth Bank                                     6.764%
730 39th Street North                            (Class 2 Shares)
Attn: Tanesha Howard
Birmingham, AL 35222

AmSouth Bank                                     40.580%
720 39th Street North                            (Class 3 Shares)
Attn: J. David Neill, Jr.
Birmingham, AL 35222

AmSouth Bank                                     59.420%
720 39th Street North                            (Class 3 Shares)
Attn: Tanesha Howard
Birmingham, AL 35222

      The Prospectuses of the Funds and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and Exchange Commission. Copies of such information may be obtained from the Securities and Exchange Commission upon payment of the prescribed fee.

      The Prospectuses of the Funds and this Statement of Additional Information are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectuses of the Funds and this Statement of Additional Information.

FINANCIAL STATEMENTS

      The financial information appearing in the Prospectuses under "Financial Highlights" has been derived from financial statements of the Trust incorporated by reference into this Statement of Additional Information which have been audited by Ernst & Young LLP, independent accountants for the Trust, or other independent accountants, as set forth in Ernst & Young LLP's report incorporated by reference herein.

                                    APPENDIX

      The NRSRO that may be utilized by the Funds with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, a division of McGraw-Hill Companies, Inc. ("S&P"), Fitch Ratings ("Fitch"), and Thomson Bank Watch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Funds and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

      LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

      Description of the five highest long-term debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

      Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

      A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

      Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      Ba   Bonds  which  are  rated  Ba  are  judged  to  have  speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      Description of the five highest long-term debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification);

      AAA An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

      AA   An  obligation   rated  'AA'  differs  from  the  highest  rated
           obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

      A An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

      BBB An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

      BB An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

Description of the three highest long-term debt ratings by Description of the three highest long-term debt ratings by Fitch IBCA;

      AAA Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

      AA Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

      A High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

     Moody's description of its three highest short-term debt ratings:

     Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries
               o    High rates of return on funds employed
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation
               o Well-established access to a range of financial markets and assured sources of alternate liquidity

     Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

     A-1 A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2 A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3 A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Fitch IBCA's description of its three highest short-term debt ratings:

     F1 Highest credit quality. Indicates the best capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

     F3 Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Short-Term Loan/Municipal Note Ratings

Moody's description of its two highest short-term loan/municipal note ratings:

MIG 1/VMIG 1 -- This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2/VMIG 2 -- This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

SHORT-TERM DEBT RATINGS

      Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

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

      BankWatch(Trademark) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Rating apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

TBW-1 -- The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

TBW-2 -- The second-highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated TBW-1.

TBW-3 -- The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

TBW-4 -- The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

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